--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                            THE GLOBAL VALUE SERIES

                        THE GLOBAL LARGE COMPANY SERIES

                        THE GLOBAL SMALL COMPANY SERIES

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2000

                 ---------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
THE DFA INVESTMENT TRUST COMPANY
  Schedules of Investments
    The Global Value Series.................................        1
    The Global Large Company Series.........................        1
    The Global Small Company Series.........................        1
  Statements of Assets and Liabilities......................        2
  Statements of Operations..................................        3
  Statements of Changes in Net Assets.......................        4
  Financial Highlights......................................        5
  Notes to Financial Statements.............................      6-7
  Report of Independent Certified Public Accountants........        8

THE DFA INVESTMENT DIMENSIONS GROUP -- THE LARGE CAP
 INTERNATIONAL PORTFOLIO
  Schedule of Investments...................................     9-18
  Statement of Assets and Liabilities.......................       19
  Statement of Operations...................................       20
  Statements of Changes in Net Assets.......................       21
  Financial Highlights......................................       22
  Notes to Financial Statements.............................    23-25
  Report of Independent Certified Public Accountants........       26

THE DFA INVESTMENT TRUST COMPANY
  Schedules of Investments
    The U.S. Large Company Series...........................       27
    The U.S. Large Cap Value Series.........................       32
    The U.S. 6-10 Small Company Series......................       34
    The DFA International Value Series......................       65
    The Japanese Small Company Series.......................       71
    The Pacific Rim Small Company Series....................       79
    The United Kingdom Small Company Series.................       88
    The Continental Small Company Series....................       94
  Statements of Assets and Liabilities......................      104
  Statements of Operations..................................      106
  Statements of Changes in Net Assets.......................      108
  Financial Highlights......................................      112
  Notes to Financial Statements.............................      116
  Report of Independent Certified Public Accountants........      121

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                            SCHEDULES OF INVESTMENTS

                               NOVEMBER 30, 2000
                            THE GLOBAL VALUE SERIES

                                                                  VALUE+
                                                                  ------
Investment in The U.S. Large Cap Value Series
  of The DFA Investment Trust Company (49.7%) (89,233
  Shares, Cost $1,393,324)..................................    $1,312,617
Investment in the DFA International Value Series
  of The DFA Investment Trust Company (50.3%) (110,150
  Shares, Cost $1,413,410)..................................     1,329,504
                                                                ----------
    Total Investments (100%) (Cost $2,806,734) ++...........    $2,642,121
                                                                ==========

--------------
++The cost for federal income tax purposes is $2,816,806.

                        THE GLOBAL LARGE COMPANY SERIES

                                                                   VALUE+
                                                                   ------
Investment in The U.S. Large Company Series
  of The DFA Investment Trust Company (49.3%) (Cost
  $97,318)..................................................      $ 93,582
Investment in The Large Cap International Portfolio
  of The DFA Investment Dimensions Group (50.7%) (5,552
  Shares, Cost $105,195)....................................        96,050
                                                                  --------
    Total Investments (100%) (Cost $202,513) ++.............      $189,632
                                                                  ========

--------------
++The cost for federal income tax purposes is $202,513.

                        THE GLOBAL SMALL COMPANY SERIES

                                                                   VALUE+
                                                                   ------
Investment in The U.S. 6-10 Small Company Series
  of The DFA Investment Trust Company (37.9%) (24,658
  Shares, Cost $332,440)....................................      $287,760
Investment in The Japanese Small Company Series
  of The DFA Investment Trust Company (21.7%) (Cost
  $178,464).................................................       164,659
Investment in The Pacific Rim Small Company Series
  of The DFA Investment Trust Company (9.3%) (Cost
  $77,457)..................................................        70,764
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company (9.2%) (Cost
  $70,142)..................................................        69,531
Investment in The Continental Small Company Series
  of The DFA Investment Trust Company (21.9%) (Cost
  $163,547).................................................       166,511
                                                                  --------
    Total Investments (100%) (Cost $822,050) ++.............      $759,225
                                                                  ========

--------------
++The cost for federal income tax purposes is $822,187.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                           THE        THE
                                                                THE       GLOBAL     GLOBAL
                                                               GLOBAL     LARGE      SMALL
                                                               VALUE     COMPANY    COMPANY
                                                               SERIES     SERIES     SERIES
                                                              --------   --------   --------
ASSETS:
Investments at Value........................................  $ 2,642     $  190     $  759
Cash........................................................        2         --         --
Receivable from Advisor.....................................        9          1          3
                                                              -------     ------     ------
    Total Assets............................................    2,653        191        762
                                                              -------     ------     ------
LIABILITIES:
Accrued Expenses and Other Liabilities......................       15          1          3
                                                              -------     ------     ------
    Total Liabilities.......................................       15          1          3
                                                              -------     ------     ------
NET ASSETS..................................................  $ 2,638     $  190     $  759
                                                              =======     ======     ======
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................  277,224     21,289     83,457
                                                              =======     ======     ======
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............  $  9.52     $ 8.91     $ 9.10
                                                              =======     ======     ======
PUBLIC OFFERING PRICE PER SHARE.............................  $  9.52     $ 8.91     $ 9.14
                                                              =======     ======     ======
Investments at Cost.........................................  $ 2,807     $  203     $  822
                                                              =======     ======     ======
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $ 2,710     $  211     $  836
Undistributed Net Investment Income.........................        3         --          2
Undistributed Net Realized Gain (Loss)......................       89         (8)       (16)
Unrealized Depreciation of Investment Securities and Foreign
  Currency..................................................     (164)       (13)       (63)
                                                              -------     ------     ------
                                                              $ 2,638     $  190     $  759
                                                              =======     ======     ======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

                                                                           THE           THE
                                                               THE       GLOBAL        GLOBAL
                                                              GLOBAL      LARGE         SMALL
                                                              VALUE      COMPANY       COMPANY
                                                              SERIES   SERIES (1)    SERIES (1)
                                                              ------   -----------   -----------
INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................  $   39         --         $   2
  Net Investment Income from The DFA Investment Trust
    Company.................................................      --      $   1             2
                                                              ------      -----         -----
      Total Investment Income...............................      39          1             4
                                                              ------      -----         -----
EXPENSES
  Accounting and Transfer Agent Fees........................      22         --            --
  Audit Fees................................................       5          1             1
  Shareholders' Reports.....................................       2         --             1
  Other.....................................................      --          1             1
                                                              ------      -----         -----
      Total Expenses........................................      29          2             3
      Less: Expenses Waived or Reimbursed...................     (25)        (1)           (3)
                                                              ------      -----         -----
  Net Expenses..............................................       4          1            --
                                                              ------      -----         -----
  NET INVESTMENT INCOME.....................................      35         --             4
                                                              ------      -----         -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................     109         --            --
  Net Realized Loss on Investment Securities Sold...........     (10)        (1)          (16)
  Net Realized Loss on Futures Transactions.................      --         (7)           --
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................    (133)       (13)          (63)
                                                              ------      -----         -----
  NET LOSS ON INVESTMENT SECURITIES.........................     (34)       (21)          (79)
                                                              ------      -----         -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $    1      $ (21)        $ (75)
                                                              ======      =====         =====

--------------

(1) For the period August 21, 2000 (commencement of operations) to November 30, 2000.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                             THE                     THE               THE
                                                            GLOBAL               GLOBAL LARGE      GLOBAL SMALL
                                                         VALUE SERIES           COMPANY SERIES    COMPANY SERIES
                                                  --------------------------    --------------    --------------
                                                     YEAR         AUG. 27,         AUG. 21,          AUG. 21,
                                                     ENDED           TO               TO                TO
                                                   NOV. 30,       NOV. 30,         NOV. 30,          NOV. 30,
                                                     2000           1999             2000              2000
                                                  -----------    -----------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.......................      $   35          $   5              --              $  4
  Capital Gain Distributions Received from The
    DFA Investment Trust Company..............         109             --              --                --
  Net Realized Loss on Investment Securities
    Sold......................................         (10)            --            $ (1)              (16)
  Net Realized Loss on Futures Transactions...          --             --              (7)               --
  Change in Unrealized Appreciation
    (Depreciation) of Investment Securities...        (133)           (31)            (13)              (63)
                                                    ------          -----            ----              ----
  Net Increase (Decrease) in Net Assets
    Resulting from Operations.................           1            (26)            (21)              (75)
                                                    ------          -----            ----              ----
Distributions From:
  Net Investment Income.......................         (37)            --              --                (2)
  Net Realized Gains..........................         (10)            --              --                --
                                                    ------          -----            ----              ----
    Total Distributions.......................         (47)            --              --                (2)
                                                    ------          -----            ----              ----
Capital Share Transactions (1):
  Shares Issued...............................       1,765            943             211               834
  Shares Issued in Lieu of Cash
    Distribution..............................          42             --              --                 2
  Shares Redeemed.............................         (40)            --              --                --
                                                    ------          -----            ----              ----
  Net Increase from Capital Share
    Transactions..............................       1,767            943             211               836
                                                    ------          -----            ----              ----
    Total Increase............................       1,721            917             190               759
NET ASSETS
  Beginning of Period.........................         917             --              --                --
                                                    ------          -----            ----              ----
  End of Period...............................      $2,638          $ 917            $190              $759
                                                    ======          =====            ====              ====
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..............................         182             95              21                83
   Shares Issued in Lieu of Cash
   Distribution...............................           4             --              --                --
   Shares Redeemed............................          (4)            --              --                --
                                                    ------          -----            ----              ----
                                                       182             95              21                83
                                                    ======          =====            ====              ====

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                          THE                 THE
                                                                 THE                     GLOBAL              GLOBAL
                                                                GLOBAL                   LARGE               SMALL
                                                                VALUE                   COMPANY             COMPANY
                                                                SERIES                   SERIES              SERIES
                                                        ----------------------          --------            --------
                                                          YEAR        AUG. 27,          AUG. 21,            AUG. 21,
                                                         ENDED           TO                TO                  TO
                                                        NOV. 30,      NOV. 30,          NOV. 30,            NOV. 30,
                                                          2000          1999              2000                2000
                                                        --------      --------          --------            --------
Net Asset Value, Beginning of Period..................   $ 9.67        $10.00           $ 10.00              $10.00
                                                         ------        ------           -------              ------
Income from Investment Operations
  Net Investment Income...............................     0.14          0.06              0.02                0.04
  Net Loss on Securities (Realized and Unrealized)....    (0.01)        (0.39)            (1.11)              (0.92)
                                                         ------        ------           -------              ------
  Total from Investment Operations....................     0.13         (0.33)            (1.09)              (0.88)
                                                         ------        ------           -------              ------
Less Distributions
  Net Investment Income...............................    (0.18)           --                --               (0.02)
  Net Realized Gains..................................    (0.10)           --                --                  --
                                                         ------        ------           -------              ------
  Total Distributions.................................    (0.28)           --                --               (0.02)
                                                         ------        ------           -------              ------
Net Asset Value, End of Period........................   $ 9.52        $ 9.67           $  8.91              $ 9.10
                                                         ======        ======           =======              ======
Total Return..........................................     1.39%        (3.30)%#         (10.90)%#            (8.80)%#

Net Assets, End of Period (thousands).................   $2,638        $  917           $   190              $  759
Ratio of Expenses to Average Net Assets (1)...........     0.47%         0.50%*            0.25%*(a)          0.375%*(a)
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses) (1).......................................     2.03%         5.22%*            3.37%*(a)           2.55%*(a)
Ratio of Net Investment Income to Average Net
  Assets..............................................     2.18%         2.62%*            0.63%*(a)           2.62%*(a)
Ratio of Net Investment Income to Average Net Assets
  (excluding waivers and assumption of expenses)......     0.62%        (2.32)%*          (2.49)%*(a)          0.45%*(a)
Portfolio Turnover Rate...............................      N/A           N/A               N/A                 N/A

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Series and its respective pro-rata share of its Master Fund Series'.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust" or "ITC") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-four investment portfolios, of which three (the "Global Funds" or "Feeder Funds") are presented in this section of the report and eight (the "Master Funds") are presented elsewhere in this report.

    The Global Funds achieve their investment objectives by investing in other series within the Trust or a portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

GLOBAL FUND (FEEDER FUND)                              MASTER FUNDS
-----------------------------------------------------  -------------------------------------------------
The Global Value Series                                The U.S. Large Cap Value Series (ITC)
                                                       The DFA International Value Series (ITC)
The Global Large Company Series                        The U.S. Large Company Series (ITC)
                                                       The Large Cap International Portfolio (IDG)
The Global Small Company Series                        The U.S. 6-10 Small Company Series (ITC)
                                                       The Japanese Small Company Series (ITC)
                                                       The United Kingdom Small Company Series (ITC)
                                                       The Pacific Rim Small Company Series (ITC)
                                                       The Continental Small Company Series (ITC)

    At November 30, 2000, all of the Global Funds owned less than one half of one percent of its Master Fund.

    The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Pacific Rim Small Company Series and The Continental Small Company Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

    The Global Large Company Series and The Global Small Company Series each accrue their respective share of income, net of expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

    2. FEDERAL INCOME TAXES: It is the Trust's intention to qualify as regulated investment companies and to distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Global Large Company Series and The Global Small Company Series each accrue their respective share of income, net of expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Master Funds. The Global Funds are not subject to a management fee.

    Effective August 21, 2000 the advisor has agreed to reimburse the Global Funds to the extent necessary to keep the annual combined expenses of the Feeder Funds and its respective Master Funds to not more than the following percentages of average daily net assets:

The Global Large Company Series.............................  0.250% of 1%
The Global Small Company Series.............................  0.375% of 1%

    Also, effective August 24, 2000, the Advisor has agreed to reimburse The Global Value Series to the extent necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.375% of 1% of average daily net assets. Until August 24, 2000, the Advisor had agreed to reimburse The Global Value Series to the extext necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.50% of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The Global Value Series....................................            --           $    (175)     $    (175)
The Global Large Company Series............................            --                 (13)           (13)
The Global Small Company Series............................      $      5                 (68)           (63)

    At November 30, 2000, The Global Large Company Series and The Global Small Company Series had capital loss carryforwards in the amount of approximately $8,000 and $16,000, respectively, which expire on November 30, 2008.

E. REIMBURSEMENT FEES:

    Shares of The Global Small Company Series are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital. The reimbursement fee for The Global Small Company Series is 0.405% of the net asset value of its shares.

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Global Funds during the year ended November 30, 2000.

    The Global Funds, together with other DFA-advised portfolios, have also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE GLOBAL FUNDS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Global Value Series, The Global Large Company Series and The Global Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Global Funds") at November 30, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Global Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (24.7%)
COMMON STOCKS -- (24.7%)
 Acom Co., Ltd.........................................        6,000   $    449,575
 Advantest Corp........................................        4,170        490,140
 Ajinomoto Co., Inc....................................       26,000        314,522
 *All Nippon Airways Co., Ltd..........................       24,000         78,215
 Alps Electric Co., Ltd................................        7,000        152,296
 Amada Co., Ltd........................................       13,000        106,210
 Amano Corp............................................        3,000         25,756
 Aoyama Trading Co., Ltd...............................        2,600         18,543
 *Arabian Oil Co., Ltd.................................        1,000          9,434
 Asahi Bank, Ltd.......................................      118,000        400,537
 Asahi Breweries, Ltd..................................       20,000        212,691
 Asahi Chemical Industry Co., Ltd......................       57,000        356,600
 Asahi Glass Co., Ltd..................................       49,000        481,281
 Asatsu-Dk, Inc........................................        1,700         43,125
 *Ashikaga Bank, Ltd...................................       23,000         42,358
 Autobacs Seven Co., Ltd...............................        1,000         24,239
 Bank of Fukuoka, Ltd..................................       24,000        103,998
 Bank of Tokyo-Mitsubishi, Ltd.........................      196,200      2,121,921
 Bank of Yokohama, Ltd.................................       43,000        191,765
 Benesse Corp..........................................        4,000        124,581
 Bridgestone Corp......................................       36,000        447,842
 Brother Industries, Ltd...............................        6,000         11,916
 CSK Corp..............................................        2,800         50,807
 Canon, Inc............................................       36,000      1,413,725
 Casio Computer Co., Ltd...............................       11,000        100,297
 Chiba Bank, Ltd.......................................       16,000         62,110
 Chubu Electric Power Co., Ltd.........................       14,100        245,032
 Chugai Pharmaceutical Co., Ltd........................        9,000        159,247
 Chugoku Electric Power Co., Ltd.......................        6,600         95,868
 Chuo Trust and Banking Co., Ltd.......................       28,000         88,471
 Citizen Watch Co., Ltd................................       12,000         97,932
 Cosmo Oil Co., Ltd....................................       26,000         59,384
 Credit Saison Co., Ltd................................        6,500        134,376
 Dai Nippon Ink & Chemicals, Inc.......................       29,000         97,914
 Dai Nippon Printing Co., Ltd..........................       30,000        437,117
 *Dai Nippon Screen Mfg. Co., Ltd......................        7,000         36,147
 Daicel Chemical Industries, Ltd.......................       14,000         44,488
 *Daiei, Inc...........................................       24,000         47,666
 Daifuku Co., Ltd......................................        3,000         20,068
 Dai-Ichi Pharmaceutical Co., Ltd......................       11,000        303,870
 Daikin Industries, Ltd................................       11,000        238,329
 Daimaru, Inc..........................................        5,000         13,587
 Daito Trust Construction Co., Ltd.....................        4,600         75,579
 Daiwa Bank, Ltd.......................................       76,000        139,964
 Daiwa House Industry Co., Ltd.........................       19,000        120,410
 Daiwa Securities Co., Ltd.............................       55,000        578,445
 Denki Kagaku Kogyo KK.................................       16,000         59,943
 Denso Corp............................................       38,000        849,048
 East Japan Railway Co.................................          168        967,616
 Ebara Corp............................................       11,000        139,720
 Elsai Co., Ltd........................................       12,000        411,659
 Fanuc, Ltd............................................       10,000        806,167
 Fuji Photo Film Co., Ltd..............................       21,000        845,527
 Fuji Soft ABC, Inc....................................        1,000         64,999
 Fujikura, Ltd.........................................       14,000        120,447
 Fujita Kanko, Inc.....................................        2,000          9,280
 Fujitsu, Ltd..........................................       82,000      1,308,788
 Furukawa Electric Co., Ltd............................       27,000        648,364

                                                            SHARES           VALUE+
                                                            ------           ------

 Gunma Bank, Ltd.......................................       20,000   $    103,637
 Gunze, Ltd............................................        8,000         30,333
 Hankyu Corp...........................................       18,000         59,799
 Hankyu Department Stores, Inc.........................        7,000         28,374
 *Hanwa Co., Ltd.......................................        2,000          2,004
 Higo Bank, Ltd........................................        5,000         19,545
 Hirose Electric Co., Ltd..............................        1,600        194,997
 *Hitachi Zosen Corp...................................       40,000         36,833
 Hitachi, Ltd..........................................      140,000      1,335,907
 *Hokuriku Bank, Ltd...................................       23,000         48,171
 Honda Motor Co., Ltd..................................       40,000      1,401,087
 House Foods Corp......................................        4,000         53,624
 Hoya Corp.............................................        4,000        332,216
 Inax Corp.............................................        6,000         28,112
 Isetan Co., Ltd.......................................        8,000         73,882
 *Ishihara Sangyo Kaisha, Ltd..........................       12,000         19,066
 *Ishikawajima-Harima Heavy Industries Co., Ltd........       49,000        115,012
 *Itochu Corp..........................................       59,000        274,304
 Itoham Foods, Inc.....................................        5,000         18,732
 Ito-Yokado Co., Ltd...................................       17,000        851,756
 JGC Corp..............................................        8,000         56,332
 Japan Air Lines Co., Ltd..............................       71,000        305,738
 *Japan Energy Corp....................................       42,000         92,136
 Joyo Bank, Ltd........................................       33,000        110,227
 Jusco Co., Ltd........................................       13,000        291,050
 Kajima Corp...........................................       40,000        115,554
 Kaken Pharmaceutical Co., Ltd.........................        3,000         15,762
 Kamigumi Co., Ltd.....................................       10,000         47,395
 Kandenko Co., Ltd.....................................        3,000         15,708
 *Kanebo, Ltd..........................................       19,000         51,972
 Kaneka Corp...........................................       14,000        116,908
 Kansai Electric Power Co., Inc........................       41,100        691,610
 Kao Corp..............................................       26,000        798,042
 Katokichi Co., Ltd....................................        2,000         51,638
 *Kawasaki Heavy Industries, Ltd.......................       51,000         65,838
 Kawasaki Kisen Kaisha, Ltd............................       23,000         38,413
 Kawasaki Steel Corp...................................      124,000        147,764
 Keihin Electric Express Railway Co., Ltd..............       19,000         77,186
 Kikkoman Corp.........................................        6,000         47,774
 Kinden Corp...........................................        9,000         54,518
 Kinki Nippon Railway Co., Ltd.........................       68,000        287,295
 Kirin Brewery Co., Ltd................................       40,000        380,966
 Kissei Pharmaceutical Co., Ltd........................        1,000         21,125
 *Kobe Steel, Ltd......................................       42,000         25,025
 Kokuyo Co., Ltd.......................................        4,000         57,380
 Komatsu, Ltd..........................................       37,000        185,048
 Komori Corp...........................................        2,000         31,597
 Konami Co., Ltd.......................................        4,700        316,102
 Konica Corp...........................................       13,000        109,731
 Koyo Seiko Co.........................................        6,000         42,953
 Kubota Corp...........................................       54,000        192,559
 Kuraray Co., Ltd......................................       14,000        116,655
 Kureha Chemical Industry Co., Ltd.....................        8,000         18,922
 Kurita Water Industries, Ltd..........................        5,000         75,832
 Kyocera Corp..........................................        7,900      1,034,114
 Kyowa Exeo Corp.......................................        3,000         34,368
 Kyowa Hakko Kogyo Co., Ltd............................       16,000        128,264
 Kyushu Electric Power Co., Inc........................        8,500        128,914

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Lion Corp.............................................        5,000   $     18,913
 Makino Milling Machine Co., Ltd.......................        3,000         18,010
 Makita Corp...........................................        4,000         31,958
 *Marubeni Corp........................................       59,000        140,614
 Marui Co., Ltd........................................       15,000        193,372
 Matsushita Communication Industrial Co., Ltd..........        1,000        139,386
 Matsushita Electric Industrial Co., Ltd...............       87,000      2,183,420
 Matsushita Electric Works, Ltd........................       14,000        159,247
 Meiji Milk Products Co., Ltd..........................       10,000         44,596
 Meiji Seika Kaisha, Ltd. Tokyo........................       13,000         76,753
 Meitec Corp...........................................        1,000         36,562
 Minebea Co., Ltd......................................       15,000        153,560
 Mitsubishi Chemical Corp..............................       87,000        243,475
 Mitsubishi Corp.......................................       65,000        497,602
 Mitsubishi Electric Corp..............................       90,000        584,177
 Mitsubishi Estate Co., Ltd............................       54,000        606,927
 Mitsubishi Gas Chemical Co., Inc......................       18,000         66,299
 Mitsubishi Heavy Industries, Ltd......................      141,000        616,081
 Mitsubishi Logistics Corp.............................        7,000         65,468
 Mitsubishi Materials Corp.............................       41,000        116,222
 Mitsubishi Paper Mills, Ltd...........................       13,000         25,584
 Mitsubishi Rayon Co. Ltd..............................       23,000         77,240
 Mitsubishi Trust & Banking Corp.......................       52,000        380,243
 Mitsui & Co., Ltd.....................................       63,000        391,293
 *Mitsui Engineering and Shipbuilding Co., Ltd.........       17,000         18,877
 Mitsui Fudosan Co., Ltd...............................       34,000        394,417
 Mitsui Marine & Fire Insurance Co., Ltd...............       32,000        188,063
 Mitsui Mining and Smelting Co., Ltd...................       21,000        178,205
 Mitsui O.S.K. Lines, Ltd..............................       28,000         57,885
 *Mitsukoshi, Ltd......................................       17,000         68,447
 Mizuho Holdings, Inc..................................          243      1,572,891
 Mori Seiki Co., Ltd...................................        4,000         44,958
 Murata Manufacturing Co., Ltd.........................       10,000      1,329,769
 Mycal Corp............................................        7,000         15,988
 NEC Corp..............................................       68,000      1,279,936
 NGK Insulators, Ltd...................................       14,000        181,997
 NGK Spark Plug Co., Ltd...............................        9,000        151,122
 *NKK Corp.............................................       63,000         42,656
 NOF Corp..............................................        8,000         18,922
 NSK, Ltd..............................................       23,000        161,748
 NTN Corp..............................................       14,000         41,834
 Nagoya Railroad Co., Ltd..............................       14,000         38,169
 Namco, Ltd............................................        2,200         55,213
 Nichido Fire and Marine Insurance Co., Ltd............       10,000         50,013
 Nichiei Co., Ltd......................................        2,100         11,375
 Nichirei Corp.........................................       13,000         63,726
 Nidec Corp............................................        2,000        115,192
 Nikko Securities Co., Ltd.............................       24,000        183,947
 Nikon Corp............................................       14,000        201,081
 Nintendo Co., Ltd., Kyoto.............................        5,900        885,230
 Nippon COMSYS Corp....................................        5,000        103,366
 Nippon Express Co., Ltd...............................       43,000        269,402
 Nippon Fire and Marine Insurance Co., Ltd.............       13,000         46,709
 Nippon Light Metal Co., Ltd...........................       24,000         20,366
 Nippon Meat Packers, Inc., Osaka......................        8,000        109,776
 Nippon Mitsubishi Oil Company.........................       61,000        335,367
 Nippon Paper Industries Co., Ltd......................       38,000        214,063
 Nippon Sheet Glass Co., Ltd...........................       18,000        252,683

                                                            SHARES           VALUE+
                                                            ------           ------

 Nippon Shinpan Co., Ltd...............................        6,000   $      8,233
 Nippon Shokubai Co., Ltd..............................        4,000         17,333
 Nippon Steel Corp.....................................      285,000        504,283
 Nippon Telegraph & Telephone Corp.....................          666      5,741,837
 Nippon Yusen KK.......................................       51,000        218,694
 Nishimatsu Construction Co., Ltd......................       10,000         34,756
 *Nissan Motor Co., Ltd................................      167,000      1,020,654
 Nisshin Flour Milling Co., Ltd........................        9,000         80,842
 Nisshinbo Industries, Inc.............................        9,000         42,737
 Nissin Food Products Co., Ltd.........................        5,000        130,675
 Nitto Denko Corp......................................        7,000        232,552
 Nomura Securities Co., Ltd............................       82,000      1,724,817
 Noritake Co., Ltd.....................................        4,000         22,750
 Obayashi Corp.........................................       28,000        130,937
 Odakyu Electric Railway Co., Ltd......................       13,000         47,413
 Oji Paper Co., Ltd....................................       43,000        237,183
 *Okuma Corp...........................................        5,000         18,010
 Okumura Corp..........................................        5,000         15,798
 Olympus Optical Co., Ltd..............................       10,000        147,150
 Omron Corp............................................       10,000        225,691
 Onward Kashiyama Co., Ltd.............................        6,000         41,491
 *Orient Corp..........................................       12,000         18,958
 Oriental Land Co., Ltd................................        4,000        277,690
 Orix Corp.............................................        3,360        318,191
 Osaka Gas Co., Ltd....................................       96,000        262,595
 Pioneer Electronic Corp...............................        7,000        223,704
 Promise Co., Ltd......................................        5,000        368,327
 Q.P. Corp.............................................        3,000         26,270
 Ricoh Co., Ltd., Tokyo................................        5,000         88,877
 Rohm Co., Ltd.........................................        4,000        982,205
 SMC Corp..............................................        2,800        409,493
 Sakura Bank, Ltd......................................      172,000        993,760
 Sanden Corp...........................................        3,000         14,598
 Sankyo Co., Ltd.......................................       19,000        410,802
 Sanrio Co., Ltd.......................................        3,000         43,333
 Sanwa Shutter Corp....................................        4,000          9,461
 Sanyo Electric Co., Ltd...............................       78,000        607,685
 Sapporo Breweries, Ltd................................       11,000         33,763
 Secom Co., Ltd........................................        9,000        630,489
 *Sega Enterprises, Ltd................................        5,900         64,022
 Seibu Railway Co., Ltd................................        8,000        107,537
 Seino Transportation Co., Ltd.........................        3,000         13,704
 *Seiyu, Ltd...........................................       12,000         34,341
 Sekisui Chemical Co., Ltd.............................       20,000         63,193
 Sekisui House, Ltd....................................       30,000        290,870
 Seventy-seven (77) Bank, Ltd..........................       16,000        105,009
 Sharp Corp. Osaka.....................................       47,000        560,074
 Shikoku Electric Power Co., Inc.......................        4,200         56,002
 Shimachu Co., Ltd.....................................        1,000         13,460
 Shimamura Co., Ltd....................................        1,200         90,457
 Shimano, Inc..........................................        5,000         97,047
 Shimizu Corp..........................................       31,000         95,151
 Shin-Etsu Chemical Co., Ltd...........................       17,000        761,209
 Shionogi & Co., Ltd...................................       13,000        261,711
 Shiseido Co., Ltd.....................................       17,000        220,382
 Shizuoka Bank, Ltd....................................       33,000        303,274
 *Showa Denko KK.......................................       38,000         45,283
 Showa Shell Sekiyu KK.................................       14,000         69,513
 Skylark Co., Ltd......................................        4,000        108,331
 Snow Brand Milk Products Co., Ltd.....................       10,000         34,124
 Softbank Corp.........................................       13,800        721,325
 Sony Corp.............................................       38,200      2,882,989
 Sumitomo Bank, Ltd....................................      131,000      1,306,793

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Sumitomo Chemical Co., Ltd............................       65,000   $    285,769
 Sumitomo Corp.........................................       42,000        332,523
 Sumitomo Electric Industries, Ltd.....................       30,000        513,220
 Sumitomo Forestry Co., Ltd............................        6,000         36,833
 Sumitomo Heavy Industries, Ltd........................       17,000         32,229
 Sumitomo Marine & Fire Insurance Co., Ltd.............       27,000        181,103
 *Sumitomo Metal Industries, Ltd. Osaka................      123,000         78,838
 Sumitomo Metal Mining Co., Ltd........................       24,000        120,031
 Sumitomo Osaka Cement Co., Ltd........................       14,000         58,517
 TDK Corp..............................................        1,000        108,602
 Taiheiyo Cement Corp..................................       36,000         59,799
 Taisei Corp...........................................       37,000         59,790
 Taisho Pharmaceutical Co., Ltd........................       14,000        364,626
 Taiyo Yuden Co., Ltd..................................        5,000        197,705
 Takara Shuzo Co., Ltd.................................        8,000        165,386
 Takara Standard Co., Ltd..............................        3,000         11,754
 Takashimaya Co., Ltd..................................       12,000         86,557
 Takeda Chemical Industries, Ltd.......................       37,000      2,291,391
 Takefuji Corp.........................................        6,000        356,410
 Takuma Co., Ltd.......................................        2,000         15,365
 Teijin, Ltd...........................................       38,000        176,671
 Teikoku Oil Co., Ltd..................................       12,000         57,199
 Terumo Corp...........................................        8,000        158,525
 Tobu Railway Co., Ltd.................................       36,000        104,648
 Toda Corp.............................................        8,000         41,094
 Toei Co., Ltd.........................................        4,000         17,008
 Toho Co., Ltd.........................................          600         80,382
 Tohuku Electric Power Co., Inc........................       21,100        271,628
 Tokai Bank, Ltd.......................................       94,000        427,693
 Tokio Marine & Fire Insurance Co., Ltd................       65,000        732,907
 Tokyo Broadcasting System, Inc........................        7,000        259,093
 *Tokyo Dome Corp......................................        4,000         15,564
 Tokyo Electric Power Co., Ltd.........................       56,800      1,343,454
 Tokyo Electron, Ltd...................................        7,000        499,227
 Tokyo Gas Co., Ltd....................................      118,000        332,361
 Tokyo Steel Manufacturing Co., Ltd....................        3,700         16,968
 Tokyo Style Co., Ltd..................................        2,000         18,164
 Tokyu Corp............................................       44,000        235,549
 Toppan Printing Co., Ltd..............................       28,000        243,674
 Toray Industries, Inc.................................       53,000        211,960
 Toshiba Corp..........................................      135,000        956,702
 Tosoh Corp............................................       22,000         67,527
 Tostem Corp...........................................        9,000        129,023
 Toto, Ltd.............................................       13,000         93,183
 Toyo Information System Co., Ltd......................        1,000         56,423
 Toyo Seikan Kaisha, Ltd...............................        9,300        160,358
 Toyo Trust & Banking Co., Ltd.........................       12,000         38,999
 Toyobo Co., Ltd.......................................       26,000         54,455
 Toyoda Automatic Loom Works, Ltd......................        6,000        114,290
 Toyota Motor Corp.....................................      157,000      5,598,479
 Tsubakimoto Chain Co..................................        4,000         12,675
 UNY Co., Ltd..........................................        7,000         92,641
 Ube Industries, Ltd...................................       28,000         63,952
 Uni-Charm Corp........................................        2,000         90,457
 Wacoal Corp...........................................        4,000         35,785
 World Co., Ltd........................................        2,000         65,360
 Yakult Honsha Co., Ltd................................        6,000         68,628
 Yamaguchi Bank........................................        3,000         18,633
 Yamaha Corp...........................................        7,000         71,093
 Yamanouchi Pharmaceutical Co., Ltd....................       15,000        729,883

                                                            SHARES           VALUE+
                                                            ------           ------

 Yamato Transport Co., Ltd.............................       18,000   $    359,931
 Yamazaki Baking Co., Ltd..............................        9,000         64,430
 Yasuda Trust & Banking Co., Ltd.......................       66,000         58,391
 Yokogawa Electric Corp................................       10,000         83,505
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $93,422,325)...................................                  88,430,995
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $35,501)......................................                      35,182
                                                                       ------------
TOTAL -- JAPAN
  (Cost $93,457,826)...................................                  88,466,177
                                                                       ------------

UNITED KINGDOM -- (20.5%)
COMMON STOCKS -- (20.5%)

                                                            SHARES           VALUE+
                                                            ------           ------
 3I Group P.L.C........................................       24,102        427,771
 Abbey National P.L.C..................................       58,598        917,907
 Airtours P.L.C........................................       17,000         48,921
 Amec P.L.C............................................        5,000         22,185
 Amvescap P.L.C........................................       28,200        439,740
 *Arm Holdings P.L.C...................................       40,000        249,498
 Associated British Foods P.L.C........................       20,720        142,164
 *Awg P.L.C............................................        9,793         85,517
 BAA P.L.C.............................................       41,523        353,767
 BBA Group P.L.C.......................................       16,423         89,866
 BG Group P.L.C........................................      143,980        584,254
 BICC P.L.C............................................       16,000         27,898
 BOC Group P.L.C.......................................       20,194        282,978
 BP Amoco P.L.C........................................      894,084      6,951,982
 BPB P.L.C.............................................       10,400         35,015
 Barclays P.L.C........................................       61,418      1,721,298
 Barratt Developments P.L.C............................        4,000         17,918
 Bass P.L.C............................................       36,028        379,985
 Berkeley Group P.L.C..................................        4,840         48,063
 Blue Circle Industries P.L.C..........................       48,725        318,770
 Boots Co., P.L.C......................................       35,287        303,639
 British Aerospace P.L.C...............................      123,645        634,511
 British Airways P.L.C.................................       41,000        232,486
 British American Tobacco P.L.C........................       89,499        635,638
 British Land Co. P.L.C................................       21,300        138,896
 *British Sky Broadcasting Group P.L.C.................       76,000      1,060,138
 British Telecommunications P.L.C......................      270,022      2,331,150
 Bunzl P.L.C...........................................       16,429         99,913
 CGU P.L.C.............................................       93,333      1,409,089
 Cable and Wireless P.L.C..............................       69,204        855,463
 Cadbury Schweppes P.L.C...............................       84,196        586,636
 *Canary Wharf Group P.L.C.............................       26,000        198,478
 Capita Group P.L.C....................................       24,000        146,296
 Caradon P.L.C.........................................       17,631         49,238
 Carillion P.L.C.......................................        4,624          7,210
 Carlton Communications P.L.C..........................       27,644        200,447
 *Celltech P.L.C.......................................       10,000        163,733
 Centrica P.L.C........................................      164,600        560,009
 Chubb P.L.C...........................................       28,000         88,118
 Coats Viyella P.L.C...................................       26,000         14,927
 Cobham P.L.C..........................................        1,540         25,051
 Corus Group P.L.C.....................................      119,084         96,646
 De la Rue P.L.C.......................................        4,250         23,165
 Diageo P.L.C..........................................      142,921      1,483,067
 Dixons Group P.L.C....................................       74,048        259,277
 EMI Group P.L.C.......................................       31,688        249,311
 *Eidos P.L.C..........................................        3,000          8,633

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Electrocomponents P.L.C...............................       16,117   $    156,505
 *Elementis P.L.C......................................       11,213         11,922
 FKI P.L.C.............................................       19,000         57,774
 GKN P.L.C.............................................       29,530        321,498
 Glaxo Wellcome P.L.C..................................      151,333      4,412,875
 *Granada Compass P.L.C................................       91,912        876,882
 Great Portland Estates P.L.C..........................        8,160         31,001
 Great Universal Stores P.L.C..........................       38,400        287,421
 HSBC Holdings P.L.C...................................      380,046      5,005,017
 Halifax P.L.C.........................................       91,950        857,692
 Hammerson P.L.C.......................................       10,800         67,977
 Hanson P.L.C..........................................       28,000        151,825
 Hays P.L.C............................................       71,000        352,274
 Hepworth P.L.C........................................        6,000         21,477
 Hilton Group P.L.C....................................       61,900        164,530
 IMI P.L.C.............................................        9,000         27,175
 Imperial Chemical Industries P.L.C....................       29,900        204,302
 *Innogy Holdings PLC..................................       43,602        114,349
 Invensys P.L.C........................................      136,886        332,795
 Jarvis P.L.C..........................................        3,000          7,995
 Johnson Matthey P.L.C.................................        9,000        136,515
 *Kidde P.L.C..........................................       28,000         22,823
 Kingfisher P.L.C......................................       56,398        367,769
 Laird Group P.L.C.....................................        3,700         16,837
 Land Securities P.L.C.................................       21,515        252,842
 Lasmo P.L.C...........................................       47,800        118,752
 *Lattice Group PLC....................................      132,980        280,884
 Legal and General Group P.L.C.........................      212,000        539,454
 Lex Service P.L.C.....................................        2,500         12,599
 Lloyds TSB Group P.L.C................................      229,722      2,191,651
 Logica P.L.C..........................................       18,124        359,953
 London Bridge Software Holdings P.L.C.................        5,000         25,694
 Lonmin P.L.C..........................................        3,526         48,435
 Marconi P.L.C.........................................      113,480      1,077,824
 Marks & Spencer P.L.C.................................      112,126        310,747
 Misys P.L.C...........................................       22,060        155,423
 National Grid Group P.L.C.............................       61,000        536,136
 National Power P.L.C..................................       43,602        158,852
 Next P.L.C............................................       10,630        122,060
 Nycomed Amersham P.L.C................................       24,000        189,505
 Ocean Group P.L.C.....................................       11,239        175,256
 *Pand0 Princess Cruises...............................       24,059         86,970
 Pearson P.L.C.........................................       32,818        734,130
 Peninsular & Oriental Steam Navigation Co.............       28,067        127,022
 Pilkington P.L.C......................................       40,464         58,509
 Provident Financial P.L.C.............................        9,113        127,894
 Prudential Corp. P.L.C................................       81,470      1,247,312
 Psion P.L.C...........................................       15,000         49,545
 RMC Group P.L.C.......................................        8,000         64,302
 Railtrack Group P.L.C.................................       19,357        259,861
 Rank Group P.L.C......................................       26,000         65,238
 Reed International P.L.C..............................       47,000        421,084
 Rentokill Initial P.L.C...............................      126,000        346,518
 Reuters Holdings Group P.L.C..........................       58,640        862,869
 Rexam P.L.C...........................................       14,232         45,596
 Rio Tinto P.L.C.......................................       42,936        642,137
 Rolls-Royce P.L.C.....................................       42,189        122,007
 Royal & Sun Alliance Insurance Group P.L.C............       42,791        326,960
 Royal Bank of Scotland Group P.L.C....................      109,883      2,258,667
 *Royal Bank of Scotland P.L.C.........................       98,676        114,704

                                                            SHARES           VALUE+
                                                            ------           ------

 Safeway P.L.C.........................................       26,933   $    122,940
 Sage Group P.L.C......................................       52,200        287,115
 Sainsbury (J.) P.L.C..................................       75,518        444,008
 Schroders P.L.C.......................................        8,000        144,142
 Scottish & Newcastle P.L.C............................       17,600        131,485
 Scottish Hydro-Electric P.L.C.........................       24,000        220,295
 Scottish Power P.L.C..................................       76,907        574,553
 Sema Group P.L.C......................................       23,000         94,228
 Seton Healthcare Group P.L.C..........................        7,000         51,501
 Slough Estates P.L.C..................................       13,800         76,295
 Smith & Nephew P.L.C..................................       34,914        157,391
 Smithkline Beecham P.L.C..............................      153,055      1,995,046
 Smiths Industries P.L.C...............................       11,519        131,778
 Spirent P.L.C.........................................       11,186         81,665
 St. James Place Capital P.L.C.........................       11,000         54,578
 Stagecoach Holdings P.L.C.............................       52,700         43,704
 TI Group P.L.C........................................       18,000        100,026
 Tate & Lyle P.L.C.....................................       17,400         61,172
 Taylor Woodrow P.L.C..................................        9,071         22,761
 Tesco P.L.C...........................................      284,127      1,139,863
 Unigate P.L.C.........................................        5,800         18,500
 Unilever P.L.C........................................      119,928        992,858
 United Utilities P.L.C................................       21,000        213,299
 Vodafone Group P.L.C..................................    2,535,365      8,670,847
 WPP Group P.L.C.......................................       32,000        347,482
 Wimpey (George) P.L.C.................................        8,100         17,568
 Wolseley P.L.C........................................       19,746        108,329
 Zeneca Group P.L.C....................................       72,700      3,710,190
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $67,153,054)...................................                  73,544,903
                                                                       ------------

FRANCE -- (11.0%)
COMMON STOCKS -- (11.0%)

                                                            SHARES           VALUE+
                                                            ------           ------
 AXA-UAP...............................................       16,566      2,321,723
 Accor SA..............................................        8,340        314,355
 Air Liquide...........................................        3,865        505,680
 Air Liquide Prime Fidelite............................        2,303        297,076
 Air Liquide Prime Fidelite 2002.......................        2,900        379,423
 Alcatel...............................................       48,350      2,399,044
 Altadis SA............................................        3,800         55,308
 Aventis...............................................       32,965      2,586,936
 Banque Nationale de Paris.............................       18,969      1,466,305
 Bouygues..............................................       13,670        600,934
 Canal Plus SA.........................................        5,332        675,336
 Cap Gemini SA.........................................        5,150        712,358
 Carrefour.............................................       29,550      1,781,329
 Casino Guichard Perrachon.............................        3,600        345,970
 Cie Generale d'Optique Essilor International SA.......          430        125,170
 Club Mediterranee SA..................................          700         60,508
 Coflexip SA...........................................          600         71,555
 Compagnie Francaise d'Etudes et de Construction
   Technip SA..........................................          500         57,975
 Dassault Systemes SA..................................        4,600        327,751
 Eridania Beghin-Say SA................................        1,000        100,107
 EuraFrance, Paris.....................................          105         65,810
 France Telecom SA.....................................       46,952      3,944,104
 GTM Entrepose.........................................          200         24,565
 Generale des Establissements Michelin SA Series B.....        5,309        152,508
 Groupe Danone.........................................        6,292        836,363
 Groupement pour le Financement de la Construction
   SA..................................................          584         49,820

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Imerys................................................          600   $     60,587
 L'Oreal...............................................       28,650      2,291,960
 LVMH (Louis Vuitton Moet Hennessy)....................       20,735      1,371,865
 LaFarge SA............................................        4,600        345,369
 Lafarge SA............................................        3,333        250,243
 Lagardere SCA.........................................        5,800        304,447
 Legrand SA............................................          600        103,415
 Natexis Banques Populaires............................          822         65,830
 Pechiney SA Series A..................................        3,355        130,985
 Pernod-Ricard SA......................................        2,260        126,499
 Peugeot SA............................................        1,850        382,152
 Pinault Printemps Redoute SA..........................        5,000        905,316
 Publicis Groupe.......................................        5,500        163,980
 SEB SA................................................          300         15,408
 SEB SA Prime Fidelite 2002............................          600         30,816
 SGE (Societe Generale d'Enterprise SA)................          960         51,854
 Saint-Gobain..........................................        3,584        494,498
 Sanofi Synthelabo.....................................       30,956      1,886,296
 Schneider SA..........................................        6,399        395,492
 Sidel SA..............................................        1,300         64,504
 Simco SA..............................................        1,100         69,039
 Societe Generale, Paris...............................       17,828        962,191
 Sodexho Alliance SA...................................        1,300        233,119
 Ste BIC...............................................        2,200         78,710
 Suez Lyonnaise des Eaux SA............................        8,404      1,424,357
 Thomson-CSF...........................................        6,624        288,308
 Total SA..............................................       30,606      4,377,348
 UNIBAIL (Union du Credit Bail Immobiliere )...........          600         88,268
 Usinor................................................        9,100         96,563
 Valeo SA..............................................        3,500        161,477
 Vivendi SA............................................       25,572      1,580,484
 Zodiac SA.............................................          200         46,659
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $32,254,425)...................................                  39,106,052
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02........        1,521         10,923
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $5,149)........................................                      10,923
                                                                       ------------
TOTAL -- FRANCE
  (Cost $32,259,574)...................................                  39,116,975
                                                                       ------------

GERMANY -- (8.4%)
COMMON STOCKS -- (8.4%)

                                                            SHARES           VALUE+
                                                            ------           ------
 AGIV AG fuer Industrie & Verkehrswesen................          900          9,010
 AXA Colonia Konzern AG................................          650         74,123
 Aachener und Muenchener Beteiligungs AG...............        1,500        144,677
 Adidas-Salomon AG.....................................        1,900        106,679
 Allianz AG............................................       10,400      3,636,655
 Aventis...............................................        9,002        693,504
 BASF AG...............................................       26,100        996,270
 Bayer AG..............................................       30,900      1,366,435
 Bayerische Motorenwerke AG............................       16,250        497,924
 Bayerische Vereinsbank AG.............................       16,500        844,556
 Beiersdorf AG.........................................        3,500        406,739

                                                            SHARES           VALUE+
                                                            ------           ------

 Bilfinger & Berger Bau AG, Mannheim...................          800   $      8,433
 Buderus AG............................................        1,400         27,360
 Celanese AG...........................................        1,200         19,273
 Commerzbank AG........................................        8,490        213,586
 Continental AG........................................        5,300         77,278
 DaimlerChrysler AG, Stuttgart.........................       42,452      1,668,487
 Degussa-Huels AG......................................        2,700         80,147
 Deutsche Bank AG......................................       25,988      1,907,073
 Deutsche Lufthansa AG.................................       16,150        357,789
 Deutsche Telekom AG...................................      119,620      3,837,145
 Douglas Holding AG....................................          900         30,750
 Dresdner Bank AG......................................       21,880        822,807
 Em TV & Merchandising AG..............................        5,900        102,205
 Fag Kugelfischer Georg Schaeffer AG...................        2,500         17,236
 Fresenius Medical Care AG.............................        2,900        244,871
 Gehe AG...............................................        3,000        110,074
 Heidelberger Zement AG, Heidelberg....................        2,300        105,733
 Hochtief AG...........................................        2,210         44,247
 Kamps AG, Duesseldorf.................................        3,500         43,721
 Karstadt Quelle AG....................................        4,600        140,150
 Linde AG..............................................        5,000        229,593
 MAN AG................................................        4,650        125,077
 Merck KGAA............................................        1,900         75,254
 Metro AG..............................................       12,840        545,446
 Munchener Rueckversicherungs..........................        7,300      2,421,111
 Preussag AG...........................................        7,336        242,028
 Rwe AG (Neu)..........................................          800         25,627
 Rwe AG (NEU) Series A.................................       20,050        865,691
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................        7,500        793,240
 *SGL Carbon AG........................................          700         34,123
 Schering AG...........................................        8,100        452,676
 Siemens AG............................................       25,200      2,917,555
 Thyssen Krupp AG......................................       21,800        289,397
 Veba AG...............................................       29,698      1,685,292
 Volkswagen AG.........................................       13,220        660,557
 Wcm Beteiligungs......................................        7,406        115,722
                                                                       ------------
TOTAL -- GERMANY
  (Cost $29,150,587)...................................                  30,113,326
                                                                       ------------

SWITZERLAND -- (6.3%)
COMMON STOCKS -- (6.3%)

                                                            SHARES           VALUE+
                                                            ------           ------
 ABB, Ltd..............................................       11,790      1,073,208
 Adecco SA.............................................          714        444,258
 *Alcan Aluminium, Ltd.................................        2,736         81,256
 Credit Suisse Holding, Zuerich (Namen)................       10,761      1,875,387
 Financiere Richemont AG...............................          106        292,580
 Fischer (Georg) AG, Schaffhausen (Namen)..............           70         17,704
 Forbo Holding AG, Eglisau.............................           47         19,442
 *Givaudan SA, Vernier.................................          329         82,072
 Holderbank Financiere Glarus AG, Glarus...............          326        340,321
 Jelmoli Holding AG, Zuerich...........................           19         26,490
 Kuoni Reisen Holding AG...............................          110         44,044
 Lonza Group AG, Zuerich...............................          239        127,503
 Moevenpick-Holding, Zuerich...........................           45         18,926
 Nestle SA, Cham et Vevey..............................        1,563      3,394,792
 Novartis AG, Basel....................................        2,863      4,644,798
 Roche Holding AG, Basel...............................           79        910,269
 Roche Holding AG, Basel Genussch......................          278      2,754,775

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 SGS Societe Generale de Surveillance Holding SA.......           62   $     75,868
 Sairgroup, Zuerich....................................          437         64,704
 Schindler Holding AG, Hergiswil.......................           21         29,895
 Schindler Holding AG, Hergiswil Partizipsch...........           36         53,614
 Schneizerische Rueckversicherangs-Gesellschaft........          567      1,261,887
 Sika Finanz AG, Baar..................................           60         15,054
 *Sulzer AG, Winterthur................................          135         85,787
 Swatch Group AG.......................................          139        160,161
 Swatch Group AG (Namen)...............................          585        138,182
 Swisscom AG...........................................          943        225,462
 *Syngenta AG..........................................        4,671        209,902
 UBS AG................................................       17,052      2,357,759
 Valora Holding AG.....................................          110         23,385
 Zurich Versicherungs-Gesellschaft - Allied AG.........        3,267      1,761,724
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,617,237)...................................                  22,611,209
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $37,504)......................................                      39,277
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $17,654,741)...................................                  22,650,486
                                                                       ------------

NETHERLANDS -- (5.5%)
COMMON STOCKS -- (5.5%)

                                                            SHARES           VALUE+
                                                            ------           ------
 ABN-AMRO Holding NV...................................       60,927      1,278,185
 AKZO Nobel NV.........................................       11,700        555,581
 Aegon NV..............................................       55,550      2,288,693
 Asr Verzekeringsgroep NV..............................          420         38,206
 Buhrmann NV...........................................        4,000         99,063
 Elsevier NV...........................................       26,100        330,121
 Getronics NV..........................................       11,793         61,595
 Hagemeyer NV..........................................        3,763         82,154
 Heineken NV...........................................       12,850        694,084
 IHC Caland NV.........................................        1,116         51,051
 Ing Groep NV..........................................       40,105      2,889,954
 *KLM (Koninklijke Luchtvaart Mij) NV..................        2,377         45,004
 Koninklijke Ahold NV..................................       31,114        997,797
 Koninklijke KPN NV....................................       39,426        531,277
 *Koninklijke Philips Electronics NV...................       54,012      1,787,125
 Koninklijke Vopak NV..................................        1,700         33,592
 *Norit NV.............................................       17,150        359,938
 Oce NV................................................        2,991         46,215
 Royal Dutch Petroleum Co., Den Haag...................       88,100      5,283,991
 Stork NV..............................................          800          8,844
 TNT Post Groep NV.....................................       18,686        448,131
 Unilever NV...........................................       23,442      1,446,798
 Vedior NV, Amsterdam..................................        4,254         47,214
 Wolters Kluwer NV.....................................       11,084        271,704
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,656,488)...................................                  19,676,317
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Unilever NV
   (Cost $114,431).....................................       19,200         93,930
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $16,770,919)...................................                  19,770,247
                                                                       ------------


ITALY -- (4.6%)
COMMON STOCKS -- (4.6%)

                                                            SHARES           VALUE+
                                                            ------           ------
 *Alitalia Linee Aeree Italiane SpA Series A...........       50,000   $     90,096
 Alleanza Assicurazioni SpA............................       13,612        213,167
 Alleanza Assicurazioni SpA (Risp).....................          124          1,183
 Assicurazioni Generali SpA, Trieste...................       47,514      1,735,084
 Autogrill SpA, Novara.................................        8,000         94,571
 Banca Commerciale Italiana SpA........................        7,076         44,226
 Banca di Roma.........................................      194,000        209,407
 Banca Intesa SpA, Milano..............................      190,367        830,226
 Banca Popolare di Milano..............................        7,000         44,848
 Benetton Group SpA....................................       60,000        114,905
 Beni Stabili SpA, Roma................................       38,607         18,316
 Bulgari SpA...........................................       10,000        121,260
 Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................       20,150         41,220
 Credito Italiano......................................      189,000        946,012
 ENEL SpA (Ente Nazionale per l'Energia Elettrica),
   Roma................................................      460,000      1,729,850
 ENI SpA...............................................      304,000      1,831,246
 Edison SpA............................................       18,000        186,617
 Fiat SpA..............................................       12,990        317,748
 HPI SpA (Holding di Partecipazioni Industriale).......       18,000         21,388
 IFIL Finanziaria Partecipazioni SpA...................        4,500         36,822
 ITALGAS SpA, Torino...................................       23,000        102,510
 *Immsi SpA............................................        4,000          4,074
 Ing C.Olivetti & C SpA, Ivrea.........................      185,900        527,550
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....        4,680         36,869
 La Fondiara Assicurazioni SpA.........................        4,200         23,326
 Mediaset SpA..........................................       44,000        574,144
 Mediobanca SpA........................................       21,000        240,388
 Mondadori (Arnoldo) Editore SpA.......................        8,000         80,503
 Parmalat Finanziaria SpA..............................       55,000         88,094
 Pirelli SpA...........................................       70,000        220,584
 RAS SpA (Riunione Adriatica di Sicurta)...............       26,053        346,989
 Rinascente per l'Esercizio di Grande Magazzini SpA....       10,000         55,015
 SAI SpA (Sta Assicuratrice Industriale), Torino.......        2,000         37,083
 SNIA SpA..............................................       10,400         22,452
 San Paolo-IMI SpA.....................................       52,607        816,511
 Seat Pagine Gialle SpA, Torino........................       11,060         27,294
 Sirti SpA.............................................        4,000          6,929
 *Tecnost SpA..........................................      106,179        341,061
 Telecom Italia Mobile SpA.............................      251,740      1,989,780
 Telecom Italia SpA, Torino............................      197,500      2,286,576
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,815,782)...................................                  16,455,924
                                                                       ------------
PREFERRED STOCK -- (0.0%)
 Fiat SpA
   (Cost $43,047)......................................        3,000         46,615
                                                                       ------------
TOTAL -- ITALY
  (Cost $13,858,829)...................................                  16,502,539
                                                                       ------------

SPAIN -- (2.8%)
COMMON STOCKS -- (2.8%)

                                                            SHARES           VALUE+
                                                            ------           ------
 Acerinox SA...........................................        2,000         52,056
 Aguas de Barcelona SA.................................        4,427         55,879

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Autopistas Concesionaria Espanola SA..................        9,801   $     75,165
 Azucarera Ebro Agricolas SA...........................        2,600         29,581
 Banco Bilbao Vizcaya SA...............................      133,000      1,778,319
 Banco Financiero......................................        2,800         62,153
 Banco Popular Espanol SA, Madrid......................        4,000        132,315
 Banco Santander Central Hispanoamerica SA.............      190,484      1,689,661
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................        2,200         40,217
 Cortefiel SA..........................................        1,000         17,279
 Endesa SA, Madrid.....................................       44,600        721,741
 Fomento de Construcciones y Contratas SA..............        6,000        107,071
 Gas Natural SA, Buenos Aires..........................       18,800        312,742
 Grupo Dragados SA, Madrid.............................        6,900         68,473
 Iberdrola SA..........................................       38,000        454,834
 Metrovacesa SA........................................        2,035         26,271
 OCP Construcciones SA, Madrid.........................        1,900         43,995
 Prosegur Cia de Seguridad SA..........................        1,800         18,176
 Repsol SA.............................................       51,500        841,918
 *Sociedad General de Aguas de Barcelona SA Issue
   2000................................................           44            551
 Sol Melia SA..........................................        6,300         50,399
 Tabacalera SA.........................................       12,300        178,702
 *Tele Pizza SA........................................        7,000         17,671
 *Telefonica de Espana SA..............................      179,399      2,818,799
 Union Electrica Fenosa SA.............................       12,200        218,561
 Vallehermoso SA.......................................        5,400         29,661
 Zardoya Otis SA.......................................        3,300         26,141
 *Zardoya Otis SA Issue 2000...........................          330          2,634
                                                                       ------------
TOTAL -- SPAIN
  (Cost $9,981,100)....................................                   9,870,965
                                                                       ------------

FINLAND -- (2.7%)
COMMON STOCKS -- (2.7%)

                                                            SHARES           VALUE+
                                                            ------           ------
 Amer-Yhtymae Oyj Series A.............................          800         19,186
 Finnlines Oyj.........................................          700         12,126
 Hartwall Oyj Series A.................................        1,982         35,887
 Instrumentarium Oy....................................          800         16,003
 Kemira Oyj............................................        3,200         14,986
 Kesko Oyj.............................................        2,800         26,299
 Kone Corp.............................................          600         36,796
 Metra Oyj Series B....................................        1,200         19,952
 Metso Oyj.............................................        5,065         47,838
 Nokia Oyj.............................................      198,791      8,332,205
 Outokumpu Oyj Series A................................        4,600         34,637
 Pohjola Group Insurance Corp.
   Series A............................................        2,200         84,455
 Rautaruukki Oy Series K...............................        5,100         16,160
 Sampo Insurance Co., Ltd..............................        2,200        108,586
 Sanitec Oyj...........................................          354          2,311
 Sonera Group Oyj......................................       31,525        603,458
 Stockmann Oy AB.......................................          600          6,858
 Tietoenator Corp......................................        2,800         53,623
 Upm-Kymmene Oyj.......................................       11,000        315,990
 Uponor Oyj Series A...................................        1,400         22,180
                                                                       ------------
TOTAL -- FINLAND
  (Cost $6,859,788)....................................                   9,809,536
                                                                       ------------


AUSTRALIA -- (2.7%)
COMMON STOCKS -- (2.7%)

                                                            SHARES           VALUE+
                                                            ------           ------
 AMP, Ltd..............................................       47,392   $    467,636
 Amcor, Ltd............................................       23,793         63,422
 Aristocrat Leisure, Ltd...............................       17,000         51,562
 Australia & New Zealand Banking Group, Ltd............       34,998        276,375
 Australian Gas Light Company..........................       15,379         93,389
 Boral, Ltd............................................       13,125         13,249
 Brambles Industries, Ltd..............................        9,345        221,413
 British American Tobacco (Australasia), Ltd...........        4,891         35,718
 Broken Hill Proprietary Co., Ltd......................       75,856        776,499
 CSL, Ltd..............................................        6,067        114,761
 CSR, Ltd..............................................       53,442        123,629
 Coca-Cola Amatil, Ltd.................................       44,504        100,847
 Cochlear, Ltd.........................................        2,000         31,104
 Coles Myer, Ltd.......................................       50,056        196,748
 Commonwealth Bank of Australia........................       55,377        922,736
 Computershare, Ltd....................................       21,742        104,011
 E.R.G. Limited........................................       25,140         38,331
 Faulding (F.H.) and Co., Ltd..........................        3,459         19,093
 Fosters Brewing Group, Ltd............................       81,680        201,106
 Futuris Corp., Ltd....................................       13,344         12,390
 Goodman Fielder, Ltd..................................       42,708         28,517
 Hanson P.L.C..........................................        1,886          9,668
 Hardie (James) Industries, Ltd........................        8,791         16,962
 Leighton Holdings, Ltd................................        5,652         19,669
 Lend Lease Corp., Ltd.................................       11,494        127,514
 MIM Holdings..........................................       53,718         31,067
 Mayne Nickless, Ltd...................................        7,140         20,241
 Mirvac, Ltd...........................................       22,500         40,421
 National Australia Bank, Ltd..........................       64,812      1,016,263
 Newcrest Mining, Ltd..................................        7,062         14,109
 News Corp., Ltd.......................................       91,915        708,250
 News Corp., Ltd.......................................       87,425        776,659
 Normandy Mining, Ltd..................................       52,373         24,506
 *Onesteel, Ltd........................................       18,033          8,628
 Orica, Ltd............................................        9,131         26,452
 Origin Energy, Ltd....................................       13,564         15,689
 Pacific Dunlop, Ltd...................................       39,727         31,330
 Paperlinx, Ltd........................................        7,931         14,177
 QBE Insurance Group, Ltd..............................       17,476         84,531
 Rio Tinto, Ltd........................................       22,933        316,935
 Santos, Ltd...........................................       22,856         74,143
 Smith (Howard), Ltd...................................        7,993         36,561
 Southcorp, Ltd........................................       20,271         56,379
 Suncorp-Metway Limited................................       10,844         60,166
 Tabcorp Holdings, Ltd.................................       15,910         93,853
 Telstra Corp., Ltd....................................      274,800        898,653
 *Transurban Group.....................................       20,700         47,342
 WMC, Ltd..............................................       43,223        164,527
 Wesfarmers, Ltd.......................................        8,990         77,043
 Westpac Banking Corp..................................       74,032        544,920
 Westralian Sands, Ltd.................................        8,599         18,102
 Woodside Petroleum, Ltd...............................        6,666         52,325
 Woolworths, Ltd.......................................       43,985        179,384
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,576,833)....................................                   9,499,005
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $7,177).......................................                       7,238
                                                                       ------------

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
TOTAL -- AUSTRALIA
  (Cost $9,584,010)....................................                $  9,506,243
                                                                       ------------

SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)

                                                            SHARES           VALUE+
                                                            ------           ------
 Asea AB...............................................        3,102        281,476
 Assidomaen AB.........................................        3,400         58,313
 Astrazeneca P.L.C.....................................       18,161        925,377
 Atlas Copco AB Series A...............................        4,000         85,156
 Atlas Copco AB Series B...............................        1,700         34,750
 Drott Series B........................................        2,400         30,393
 Electrolux AB Series B................................       11,800        163,552
 Foreningssparbanken AB Series A.......................       19,000        256,715
 Gambro AB Series A....................................        7,300         49,862
 Gambro AB Series B....................................        2,700         18,308
 Graenges AB...........................................        1,100         15,137
 Hennes & Mauritz AB Series B..........................       25,400        428,034
 Mandamus AB...........................................          225          1,391
 *Netcom AB Series B...................................        2,900         96,294
 *Nordic Baltic Holdings AB............................       84,448        597,868
 Om Gruppen AB.........................................        2,500         64,316
 SSAB Swedish Steel Series A...........................        1,700         14,154
 Sandvik AB............................................        9,000        192,947
 Securitas AB Series B.................................       11,800        190,614
 Skandia Insurance AB..................................       35,600        543,124
 Skandinaviska Enskilda Banken Series A................       24,200        259,407
 Skanska AB............................................        3,600        146,102
 Svenska Cellulosa AB Series B.........................        7,900        155,186
 Svenska Handelsbanken Series A........................       24,800        395,667
 Svenska Kullagerfabriken AB
   Series A............................................        1,300         17,046
 Svenska Kullagerfabriken AB
   Series B............................................        1,300         18,472
 Swedish Match AB (Frueher Svenska Taendsticks AB).....       15,500         54,868
 Sydkraft AB Series C..................................        2,400         36,137
 *Syngenta AG..........................................          451         19,877
 Telefon AB L.M. Ericsson Series A.....................       12,000        138,802
 Telefon AB L.M. Ericsson Series B.....................      283,900      3,241,372
 *Telia AB.............................................      108,000        624,611
 Trelleborg AB Series B................................        2,200         15,795
 Volvo AB Series A.....................................        4,200         60,307
 Volvo AB Series B.....................................        9,800        145,603
 WM-Data AB Series B...................................        8,500         28,563
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,247,349)....................................                   9,405,596
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $4,630).......................................                       4,712
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $8,251,979)....................................                   9,410,308
                                                                       ------------

HONG KONG -- (2.0%)
COMMON STOCKS -- (2.0%)

                                                            SHARES           VALUE+
                                                            ------           ------
 Bank of East Asia, Ltd................................       52,571        114,249
 CLP Holdings, Ltd.....................................       76,000        354,692
 Cathay Pacific Airways, Ltd...........................      123,000        218,419
 Cheung Kong Holdings, Ltd.............................       87,000        978,819
 Citic Pacific, Ltd....................................       24,000         82,775


                                                            SHARES           VALUE+
                                                            ------           ------
 Giordano International, Ltd...........................       40,000   $     19,489
 Hang Lung Development Co., Ltd........................       40,000         30,002
 Hang Seng Bank, Ltd...................................       73,000        851,727
 Henderson Land Development Co., Ltd...................       18,000         69,466
 Hong Kong and China Gas Co., Ltd......................      188,360        236,674
 Hong Kong and Shanghai Hotels, Ltd....................       27,500         14,985
 Hong Kong Electric Holdings, Ltd......................       33,707        116,254
 Hutchison Whampoa, Ltd................................      162,100      1,938,063
 Hysan Development Co., Ltd............................       37,413         45,091
 Johnson Electric Holdings, Ltd........................      128,000        241,248
 New World Development Co., Ltd........................       68,558         71,639
 *Oriental Press Group, Ltd............................       69,600          7,853
 *Pacific Century Cyberworks, Ltd......................      319,326        198,569
 Shangri-La Asia, Ltd..................................       76,000         76,493
 Sino Land Co., Ltd....................................      132,916         54,534
 South China Morning Post (Holdings), Ltd..............       60,000         39,618
 Sung Hungkai Properties, Ltd..........................       91,506        706,875
 Swire Pacific, Ltd. Series A..........................       37,000        237,196
 Television Broadcasts, Ltd............................       15,000         81,544
 Varitronix International, Ltd.........................        9,000          9,808
 Wharf Holdings, Ltd...................................       85,542        173,838
 Wing Lung Bank, Ltd...................................        5,500         20,428
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $6,768,285)....................................                   6,990,348
                                                                       ------------

SINGAPORE -- (1.0%)
COMMON STOCKS -- (1.0%)

                                                            SHARES           VALUE+
                                                            ------           ------
 Capitaland, Ltd.......................................       37,500         59,865
 Cerebos Pacific, Ltd..................................       10,000         19,841
 *Chartered Semiconductor Manufacturing, Ltd...........       40,000        133,413
 City Developments, Ltd................................       26,000        118,589
 Creative Technology Co., Ltd..........................        3,000         37,458
 Cycle & Carriage, Ltd.................................        7,000         13,809
 DBS Group Holdings, Ltd...............................       43,000        487,870
 Fraser & Neave, Ltd...................................       10,000         36,489
 Keppel Corp., Ltd.....................................       25,000         47,892
 Keppel Land, Ltd......................................       22,000         32,487
 Keppel Tatlee Bank, Ltd...............................       35,750         62,778
 *Natsteel Electronics, Ltd............................       13,000         57,071
 Natsteel, Ltd.........................................       12,000         17,994
 *Neptune Orient Lines, Ltd............................       23,000         18,096
 Overseas Chinese Banking Corp., Ltd...................       46,000        309,473
 Parkway Holdings, Ltd.................................       10,000         19,955
 Sembcorp Industries, Ltd..............................       52,000         48,029
 Singapore Airlines, Ltd...............................       43,000        414,322
 Singapore Land, Ltd...................................       11,000         22,076
 Singapore Press Holdings..............................       21,000        326,862
 Singapore Technologies Engineering, Ltd...............      102,000        152,365
 Singapore Telecommunications, Ltd.....................      552,000        918,977
 United Industrial Corp., Ltd..........................       32,000         14,687
 United Overseas Bank, Ltd.............................       33,000        237,065
 Venture Manufacturing (Singapore), Ltd................        7,000         57,071
 Wing Tai Holdings, Ltd................................       19,000         13,866
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,251,467)....................................                   3,678,400
                                                                       ------------

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $2,744).......................................                $      2,744
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $4,254,211)....................................                   3,681,144
                                                                       ------------

DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)

                                                            SHARES           VALUE+
                                                            ------           ------
 Bang & Olufsen Holding A.S.
   Series B............................................          290         12,458
 Carlsberg A.S. Series A...............................          680         32,149
 Carlsberg A.S. Series B...............................        2,310        113,797
 Dampskibsselskabet AF (1912) A.S......................           45        388,732
 Dampskibsselskabet Svendborg A.S......................           29        338,535
 Danisco A.S...........................................        1,960         73,675
 Danske Bank A.S.......................................       24,976        408,185
 FLS Industries........................................          890         12,502
 Falck A.S.............................................          570         71,530
 Gn Great Nordic.......................................        2,950         41,325
 *ISS A.S..............................................        1,763        109,077
 *Navision Software A.S................................          866         19,713
 *Nordic Baltic Holding AB.............................       31,125        222,365
 Nordiske Kabel og Traadfabrikker Holding A.S..........          140         26,149
 Novo-Nordisk A.S. Series B............................        2,830        548,404
 *Novozymes A.S. Series B..............................        2,830         52,198
 Tele Danmark A.S......................................        9,500        382,603
 *Topdanmark A.S.......................................        1,300         24,585
 Vestas Wind Systems A.S...............................        4,400        215,729
 William Demant Holding................................        3,260        129,391
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,068,250)....................................                   3,223,102
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $1,272).......................................                       1,334
                                                                       ------------
TOTAL -- DENMARK
  (Cost $3,069,522)....................................                   3,224,436
                                                                       ------------

BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)

                                                            SHARES           VALUE+
                                                            ------           ------
 Barco (New) NV........................................          400         30,032
 *Barconet NV..........................................          800          8,218
 Bekaert SA............................................          700         28,639
 Colruyt SA Halle......................................        1,000         39,608
 D'Ieteren SA..........................................          160         34,388
 Delhaize Freres & cie le Lion SA Molenbeek-Saint
   Jean................................................        1,800         79,128
 Dolmen Computer Applications..........................          100          1,480
 Electrabel SA.........................................        2,200        456,175
 *Fortis AG............................................          931          5,227
 Fortis AG Series B....................................       29,579        871,841
 *Fortis AG VVPR.......................................        8,379             73
 Glaverbel SA..........................................          200         13,928
 Heidelberger Zement AG................................          266         12,087
 *Heidelberger Zement AG VVPR..........................          266              2
 Ing Groep NV..........................................        1,241         88,691
 KBC Bancassurance Holding SA..........................       12,000        470,799
 Solvay SA.............................................        3,300        157,421
 Suez Lyonnaise des Eaux SA............................        2,300        391,419
 *Suez Lyonnaise des Eaux SA VVPR......................        2,300             20
 *Total Fina SA VVPR Strips............................        2,250             20

                                                            SHARES           VALUE+
                                                            ------           ------

 UCB SA................................................        5,800   $    200,844
 Union Miniere SA......................................          600         21,127
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $3,347,915)....................................                   2,911,167
                                                                       ------------

PORTUGAL -- (0.5%)
COMMON STOCKS -- (0.5%)

                                                            SHARES           VALUE+
                                                            ------           ------
 BPI SGPS SA...........................................       33,300        104,935
 BPI SGPS SA EM00......................................        4,162         12,753
 Banco Comercial Portugues SA..........................       63,900        319,286
 Banco Espirito Santo e Comercial de Lisboa............       12,880        200,246
 Brisa Auto Estradas de Portugal SA....................       14,600        122,263
 Cimpor Cimentos de Portugal SA........................        6,180        142,561
 Electricidade de Portugal SA..........................       72,000        214,351
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        5,600         62,153
 Portugal Telecom SA...................................       53,700        439,409
 *Sonae SGPS SA EM00...................................       87,923         95,671
 Sonae SGPS SA.........................................       21,000         22,851
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,040,771)....................................                   1,736,479
                                                                       ------------

NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)

                                                            SHARES           VALUE+
                                                            ------           ------
 Bergesen Dy ASA Series A..............................        3,400         58,671
 Christiania Bank Og Kreditkasse.......................       17,700         91,631
 Den Norske Bank ASA Series A..........................       36,500        168,092
 Elkem ASA.............................................        1,300         20,681
 Hafslund ASA..........................................        4,100         18,793
 *Kvaerner ASA.........................................        2,573         19,425
 *Merkantildata ASA....................................        6,800         27,649
 Norsk Hydro ASA.......................................       13,900        557,678
 Norske Skogindustrier ASA Series A....................        2,000         75,496
 Orkla ASA Series A....................................       11,471        206,606
 *Petroleum Geo Services ASA...........................        4,600         53,581
 Schibsted ASA.........................................        2,700         34,070
 Smedvig ASA Series A..................................        3,800         28,689
 Storebrand ASA........................................       14,500        100,086
 Tomra Systems ASA.....................................        9,200        165,864
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,657,077)....................................                   1,627,012
                                                                       ------------

IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)

                                                            SHARES           VALUE+
                                                            ------           ------
 Allied Irish Banks P.L.C..............................       39,675        431,712
 CRH P.L.C.............................................       18,725        273,026
 DCC P.L.C.............................................        2,178         20,666
 Eircom P.L.C..........................................       93,611        211,869
 Fyffes P.L.C..........................................        9,933          5,880
 Greencore Group P.L.C.................................        4,979         10,619
 Independent News & Media P.L.C........................       17,556         46,611
 Irish Permanent P.L.C.................................       12,265        135,059
 Jefferson Smurfit Group P.L.C.........................       37,203         59,265
 Jurys Hotel Group P.L.C...............................        2,694         19,933
 Kerry Group P.L.C.....................................        7,294         84,447
 *Ryanair Holdings P.L.C...............................       14,197        130,999
 Waterford Wedgwood P.L.C..............................       18,396         19,537
                                                                       ------------
TOTAL -- IRELAND
  (Cost $1,810,083)....................................                   1,449,623
                                                                       ------------


THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

AUSTRIA -- (0.2%)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (0.2%)
 Austria Tabak AG......................................        1,386   $     68,168
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................          754          7,955
 BBAG Oesterreichische Brau-Beteiligungs...............          498         18,207
 BWT AG................................................          880         24,513
 Bank Austria AG.......................................        4,948        242,066
 Bohler Uddeholm AG....................................          480         14,846
 Flughafen Wien AG.....................................          579         20,226
 Mayr-Melnhof Karton AG................................          472         18,596
 Oesterreichische Elektrizitaetswirtschafts AG.........          810         70,440
 Omv AG................................................        1,557        106,396
 Rhi AG, Wien..........................................          778         15,272
 Va Technologie AG.....................................          805         25,087
 Wienerberger AG.......................................        4,007         67,459
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $924,673)......................................                     699,231
                                                                       ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd...............................       72,500         52,337
 Contact Energy, Ltd...................................       18,722         21,885
 Fletcher Challenge, Ltd...............................       10,106         36,352
 Lion Nathan, Ltd......................................       17,600         38,621
 Telecom Corporation of New Zealand, Ltd...............       86,941        204,687
 Warehouse Group, Ltd..................................       14,200         34,654
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $587,072)......................................                     388,536
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $9,377).......................................                $      9,044
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $596,149)......................................                     397,580
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $31,311)......................................                      32,480
                                                                       ------------
TEMPORARY CASH
  INVESTMENTS -- (1.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $6,602,148) to be
   repurchased at $6,505,082.
   (Cost $6,504,000)...................................   $    6,504      6,504,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $335,986,404)++....                $358,015,205
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $337,270,522.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $   358,015
Collateral for Securities Loaned............................       16,763
Cash........................................................           15
Receivables:
    Dividends, Interest and Tax Reclaims....................          739
    Fund Shares Sold........................................          846
Prepaid Expenses and Other Assets...........................           15
                                                              -----------
    Total Assets............................................      376,393
                                                              -----------

LIABILITIES:
Payables:
    Collateral on Securities Loaned.........................       16,763
    Investment Securities Purchased.........................           10
    Fund Shares Redeemed....................................          790
Accrued Expenses and Other Liabilities......................          192
                                                              -----------
    Total Liabilities.......................................       17,755
                                                              -----------

NET ASSETS..................................................  $   358,638
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 150,000,000)..................................   20,725,129
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     17.30
                                                              ===========
Investments at Cost.........................................  $   335,986
                                                              ===========

NET ASSETS CONSISTS OF:
Paid-in Capital.............................................  $   332,635
Undistributed Net Investment Income.........................        3,437
Undistributed Net Realized Gain.............................          473
Undistributed Net Realized Foreign Exchange Gain............          101
Unrealized Appreciation of Investment Securities and Foreign
  Currency..................................................       22,029
Unrealized Net Foreign Exchange Loss........................          (37)
                                                              -----------
    Total Net Assets........................................  $   358,638
                                                              ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $452).......         $  5,074
    Interest................................................              662
    Income from Securities Lending..........................              107
                                                                     --------
        Total Investment Income.............................            5,843
                                                                     --------
EXPENSES
    Investment Advisory Services............................              869
    Accounting & Transfer Agent Fees........................              404
    Custodian Fees..........................................              195
    Legal Fees..............................................                5
    Audit Fees..............................................               55
    Filing Fees.............................................               73
    Shareholders' Reports...................................               10
    Directors' Fees and Expenses............................                4
    Other...................................................               15
                                                                     --------
        Total Expenses......................................            1,630
                                                                     --------
    NET INVESTMENT INCOME...................................            4,213
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
Net Realized Gain on Investment Securities Sold.............            1,041
Net Realized Gain on Foreign Currency Transactions..........              101
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          (44,806)
    Translation of Foreign Currency Denominated Amounts.....              (42)
                                                                     --------

    NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          (43,706)
                                                                     --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $(39,493)
                                                                     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR            YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,        NOV. 30,
                                                                        2000            1999
                                                                     ----------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $   4,213        $  2,447
  Net Realized Gain on Investment Securities Sold...........             1,041           2,341
  Net Realized Gain on Foreign Currency Transactions........               101              38
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............           (44,806)         31,929
    Translation of Foreign Currency Denominated Amounts.....               (42)            (21)
                                                                     ---------        --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................           (39,493)         36,734
                                                                     ---------        --------

Distributions From:
  Net Investment Income.....................................            (2,888)         (1,826)
  Net Realized Gains........................................            (2,323)             (1)
                                                                     ---------        --------
    Total Distributions.....................................            (5,211)         (1,827)
                                                                     ---------        --------
Capital Share Transactions (1):
  Shares Issued.............................................           194,125         146,668
  Shares Issued in Lieu of Cash Distributions...............             5,211           1,827
  Shares Redeemed...........................................           (64,334)        (29,655)
                                                                     ---------        --------
  Net Increase from Capital Share Transactions..............           135,002         118,840
                                                                     ---------        --------
    Total Increase..........................................            90,298         153,747
NET ASSETS
  Beginning of Period.......................................           268,340         114,593
                                                                     ---------        --------
  End of Period.............................................         $ 358,638        $268,340
                                                                     =========        ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................            10,016           8,388
   Shares Issued in Lieu of Cash Distributions..............               263             112
   Shares Redeemed..........................................            (3,376)         (1,715)
                                                                     ---------        --------
                                                                         6,903           6,785
                                                                     =========        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED
                                              NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                2000           1999           1998           1997           1996
                                              ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period........  $  19.41       $  16.28       $  14.27       $  14.18       $  12.60
                                              --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................      0.22           0.20           0.23           0.23           0.21
  Net Gains (Losses) on Securities (Realized
    and Unrealized).........................     (1.95)          3.19           2.03           0.15           1.39
                                              --------       --------       --------       --------       --------
  Total from Investment Operations..........     (1.73)          3.39           2.26           0.38           1.60
                                              --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Net Investment Income.....................     (0.21)         (0.26)         (0.25)         (0.21)         (0.02)
  Net Realized Gains........................     (0.17)            --             --          (0.08)            --
                                              --------       --------       --------       --------       --------
  Total Distributions.......................     (0.38)         (0.26)         (0.25)         (0.29)         (0.02)
                                              --------       --------       --------       --------       --------
Net Asset Value, End of Period..............  $  17.30       $  19.41       $  16.28       $  14.27       $  14.18
                                              ========       ========       ========       ========       ========
Total Return................................     (9.19)%        21.12%         16.13%          2.80%         12.68%

Net Assets, End of Period (thousands).......  $358,638       $268,340       $114,593       $ 87,223       $ 79,322
Ratio of Expenses to Average Net Assets.....      0.47%          0.53%          0.47%          0.47%          0.58%
Ratio of Net Investment Income to Average
  Net Assets................................      1.21%          1.38%          1.63%          1.69%          1.57%
Portfolio Turnover Rate.....................         1%             2%             4%             2%            18%

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund currently offers thirty-eight portfolios, of which The Large Cap International Portfolio (the "Portfolio") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are known. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Portfolio. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

    For the year ended November 30, 2000, the Portfolio's advisory fees were accrued daily and paid monthly to the Advisor at an effective annual rate of .25 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Portfolio made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $133,850
Sales.......................................................     2,734

E. INVESTMENTS TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 57,239
Gross Unrealized Depreciation...............................   (36,494)
                                                              --------
  Net.......................................................  $ 20,745
                                                              ========

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their signifcant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    The open repurchase agreement was entered into on November 30, 2000.

    2. FOREIGN MARKETS RISKS: Investment in a foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit the Portfolio, an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

H. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with Fuji Securities which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2000, the market value of securities on loan to brokers was $15,598,763, the related collateral cash received was $16,762,804 and the value of collateral on overnight repurchase agreements was $17,272,667.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Large Cap International Portfolio (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Fort Lauderdale, Florida
January 12, 2001

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.1%)
 Abbott Laboratories...................................      415,200   $   22,861,950
 *Adaptec, Inc.........................................       26,500          290,672
 *ADC Telecommunications, Inc..........................      206,800        4,181,237
 Adobe Systems, Inc....................................       64,400        4,079,337
 *Advanced Micro Devices, Inc..........................       83,600        1,274,900
 *AES Corp.............................................      122,300        6,344,312
 Aetna, Inc............................................       38,000        2,557,875
 AFLAC, Inc............................................       71,200        5,010,700
 *Agilent Technologies, Inc............................      121,223        6,326,325
 Air Products & Chemicals, Inc.........................       61,300        2,111,019
 Alberto-Culver Co. Class B............................       15,000          549,375
 Albertson's Inc.......................................      113,400        2,898,787
 Alcan Aluminum, Ltd...................................       89,500        2,718,562
 Alcoa, Inc............................................      232,000        6,539,500
 Allegheny Teledyne, Inc...............................       21,750          432,281
 Allergan, Inc.........................................       35,300        3,276,281
 *Allied Waste Industries, Inc.........................       52,800          650,100
 Allstate Corp.........................................      196,800        7,527,600
 Alltel Corp...........................................       84,800        5,194,000
 *Altera Corp..........................................      106,800        2,559,862
 *Alza Corp............................................       62,400        2,769,000
 Amerada Hess Corp.....................................       24,100        1,476,125
 Ameren Corp...........................................       36,700        1,628,562
 *America Online, Inc..................................      618,900       25,133,529
 American Electric Power Co., Inc......................       86,160        3,963,360
 American Express Co...................................      356,700       19,596,206
 American General Corp.................................       67,600        5,065,775
 American Greetings Corp. Class A......................       17,300          158,944
 American Home Products Corp...........................      349,100       20,989,637
 American International Group, Inc.....................      620,000       60,101,250
 *American Power Conversion Corp.......................       52,200          618,244
 *Amgen, Inc...........................................      275,700       17,541,412
 *AMR Corp.............................................       40,100        1,340,844
 AmSouth Bancorporation................................      101,000        1,502,375
 Anadarko Petroleum Corp...............................       65,176        3,877,972
 *Analog Devices, Inc..................................       95,300        4,729,262
 *Andrew Corp..........................................       21,700          395,347
 Anheuser-Busch Companies, Inc.........................      242,800       11,517,825
 AON Corp..............................................       68,300        2,121,569
 Apache Corp...........................................       32,600        1,703,350
 *Apple Computer, Inc..................................       87,300        1,443,178
 Applera Corporation - Applied Biosystems Group........       55,900        4,618,737
 *Applied Materials, Inc...............................      217,300        8,793,859
 Archer-Daniels Midland Co.............................      169,315        2,158,766
 Ashland, Inc..........................................       18,700          586,712
 Associates First Capital Corp. Class A................      195,200        6,893,000
 AT & T Corp...........................................    1,006,315       19,748,932
 Autodesk, Inc.........................................       15,400          398,475
 Automatic Data Processing, Inc........................      168,000       11,088,000
 *Autozone, Inc........................................       34,100          880,206
 *Avaya Inc............................................       74,583          871,689
 Avery Dennison Corp...................................       29,900        1,644,500
 Avon Products, Inc....................................       63,500        2,643,187
 B B & T Corp..........................................      107,100        3,574,462
 Baker Hughes, Inc.....................................       88,500        2,926,031

                                                            SHARES             VALUE+
                                                            ------             ------

 Ball Corp.............................................        7,700   $      299,819
 Bank of America Corp..................................      440,200       17,580,487
 Bank of New York Co., Inc.............................      197,900       10,921,606
 Bank One Corp.........................................      309,900       11,098,294
 Bard (C.R.), Inc......................................       13,700          674,725
 Barrick Gold Corp.....................................      106,200        1,593,000
 Bausch & Lomb, Inc....................................       14,300          626,519
 Baxter International, Inc.............................       78,200        6,769,187
 Bear Stearns Companies, Inc...........................       28,800        1,323,000
 Becton Dickinson & Co.................................       67,900        2,308,600
 *Bed, Bath and Beyond, Inc............................       75,700        1,577,872
 Bellsouth Corp........................................      502,000       20,989,875
 Bemis Co., Inc........................................       14,300          424,531
 *Best Buy Co., Inc....................................       55,200        1,421,400
 *Bethlehem Steel Corp.................................       35,500           79,875
 *Biogen, Inc..........................................       39,700        2,174,816
 Biomet, Inc...........................................       47,600        1,762,687
 Black & Decker Corp...................................       22,300          806,981
 Block (H.&R.), Inc....................................       24,600          865,612
 *BMC Software, Inc....................................       66,100        1,146,422
 Boeing Co.............................................      240,500       16,609,531
 Boise Cascade Corp....................................       15,300          441,787
 *Boston Scientific Corp...............................      108,900        1,402,087
 Briggs & Stratton Corp................................        5,800          215,325
 Bristol Myers Squibb Co...............................      526,900       36,520,756
 *Broadcom Corp........................................       59,700        5,820,750
 *Broadvision, Inc.....................................       71,600        1,622,187
 Brown-Forman Corp. Class B............................       18,400        1,191,400
 Brunswick Corp........................................       23,300          400,469
 Burlington Northern Santa Fe Corp.....................      108,300        2,741,344
 Burlington Resources, Inc.............................       57,700        2,354,881
 C.I.T. Group, Inc. Class A............................       70,300        1,181,919
 *Cabletron Systems, Inc...............................       49,300          776,475
 *Calpine Corp.........................................       75,300        2,673,150
 Campbell Soup Co......................................      112,800        3,764,700
 Capital One Financial Corp............................       52,700        2,941,319
 Cardinal Health, Inc..................................       74,700        7,465,331
 Carnival Corp.........................................      157,900        3,582,356
 Caterpillar, Inc......................................       92,400        3,632,475
 *Cendant Corp.........................................      194,700        1,788,806
 Centex Corp...........................................       15,800          558,925
 CenturyTel, Inc.......................................       37,600        1,323,050
 *Ceridian Corp........................................       38,906          892,406
 Charter One Financial, Inc............................       56,360        1,352,640
 Chase Manhattan Corp..................................      350,600       12,928,375
 Chevron Corp..........................................      174,800       14,311,750
 *Chiron Corp..........................................       49,800        2,037,131
 Chubb Corp............................................       46,900        3,822,350
 CIGNA Corp............................................       42,300        5,573,025
 Cincinnati Financial Corp.............................       43,000        1,573,531
 Cinergy Corp..........................................       42,593        1,360,314
 Circuit City Stores, Inc. (Carmax Group)..............       55,000          697,812
 *Cisco Sytems, Inc....................................    1,901,500       90,974,891
 Citigroup, Inc........................................    1,205,700       60,058,931
 *Citrix Systems, Inc..................................       49,700        1,185,034
 *Clear Channel Communications, Inc....................      156,800        7,918,400
 Clorox Co.............................................       62,800        2,806,375

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 CMS Energy Corp.......................................       32,400   $      901,125
 Coastal Corp..........................................       57,300        4,197,225
 Coca-Cola Co..........................................      663,500       41,551,687
 Coca-Cola Enterprises, Inc............................      112,100        2,459,194
 Colgate-Palmolive Co..................................      153,700        9,029,875
 *Comcast Corp. Class A Special........................      242,600        9,332,519
 Comerica, Inc.........................................       41,850        2,178,816
 Compaq Computer Corp..................................      455,600        9,795,400
 Computer Associates International, Inc................      158,200        4,132,975
 *Computer Sciences Corp...............................       45,100        3,075,256
 *Compuware Corp.......................................       97,800          673,903
 *Comverse Tecnology, Inc..............................       41,900        3,612,566
 Conagra, Inc..........................................      142,800        3,632,475
 *Conexant Systems, Inc................................       61,200        1,245,037
 Conoco, Inc...........................................      166,900        4,182,931
 Conseco, Inc..........................................       87,200          626,750
 Consolidated Edison, Inc..............................       56,900        2,119,525
 *Consolidated Stores Corp.............................       29,700          254,306
 Constellation Energy Group............................       40,150        1,633,603
 *Convergys Corp.......................................       41,300        1,737,181
 Cooper Industries, Inc................................       25,100        1,024,394
 Cooper Tire & Rubber Co...............................       19,500          180,375
 Coors (Adolph) Co. Class B............................        9,900          742,500
 Corning, Inc..........................................      236,300       13,823,550
 *Costco Wholesale Corp................................      119,700        3,908,953
 Countrywide Credit Industries, Inc....................       30,700        1,139,737
 CP&L Energy, Inc......................................       42,700        1,836,100
 Crane Co..............................................       16,300          411,575
 Crown Cork & Seal Co., Inc............................       33,700          136,906
 CSX Corp..............................................       58,700        1,522,531
 Cummins Engine Co., Inc...............................       11,100          391,969
 CVS Corp..............................................      104,500        5,943,437
 Dana Corp.............................................       39,900          668,325
 Danaher Corp..........................................       38,000        2,477,125
 Darden Restaurants, Inc...............................       32,700          862,462
 Deere & Co............................................       62,800        2,555,175
 *Dell Computer Corp...................................      693,400       13,326,281
 Delphi Automotive Systems Corp........................      150,100        2,073,256
 Delta Air Lines, Inc..................................       32,900        1,562,750
 Deluxe Corp...........................................       19,400          452,262
 Devon Energy Corp.....................................       34,100        1,679,425
 Dillards, Inc. Class A................................       25,100          276,100
 *Disney (Walt) Co.....................................      558,700       16,167,381
 Dollar General Corp...................................       88,000        1,259,500
 Dominion Resources, Inc...............................       63,900        3,834,000
 Donnelley (R.R.) & Sons Co............................       32,700          731,662
 Dover Corp............................................       54,500        2,231,094
 Dow Chemical Co.......................................      181,700        5,553,206
 Dow Jones & Co., Inc..................................       23,500        1,329,219
 DTE Energy Co.........................................       38,300        1,453,006
 Duke Power Co.........................................       98,700        8,876,831
 DuPont (E.I.) de Nemours & Co., Inc...................      279,300       11,817,881
 Dynegy Inc............................................       83,000        3,672,750
 Eastman Chemical Co...................................       20,600          889,662
 Eastman Kodak Co......................................       82,300        3,456,600
 Eaton Corp............................................       19,700        1,381,462
 Ecolab, Inc...........................................       34,300        1,489,906
 Edison International..................................       87,200        2,000,150
 El Paso Energy Corp...................................       62,400        3,747,900
 Electronic Data Systems Corp..........................      124,900        6,611,894

                                                            SHARES             VALUE+
                                                            ------             ------

 *EMC Corp. MA.........................................      584,200   $   43,449,875
 Emerson Electric Co...................................      114,600        8,351,475
 Engelhard Corp........................................       34,200          673,312
 Enron Corp............................................      197,900       12,814,025
 Entergy Corp..........................................       59,800        2,459,275
 EOG Resources, Inc....................................       31,200        1,324,050
 Equifax, Inc..........................................       37,900        1,260,175
 Exelon Corp...........................................       86,900        5,757,125
 Exxon Mobil Corp......................................      933,500       82,148,000
 Fannie Mae............................................      270,100       21,337,900
 Federal Home Loan Mortgage Corp.......................      186,400       11,265,550
 *Federated Department Stores, Inc.....................       55,600        1,695,800
 *FedEx Corp...........................................       76,200        3,651,504
 Fifth Third Bancorp...................................      124,450        6,665,853
 First Data Corp.......................................      108,500        5,553,844
 First Union Corp......................................      264,100        6,635,512
 Firstar Corp..........................................      256,900        4,977,437
 FirstEnergy Corp......................................       61,300        1,808,350
 FleetBoston Financial Corp............................      241,800        9,067,500
 Fluor Corp............................................       20,300          740,950
 *FMC Corp.............................................        8,200          556,575
 Ford Motor Co.........................................      507,300       11,541,075
 *Forest Laboratories, Inc.............................       23,800        3,224,900
 Fortune Brands, Inc...................................       42,100        1,215,637
 FPL Group, Inc........................................       47,800        3,166,750
 Franklin Resources, Inc...............................       65,400        2,368,134
 *Freeport McMoran Copper & Gold, Inc. Class B.........       41,000          330,562
 Gannett Co., Inc......................................       70,400        3,775,200
 Gap, Inc..............................................      228,000        5,685,750
 *Gateway, Inc.........................................       86,500        1,643,500
 General Dynamics Corp.................................       53,000        4,041,250
 General Electric Co...................................    2,654,200      131,548,787
 General Mills, Inc....................................       76,500        3,146,062
 General Motors Corp...................................      143,500        7,103,250
 Genuine Parts Co......................................       47,000          901,812
 Georgia-Pacific Corp..................................       60,479        1,523,339
 Gillette Co...........................................      282,200        9,559,525
 *Global Crossing, Ltd.................................      235,700        2,916,787
 Golden West Financial Corp............................       42,500        2,488,906
 Goodrich (B.F.) Co....................................       27,300        1,033,987
 Goodyear Tire & Rubber Co.............................       42,000          711,900
 GPU, Inc..............................................       32,600        1,147,112
 Grainger (W.W.), Inc..................................       25,200          921,375
 Great Lakes Chemical Corp.............................       14,000          489,125
 *Guidant Corp.........................................       82,000        4,422,875
 Halliburton Co........................................      119,200        3,978,300
 Harcourt General, Inc.................................       19,623        1,083,975
 Harley-Davidson, Inc..................................       81,100        3,684,981
 *Harrahs Entertainment, Inc...........................       31,300          876,400
 Hartford Financial Services Group, Inc................       60,300        4,266,225
 Hasbro, Inc...........................................       46,200          534,187
 HCA - The Heathcare Company...........................      149,500        6,194,906
 *Healthsouth Corp.....................................      103,400        1,441,137
 Heinz (H.J.) Co.......................................       92,900        4,238,562
 Hercules, Inc.........................................       28,800          547,200
 Hershey Foods Corp....................................       36,800        2,327,600
 Hewlett-Packard Co....................................      534,600       16,906,725
 Hilton Hotels Corp....................................       98,800          926,250
 Home Depot, Inc.......................................      620,600       24,319,762

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Homestake Mining Co...................................       70,500   $      348,094
 Honeywell International, Inc..........................      214,600       10,461,750
 Household International, Inc..........................      126,400        6,304,200
 *Humana, Inc..........................................       44,400          532,800
 Huntington Bancshares, Inc............................       67,310        1,024,374
 Illinois Tool Works, Inc..............................       81,000        4,561,312
 IMS Health, Inc.......................................       79,700        2,231,600
 *Inco, Ltd............................................       48,700          700,062
 Ingersoll-Rand Co.....................................       43,300        1,742,825
 Intel Corp............................................    1,799,100       68,534,466
 International Business Machines Corp..................      471,900       44,122,650
 International Flavors & Fragrances, Inc...............       26,700          498,956
 International Paper Co................................      129,794        4,396,772
 Interpublic Group of Companies, Inc...................       82,600        3,226,562
 ITT Industries, Inc...................................       23,500          782,844
 *JDS Uniphase Corp....................................      250,600       12,576,987
 Jefferson-Pilot Corp..................................       27,700        1,890,525
 Johnson & Johnson.....................................      372,500       37,250,000
 Johnson Controls, Inc.................................       22,900        1,262,362
 *K Mart Corp..........................................      128,800          708,400
 Kaufman & Broad Home Corp.............................       12,900          404,737
 Kellogg Co............................................      108,700        2,676,737
 Kerr-McGee Corp.......................................       25,300        1,538,556
 Keycorp...............................................      115,300        2,875,294
 KeySpan Corporation...................................       36,000        1,372,500
 Kimberly Clark Corp...................................      144,100       10,077,994
 *King Pharmaceuticals, Inc............................       44,400        2,164,500
 *KLA-Tencor Corp......................................       49,700        1,365,197
 Knight Ridder, Inc....................................       20,300        1,044,181
 *Kohls Corp...........................................       88,100        4,718,856
 *Kroger Co............................................      221,400        5,867,100
 Leggett and Platt, Inc................................       52,700          859,669
 Lehman Brothers Holdings, Inc.........................       64,800        3,211,650
 *Lexmark International Group, Inc.....................       34,200        1,573,200
 Lilly (Eli) & Co......................................      302,800       28,368,575
 Limited, Inc..........................................      115,700        2,248,919
 Lincoln National Corp.................................       51,100        2,309,081
 Linear Technology Corp................................       83,500        3,953,203
 Liz Claiborne, Inc....................................       14,400          565,200
 Lockheed Martin Corp..................................      114,400        3,901,040
 Loews Corp............................................       26,500        2,504,250
 Longs Drug Stores Corp................................       10,200          202,725
 Louisiana-Pacific Corp................................       27,900          197,044
 Lowe's Companies, Inc.................................      102,500        4,106,406
 *LSI Logic Corp.......................................       83,200        1,497,600
 Lucent Technologies, Inc..............................      894,700       13,923,769
 *Manor Care, Inc......................................       27,400          465,800
 Marriott International, Inc. Class A..................       64,200        2,660,287
 Marsh & McLennan Companies, Inc.......................       72,900        8,392,612
 Masco Corp............................................      122,500        2,365,781
 Mattel, Inc...........................................      114,300        1,443,037
 *Maxim Integrated Products, Inc.......................       75,900        3,868,528
 May Department Stores Co..............................       79,800        2,239,388
 Maytag Corp...........................................       20,800          595,400
 MBIA, Inc.............................................       26,300        1,811,413
 MBNA Corp.............................................      228,300        8,147,456
 McDermott International, Inc..........................       16,200          145,800
 McDonalds Corp........................................      353,700       11,274,188
 McGraw-Hill Companies, Inc............................       52,400        2,783,750

                                                            SHARES             VALUE+
                                                            ------             ------

 McKesson HBOC, Inc....................................       76,200   $    2,505,075
 Mead Corp.............................................       27,400          724,388
 *Medimmune, Inc.......................................       56,300        2,989,178
 Medtronic, Inc........................................      320,900       17,087,925
 Mellon Financial Corp.................................      130,700        6,126,563
 Merck & Co., Inc......................................      616,200       57,114,038
 *Mercury Interactive Corp.............................       21,500        1,446,547
 Meredith Corp.........................................       13,600          417,350
 Merrill Lynch & Co., Inc..............................      215,300       12,460,488
 MGIC Investment Corp..................................       28,500        1,795,500
 *Micron Technology, Inc...............................      151,200        4,762,800
 *Microsoft Corp.......................................    1,410,200       80,910,225
 Millipore Corp........................................       12,400          545,600
 Minnesota Mining & Manufacturing Co...................      106,100       10,596,738
 Molex, Inc............................................       52,600        2,158,244
 Moody's Corp..........................................       43,400        1,125,688
 Morgan (J.P.) & Co., Inc..............................       42,700        5,756,494
 Morgan Stanley Dean Witter & Co.......................      301,600       19,113,900
 Motorola, Inc.........................................      584,200       11,720,513
 Nabisco Group Holdings Corp...........................       87,500        2,570,313
 *Nabors Industries, Inc...............................       39,100        1,718,054
 National City Corp....................................      162,700        4,026,825
 *National Semiconductor Corp..........................       47,700          885,431
 National Service Industries, Inc......................       10,900          224,131
 *Navistar International Corp..........................       15,900          516,750
 *NCR Corp.............................................       25,800        1,219,050
 *Network Appliance Corp...............................       83,900        4,145,184
 New York Times Class A................................       44,800        1,582,000
 Newell Rubbermaid, Inc................................       71,300        1,385,894
 Newmont Mining Corp...................................       45,058          704,031
 *Nextel Communications Corp. Class A..................      204,000        6,330,375
 *Niagara Mohawk Holdings, Inc.........................       43,000          706,813
 Nicor, Inc............................................       12,300          474,319
 Nike, Inc. Class B....................................       72,400        3,086,050
 NiSource, Inc.........................................       51,976        1,335,134
 *NiSource, Inc. S.A.I.L.S.............................            1                2
 Nordstrom, Inc........................................       34,800          558,975
 Norfolk Southern Corp.................................      102,900        1,479,188
 Nortel Network Corp...................................      800,200       30,207,550
 Northern Trust Corp...................................       59,600        5,138,638
 Northrop Grumman Corp.................................       19,200        1,618,800
 *Novell, Inc..........................................       87,000          463,547
 *Novellus Systems, Inc................................       35,100          912,600
 Nucor Corp............................................       21,700          754,075
 Occidental Petroleum Corp.............................       99,000        2,140,875
 *Office Depot, Inc....................................       81,900          542,588
 Old Kent Financial Corp...............................       36,625        1,423,797
 Omnicom Group, Inc....................................       47,500        3,734,688
 Oneok, Inc............................................        7,800          318,338
 *Oracle Systems Corp..................................    1,508,400       40,019,738
 *Owens-Illinois, Inc..................................       39,100          112,413
 Paccar, Inc...........................................       20,600          977,856
 *Pactiv Corp..........................................       45,300          529,444
 Pall Corp.............................................       33,000          657,938
 *Palm, Inc............................................      151,200        5,476,275
 *Parametric Technology Corp...........................       72,800          812,175
 Parker-Hannifin Corp..................................       30,125        1,165,461
 Paychex, Inc..........................................       99,650        5,795,270
 Penney (J.C.) Co., Inc................................       70,000          673,750

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Peoples Energy Corp...................................        9,500   $      390,688
 *Peoplesoft, Inc......................................       75,100        2,494,728
 Pepsico, Inc..........................................      386,500       17,537,438
 PerkinElmer, Inc......................................       13,300        1,184,531
 Pfizer, Inc...........................................    1,691,750       74,965,672
 PG&E Corp. (Holding Co.)..............................      103,400        2,837,038
 Pharmacia Corp........................................      348,000       21,228,000
 Phelps Dodge Corp.....................................       21,000        1,031,625
 Philip Morris Companies, Inc..........................      603,700       23,053,794
 Phillips Petroleum Co.................................       68,200        3,853,300
 Pinnacle West Capital Corp............................       22,600        1,052,313
 Pitney Bowes, Inc.....................................       68,600        1,993,688
 Placer Dome, Inc......................................       87,700          794,781
 PNC Financial Services Group, Inc.....................       77,200        5,133,800
 Polaroid Corp.........................................       12,000           90,000
 Potlatch Corp.........................................        7,500          234,844
 *Power-One, Inc.......................................       19,800          836,550
 PPG Industries, Inc...................................       46,600        1,942,638
 PPL Corp..............................................       38,700        1,615,725
 Praxair, Inc..........................................       42,500        1,527,344
 Price (T. Rowe) Associates, Inc.......................       32,400        1,177,538
 Procter & Gamble Co...................................      350,200       26,221,225
 Progressive Corp......................................       19,700        1,843,181
 Providian Financial Corp..............................       38,100        3,429,000
 Public Service Enterprise Group, Inc..................       57,600        2,462,400
 Pulte Corp............................................       10,800          417,150
 Quaker Oats Co........................................       35,600        3,094,975
 *QUALCOMM, Inc........................................      199,700       16,032,166
 *Quintiles Transnational Corp.........................       31,000          464,031
 *Qwest Communications International, Inc..............      445,176       16,805,394
 Radioshack Corp.......................................       49,800        2,334,375
 Ralston Purina Group..................................       82,200        2,162,888
 Raytheon Co. Class B..................................       91,200        3,197,700
 *Reebok International, Ltd............................       15,300          326,081
 Regions Financial Corp................................       58,600        1,419,219
 Reliant Energy, Inc...................................       78,900        3,096,825
 Rockwell International Corp...........................       49,700        2,000,425
 Rohm & Haas Co........................................       58,100        1,728,475
 *Rowan Companies, Inc.................................       25,300          502,838
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      574,400       34,284,500
 Russell Corp..........................................        8,700          145,181
 *Ryder System, Inc....................................       15,900          276,263
 *Sabre Holdings Corp..................................       34,522        1,232,004
 Safeco Corp...........................................       34,200          915,919
 *Safeway, Inc.........................................      133,200        7,850,475
 *Saint Jude Medical, Inc..............................       22,450        1,337,178
 Saint Paul Companies, Inc.............................       60,000        3,007,500
 *Sanmina Corp.........................................       40,500        3,090,656
 *Sapient Corp.........................................       31,700          559,703
 Sara Lee Corp.........................................      233,100        5,594,400
 SBC Communications, Inc...............................      908,500       49,910,719
 Schering-Plough Corp..................................      392,400       21,998,925
 Schlumberger, Ltd.....................................      152,600        9,461,200
 Schwab (Charles) Corp.................................      369,800       10,238,838
 Scientific-Atlanta, Inc...............................       42,700        1,724,013
 Seagram Co., Ltd......................................      117,100        5,576,888
 *Sealed Air Corp......................................       22,492          715,527
 Sears, Roebuck & Co...................................       91,800        2,977,992
 Sempra Energy.........................................       54,645        1,335,387

                                                            SHARES             VALUE+
                                                            ------             ------

 Sherwin-Williams Co...................................       43,500   $      948,844
 *Siebel Systems, Inc..................................      111,900        7,815,516
 Sigma-Aldrich Corp....................................       21,600          774,900
 Snap-On, Inc..........................................       15,800          409,813
 *Solectron Corp.......................................      170,700        4,779,600
 Southern Co...........................................      173,800        5,485,563
 SouthTrust Corp.......................................       45,100        1,523,534
 Southwest Airlines Co.................................      133,800        4,223,063
 Springs Industries, Inc. Class A......................        4,850          132,163
 Sprint Corp...........................................      237,100        5,453,300
 *Sprint Corp. (PCS Group).............................      248,800        5,644,650
 Stanley Works.........................................       23,000          619,563
 *Staples, Inc.........................................      121,600        1,463,000
 *Starbucks Corp.......................................       50,000        2,276,563
 Starwood Hotels and Resorts Worldwide, Inc............       52,900        1,692,800
 State Street Corp.....................................       43,300        5,585,700
 Stilwell Financial, Inc...............................       60,100        1,953,250
 Summit Bancorp........................................       46,600        1,732,938
 *Sun Microsystems.....................................      425,000       32,326,563
 Sunoco, Inc...........................................       23,300          646,575
 Suntrust Banks, Inc...................................       80,100        4,070,081
 Supervalu, Inc........................................       35,500          643,438
 Synovus Financial Corp................................       76,100        1,683,713
 Sysco Corp............................................       89,400        4,939,350
 Target Corp...........................................      243,700        7,326,231
 Tektronix, Inc........................................       25,900          613,506
 *Tellabs, Inc.........................................      110,000        5,826,563
 Temple-Inland, Inc....................................       13,700          630,200
 Tenet Healthcare Corp.................................       84,400        3,592,275
 *Teradyne, Inc........................................       46,500        1,397,906
 Texaco, Inc...........................................      147,500        8,564,219
 Texas Corp............................................       70,900        2,831,569
 Texas Instruments, Inc................................      463,200       17,283,150
 Textron, Inc..........................................       38,500        1,949,063
 *Thermo-Electron Corp.................................       46,600        1,351,400
 Thomas & Betts Corp...................................       15,500          226,688
 Tiffany & Co..........................................       38,900        1,329,894
 Time Warner, Inc......................................      354,400       21,972,800
 Timken Co.............................................       16,200          217,688
 TJX Companies, Inc....................................       78,300        2,006,438
 Torchmark Corp........................................       34,200        1,299,600
 Tosco Corp............................................       38,700        1,110,206
 *Toys R Us, Inc.......................................       54,700        1,035,881
 Transocean Sedco Forex, Inc...........................       56,300        2,244,963
 Tribune Co............................................       82,499        3,052,463
 *Tricon Global Restaurants, Inc.......................       39,000        1,404,000
 TRW, Inc..............................................       33,200        1,097,675
 Tupperware Corp.......................................       15,500          282,875
 Tyco International, Ltd...............................      451,600       23,821,900
 U.S. Bancorp..........................................      199,900        4,835,081
 Unilever NV...........................................      153,000        9,495,563
 Union Carbide Corp....................................       36,200        1,563,388
 Union Pacific Corp....................................       66,500        3,092,250
 Union Planters Corp...................................       36,000        1,224,000
 *Unisys Corp..........................................       83,800        1,021,313
 United Technologies Corp..............................      125,400        8,879,888
 Unitedhealth Group, Inc...............................       43,100        5,056,169
 Unocal Corp...........................................       65,200        2,224,950
 UnumProvident Corp....................................       64,500        1,741,500
 USA Education, Inc....................................       41,700        2,413,388

THE U.S. LARGE COMPANY SERIES

CONTINUED


                                                               SHARES          VALUE+
                                                               ------          ------
 *USAir Group, Inc.....................................       17,900   $      690,269
 UST, Inc..............................................       43,500        1,033,125
 USX-Marathon Group, Inc...............................       83,700        2,207,588
 USX-US Steel Group....................................       23,820          339,435
 *Veritas Software Co..................................      107,500       10,484,609
 Verizon Communications, Inc...........................      728,326       40,922,817
 VF Corp...............................................       30,700          826,981
 *Viacom, Inc. Class B.................................      406,300       20,772,088
 Visteon Corp..........................................       35,045          521,294
 Vulcan Materials Co...................................       27,100        1,161,913
 Wachovia Corp.........................................       54,600        2,733,413
 Walgreen Co...........................................      270,800       12,067,525
 Wal-Mart Stores, Inc..................................    1,196,900       62,463,219
 Washington Mutual, Inc................................      144,400        6,561,175
 Waste Management, Inc.................................      166,400        3,983,200
 *Watson Pharmaceuticals, Inc..........................       27,400        1,260,400
 *Wellpoint Health Networks, Inc.......................       16,900        1,822,031
 Wells Fargo Company...................................      441,100       20,924,681
 Wendy's International, Inc............................       30,400          817,000
 Westvaco Corp.........................................       26,950          742,809
 Weyerhaeuser Co.......................................       58,900        2,576,875
 Whirlpool Corp........................................       19,200          751,200
 Willamette Industries, Inc............................       29,300        1,439,363
 Williams Companies, Inc...............................      118,600        4,195,475
 Winn-Dixie Stores, Inc................................       37,700          815,263
 *Worldcom, Inc........................................      769,900       11,524,441
 Worthington Industries, Inc...........................       23,000          211,313
 *WR Grace & Co........................................       17,900           41,394
 Wrigley (Wm.) Jr. Co..................................       30,600        2,778,863
 XCEL Energy, Inc......................................       91,085        2,482,066
 Xerox Corp............................................      178,600        1,239,038
 *Xilinx, Inc..........................................       88,100        3,438,653
 *Yahoo! Inc...........................................      147,000        5,811,094
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,359,693,418)................................                 3,105,021,768
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $28,139,475) to be
   repurchased at $27,727,613.
   (Cost $27,723,000)..................................   $   27,723       27,723,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,387,416,418)++....................................                $3,132,744,768
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $2,423,957,218.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.9%)
 *Adelphia Communications Corp. Class A................      237,800   $    6,591,519
 Aetna, Inc............................................      544,726       36,666,869
 AK Steel Holding Corp.................................      675,675        6,165,534
 *Alaska Air Group, Inc................................      111,200        3,106,650
 Albemarle Corp........................................      102,100        2,252,581
 Alcoa, Inc............................................      226,988        6,398,224
 Alexander & Baldwin, Inc..............................      164,000        4,376,750
 *Allegheny Corp.......................................       17,158        3,262,165
 Alliant Energy Corp...................................      217,700        6,939,187
 Allmerica Financial Corp..............................       94,900        5,889,731
 Allstate Corp.........................................      878,800       33,614,100
 Amerada Hess Corp.....................................       65,000        3,981,250
 *America West Holdings Corp. Class B..................       19,400          180,662
 American Financial Group, Inc.........................      182,000        3,469,375
 American Greetings Corp. Class A......................      325,400        2,989,612
 American National Insurance Co........................       46,700        3,228,137
 AmerUs Group Co.......................................       45,600        1,330,950
 *AMR Corp.............................................      565,000       18,892,187
 Anadarko Petroleum Corp...............................       16,700          993,650
 *ANC Rental Corp......................................      258,575        1,381,760
 Arch Coal, Inc........................................       49,022          499,412
 Archer-Daniels Midland Co.............................    2,272,353       28,972,501
 *Arrow Electronics, Inc...............................      313,300        7,499,619
 Ashland, Inc..........................................      249,200        7,818,650
 Astoria Financial Corp................................       21,200          948,037
 AT & T Corp...........................................      788,700       15,478,237
 *AT & T Corp.- Liberty Media Group....................      766,800       10,399,725
 *At Home Corp.........................................    1,020,900        6,364,673
 *AutoNation, Inc......................................    2,068,600       13,316,612
 Bancwest Corp.........................................      369,800        7,719,575
 Bear Stearns Companies, Inc...........................      376,170       17,280,309
 Belo (A.H.) Corp. Class A.............................      331,800        5,640,600
 Bergen Brunswig Corp. Class A.........................      256,000        3,856,000
 Block Drug Co., Inc. Class A..........................        1,127           59,414
 Boise Cascade Corp....................................      213,400        6,161,925
 *Borders Group, Inc...................................       22,700          290,844
 Borg Warner Automotive, Inc...........................      100,800        3,691,800
 Bowater, Inc..........................................      171,600        9,148,425
 Brunswick Corp........................................      297,600        5,115,000
 Burlington Northern Santa Fe Corp.....................    1,635,700       41,403,656
 C.I.T. Group, Inc. Class A............................    1,079,500       18,149,094
 CBRL Group, Inc.......................................      270,000        5,847,187
 Centex Corp...........................................      229,000        8,100,875
 *Chris-Craft Industries, Inc..........................        4,894          327,286
 Cincinnati Financial Corp.............................      555,180       20,316,118
 *CNA Financial Corp...................................      639,200       23,770,250
 *CNET Networks, Inc...................................       38,114          815,878
 Coca-Cola Enterprises, Inc............................    1,794,800       39,373,425
 Commerce Group, Inc...................................       93,100        2,315,862
 Commercial Federal Corp...............................      104,700        1,753,725
 Conseco, Inc..........................................    1,208,100        8,683,219
 *Consolidated Stores Corp.............................      253,500        2,170,594
 Cooper Tire & Rubber Co...............................      306,400        2,834,200
 Corn Products International, Inc......................      125,200        3,036,100
 Countrywide Credit Industries, Inc....................      435,000       16,149,375

                                                            SHARES             VALUE+
                                                            ------             ------

 Crompton Corp.........................................        5,637   $       49,324
 Crown Cork & Seal Co., Inc............................      472,600        1,919,937
 CSX Corp..............................................      875,400       22,705,687
 Cummins Engine Co., Inc...............................      150,900        5,328,656
 Dana Corp.............................................      516,100        8,644,675
 Delphi Automotive Systems Corp........................       99,830        1,378,902
 Delta Air Lines, Inc..................................      422,500       20,068,750
 Dillards, Inc. Class A................................      358,500        3,943,500
 Dime Bancorp, Inc.....................................       53,800        1,338,275
 Earthgrains Co........................................      114,700        2,602,256
 Eastman Chemical Co...................................       83,200        3,593,200
 *Extended Stay America, Inc...........................      355,300        4,419,044
 *Federated Department Stores, Inc.....................      764,000       23,302,000
 First American Financial Corp.........................      124,300        2,703,525
 First Citizens Bancshares, Inc. NC....................       10,300          741,922
 *Florida East Coast Industries Inc Class B............        7,739          264,093
 Florida East Coast Industries, Inc....................       60,400        2,121,550
 Ford Motor Co.........................................    2,145,900       48,819,225
 Fortune Brands, Inc...................................      591,000       17,065,125
 GATX Corp.............................................      143,400        6,739,800
 General Motors Corp...................................    1,494,300       73,967,850
 *General Motors Corp. Class H.........................      826,438       17,966,762
 Georgia-Pacific Corp..................................      634,900       15,991,544
 Golden State Bancorp, Inc.............................      156,200        3,983,100
 Goodyear Tire & Rubber Co.............................      493,200        8,359,740
 Great American Financial Resources, Inc...............       37,600          676,800
 Greenpoint Financial Corp.............................      265,700        8,070,637
 Harris Corp...........................................      151,400        4,655,550
 Hasbro, Inc...........................................       79,000          913,437
 *Healthsouth Corp.....................................    1,481,200       20,644,225
 *Hearst-Argyle Television, Inc........................      238,600        4,309,712
 Heller Financial, Inc.................................       62,600        1,654,987
 Helmerich & Payne, Inc................................      151,600        4,519,575
 Hibernia Corp.........................................      301,300        3,596,769
 Hollinger International, Inc. Class A.................      268,700        3,862,562
 Horton (D.R.), Inc....................................      387,277        7,188,829
 *Humana, Inc..........................................      618,900        7,426,800
 IBP, Inc..............................................      375,600        8,427,525
 Ikon Office Solutions, Inc............................      541,400        1,624,200
 *Imation Corp.........................................        1,600           25,400
 IMC Global, Inc.......................................      445,300        5,287,937
 Independence Community Bank Corp......................       12,500          180,078
 *Ingram Micro, Inc....................................      269,200        3,802,450
 International Paper Co................................    1,430,775       48,467,503
 *K Mart Corp..........................................    1,780,400        9,792,200
 *Key3Media Group, Inc.................................       56,100          589,050
 Keycorp...............................................      972,500       24,251,719
 Lafarge Corp..........................................      257,500        5,085,625
 *Lear Corp............................................      110,900        2,425,937
 Liberty Corp..........................................       40,400        1,522,575
 Liberty Financial Companies, Inc......................      167,500        7,035,000
 Lincoln National Corp.................................      318,400       14,387,700
 Lockheed Martin Corp..................................      489,500       16,691,950
 Loews Corp............................................      363,400       34,341,300
 Longs Drug Stores Corp................................       50,900        1,011,637

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Louisiana-Pacific Corp................................      396,400   $    2,799,575
 Lubrizol Corp.........................................      182,000        3,924,375
 Lyondell Chemical Co..................................      457,200        6,172,200
 *Mandalay Resort Group................................      296,300        5,907,481
 *Manor Care, Inc......................................      222,000        3,774,000
 MBIA, Inc.............................................       93,100        6,412,262
 Mead Corp.............................................      406,300       10,741,556
 Millennium Chemicals, Inc.............................      346,800        5,505,450
 *MIPS Technologies, Inc., Class B.....................       69,525        1,544,759
 *Mony Group, Inc......................................       46,200        1,960,613
 Nabisco Group Holdings Corp...........................      629,900       18,503,313
 Norfolk Southern Corp.................................    1,594,000       22,913,750
 Northrop Grumman Corp.................................      249,000       20,993,813
 Occidental Petroleum Corp.............................      650,800       14,073,550
 *Office Depot, Inc....................................       93,800          621,425
 Old Republic International Corp.......................      512,475       13,356,380
 Omnicare, Inc.........................................      360,300        5,899,913
 *Owens-Illinois, Inc..................................      582,400        1,674,400
 Pacific Century Financial Corp........................      337,800        5,024,775
 *Pacificare Health Systems, Inc.......................       51,296          649,215
 *Pactiv Corp..........................................      615,100        7,188,981
 *Park Place Entertainment Corp........................      812,800       10,922,000
 Penney (J.C.) Co., Inc................................    1,140,000       10,972,500
 Penzoil Quaker State Co...............................       55,600          656,775
 Phelps Dodge Corp.....................................      287,085       14,103,051
 *Pioneer Natural Resources Co.........................      483,900        7,016,550
 Potlatch Corp.........................................      109,100        3,416,194
 *Pride International, Inc.............................       50,000          946,875
 Pulitzer, Inc.........................................        1,700           70,040
 Pulte Corp............................................      127,600        4,928,550
 Questar Corp..........................................      271,400        7,565,275
 Rayonier, Inc.........................................       83,000        2,962,063
 Raytheon Co. Class A..................................      383,900       12,428,763
 Raytheon Co. Class B..................................      850,100       29,806,631
 *Rite Aid Corp........................................      969,800        2,424,500
 RJ Reynolds Tobacco Holdings, Inc.....................      348,226       13,711,399
 Russell Corp..........................................      137,400        2,292,863
 *Ryder System, Inc....................................      279,500        4,856,313
 Safeco Corp...........................................      491,200       13,154,950
 Saint Paul Companies, Inc.............................      695,326       34,853,216
 *Saks, Inc............................................      756,000        6,378,750
 Sears, Roebuck & Co...................................      867,500       28,141,700
 *Sensormatic Electronics Corp.........................      196,500        3,512,438
 *Service Corp. International..........................      903,100        1,693,313
 *Silicon Graphics, Inc................................      573,800        2,295,200
 *Sinclair Broadcast Group, Inc. Class A...............      114,100        1,003,723
 *Six Flags, Inc.......................................      318,000        4,571,250
 *Smurfit-Stone Container Corp.........................      106,626        1,349,485
 Sovereign Bancorp, Inc................................      781,020        5,259,682
 *Spherion Corporation.................................      156,600        1,654,088
 Spiegel, Inc. Class A Non-Voting......................        9,600           48,150
 St. Joe Corp..........................................       33,500          665,813
 Starwood Hotels and Resorts Worldwide, Inc............      577,500       18,480,000
 Sunoco, Inc...........................................      329,000        9,129,750
 Supervalu, Inc........................................      572,400       10,374,750

                                                            SHARES             VALUE+
                                                            ------             ------

 Tecumseh Products Co. Class A.........................       58,300   $    2,390,300
 Tecumseh Products Co. Class B.........................       15,400          626,588
 Temple-Inland, Inc....................................      201,700        9,278,200
 Tenet Healthcare Corp.................................      211,500        9,001,969
 Thomas & Betts Corp...................................      106,500        1,557,563
 Tidewater, Inc........................................      100,900        4,086,450
 Timken Co.............................................      274,800        3,692,625
 *Toys R Us, Inc.......................................      819,300       15,515,494
 Trinity Industries, Inc...............................       93,300        2,315,006
 Tyco International, Ltd...............................      124,375        6,560,781
 Tyson Foods, Inc. Class A.............................      488,200        6,834,800
 U.S. Industries, Inc..................................      358,000        2,394,125
 UAL Corp..............................................      190,500        6,691,313
 Ultramar Diamond Shamrock Corp........................      265,400        7,315,088
 UMB Financial Corp....................................       51,260        1,813,323
 Union Pacific Corp....................................      826,200       38,418,300
 *United Rentals, Inc..................................      294,300        4,580,044
 Unitrin, Inc..........................................      223,800        8,035,819
 UnumProvident Corp....................................      843,189       22,766,103
 USX-Marathon Group, Inc...............................      916,450       24,171,369
 USX-US Steel Group....................................      329,400        4,693,950
 Valero Energy Corp....................................      268,500        8,440,969
 Valhi, Inc............................................      158,500        2,030,781
 *Venator Group, Inc...................................      590,000        7,928,125
 *Vishay Intertechnology, Inc..........................      182,616        3,446,877
 Visteon Corp..........................................      280,969        4,179,414
 Wallace Computer Services, Inc........................       31,000          482,438
 Weis Markets, Inc.....................................       20,800          742,300
 Wesco Financial Corp..................................       13,540        3,858,900
 Westvaco Corp.........................................      399,350       11,007,084
 Weyerhaeuser Co.......................................      183,800        8,041,250
 *Worldcom, Inc........................................      619,500        9,273,141
 Worthington Industries, Inc...........................      140,800        1,293,600
 York International Corp...............................      137,800        3,600,025
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,810,164,275)................................                 1,725,859,706
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
  12/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 11/30/01, valued at $1,095,255) to be
  repurchased at $1,078,179.
  (Cost $1,078,000)....................................   $    1,078        1,078,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,811,242,275)++....................................                $1,726,937,706
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,811,411,732.

                See accompanying Notes to Financial Statements.

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (99.0%)
 *@track Communications, Inc...........................      22,300    $     21,603
 *1-800 CONTACTS, Inc..................................      20,200         551,712
 *1-800-FLOWERS.COM, Inc...............................       3,700          13,644
 21st Century Holding Co...............................       1,100           3,472
 *24/7 Media, Inc......................................      36,700          44,728
 *3-D Systems Corp.....................................      15,600         219,375
 *3Dfx Interactive, Inc................................      39,443         107,236
 *3DO Co...............................................      47,900          92,058
 *3TEC Energy Corp.....................................       3,700          53,650
 *99 Cents Only Stores.................................       7,600         176,700
 *A Consulting Team, Inc...............................       6,600          17,119
 *A.C. Moore Arts & Crafts, Inc........................      10,300          69,203
 *aaiPharma, Inc.......................................      19,600         177,012
 *Aames Financial Corp.................................         240             225
 *AAON, Inc............................................       8,800         191,400
 AAR Corp..............................................      43,000         446,125
 Aaron Rents, Inc. Class A.............................       4,900          70,131
 Aaron Rents, Inc. Class B.............................      14,400         216,000
 *Aastrom Biosciences, Inc.............................      27,300          36,684
 *Abaxis, Inc..........................................      21,000         124,687
 ABC Bancorp...........................................       8,310          73,751
 *ABC Rail Products Corp...............................      27,200         198,050
 Abington Bancorp, Inc.................................       3,900          36,928
 *Abiomed, Inc.........................................      26,400         614,625
 *Able Telcom Holding Corp.............................      19,900          70,272
 *Ablest, Inc..........................................       2,100          11,812
 ABM Industries, Inc...................................      31,600         902,575
 *About.com, Inc.......................................      12,500         208,984
 Abrams Industries, Inc................................         200             750
 *Abraxas Petroleum Corp...............................       4,200          11,812
 *Acacia Research Corp.................................      25,600         499,200
 *Acceptance Insurance Companies, Inc..................      18,800          89,300
 *Access Worldwide Communications, Inc.................      12,400          10,850
 *Acclaim Entertainment, Inc...........................      69,800          62,166
 *Accredo Health, Inc..................................       9,600         385,800
 *Accrue Software, Inc.................................      32,000          71,000
 *Ace Cash Express, Inc................................      16,300         186,941
 *Ace Comm Corp........................................      14,700          43,870
 Aceto Corp............................................       6,000          56,625
 Ackerley Group, Inc...................................      36,800         315,100
 *Acme Communications, Inc.............................      13,000         112,937
 *Acme United Corp.....................................       5,300          16,231
 *Acorn Products, Inc..................................       5,300           3,395
 *ACT Manufacturing, Inc...............................      21,200         428,637
 *Actel Corp...........................................      22,800         517,987
 *Acterna Corp.........................................       7,083          59,541
 *Action Performance Companies, Inc....................      29,400          90,037
 *Actionpoint, Inc.....................................       5,600          17,675
 *Active Voice Corp....................................      13,800         268,669
 *Activision, Inc......................................      38,700         412,397
 *Actrade Financial Technologies, Ltd..................      13,400         270,512
 *Actuant Corp.........................................      29,200         105,850
 *Actuate Corp.........................................       6,800         137,912
 *ACTV, Inc............................................      43,000         286,219
 *Adac Laboratories....................................      33,066         606,554

                                                               SHARES        VALUE+
                                                               ------        ------

 *adam.com, Inc........................................       9,000    $     19,687
 Adams Resources & Energy, Inc.........................       5,400          68,175
 *Adaptive Broadband Corp..............................      22,000         155,031
 *ADE Corp.............................................      21,600         374,625
 *Adelphia Business Solutions, Inc.....................      23,700          77,395
 *Adept Technology, Inc................................      17,300         264,366
 *Administaff, Inc.....................................      32,200       1,096,732
 *Advance Lighting Technologies, Inc...................      35,400         262,181
 *Advance Paradigm, Inc................................      32,200       1,065,619
 *Advanced Aerodynamics & Structures, Inc..............       6,200           6,297
 *Advanced Digital Information Corp....................      15,600         230,587
 *Advanced Energy Industries, Inc......................      21,600         424,575
 *Advanced Magnetics, Inc..............................       9,400          22,325
 Advanced Marketing Services, Inc......................      19,500         347,344
 *Advanced Materials Group, Inc........................         237             207
 *Advanced Neuromodulation Systems, Inc................      11,000         258,156
 *Advanced Nutraceuticals, Inc.........................       2,800           1,225
 *Advanced Photonix, Inc. Class A......................      16,900          14,787
 *Advanced Polymer Systems, Inc........................      33,000          80,437
 *Advanced Radio Telecom Corp..........................      42,700          87,402
 *Advanced Technical Products, Inc.....................       3,600          25,875
 *Advanced Tissue Sciences, Inc........................      84,800         331,250
 Advanta Corp. Class A.................................      17,500         128,242
 Advanta Corp. Class B Non-Voting......................      27,500         162,852
 *Advantage Learning Systems, Inc......................      48,500         989,703
 Advest Group, Inc.....................................      12,800         420,000
 *Advo, Inc............................................      24,800       1,004,400
 *Aehr Test Systems....................................       8,200          41,000
 *AEP Industries, Inc..................................       9,700         401,034
 *Aeroflex, Inc........................................      51,250       1,065,039
 *Aerosonic Corp.......................................       5,600          56,000
 *Aerovox, Inc.........................................       6,500          16,859
 *Aetrium, Inc.........................................      15,400          67,616
 *Affiliated Managers Group, Inc.......................      13,600         600,950
 *Affinity Technology Group, Inc.......................      33,600          14,175
 *Aftermarket Technology Corp..........................      29,300          93,394
 *AG Services America, Inc.............................       8,200         102,500
 *Ag-Chem Equipment Co., Inc...........................       8,000         185,000
 Agco Corp.............................................      76,200         742,950
 *Agribrands International, Inc........................      10,900         476,875
 *Agritope, Inc........................................       2,040           9,881
 *AHL Services, Inc....................................      21,100         257,156
 *AHT Corp.............................................      14,200              14
 *Air Methods Corp.....................................      12,500          45,508
 Airborne Freight Corp.................................      23,100         219,450
 *Airgas, Inc..........................................      98,900         741,750
 *AirGate PCS, Inc.....................................       1,200          27,375
 *Airnet Systems, Inc..................................      14,500          53,469
 *Airtran Holdings, Inc................................     101,900         598,662
 *Akorn, Inc...........................................      30,400         143,450
 *Aksys, Ltd...........................................      18,000         261,000
 Alabama National Bancorporation.......................      14,100         304,912
 Alamo Group, Inc......................................       8,700         115,275
 *Alaris Medical, Inc..................................      69,400          26,025
 *Alaska Air Group, Inc................................      17,800         497,287

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Alaska Communications Systems Group, Inc.............      22,200    $    142,912
 *Albany International Corp. Class A...................      44,272         434,419
 *Alcide Corp..........................................       2,300          56,637
 *Aldila, Inc..........................................      13,900          25,411
 *Alexion Pharmaceuticals, Inc.........................       6,500         542,141
 Alfa Corp.............................................      53,600         991,600
 Alico, Inc............................................       9,100         152,425
 *All American Semiconductor, Inc......................       5,100          43,031
 *Allaire Corp.........................................      18,900         101,587
 *Allcity Insurance Co.................................         200           1,487
 Allegiant Bancorp, Inc................................       4,700          40,978
 Allen Organ Co. Class B...............................         800          44,600
 *Allen Telecom, Inc...................................      41,900         691,350
 Alliance Bancorp......................................      14,455         261,997
 *Alliance Gaming Corp.................................       8,265          50,365
 *Alliance Pharmaceuticals Corp........................      61,700         525,414
 *Alliance Semiconductor Corp..........................      37,100         483,459
 *Alliant Techsystems, Inc.............................      16,200         996,300
 *Allied Healthcare Products, Inc......................       6,700          20,205
 *Allied Holdings, Inc.................................      10,200          51,000
 *Allied Research Corp.................................       6,300          55,125
 *Allied Riser Communications..........................      37,600          62,275
 *Allin Communications Corp............................       7,800          13,406
 *Allou Health & Beauty Care, Inc. Class A.............       7,100          25,737
 *Allscripts, Inc......................................      10,400         112,450
 *Alltrista Corp.......................................       8,100          86,569
 *Almost Family, Inc...................................       1,600           5,400
 *Alpha Technologies Group, Inc........................      10,000          76,875
 *Alphanet Solutions, Inc..............................       6,900          15,741
 *Alpine Group, Inc....................................      22,200          86,025
 *Alteon, Inc..........................................      16,200          89,100
 *Alterra Healthcare Corp..............................      28,700          59,194
 *Altris Software, Inc.................................       2,402           2,890
 *Alysis Technologies, Inc.............................       2,000           2,156
 Ambanc Holding Co., Inc...............................       8,300         132,281
 *Ambassadors, Inc.....................................      11,700         196,341
 *AMBI, Inc............................................      42,500          39,844
 *AMC Entertainment, Inc...............................      29,100          61,837
 Amcast Industrial Corp................................      11,900         146,519
 Amcol International Corp..............................      37,700         240,337
 Amcore Financial, Inc.................................      38,000         756,437
 *Amedisys, Inc........................................       1,400           5,162
 *Amerco, Inc..........................................      30,500         571,875
 *America Services Group, Inc..........................       4,600         105,656
 *America West Holdings Corp.
   Class B.............................................     236,900       2,206,131
 *American Aircarriers Support, Inc....................       7,200           4,050
 American Bancorporation Ohio..........................       4,900          49,612
 American Bank of Connecticut..........................       4,900          94,631
 American Biltrite, Inc................................       4,500          65,812
 American Business Financial Services, Inc.............       5,300          32,877
 American Capital Strategies, Ltd......................      22,200         468,975
 *American Claims Evaluation, Inc......................       1,000           2,250
 *American Classic Voyages Co..........................      35,900         468,944
 *American Coin Merchandising, Inc.....................       7,800          19,987
 *American Dental Partners, Inc........................       7,800          63,131
 *American Eagle Outfitters, Inc.......................      16,200         713,306
 *American Ecology Corp................................      15,750          40,113

                                                               SHARES        VALUE+
                                                               ------        ------

 *American Freightways Corp............................      51,800    $  1,442,306
 American Greetings Corp. Class A......................      46,900         430,894
 *American Healthcorp, Inc.............................      12,300          98,784
 *American Home Mortgage Holdings, Inc.................       7,800          33,637
 *American Homestar Corp...............................      17,530           6,848
 *American Indemnity Financial Escrow..................         800             800
 American International Group, Inc.....................       7,395         716,853
 *American Italian Pasta Co............................      29,800         679,812
 *American Locker Group, Inc...........................         300           1,894
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400               0
 *American Medical Security Group, Inc.................      19,500         106,031
 *American Medical Technologies, Inc...................       5,100           5,180
 *American Pacific Corp................................      10,800          52,312
 *American Physicians Services Group, Inc..............       2,200           3,609
 *American Retirement Corp.............................      24,500          94,325
 *American Science & Engineering, Inc..................       6,500          34,125
 *American Shared Hospital Services....................       5,600          11,200
 *American Skiing Co...................................      20,400          48,450
 *American Software, Inc. Class A......................      29,600          57,812
 American States Water Company.........................      15,900         535,631
 *American Superconductor Corp.........................      18,300         431,194
 *American Technical Ceramics Corp.....................      12,000         114,000
 American Vanguard Corp................................         189           1,843
 *American Wagering, Inc...............................      11,800           5,531
 American Woodmark Corp................................      10,400         154,700
 Americana Bancorp, Inc................................       2,712          30,764
 *Amerihost Properties, Inc............................       6,400          18,800
 *Ameripath, Inc.......................................      34,700         576,887
 *Ameristar Casinos, Inc...............................      22,300         126,831
 Ameron, Inc...........................................       5,100         174,675
 AmerUs Group Co.......................................      25,644         748,484
 *Ames Department Stores, Inc..........................      47,500          95,742
 Ametek, Inc...........................................      59,800       1,360,450
 *Amistar Corp.........................................       1,600           4,100
 *AML Communications, Inc..............................       9,500          17,219
 Ampco-Pittsburgh Corp.................................      11,900         129,412
 *Ampex Corp. Class A..................................      65,400          40,875
 Amplicon, Inc.........................................      15,600         164,775
 *Amrep Corp...........................................       8,300          38,387
 *Amresco, Inc.........................................      10,460          21,574
 *Amsurg Corp. Class A.................................         589           9,682
 *Amsurg Corp. Class B.................................       6,200          88,544
 *Amtran, Inc..........................................      18,700         272,903
 Amwest Insurance Group, Inc...........................       3,894           9,492
 *Amylin Pharmaceuticals, Inc..........................      42,800         469,462
 *Anacomp, Inc.........................................      21,200           3,074
 *Anadigics, Inc.......................................      15,700         250,709
 Analogic Corp.........................................      16,600         579,444
 Analysts International Corp...........................      37,700         189,089
 *Analytical Surveys, Inc..............................      12,300           6,342
 *Anaren Microwave, Inc................................      16,800         637,875
 Anchor Bancorp Wisconsin, Inc.........................      37,100         555,341
 *Anchor Gaming, Inc...................................      24,000         907,500
 Andersons, Inc........................................       8,200          72,006
 Andover Bancorp, Inc..................................       8,700         258,553

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Andrea Electronics Corp..............................      22,100    $     72,709
 *Angeion Corp.........................................       4,300           2,217
 Angelica Corp.........................................      10,200          96,900
 *Anicom, Inc..........................................      30,300          24,619
 *Anika Therapeutics, Inc..............................      12,700          14,486
 *Ann Taylor Stores Corp...............................      10,200         211,650
 *Ansoft Corp..........................................      16,100         126,787
 *AnswerThink Consulting Group, Inc....................      39,400         218,547
 *Ansys, Inc...........................................      25,700         261,016
 *Antec Corp...........................................      25,200         205,537
 *Anthony and Sylvan Pools Corp........................       2,575          21,245
 *Antigenics, Inc......................................       3,709          44,624
 *APA Optics, Inc......................................      10,800          62,437
 *APAC Teleservices, Inc...............................      88,900         276,423
 *Aphton Corp..........................................      23,000         521,812
 Apogee Enterprises, Inc...............................      40,100         189,848
 Applebees International, Inc..........................      13,700         452,528
 *Applica, Inc.........................................      34,400         150,500
 *Applied Digital Solutions, Inc.......................      77,500         124,727
 *Applied Extrusion Technologies, Inc..................      18,900          46,659
 *Applied Films Corp...................................       6,800         170,000
 *Applied Graphics Technologies, Inc...................      32,600          84,556
 *Applied Imaging Corp.................................      16,200          56,700
 Applied Industrial Technologies, Inc..................      28,900         512,975
 *Applied Innovation, Inc..............................      25,000         242,187
 *Applied Microsystems Corp............................      10,400          34,775
 *Applied Science & Technology, Inc....................      21,500         245,906
 Applied Signal Technologies, Inc......................      13,400          73,700
 *AppliedTheory Corporation............................      15,900          17,391
 *Applix, Inc..........................................      19,200          54,000
 *Apria Healthcare Group, Inc..........................      25,000         585,937
 *Apropos Technology, Inc..............................      12,000          66,375
 *Aradigm Corp.........................................      28,700         438,572
 *Arch Capital Group Ltd...............................      20,500         305,578
 Arch Chemicals, Inc...................................      31,500         567,000
 Arch Coal, Inc........................................      51,800         527,712
 *Arch Wireless, Inc...................................      75,366          83,609
 Arctic Cat, Inc.......................................      25,100         289,434
 Area Bancshares Corp..................................      22,800         475,237
 Argonaut Group, Inc...................................      31,000         558,000
 *Argonaut Technologoes, Inc...........................       7,100          76,991
 *Argosy Gaming Corp...................................      45,400         749,100
 *Arguss Holdings, Inc.................................      20,000         246,250
 *ARI Network Services, Inc............................       8,000          15,750
 *Ariad Pharmaceuticals, Inc...........................      43,000         318,469
 *Ariel Corp...........................................      21,100          23,078
 *ARIS Corp............................................      17,100          29,925
 *Ark Restaurants Corp.................................       2,700          18,394
 *Arkansas Best Corp...................................      31,600         465,112
 *Armor Holdings, Inc..................................      34,400         543,950
 Armstrong Holdings, Inc...............................      35,700          33,469
 Arnold Industries, Inc................................      38,500         725,484
 *Aronex Pharmaceuticals, Inc..........................      36,700         184,647
 *Arqule, Inc..........................................      21,700         517,409
 *Arrhythmia Research Technology, Inc..................       1,800           3,150
 Arrow Financial Corp..................................       9,500         158,234
 Arrow International, Inc..............................      30,900       1,146,197
 *Artesyn Technologies, Inc............................      44,700       1,533,769
 *Arthrocare Corp......................................      19,600         321,562
 *Artificial Life, Inc.................................       1,200           9,150
 *Artisan Components, Inc..............................      23,000         155,250

                                                               SHARES        VALUE+
                                                               ------        ------

 *Artisoft, Inc........................................      24,900    $    109,327
 *Arts Way Manufacturing Co., Inc......................         200             644
 Arvinmeritor, Inc.....................................      23,100         304,631
 *Asante Technologies, Inc.............................       7,200           6,412
 ASB Financial Corp....................................       1,000           9,656
 *Ascent Assurance, Inc................................         109             170
 *Ashworth, Inc........................................      21,500         151,172
 *ASI Solutions, Inc...................................       9,300         122,644
 *Ask Jeeves, Inc......................................       2,500          22,148
 *Aspect Medical Systems, Inc..........................       5,000          43,125
 *Aspen Technology, Inc................................      28,600         681,931
 *Aspeon, Inc..........................................      14,100          21,150
 Associated Materials, Inc.............................       6,900         101,775
 Astea International, Inc..............................      18,500          12,430
 *Astec Industries, Inc................................      27,200         298,350
 Astro-Med, Inc........................................       4,500          19,406
 *Astronics Corp.......................................       6,200          69,362
 *Astronics Corp.......................................         620           6,936
 *AstroPower, Inc......................................      17,100         496,434
 *ASV, Inc.............................................      13,100         131,000
 *Asyst Technologies, Inc..............................      29,000         314,469
 *ATG, Inc.............................................      16,200          18,984
 *Athey Products Corp..................................       2,940             781
 *Atlanta Sosnoff Capital Corp.........................       7,700          79,887
 *Atlantic American Corp...............................      21,100          40,552
 *Atlantic Coast Airlines, Inc.........................      28,000       1,188,250
 *Atlantic Data Services, Inc..........................      18,700          52,009
 *Atlantic Premium Brands, Ltd.........................       2,000           2,375
 *Atlantis Plastics, Inc...............................       3,300          12,581
 *ATMI, Inc............................................      26,700         412,181
 Atmos Energy Corp.....................................      45,900       1,153,237
 *Atrion Corp..........................................       2,700          32,737
 *Atrix Labs, Inc......................................      18,400         312,800
 *ATS Medical, Inc.....................................      35,000         447,344
 *Atwood Oceanics, Inc.................................      22,100         697,531
 *Audiovox Corp. Class A...............................      45,800         435,100
 *August Technology Corp...............................      14,800         169,275
 *Ault, Inc............................................       7,100          44,819
 *Aura Systems, Inc....................................       5,295           2,065
 *Aurora Biosciences Corp..............................       6,300         201,403
 *Aurora Foods, Inc....................................      84,700         206,456
 *Auspex Systems, Inc..................................      47,800         293,522
 *Autobond Acceptance Corp.............................       5,900             885
 *autobytel.com, Inc...................................      20,000          49,687
 *Autoimmune, Inc......................................      19,200          34,500
 *Autologic Information International, Inc.............       2,300           5,427
 *Autote Corp. Class A.................................      59,058         194,891
 *Avalon Holding Corp. Class A.........................       1,550           4,069
 *Avant Corp...........................................      62,800         991,062
 *Avant Immunotherapeutics, Inc........................      72,200         575,344
 *Avatar Holdings, Inc.................................       9,100         186,550
 Avert, Inc............................................       5,800          79,025
 *Avi Biopharma, Inc...................................      24,800         148,800
 *Aviall, Inc..........................................      27,600         139,725
 *Aviation Sales Co....................................      25,542          76,626
 *Avid Technology, Inc.................................      39,600         716,512
 *Avigen, Inc..........................................      27,100         934,950
 *Aviron...............................................      23,500       1,246,234
 *Avis Group Holdings, Inc.............................      43,600       1,403,375
 *AVT Corporation......................................      46,300         232,947

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Avteam, Inc. Class A.................................      12,800    $      5,600
 *Aware, Inc...........................................      12,000         233,625
 *Axent Technologies, Inc..............................      41,220         730,367
 *AXS-One, Inc.........................................      34,700          30,362
 *Axsys Technologies, Inc..............................       6,400         157,600
 *AXT, Inc.............................................      24,200         726,756
 *Axys Pharmaceuticals, Inc............................      59,200         238,650
 *Aztar Corp...........................................      62,500         906,250
 AZZ, Inc..............................................       7,200         121,500
 *Bacou USA, Inc.......................................      24,900         605,381
 Badger Meter, Inc.....................................       3,200          75,600
 *Badger Paper Mills, Inc..............................       1,000           2,750
 Bairnco Corp..........................................       9,700          75,175
 Baker (J.), Inc.......................................      20,800          87,750
 *Baker (Michael) Corp.................................       7,900          63,200
 *Balanced Care Corp...................................       5,300           2,319
 Balchem Corp..........................................       5,000          61,875
 Baldor Electric Co....................................      47,233       1,015,509
 Baldwin & Lyons, Inc. Class B.........................      14,700         276,544
 *Baldwin Piano & Organ Co.............................       1,300           4,997
 *Baldwin Technology, Inc. Class A.....................      13,500          16,875
 *Ballantyne Omaha, Inc................................      17,200          11,825
 *Bally Total Fitness Holding Corp.....................      35,900       1,005,200
 *Baltek Corp..........................................       1,500          11,062
 Bancfirst Ohio Corp...................................      10,290         154,993
 *Bancinsurance Corp...................................       7,800          35,100
 Bancorp Connecticut, Inc..............................       6,700          86,681
 BancorpSouth, Inc.....................................      19,137         233,232
 Bandag, Inc...........................................      14,500         553,719
 Bandag, Inc. Class A..................................      12,300         393,600
 Bangor Hydro-Electric Co..............................       9,500         238,094
 Bank of Granite Corp..................................      14,800         301,550
 Bank of The Ozarks....................................       3,800          40,494
 *Bank Plus Corp.......................................      27,700          90,458
 *Bank United Financial Corp. Class A..................      28,800         196,200
 Bank West Financial Corp..............................       2,600          18,687
 BankAtlantic Bancorp, Inc. Class A....................      11,285          41,613
 BankFirst Corp........................................      16,700         248,934
 *Bankrate, Inc........................................       7,000           5,797
 Banner Corp...........................................      17,160         226,834
 Banta Corp............................................      35,900         821,212
 Barnes Group, Inc.....................................      25,700         486,694
 *barnesandnoble.com, inc..............................      17,712          44,559
 Barnwell Industries, Inc..............................         400           6,925
 *Barra, Inc...........................................      18,200       1,041,381
 *Barrett Business Services, Inc.......................      10,000          41,875
 *Barringer Technologies, Inc..........................      11,200         100,100
 *Barrister Information Systems Corp...................      11,800           7,375
 *Barry (R.G.) Corp....................................      12,000          27,750
 *Base Ten Systems, Inc................................       1,720             296
 *Basin Exploration, Inc...............................      29,600         587,375
 Bassett Furniture Industries, Inc.....................      16,600         191,419
 *Battle Mountain Gold Co..............................     162,670         254,172
 Bay State Bancorp, Inc................................       1,400          37,625
 Bay View Capital Corp.................................      52,100         407,031
 *Baycorp Holdings, Ltd................................      13,200         103,950
 *Bayou Steel Corp. Class A............................      13,500          12,656
 *BCT International, Inc...............................       2,700           4,050
 *Be Aerospace, Inc....................................      40,300         560,422
 *Beazer Homes USA, Inc................................      11,500         360,094
 *Bebe Stores, Inc.....................................      39,300         789,684

                                                               SHARES        VALUE+
                                                               ------        ------

 *BEI Electronics, Inc.................................       7,600    $     13,537
 BEI Technologies, Inc.................................      22,400         267,400
 *Bel Fuse, Inc. Class A...............................       3,300         111,581
 Bel Fuse, Inc. Class B................................       5,250         173,906
 *Belco Oil & Gas Corp.................................      45,500         389,594
 Belden, Inc...........................................      36,500         803,000
 *Bell and Howell Co...................................      23,300         407,750
 Bell Industries, Inc..................................      11,900          29,750
 *Bell Microproducts, Inc..............................      23,100         432,403
 *Bellwether Exploration Co............................      22,200         140,137
 *Benchmark Electronics, Inc...........................      20,800         600,600
 *Benihana, Inc........................................       1,000          11,250
 *Bentley Pharmaceuticals, Inc.........................      20,460         143,220
 *Benton Oil & Gas Co..................................      40,500          63,281
 Bergen Brunswig Corp. Class A.........................     109,400       1,647,837
 Berkley (W.R.) Corp...................................      37,200       1,335,712
 *Berlitz International, Inc...........................       5,200          39,650
 Berry Petroleum Corp. Class A.........................      33,800         519,675
 *Bethlehem Steel Corp.................................     118,700         267,075
 *Beverly Enterprises..................................     141,800         779,900
 *Beyond.com Corp......................................      47,100          12,511
 BHA Group Holdings, Inc. Class A......................       8,400         133,087
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       6,400          14,800
 Big Dog Holdings, Inc.................................       1,500           6,469
 *Billing Information Concepts Corp....................      58,200         157,322
 Bindley Western Industries, Inc.......................      33,821       1,065,362
 *BindView Development Corp............................      42,600         325,491
 *Bio Technology General Corp..........................      78,300         529,748
 *Bio Vascular, Inc....................................      12,600          50,400
 *Bioanalytical Systems, Inc...........................       4,900          11,637
 *Biocryst Pharmaceuticals, Inc........................      24,200         201,919
 *Bio-Logic Systems Corp...............................       5,200          19,825
 *BioMarin Pharmaceutical, Inc.........................       3,000          29,156
 *Biomatrix, Inc.......................................      37,600         756,700
 *Bionova Holdings Corp................................       8,170           8,681
 *Bionx Implants, Inc..................................      13,900          30,406
 *Bio-Plexus, Inc......................................       2,700           3,459
 *Biopure Corporation..................................       3,500          78,641
 *Bio-Rad Laboratories, Inc. Class A...................      16,600         547,800
 *BioReliance Corp.....................................       7,500          90,469
 *Biosite Diagnostics, Inc.............................      23,100         862,641
 *Biosource International, Inc.........................      13,500         195,750
 *Biospecifics Technologies Corp.......................       5,800          11,691
 *Biospherics, Inc.....................................      17,000          83,406
 *BioTransplant, Inc...................................      18,700         170,637
 *Birmingham Steel Corp................................      46,400          58,000
 *Bitstream, Inc.......................................      12,800          25,200
 *Bitwise Designs, Inc.................................      13,500          67,078
 *Black Hawk Gaming & Development, Inc.................       3,600          24,919
 Black Hills Corp......................................      33,000       1,126,125
 Blair Corp............................................      12,000         255,000
 Blanch (E.W.) Holdings, Inc...........................      20,600         315,437
 *BLC Financial Services, Inc..........................       5,000          17,187
 Block Drug Co., Inc. Class A..........................      18,100         954,209
 *Blonder Tongue Laboratories, Inc.....................       9,800          37,975
 *Blount International, Inc............................      24,000         201,000
 *Blue Rhino Corp......................................      15,400          52,456
 *Blue Wave Systems, Inc...............................      25,300          98,828
 *Bluegreen Corp.......................................      31,965          67,926

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Bluestone Software, Inc..............................       1,500    $     23,719
 BMC Industries, Inc...................................      43,800         219,000
 Bob Evans Farms, Inc..................................      51,700       1,055,003
 *Boca Resorts, Inc....................................      58,700         898,844
 *Bogen Communications International, Inc..............      12,500          59,766
 *Bolder Technologies Corp.............................      20,400          70,125
 *Bolt Technology Corp.................................       7,000          26,250
 *Bombay Co., Inc......................................      47,200         115,050
 *Bone Care International, Inc.........................      10,350         241,608
 *Bontex, Inc..........................................         200             356
 *Bon-Ton Stores, Inc..................................      15,600          45,825
 *Books-a-Million, Inc.................................      25,000          66,016
 *Boron, Lepore and Associates, Inc....................      18,900         181,912
 Boston Acoustics, Inc.................................       7,400         108,456
 *Boston Beer Company, Inc. Class A....................      21,200         170,925
 *Boston Biomedical, Inc...............................       8,200          19,475
 *Boston Communications Group, Inc.....................      26,800         551,912
 Boston Private Financial Holdings, Inc................      18,700         314,394
 Bostonfed Bancorp, Inc................................       6,900         129,375
 *Bottomline Technologies, Inc.........................       9,800         170,275
 *Boundless Corp.......................................       5,100          12,750
 Bowne & Co., Inc......................................      62,600         504,712
 *Boyd Gaming Corp.....................................     108,000         418,500
 *Boyds Collection, Ltd................................     100,000         850,000
 *Bradlees, Inc........................................       8,800           8,662
 *Bradley Pharmaceuticals, Inc.
   Class A.............................................       8,200          10,762
 Brady (W.H.) Co. Class A..............................      26,500         760,219
 *Brass Eagle, Inc.....................................       9,300          47,081
 *Braun Consulting, Inc................................      18,100          91,631
 *Breed Technologies, Inc..............................      36,800           1,380
 Brenton Banks, Inc....................................      28,500         371,391
 Bridgford Foods Corp..................................      14,100         178,012
 *Brigham Exploration Co...............................      14,500          52,562
 *Bright Horizons Family Solutions, Inc................       6,600         185,625
 *Brightpoint, Inc.....................................     111,200         602,912
 *BrightStar Information Technology Group, Inc.........      15,000          12,656
 *Brilliant Digital Entertainment, Inc.................      27,600          43,125
 *Brio Technology, Inc.................................      26,600         110,141
 *Britesmile, Inc......................................      30,100         138,272
 *Broadview Media, Inc.................................         200             331
 Brookline Bancorp, Inc................................      38,800         421,950
 *Brooks Automation, Inc...............................      10,400         235,625
 *Brookstone, Inc......................................      12,500         158,203
 *Brooktrout Technology, Inc...........................      18,300         190,434
 *Brown & Sharpe Manufacturing Co. Class A.............      20,600         100,425
 *Brown (Tom), Inc.....................................      40,400       1,080,700
 Brown and Brown, Inc..................................      35,000       1,106,875
 Brown Shoe Company, Inc...............................      27,300         291,769
 Brush Wellman, Inc....................................      23,100         441,787
 Bryn Mawr Bank Corp...................................         800          16,675
 BSB Bancorp, Inc......................................      13,100         180,534
 *BTG, Inc.............................................      11,800          77,437
 *BTU International, Inc...............................      11,000          92,469
 *Buca, Inc............................................       6,700         106,153
 *Buckeye Technology, Inc..............................      49,900         629,987
 *Buckhead America Corp................................         900           3,825

                                                               SHARES        VALUE+
                                                               ------        ------

 *Buckle, Inc..........................................      33,900    $    603,844
 *Budget Group, Inc....................................      44,200          74,587
 *Building Materials Holding Corp......................      16,500         131,742
 *Bull Run Corp. GA....................................      50,200          95,694
 Burlington Coat Factory Warehouse Corp................      63,280         858,235
 *Burlington Industries, Inc...........................      54,000          70,875
 Bush Industries, Inc. Class A.........................      14,200         178,387
 *Butler International, Inc............................      12,300          65,344
 Butler Manufacturing Co...............................       7,600         185,250
 *BWAY Corp............................................      14,800          64,750
 *BYL Bancorp..........................................       3,800          53,319
 C & D Technologies, Inc...............................       4,000         163,000
 *C.P. Clare Corp......................................      14,700          66,150
 *Cable Design Techologies Corp........................      34,087         511,305
 Cabot Oil & Gas Corp. Class A.........................      46,300         920,212
 *Cache, Inc...........................................      13,600          38,462
 *Caci International, Inc. Class A.....................      18,900         419,344
 *Cadiz, Inc...........................................      56,500         433,461
 Cadmus Communications Corp............................      11,700          82,266
 Cagle's, Inc. Class A.................................       2,000          20,000
 *CAIS Internet, Inc...................................      23,000          23,359
 *Cal Dive International, Inc..........................      37,200         728,887
 Calgon Carbon Corp....................................      61,300         344,812
 *Caliber Learning Network, Inc........................      13,600          21,250
 *Calico Commerce, Inc.................................       5,121           8,162
 *California Amplifier, Inc............................      21,200         293,487
 *California Coastal Communities, Inc..................      10,600          44,387
 *California Micro Devices Corp........................      16,800         129,675
 California Water Service Group........................      18,100         487,569
 *Callon Petroleum Co..................................      17,100         240,469
 *Calloways Nursery, Inc...............................       1,200           1,706
 Cal-Maine Foods, Inc..................................      12,400          52,312
 *Calton, Inc..........................................       7,180          24,232
 *CAM Commerce Solutions, Inc..........................       4,700          16,891
 *Cambridge Heart, Inc.................................      23,400          76,781
 *Cambridge Technology Partners, Inc...................      50,400         118,912
 Camco Financial Corp..................................       6,316          55,462
 Cameron Financial Corp................................       1,300          26,487
 *Candela Laser Corp...................................      22,700         139,747
 *Candies, Inc.........................................      17,200          12,362
 *Candlewood Hotel Co., Inc............................       1,500           4,078
 *Cannon Express, Inc. Class A.........................         900             844
 *Cannondale Corp......................................      12,000          43,500
 *Cantel Industries, Inc. Class B......................       5,700          48,450
 *Canterbury Information Technology, Inc...............      16,700          66,800
 *Capital Corp. of the West............................       4,100          47,150
 *Capital Crossing Bank................................       9,300          83,119
 *Capital Pacific Holdings, Inc........................      12,300          36,900
 *Capital Senior Living Corp...........................      27,600          67,275
 Capital Southwest Corp................................         300          15,375
 Capitol Bancorp, Ltd..................................       8,564          87,246
 Capitol Transamerica Corp.............................      14,600         174,287
 *Caprius, Inc.........................................         548              90
 *CapRock Communications Corp..........................      18,000          91,687
 Caraustar Industries, Inc.............................      37,800         341,381
 *Carbide/Graphite Group, Inc..........................      11,300          28,250
 Carbo Ceramics, Inc...................................      20,500         533,000
 *Cardiac Pathways Corp................................       2,000           7,656
 *Cardima, Inc.........................................      21,200           8,612

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *CardioDynamics International Corp....................      35,600    $    154,637
 *Cardiotech International, Inc........................       9,200          12,650
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................      23,400         840,206
 *CareerEngine Network, Inc............................       7,000          12,031
 *CareMatrix Corp......................................         877             395
 *Carlyle Industries, Inc..............................       2,458             688
 Carpenter Technology Corp.............................      35,100       1,164,881
 *Carreker-Antinori, Inc...............................      29,700         684,028
 *Carriage Services, Inc. Class A......................      19,800          29,700
 *Carrier Access Corp..................................      16,800         117,075
 *Carrington Laboratories, Inc.........................      12,300          13,261
 *Carrizo Oil & Gas, Inc...............................      14,100         114,122
 Carter-Wallace, Inc...................................      43,800       1,316,737
 Cascade Corp..........................................      16,000         257,000
 Cascade Natural Gas Corp..............................      17,700         309,750
 *Casella Waste Systems, Inc. Class A..................      37,169         140,545
 Casey's General Stores, Inc...........................      74,300         866,059
 Cash America International, Inc.......................      37,200         158,100
 *Casino Data Systems..................................      29,600         160,025
 Castle (A.M.) & Co....................................      20,337         212,267
 *Castle Dental Centers, Inc...........................       6,900           2,264
 Castle Energy Corp....................................       7,300          49,275
 *Catalina Lighting, Inc...............................       8,800          20,350
 *Catalyst International, Inc..........................      13,000          52,000
 *Catalytica, Inc......................................      48,900         576,103
 *Catapult Communications Corp.........................       6,600          84,150
 Cathay Bancorp, Inc...................................       7,400         383,644
 Cato Corp. Class A....................................      31,100         425,681
 Cavalier Homes, Inc...................................      21,460          18,777
 *CB Richard Ellis Services, Inc.......................      30,900         465,431
 CBRL Group, Inc.......................................      57,500       1,245,234
 *CCA Industries, Inc..................................       4,300           2,889
 CCBT Financial Companies, Inc.........................      11,100         200,841
 *CCC Information Services Group, Inc..................      36,600         306,525
 *C-COR Electronics, Inc...............................      20,700         225,759
 *CD Warehouse, Inc....................................       3,300           2,217
 *CD&L, Inc............................................       7,300           4,106
 *CDI Corp.............................................      32,900         493,500
 *Cec Entertainment Inc................................      10,800         360,450
 *Celadon Group, Inc...................................      12,500          50,781
 *Celebrity, Inc.......................................       1,300             968
 *Celeris Corporation..................................       4,000           5,125
 *Celeritek, Inc.......................................      18,700         669,109
 *Cell Genesys, Inc....................................      30,252         600,313
 *Cell Pathways, Inc...................................       4,829          25,654
 *Cell Therapeutics, Inc...............................       8,500         359,922
 *Cellegy Pharmaceuticals, Inc.........................      16,900         111,962
 *Cellstar Corp........................................      84,200         140,772
 *Cellular Technical Services..........................       3,100          11,577
 *Cel-Sci Corp.........................................       5,500           8,855
 Cenit Bancorp, Inc....................................       6,100          70,912
 *Centennial Bancorp...................................      29,876         199,329
 *Centennial Technologies Inc..........................         196           2,989
 *CenterSpan Communication Corp........................       7,900          64,928
 Centex Construction Products, Inc.....................      27,100         643,625
 Central Bancorp, Inc..................................       2,400          38,250
 *Central Garden & Pet Co..............................      30,500         260,203
 Central Parking Corp..................................      33,000         523,875
 Central Vermont Public Service Corp...................      18,300         208,162
 Centura Banks, Inc....................................       2,470         104,049

                                                               SHARES        VALUE+
                                                               ------        ------

 Century Aluminum Co...................................      28,500    $    203,953
 Century Bancorp Income Class A........................       1,000          14,125
 *Century Business Services, Inc.......................      99,500         104,164
 Century South Banks, Inc..............................      17,900         390,444
 *Ceradyne, Inc........................................      13,200         101,887
 Cerberonics, Inc. Class A.............................         200             762
 *Ceres Group, Inc.....................................      16,000          94,000
 *Cerus Corp...........................................      16,600         990,812
 *CFM Technologies, Inc................................      11,000          54,312
 CFS Bancorp, Inc......................................      17,700         185,297
 CFW Communications Co.................................      21,000         395,062
 CH Energy Group, Inc..................................      27,000       1,100,250
 *Chad Therapeutics....................................      10,000           6,875
 *Champion Enterprises, Inc............................      83,300         260,312
 Champion Industries, Inc..............................      13,174          29,230
 *Championship Auto Racing Teams, Inc..................      21,200         471,700
 *Champps Entertainment, Inc...........................      18,000         143,719
 *Channell Commercial Corp.............................       6,300          45,478
 *Charles and Colvard, Ltd.............................      11,000          15,125
 *Charles River Associates, Inc........................      12,200         115,137
 *Charlotte Russe Holding, Inc.........................       2,800          45,850
 *Charming Shoppes, Inc................................     141,400         804,212
 *Chart House Enterprises, Inc.........................      15,000          68,437
 *Chart Industries, Inc................................      33,625         155,516
 *Charter Federal Savings Bank (Escrow)................       2,100               0
 Chase Corp............................................       4,100          39,462
 *Chase Industries, Inc................................      11,800          91,450
 *Chattem, Inc.........................................      14,200          68,781
 *Chaus (Bernard), Inc.................................      11,100           4,565
 *Cheap Tickets, Inc...................................       8,000          57,375
 *Check Technology Corp................................       8,000          29,750
 *Checkers Drive-In Restaurant, Inc....................       8,534          34,403
 *Checkpoint System, Inc...............................      42,300         348,975
 *Cheesecake Factory, Inc..............................      18,975         818,890
 Chemed Corp...........................................      13,500         464,062
 Chemfirst, Inc........................................      24,500         496,125
 Chemical Financial Corp...............................      20,770         419,943
 *Cherokee, Inc........................................      11,900         111,191
 *Chesapeake Biological Laboratories, Inc. Class A.....       6,400          28,500
 Chesapeake Corp.......................................      26,500         443,875
 *Chesapeake Energy Corp...............................     118,570         689,188
 Chesapeake Utilities Corp.............................       8,200         152,725
 Chester Valley Bancorp................................         498           8,482
 Chicago Rivet & Machine Co............................         200           3,587
 *Chicos Fas, Inc......................................      27,900         680,062
 *Children's Comprehensive Services, Inc...............      10,050          32,034
 *Children's Place Retail Stores, Inc..................      41,400       1,098,394
 *Childtime Learning Centers, Inc......................       6,500          38,391
 *Chiquita Brands International, Inc...................      94,285         159,106
 Chittenden Corp.......................................      23,659         635,836
 *Choice Hotels International, Inc.....................       7,800          91,162
 *Cholestech Corp......................................      19,200         111,600
 *Christopher & Banks Corp.............................      16,300         490,528
 *ChromaVision Medical Systems, Inc....................      30,800         144,375
 *Chromcraft Revington, Inc............................      12,600          92,925
 *Chronimed, Inc.......................................      19,400         142,469
 Church & Dwight Co., Inc..............................      50,500       1,069,969

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Churchill Downs, Inc..................................      15,800    $    451,287
 *Chyron Corp..........................................      48,600          94,162
 *Ciber, Inc...........................................      32,200         181,125
 CICOR International, Inc..............................      10,050          99,244
 *CIDCO, Inc...........................................      23,100          37,177
 *Cima Laboratories, Inc...............................      15,200         817,475
 *Ciprico, Inc.........................................       6,400          53,800
 *Circuit City Stores, Inc. (Carmax Group).............      41,100         164,400
 *Circuit Systems, Inc.................................       2,600             715
 *Citadel Communications Corp..........................      23,600         240,425
 *Citadel Holding Corp. Class A........................       4,240          12,455
 *Citation Holding Corp. Class B.......................       1,060           3,246
 *Citizens, Inc. Class A...............................      31,236         191,324
 City Holding Co.......................................      23,686         140,636
 *Civic Bancorp........................................       6,000          93,750
 CKE Restaurants, Inc..................................      55,500         135,281
 Clarcor, Inc..........................................      38,800         693,550
 *Clarent Corp.........................................       6,506          78,885
 *Clark (Dick) Productions, Inc........................       3,880          49,359
 *Clark/Bardes Holdings, Inc...........................      11,300         117,944
 *Clarus Corporation...................................       9,600          73,950
 *Classic Communications, Inc. Class A.................       4,000          14,250
 *Clean Harbors, Inc...................................      12,400          23,056
 Cleveland Cliffs, Inc.................................      16,800         332,850
 *click2learn.com, Inc.................................      21,300         216,328
 *ClickAction, Inc.....................................      17,900         106,561
 *Clintrials Research, Inc.............................      20,750         113,477
 *Closure Medical Corp.................................      21,500         618,797
 *CMI Corp. Class A....................................      17,800          28,925
 CNA Surety Corp.......................................      47,900         562,825
 CNBT Bancshares, Inc..................................       6,400         114,200
 *CNS, Inc.............................................      23,100          74,353
 Coachmen Industries, Inc..............................      22,500         192,656
 *Coast Dental Services, Inc...........................       8,300          11,412
 *Coast Distribution System............................       4,000           3,500
 Coastal Bancorp, Inc..................................       8,200         155,544
 *Coastcast Corp.......................................      12,300         212,944
 *Cobalt Group, Inc....................................      21,900          54,066
 *Cobra Electronic Corp................................       6,100          34,503
 Coca-Cola Bottling Co. Consolidated...................       9,000         307,406
 *Coeur d'Alene Mines Corp. ID.........................      39,500          44,437
 *Cognitronics Corp....................................       3,750          36,300
 *Cognizant Technology Solutions Corp..................       2,100          78,094
 *Cohesion Technologies, Inc...........................      11,500          63,969
 Cohu, Inc.............................................      32,400         463,725
 *Coinstar, Inc........................................      26,100         315,647
 Cold Metal Products, Inc..............................       3,500           6,453
 *Coldwater Creek, Inc.................................      16,600         416,556
 *Cole (Kenneth) Productions, Inc. Class A.............       9,750         431,437
 Cole National Corp. Class A...........................      21,700         191,231
 *Collagenex Pharmaceuticals, Inc......................      12,200          49,562
 *Collateral Therapeutics, Inc.........................      17,300         505,484
 *Collins & Aikman Corp................................      75,300         272,962
 Collins Industries, Inc...............................      11,200          37,100
 Colorado Business Bankshares, Inc.....................       5,700          94,050
 *Colorado Medtech, Inc................................      19,600          94,937
 *Columbia Banking System, Inc.........................      18,722         234,025
 *Columbia Laboratories, Inc...........................      41,800         161,975

                                                               SHARES        VALUE+
                                                               ------        ------

 *Columbia Sportswear Co...............................      31,300    $  1,296,016
 *Columbus Energy Corp.................................       4,800          39,600
 Columbus McKinnon Corp................................      20,800         209,950
 *Com21, Inc...........................................      35,500         227,422
 *Comarco, Inc.........................................       6,600         118,800
 *Comdial Corp.........................................      15,200          27,075
 *Comforce Corp........................................      13,877          20,815
 *Comfort Systems USA, Inc.............................      56,200         175,625
 *Command Systems, Inc.................................       7,700          16,362
 Commercial Bancshares, Inc............................       2,586          43,720
 Commercial Bank of New York...........................       4,200          48,562
 Commercial Metals Co..................................      21,800         534,100
 Commercial National Financial Corp....................       3,200          55,400
 Commonwealth Bancorp, Inc.............................      14,500         216,141
 Commonwealth Industries, Inc..........................      21,600          99,900
 Communications Systems, Inc...........................      14,100         131,306
 Community Bank System, Inc............................       9,200         203,780
 Community Bankshares, Inc.............................         210           2,244
 Community Financial Corp..............................       2,200          22,275
 Community Financial Group, Inc........................       2,300          27,312
 Community First Brokerage Co..........................       2,700          55,350
 Community Savings Bankshares, Inc.....................      11,073         138,759
 Community Trust Bancorp, Inc..........................      16,948         249,453
 Community West Bancshares.............................       5,500          21,312
 *Competitive Technologies, Inc........................       8,800          60,500
 *Complete Business Solutions, Inc.....................      37,900         425,191
 *Compucom Systems, Inc................................      62,200         102,047
 *Computer Horizons Corp...............................      57,600         199,800
 *Computer Learning Centers, Inc.......................      20,358          17,177
 *Computer Motion, Inc.................................      15,100          59,928
 *Computer Network Technology Corp.....................      35,700         837,834
 Computer Task Group, Inc..............................      33,400         127,337
 *Computrac, Inc.......................................       6,200           2,325
 CompX International, Inc..............................       7,900          96,775
 *Comshare, Inc........................................      15,400          45,237
 *Comstock Resources, Inc..............................      39,100         337,237
 *Comtech Telecommunications Corp......................      11,600         116,725
 *Concepts Direct, Inc.................................         700           1,925
 *Conceptus, Inc.......................................      13,600         135,362
 *Concero, Inc.........................................      16,500          42,281
 *Concord Camera Corp..................................      38,100         759,619
 *Concord Communications, Inc..........................      24,900         159,127
 *Concur Technologies, Inc.............................       9,000          19,406
 *Concurrent Computer Corp.............................      68,500         673,227
 *Conductus, Inc.......................................       4,900          27,792
 *Cone Mills Corp. NC..................................      39,900         132,169
 *Congoleum Corp. Class A..............................       5,500          16,500
 *Conmed Corp..........................................      25,275         364,118
 Connecticut Water Services, Inc.......................       6,200         184,062
 *Connitics Corp.......................................      38,300         185,516
 *Conrad Industries, Inc...............................       8,300          50,837
 *Consolidated Freightways Corp........................      34,300         124,337
 *Consolidated Graphics, Inc...........................      18,700         192,844
 *Consolidated Products, Inc...........................      45,218         339,135
 Consolidated Tokoma Land Co...........................       6,400          76,800
 *Continental Materials Corp...........................         200           2,425
 *Convergent Communications, Inc.......................       2,100           3,019
 *Cooker Restaurant Corp...............................       6,600           7,012
 Cooper Companies, Inc.................................      22,900         745,681
 Cooper Tire & Rubber Co...............................      50,000         462,500
 Cooperative Bankshares, Inc...........................       1,400          13,562

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *CoorsTek, Inc........................................       6,900    $    169,481
 *Copart, Inc..........................................      24,100         413,466
 *Copper Mountain Networks, Inc........................      33,800         209,137
 *Copytele, Inc........................................      81,500          62,398
 *Core Materials Corp..................................       7,700          11,550
 *Core, Inc............................................      12,200          35,456
 *Corinthian Colleges, Inc.............................       1,000          65,937
 *Corixa Corp..........................................      27,000         846,281
 *Cornell Corrections, Inc.............................      14,800          60,125
 *Correctional Services Corp...........................      14,812          37,261
 *Corrpro Companies, Inc...............................       7,875          28,055
 *Corsair Communications, Inc..........................      26,800         132,744
 Corus Bankshares, Inc.................................      22,900         928,166
 *Corvas International, Inc............................      27,300         510,169
 *Corvel Corp..........................................      10,400         330,200
 *Cost Plus, Inc.......................................      33,475         893,364
 *CoStar Group, Inc....................................      24,600         548,887
 *Cost-U-Less, Inc.....................................       3,000           3,562
 *Cotelligent Group, Inc...............................      22,200          36,075
 Cotton States Life Insurance Co.......................       6,330          54,201
 *Coulter Pharmaceutical, Inc..........................      27,400         850,256
 Courier Corp..........................................       1,900          52,487
 *Covance, Inc.........................................      78,700         831,269
 *Covenant Transport, Inc. Class A.....................      15,500         131,266
 *Coventry Health Care, Inc............................      64,900       1,371,012
 Covest Bancshares, Inc................................       2,425          29,858
 *Covista Communications, Inc..........................       3,000          11,250
 CPAC, Inc.............................................       6,120          40,832
 CPB, Inc..............................................      12,000         301,500
 *C-Phone Corp.........................................      11,700             731
 *CPI Aerostructures, Inc..............................          66             206
 CPI Corp..............................................      10,500         234,281
 Craftmade International, Inc..........................       9,900          69,609
 *Craig (Jenny), Inc...................................      18,600          25,575
 *Craig Corp...........................................       2,700           8,100
 Crawford & Co. Class A................................         300           3,056
 Crawford & Co. Class B................................      19,100         229,200
 *Cray, Inc............................................      53,500          95,297
 *Credit Acceptance Corp...............................      57,400         313,009
 *Credit Management Solutions..........................       7,700          17,806
 *Creditrust Corp......................................      12,000           3,480
 *Crescent Operating, Inc..............................       9,100           4,277
 *Criticare Systems, Inc...............................       7,500          17,109
 *Cross (A.T.) Co. Class A.............................      22,100         118,787
 Cross Timbers Oil Co..................................      71,325       1,417,584
 *Crossman Communities, Inc............................      15,300         292,612
 *Crosswalk.com, Inc...................................       9,600           7,800
 *CrossWorlds Software, Inc............................       5,000          20,937
 *Crown Central Petroleum Corp.
   Class A.............................................       4,300          32,787
 *Crown Central Petroleum Corp.
   Class B.............................................       4,700          35,250
 Crown Cork & Seal Co., Inc............................      32,900         133,656
 Crown Crafts, Inc.....................................      11,100           3,816
 *Crown Group, Inc.....................................       5,800          26,100
 *Crown-Andersen, Inc..................................       1,000           4,125
 *Crusader Holding Corp................................       3,900          29,737
 *Cryolife, Inc........................................      19,800         817,987
 *CSK Auto Corp........................................      52,000         152,750
 *CSP, Inc.............................................       4,600          17,537
 *CSS Industries, Inc..................................      11,600         221,125

                                                               SHARES        VALUE+
                                                               ------        ------

 CT Communications, Inc................................      11,400    $    196,650
 *CTB International Corp...............................      11,800          96,612
 *CTC Communications Group, Inc........................      42,050         214,192
 Cubic Corp............................................      12,700         446,087
 *Cubist Pharmaceuticals, Inc..........................      13,500         438,328
 Culp, Inc.............................................      12,800          34,400
 *Cumulus Media, Inc. Class A..........................      31,100         135,577
 *CUNO, Inc............................................      26,100         751,191
 *Curative Health Services, Inc........................      13,000          71,094
 *Curis, Inc...........................................      16,050         165,014
 Curtiss-Wright Corp...................................      13,000         630,500
 *Cuseeme Networks, Inc................................      19,500          28,641
 *Cutter & Buck, Inc...................................      14,550         121,402
 *CV Therapeutics, Inc.................................       5,500         384,656
 CVB Financial Corp....................................      34,991         581,725
 *CVF Technologies Corp................................      11,100          14,569
 *Cyanotech Corp.......................................      18,000          18,844
 *Cyber-Care, Inc......................................      48,400         136,881
 *Cybercash, Inc.......................................      39,800          62,187
 *Cyberian Outpost, Inc................................      35,800          45,869
 *Cyberonics, Inc......................................      29,700         657,112
 *Cyberoptics Corp.....................................       9,900         182,531
 *Cybersource Corp.....................................      52,000         160,062
 *Cybex International, Inc.............................       8,700          23,381
 *Cygnus, Inc..........................................      42,000         211,969
 *Cylink Corp..........................................      42,600         142,444
 *Cymer, Inc...........................................      21,300         425,334
 *Cypress Communications, Inc..........................      87,000          84,281
 *Cyrk, Inc............................................      23,100          54,862
 *Cysive, Inc..........................................      15,000         101,016
 *Cytogen Corp.........................................      77,100         227,686
 *Cytrx Corp...........................................       8,000           7,250
 *D & K Healthcare Resources, Inc......................       5,800          74,312
 *D A Consulting Group, Inc............................       6,700           8,166
 *Daily Journal Corp...................................         200           5,825
 Dain Rauscher Corp....................................       1,500         140,625
 *Dairy Mart Convenience Stores, Inc...................       3,300          12,994
 *Daisytek International Corp..........................      27,700         221,167
 *Daktronics, Inc......................................      11,500         154,531
 *Dal-Tile International, Inc..........................      81,600         999,600
 *Damark International, Inc. Class A...................       8,800          65,450
 *Dan River, Inc. Class A..............................      29,700          63,112
 *Danielson Holding Corp...............................      27,700         107,337
 *Daou Systems, Inc....................................      23,000          14,016
 *Data Broadcasting Corp...............................      82,113         248,905
 *Data Critical Corp...................................       5,000          14,922
 *Data Dimensions, Inc.................................      17,800           9,456
 *Data I/O Corp........................................      11,300          40,786
 *Data Race, Inc.......................................      36,700          48,742
 Data Research Association, Inc........................       5,600          29,400
 *Data Systems & Software, Inc.........................      12,000          57,375
 *Datakey, Inc.........................................       1,000           4,125
 *Datalink Corp........................................       4,200          34,781
 *Datamarine International, Inc........................         200             256
 *Dataram Corp.........................................       9,400         118,675
 Datascope Corp........................................      21,400         706,200
 *Datastream Systems, Inc..............................      32,100         313,477
 *Datatec Systems, Inc.................................      22,300          53,311
 *DataTRAK International, Inc..........................       5,600          20,125
 *Datawatch Corp.......................................       9,300           4,941
 *Datron Systems, Inc..................................       3,500          41,672

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Datum, Inc...........................................       9,500    $    209,297
 *Dave and Busters, Inc................................      18,100         167,425
 *DaVita, Inc..........................................      91,200         963,300
 *Davox Corp...........................................      21,400         177,887
 *Daw Technologies, Inc................................      14,300          11,619
 *Dawson Geophysical Co................................       5,400          47,081
 *Daxor Corp...........................................       6,100          64,812
 Deb Shops, Inc........................................      17,900         223,191
 *Deckers Outdoor Corp.................................      11,800          53,837
 *Decora Industries, Inc...............................      10,200             867
 Decorator Industries, Inc.............................       2,162           5,810
 *Del Global Technologies Corp.........................       8,500          73,312
 *Del Laboratories, Inc................................      17,260         187,713
 *Del Monte Foods Co...................................      57,000         448,875
 *Delco Remy International, Inc........................      23,400         165,262
 *dELiA*s Corp.........................................      43,945          36,392
 *Delphi Financial Group, Inc. Class A.................      19,400         686,275
 Delta Apparel, Inc....................................       2,620          41,265
 *Delta Financial Corp.................................      19,600           6,125
 Delta Natural Gas Co., Inc............................       3,100          56,962
 *Delta Woodside Industries, Inc.......................      26,200          27,837
 *Deltek Systems, Inc..................................      23,600         140,862
 Deltic Timber Corp....................................      19,700         400,156
 *Denali, Inc..........................................       4,300           1,008
 *Dense-Pac Microsystems, Inc..........................      31,000          85,734
 *Department 56, Inc...................................      22,900         304,856
 *DepoMed, Inc.........................................      13,600          52,700
 *Designs, Inc.........................................      14,800          35,381
 *Detection Systems, Inc...............................       8,200          91,737
 *Detrex Corp..........................................         500           2,891
 *Devcon International Corp............................       4,000          22,250
 Dewolfe Companies, Inc................................         200           1,662
 *Dexterity Surgical, Inc..............................       1,000             178
 *Diacrin, Inc.........................................      20,700         100,266
 Diagnostic Products Corp..............................      20,300         913,500
 *Diametrics Medical, Inc..............................      38,400         262,800
 *Dianon Systems, Inc..................................       9,200         307,050
 *Diedrich Coffee, Inc.................................      16,100           9,056
 *Digene Corp..........................................      25,600         848,800
 *Digi International, Inc..............................      24,100         148,742
 *Digital Biometrics, Inc..............................      25,600         112,800
 *Digital Courier Technologies, Inc....................       7,200          18,000
 *Digital Generation Systems, Inc......................      45,100         120,502
 *Digital Island, Inc..................................      36,800         156,400
 *Digital Power Corp...................................       1,000           1,875
 *Digital River, Inc...................................      35,000         121,406
 Dime Community Bancorp, Inc...........................      16,800         343,875
 Dimon, Inc............................................      49,000         168,437
 *Diodes, Inc..........................................      14,700         162,619
 *Dionex Corp..........................................      29,600         888,925
 *Directrix, Inc.......................................         813           1,702
 *Discount Auto Parts, Inc.............................      21,700         136,981
 *Dispatch Management Services Corp....................       4,300             403
 *Display Technologies, Inc............................      11,330           2,832
 *Ditech Communications Corp...........................      21,000         328,781
 *Diversified Corporate Resources, Inc.................       2,200           8,250
 *Dixie Group, Inc.....................................      16,500          48,727
 *Dixon Ticonderoga Co.................................       1,900           7,481
 *DocuCorp International, Inc..........................      21,000          56,437
 *Document Sciences Corp...............................      14,200          14,200
 *Documentum, Inc......................................      28,400       1,090,737

                                                               SHARES        VALUE+
                                                               ------        ------

 Dole Food Co., Inc....................................      14,600    $    189,800
 *Dollar Thrifty Automotive Group, Inc.................      33,800         591,500
 *Dominion Homes, Inc..................................       5,800          44,950
 Donegal Group, Inc....................................      11,200         111,300
 *Donna Karan International, Inc.......................      31,900         157,506
 Donnelly Corp. Class A................................       7,300          94,316
 *Dorsey Trailers, Inc.................................       3,000             120
 *Dot Hill Systems Corp................................      38,160         114,480
 Dover Downs Entertainment, Inc........................      30,300         356,025
 Downey Financial Corp.................................      30,976       1,409,408
 *Dress Barn, Inc......................................      28,600         666,737
 *Drew Industries, Inc.................................      15,000          84,375
 *Drexler Technology Corp..............................      15,800         259,712
 Dreyer's Grand Ice Cream, Inc.........................      42,500       1,168,750
 *Dril-Quip, Inc.......................................      19,200         440,400
 *DRS Technologies, Inc................................      24,500         336,875
 *Dryclean USA, Inc....................................       1,000           1,312
 *DSET Corp............................................      15,800          62,706
 *DSP Group, Inc.......................................      17,000         409,594
 *DT Industries, Inc...................................      14,100         140,013
 *DualStar Technologies Corp...........................      24,200          18,906
 *Duane Reade, Inc.....................................      24,500         693,656
 *Duck Head Apparel Co., Inc...........................       2,620           7,205
 *Duckwall-Alco Stores, Inc............................       6,200          44,466
 *Ducommun, Inc........................................      15,000         178,125
 *Dura Automotive Systems, Inc.........................      20,800         129,350
 *Duramed Pharmaceuticals, Inc.........................      36,000         128,250
 *DVI, Inc.............................................      19,700         326,281
 *Dwyer Group, Inc.....................................       9,100          17,916
 *Dynamic Healthcare Technologies, Inc.................      18,800          12,337
 Dynamic Materials Corp................................       2,000           1,969
 *Dynamics Research Corp...............................       9,700          79,419
 *E Com Ventures, Inc..................................      11,100           9,712
 *e.spire Communications, Inc..........................      68,600          71,816
 Eagle Bancshares, Inc.................................       8,100          75,178
 *Eagle Food Centers, Inc..............................      10,300           6,920
 *Eagle Point Software Corp............................       6,400          22,400
 Earthgrains Co........................................      44,500       1,009,594
 *EarthShell Corp......................................     143,000         437,937
 *EarthWeb, Inc........................................       5,400          65,981
 East West Bancorp, Inc................................      35,900         786,434
 Eastern Co............................................       4,950          75,487
 *Eateries, Inc........................................       3,800          10,212
 *eBT International, Inc...............................      26,400          68,475
 ECC International Corp................................       9,550          32,231
 *ECCS, Inc............................................       1,700             903
 *Eclipse Surgical Technologies, Inc...................      42,000          62,344
 *Eclipsys Corp........................................      17,600         411,950
 *Eco Soil Systems, Inc................................      19,700          19,084
 *Ecogen, Inc..........................................      13,640           2,984
 *eCollege.com.........................................      12,000          70,125
 Ecology & Environment, Inc. Class A...................       2,000          12,250
 *Edac Technologies Corp...............................       3,500           2,844
 Edelbrock Corp........................................       6,700          66,162
 *EDGAR Online, Inc....................................       3,900           6,337
 *Edge Petroleum Corp..................................      12,900          60,267
 *Edgewater Technology, Inc............................      34,200         188,100
 *Edison Control Corp..................................       1,000           4,312
 Edo Corp..............................................       8,700          71,775
 *Education Management Corp............................      40,400       1,369,812

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Educational Development Corp..........................       1,800    $      7,200
 *Educational Insights, Inc............................       2,700           2,616
 *EduTrek International, Inc...........................       3,900          12,553
 *eFax.com, Inc........................................      16,800           2,478
 EFC Bancorp, Inc......................................       4,800          42,600
 *EFTC Corp............................................      20,100          30,778
 *eGain Communications Corp............................       6,257          16,034
 *Egghead.com, Inc.....................................      53,042          55,528
 *EGL, Inc.............................................      24,700         848,291
 *eGlobe, Inc..........................................      10,255           3,365
 *El Paso Electric Co..................................      83,600       1,145,320
 *Elcom International, Inc.............................      45,800          85,159
 Elcor Corp............................................      32,400         445,500
 *Elcotel, Inc.........................................      17,600           7,150
 *Elder-Beerman Stores Corp............................      20,900          69,884
 *Eldorado Bancshares, Inc.............................      16,000         131,000
 *Electric Fuel Corp...................................      29,000         167,656
 *Electric Lightwave, Inc..............................      13,700          62,506
 *Electro Rent Corp....................................      38,700         436,584
 *Electroglas, Inc.....................................      33,100         427,197
 *Electronic Retailing System International, Inc.......       2,300           1,699
 *Electronics Boutique Holdings Corp...................       9,000         149,344
 *Elite Information Group, Inc.........................       9,300          46,500
 Ellett Brothers, Inc..................................       6,400          13,300
 *E-Loan, Inc..........................................      23,400          29,981
 *eLOT, Inc............................................      69,000          39,891
 *Eloyalty Corp........................................      31,700         197,134
 *ELXSI Corp...........................................       1,800          18,337
 *Embrex, Inc..........................................      10,400         171,600
 EMC Insurance Group, Inc..............................      14,600         147,369
 *Emcee Broadcast Products, Inc........................       5,600           8,925
 *Emcor Group, Inc.....................................      16,700         413,325
 *Emergent Information Technologies, Inc...............      17,700          24,337
 *Emerging Vision, Inc.................................      26,800          12,144
 *Emeritus Corp........................................      14,100          17,625
 *Emisphere Technologies, Inc..........................      29,300         781,028
 Empire District Electric Co...........................      28,100         825,437
 Empire Federal Bancorp, Inc...........................       2,100          26,512
 *Employee Solutions, Inc. Class B.....................         707              89
 *EMS Technologies, Inc................................      14,000         164,500
 *En Pointe Technologies, Inc..........................      10,400          41,275
 *Encad, Inc...........................................      17,300          29,194
 *Enchira Biotechnology Corp...........................       9,814          64,404
 *Encompass Services Corp..............................      99,625         361,141
 *Encore Med Corp......................................       9,900          18,717
 *Encore Wire Corp.....................................      22,800         148,912
 *Endo Pharmaceuticals Holdings, Inc...................      30,200         184,975
 *Endocardial Solutions, Inc...........................      16,300          54,503
 *Endocare, Inc........................................      11,100         144,647
 Energen Corp..........................................      38,400       1,096,800
 *Energy Conversion Devices, Inc.......................      22,900         342,069
 Energy West, Inc......................................         200           1,837
 Energysouth, Inc......................................       5,300         117,262
 Enesco Group, Inc.....................................      21,700         127,487
 Engineered Support Systems, Inc.......................      11,200         248,500
 *Engineering Measurements Co..........................       1,250           8,672
 Enhance Financial Services Group, Inc.................      61,100         813,394
 *Enherent Corp........................................      18,300          10,866

                                                               SHARES        VALUE+
                                                               ------        ------

 *Enlighten Software Solutions, Inc....................       1,600    $      1,600
 Ennis Business Forms, Inc.............................      25,900         187,775
 *Enserch Exploration Corp.............................      60,159         203,037
 *Entrada Networks, Inc................................       5,680          10,472
 *Entrade, Inc.........................................      28,300          38,912
 *Entremed, Inc........................................      25,200         441,787
 *Envirogen, Inc.......................................         616             857
 *Environmental Elements Corp..........................       9,200          14,950
 *Environmental Technologies Corp......................       3,700           3,295
 *Environmental Tectonics Corp.........................       8,900          65,081
 *EP Medsystems, Inc...................................      23,400          64,350
 *EpicEdge, Inc........................................      21,900          21,900
 *Epicor Software Corp.................................      58,042          60,763
 *Epimmune, Inc........................................      11,800          35,400
 *EPIQ Systems, Inc....................................       4,200          70,350
 *EPIX Medical, Inc....................................      16,400         131,200
 *ePlus, Inc...........................................      14,600         140,981
 *ePresence, Inc.......................................      32,600         125,306
 *Equimed Inc Nevis....................................       2,250               0
 *Equinox Systems, Inc.................................       7,300          69,464
 *Equity Marketing, Inc................................       9,100         112,612
 *Equity Oil Co........................................      17,200          43,537
 *eResource Capital Group, Inc.........................      34,400          22,360
 *Ergo Science Corp....................................      15,700          11,530
 ESB Financial Corp....................................       4,840          49,156
 *Escalon Medical Corp.................................       3,200           5,850
 *Esco Technologies, Inc...............................      15,400         273,350
 *eShare Communications, Inc...........................      34,800          73,950
 *eSoft, Inc...........................................      14,400          23,625
 Espey Manufacturing & Electronics Corp................         400           6,775
 *ESPS, Inc............................................       1,000           1,812
 *ESS Technology, Inc..................................      59,100         552,216
 *Esterline Technologies Corp..........................      27,900         545,794
 Ethan Allen Interiors, Inc............................      34,800         946,125
 Ethyl Corp............................................     116,900         153,431
 *European Micro Holdings, Inc.........................       4,600          15,812
 *Evans & Sutherland Computer Corp.....................      15,500          95,906
 *Evans Systems, Inc...................................       4,000             866
 *Evercel, Inc.........................................       1,666          17,181
 *Evergreen Resources, Inc.............................      23,900         654,262
 *Everlast Worldwide, Inc..............................       1,500           2,953
 *Evolving Systems, Inc................................      16,200          50,625
 *Exabyte Corp.........................................      35,100         120,108
 *Exactech, Inc........................................       6,500         123,703
 *Excalibur Technologies Corp..........................      18,800         419,475
 *Excel Legacy Corp....................................      44,600          86,412
 *Excel Technology, Inc................................      16,100         291,812
 *eXcelon Corp.........................................      47,000         230,594
 *Excelsior-Henderson Motorcycle Manufacturing Co......       5,200             162
 *Exchange Applications, Inc...........................       1,900           2,820
 Exide Corp............................................      34,300         310,844
 *Exponent, Inc........................................       8,700          83,194
 *Extended Stay America, Inc...........................      79,300         986,294
 *Extended Systems, Inc................................      15,600         303,712
 Ezcorp, Inc. Class A Non-Voting.......................      11,900          11,714
 *E-Z-Em, Inc. Class A.................................       5,400          34,594
 *E-Z-Em, Inc. Class B.................................       4,462          28,166
 *Ezenia! Inc..........................................      21,900          58,514
 F & M Bancorp.........................................       8,462         171,091

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 F & M National Corp...................................      33,372    $    876,015
 F.N.B. Corp...........................................      29,945         589,542
 *F5 Networks, Inc.....................................      12,800         317,600
 Fab Industries, Inc...................................       6,900          89,700
 *Factory 2-U Stores, Inc..............................      20,200         738,562
 *Factual Data Corp....................................      10,600          68,569
 Fair, Isaac & Co., Inc................................      23,100         965,869
 *Fairchild Corp. Class A..............................      35,152         184,548
 *Fairfield Communities, Inc...........................      64,800         903,150
 Falcon Products, Inc..................................      11,300          84,044
 *Famous Dave's of America, Inc........................       8,400          24,150
 *Fansteel, Inc........................................       9,751          35,347
 *Fargo Electronics....................................      15,000          38,906
 *Farm Family Holdings, Inc............................       4,700         198,575
 Farmer Brothers Co....................................       2,400         462,000
 *Faro Technologies, Inc...............................      13,600          51,425
 Farrel Corp...........................................       3,400           3,187
 *FASTNET Corporation..................................       5,000           2,500
 FBL Financial Group, Inc. Class A.....................      40,500         589,781
 FCNB Corp.............................................      13,877         329,579
 *Featherlite Manufacturing, Inc.......................       6,500          11,984
 Fedders Corp..........................................      24,100         114,475
 Fedders Corp. Class A.................................       7,700          35,131
 Federal Screw Works...................................       1,800          76,275
 Federal-Mogul Corp....................................     105,600         204,600
 *FEI Co...............................................      31,800         534,637
 *Female Health Co.....................................       9,300           4,598
 Ferro Corp............................................      37,500         778,125
 FFLC Bancorp..........................................       4,600          66,125
 FFY Financial Corp....................................       8,900         108,191
 *Fibermark, Inc.......................................       8,800          79,200
 *Fiberstars, Inc......................................       6,000          40,125
 Fidelity Bancorp, Inc.................................       2,600          47,044
 Fidelity Bankshares, Inc..............................       6,800         133,450
 *Fidelity Federal Bancorp.............................       2,500           4,219
 *Fidelity Holdings, Inc...............................      21,900           8,212
 Fidelity National Corp................................      11,400          73,744
 Fidelity National Financial, Inc......................      24,800         593,650
 *Fieldworks, Inc......................................       8,900           7,927
 *Filenet Corp.........................................      47,900       1,255,878
 *Film Roman, Inc......................................       4,700           3,819
 *Financial Federal Corp...............................      19,000         441,750
 *Finish Line, Inc. Class A............................      30,300         244,294
 *Finishmaster, Inc....................................         800           3,950
 *Finlay Enterprises, Inc..............................      13,500         158,625
 Finova Group, Inc.....................................      10,900           5,450
 *Firebrand Financial Group, Inc.......................      11,100           6,417
 First Albany Companies, Inc...........................      12,929         111,109
 *First American Health Concepts, Inc..................       1,600           5,400
 *First Aviation Services, Inc.........................       6,200          30,031
 First Bancorp.........................................       6,210          95,285
 First Bell Bancorp, Inc...............................       6,600          83,119
 *First Cash, Inc......................................      12,300          34,786
 First Charter Corp....................................      32,220         433,963
 First Citizens Bancshares, Inc........................       1,300          93,641
 First Commonwealth Financial Corp.....................      74,760         710,220
 *First Consulting Group, Inc..........................      33,844         175,037
 First Defiance Financial Corp.........................       7,559          82,677
 First Essex Bancorp...................................      10,600         196,431
 First Federal Bancshares of Arkansas, Inc.............       4,400          80,850

                                                               SHARES        VALUE+
                                                               ------        ------

 First Federal Capital Corp............................      21,600    $    244,350
 First Federal of East Hartford........................       2,000          62,500
 First Financial Bancorp...............................         100           1,569
 First Financial Bankshares, Inc.......................      12,813         402,809
 First Financial Corp..................................       1,275          41,159
 First Financial Holdings, Inc.........................      19,000         311,125
 First Franklin Corp...................................         300           2,241
 First Georgia Holdings, Inc...........................       1,012           4,269
 First Indiana Corp....................................      16,400         369,512
 First International Bancorp, Inc......................      10,700          81,587
 *First Investors Financial Services Group, Inc........       6,000          22,875
 First Keystone Financial, Inc.........................       2,000          20,750
 First Mariner Bank Corp...............................       3,200          15,000
 First Merchants Corp..................................      14,100         322,537
 First Midwest Financial, Inc..........................       2,500          22,344
 First Mutual Bancshares, Inc..........................       3,768          44,156
 First Niagara Financial Group, Inc....................      36,800         347,875
 First Oak Brook Bancshares, Inc. Class A..............       2,100          33,272
 *First Place Financial Corp...........................         800           9,100
 *First Republic Bank..................................      14,500         409,625
 First SecurityFed Financial, Inc......................       5,400          77,287
 First Sentinel Bancorp, Inc...........................      55,300         540,903
 First Source Corp.....................................      25,935         487,092
 *First Team Sports, Inc...............................       5,900           6,453
 First United Corp.....................................       2,800          26,950
 First Years, Inc......................................      13,300         125,103
 FirstBank NW Corp.....................................       1,600          18,550
 *FirstCity Financial Corp.............................       8,300          15,822
 Firstfed America Bancorp, Inc.........................       6,300          85,050
 *FirstFed Financial Corp..............................      24,200         642,812
 Firstspartan Financial Corp...........................       3,400         110,075
 *Firstwave Technologies, Inc..........................       7,800          13,650
 *FirstWorld Communications, Inc.......................      20,000          20,000
 *Fischer Imaging Corp.................................       9,100          27,584
 Flag Financial Corp...................................       6,500          34,734
 Flagstar Bancorp, Inc.................................      17,000         228,437
 Flamemaster Corp......................................         247           1,370
 *Flander Corp.........................................      31,500          58,570
 Fleetwood Enterprises, Inc............................      49,300         616,250
 Fleming Companies, Inc................................      63,300         747,731
 Flexsteel Industries, Inc.............................       8,300          88,447
 *Flir Systems, Inc....................................      17,150          62,437
 *Florida Banks, Inc...................................       6,000          35,812
 Florida Public Utilities Co...........................       3,600          54,000
 Florida Rock Industries, Inc..........................      28,200         932,362
 *Florsheim Group, Inc.................................       8,400          10,762
 *Flour City International, Inc........................       7,500          13,359
 *Flow International Corp..............................      22,000         226,875
 *Flowserve Corp.......................................      54,200       1,134,812
 Flushing Financial Corp...............................      13,400         203,931
 FNB Financial Services Corp...........................       2,100          23,100
 *Foamex International, Inc............................      22,600         119,709
 *Focal, Inc...........................................      18,500          24,859
 *Foilmark, Inc........................................      12,700          50,602
 *Foodarama Supermarkets, Inc..........................       1,500          30,000
 Foothill Independent Bancorp..........................       7,400          80,475
 *Footstar, Inc........................................      31,200       1,327,950
 Forest City Enterprises, Inc. Class B.................       3,000         119,550
 *Forest Oil Corp......................................      64,540         798,682

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Forrester Resh, Inc..................................       5,100    $    191,569
 *Fortel, Inc..........................................      13,800           5,822
 *Fortune Financial, Inc...............................       6,100          13,725
 *Forward Air Corp., Inc...............................      22,750         962,609
 *Fossil, Inc..........................................      52,975         789,659
 *Foster (L.B.) Co. Class A............................      12,400          37,975
 Foster Wheeler Corp...................................      57,000         228,000
 *Fotoball USA, Inc....................................       4,400           7,837
 *Fountain Powerboat Industries, Inc...................       6,800           9,031
 *Four Kids Entertainment, Inc.........................      16,600         179,487
 *Fourth Shift Corp....................................      15,600          20,719
 *FPIC Insurance Group, Inc............................      13,200         131,794
 Frankfort First Bancorp, Inc..........................         850          10,997
 Franklin Bank National Associaton Southfield..........       3,789          33,272
 *Franklin Covey Co....................................      25,900         207,200
 Franklin Electric Co., Inc............................       7,000         449,312
 *Franklin Electronic Publishers, Inc..................      12,600          88,200
 Freds, Inc. Class A...................................      19,200         384,600
 Fremont General Corp..................................     109,700         294,819
 *French Fragrances, Inc...............................      21,100         229,462
 Frequency Electronics, Inc............................      12,900         167,700
 *Fresh America Corp...................................       4,900           5,666
 *Fresh Choice, Inc....................................       7,400          13,181
 *Friede Goldman International.........................      75,683         307,462
 *Friedman Billings Ramsey Group, Inc. Class A.........      18,400         112,700
 Friedman Industries, Inc..............................       5,423          16,947
 Friedmans, Inc. Class A...............................      19,600          98,000
 *Friendly Ice Cream Corp..............................       9,600          18,000
 Frisch's Restaurants, Inc.............................       7,000          94,500
 *Fritz Companies, Inc.................................      51,300         336,656
 *Frontier Adjusters of America, Inc...................       1,000           1,750
 *Frontier Airlines, Inc...............................      28,600         807,950
 *Frontier Oil Corp....................................      44,000         247,500
 *Frontline Capital Group..............................      36,700         461,044
 *Frontstep, Inc.......................................      12,000          46,500
 *Frozen Food Express Industries, Inc..................      21,307          43,946
 FSF Financial Corp....................................       2,800          40,950
 *FSI International, Inc...............................      40,300         358,292
 *FTI Consulting, Inc..................................       8,900          63,412
 *FuelCell Energy, Inc.................................      13,100         732,781
 Fuller (H.B.) Co......................................      22,500         768,516
 *Furr's/Bishop's, Inc.................................       2,700           3,375
 *Fusion Medical Technologies, Inc.....................      15,000          73,594
 *FVC.COM, Inc.........................................      27,600          49,162
 *FX Energy, Inc.......................................      19,400          64,262
 *FYI, Inc.............................................      24,700         720,159
 G & K Services, Inc. Class A..........................      26,600         715,706
 GA Financial, Inc.....................................       5,700          69,825
 *Gadzooks, Inc........................................      14,300         258,741
 Gainsco, Inc..........................................      34,511          90,591
 *Galagen, Inc.........................................      11,400           7,837
 *Galaxy Nutritional Foods, Inc........................       7,500          29,062
 *Galey & Lord, Inc....................................      16,100          31,194
 *GameTech International, Inc..........................      14,800          61,281
 Garan, Inc............................................       6,900         157,837
 *Garden Fresh Restaurant Corp.........................       7,600          59,612
 *Gardenburger, Inc....................................      12,200          11,819
 *Gardner Denver Machinery, Inc........................      19,800         329,175
 *Gart Sports Co.......................................         676           8,936

                                                               SHARES        VALUE+
                                                               ------        ------

 *Gasonics International, Inc..........................      25,650    $    346,275
 *Gaylord Container Corp. Class A......................      72,300          99,412
 Gaylord Entertainment Co..............................      12,000         270,750
 GBC Bancorp...........................................      14,900         519,172
 *GC Companies, Inc....................................      10,500          15,094
 *Geerling & Wade, Inc.................................       5,700          10,777
 *Gehl Co..............................................       8,300          95,450
 *Geltex Pharmaceuticals, Inc..........................      28,100       1,560,428
 Gencorp, Inc..........................................      67,800         542,400
 *Gene Logic, Inc......................................      35,600         571,825
 *Genelabs Technologies, Inc...........................      73,800         320,569
 *General Binding Corp.................................      18,700         151,937
 General Cable Corp....................................      57,000         324,187
 *General Communications, Inc.
   Class A.............................................      72,200         359,872
 *General Datacomm Industries, Inc.....................      39,000          70,687
 General Employment Enterprises, Inc...................       7,600          24,700
 *General Magic, Inc...................................      86,700         197,784
 General Magnaplate Corp...............................         400             950
 *General Semiconductor, Inc...........................      60,000         510,000
 *Genesco, Inc.........................................      34,400         733,150
 *Genesee & Wyoming, Inc...............................       4,800         143,400
 Genesee Corp. Class B.................................         200           6,750
 *Genesis Health Ventures, Inc.........................       6,800             524
 *GenesisIntermedia.com................................       5,800         104,581
 *Genlyte Group, Inc...................................      20,100         471,094
 *Genome Therapeutics Corp.............................      33,000         384,656
 *Genrad, Inc..........................................      47,800         454,100
 *GenStar Therapeutics Corporation.....................       2,100          21,262
 *Gensym Corp..........................................       8,200          16,400
 *Genta, Inc...........................................      31,000         226,687
 Gentek, Inc...........................................      25,100         367,087
 *Gentiva Health Services..............................      13,950         176,555
 *Gentner Communications Corp..........................       8,800         106,150
 *Genus, Inc...........................................      28,300          82,689
 *Genzyme Transgenics Corp.............................      31,300         503,734
 Georgia Gulf Corp.....................................      50,100         623,119
 *Geoworks.............................................      27,200          56,950
 *Gerber Childrenswear, Inc............................      10,800          51,300
 Gerber Scientific, Inc................................      34,400         240,800
 *Geron Corp...........................................      32,200         533,312
 *Getty Petroleum Marketing, Inc.......................      14,800          77,700
 Getty Realty Corp. (Holding Co.)......................      13,600         189,550
 *Giant Group, Ltd.....................................       2,200             396
 *Giant Industries, Inc................................      13,900         102,512
 Gibraltar Steel Corp..................................      16,300         221,069
 *Giga Information Group, Inc..........................      12,000          46,125
 *Giga-Tronics, Inc....................................       6,500          41,945
 *G-III Apparel Group, Ltd.............................       9,100          61,141
 *Gilman & Ciocia, Inc.................................      13,000          46,312
 *Gish Biomedical, Inc.................................       3,400           5,737
 Glacier Bancorp, Inc..................................       7,527          88,677
 *Glacier Water Services, Inc..........................       3,600          36,000
 Glatfelter (P.H.) Co..................................      67,700         778,550
 *Glenayre Technologies, Inc...........................      88,900         405,606
 *Gliatech, Inc........................................       9,900          42,075
 *Global Imaging Systems, Inc..........................      30,800         140,525
 *Global Payment Technologies, Inc.....................       6,100          32,406
 *Global Sports, Inc...................................      26,800         223,612
 *Global Technologies, Ltd.............................      14,700          12,403
 *Global Vacation Group, Inc...........................      16,300          41,769

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Globecomm Systems, Inc...............................      15,100    $    115,373
 *Globix Corp..........................................      30,700          81,067
 Gold Banc Corp........................................      60,665         235,077
 Golden Enterprises, Inc...............................      12,200          45,369
 *Golden State Vintners, Inc...........................       4,600          33,925
 *Good Guys, Inc.......................................      30,800         109,725
 *Goodrich Petroleum Corp..............................       9,000          47,250
 *Goodys Family Clothing...............................      46,200         181,912
 Gorman-Rupp Co........................................       7,975         138,566
 *GoTo.com, Inc........................................       8,400          94,500
 *Gottschalks, Inc.....................................      17,400          78,300
 *GP Strategies Corp...................................      15,860          82,274
 Graco, Inc............................................      27,600       1,002,225
 *Gradco Systems, Inc..................................       9,600          12,600
 *Graham Corp..........................................       1,000           9,750
 Granite Construction, Inc.............................      37,200       1,034,625
 Granite State Bankshares, Inc.........................       7,400         153,087
 *Graphic Packaging International Corp.................      40,400          58,075
 *GraphOn Corp.........................................       1,400           2,122
 Gray Communications Systems, Inc......................       8,700         137,025
 Great American Financial Resources, Inc...............       6,600         118,800
 Great Atlantic & Pacific Tea Co., Inc.................      33,900         277,556
 *Great Plains Software................................      22,500       1,052,578
 Great Southern Bancorp, Inc...........................       8,100         127,069
 Greater Bay Bancorp...................................      28,916         958,746
 *Green Mountain Coffee, Inc...........................       3,700         148,231
 Green Mountain Power Corp.............................       7,300          78,019
 *Greenbriar Corp......................................       6,760           3,380
 Greenbrier Companies, Inc.............................      15,600         149,175
 Grey Global Group, Inc................................         200         112,500
 *Grey Wolf, Inc.......................................     186,700         723,462
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          28,875
 *Griffon Corp.........................................      41,800         261,250
 *Gristede's Sloans, Inc...............................       1,200           1,275
 *Group 1 Automotive, Inc..............................      32,000         288,000
 *Group 1 Software, Inc................................       8,025         106,833
 *Grow Biz International, Inc..........................       3,800          22,087
 *Grubb & Ellis Co.....................................      24,900         108,937
 *GSV, Inc.............................................       1,900           1,455
 *Gtech Holdings, Inc..................................      29,400         558,600
 *GTS Duratek, Inc.....................................      19,500         127,359
 *GTSI Corp............................................      15,000          58,594
 Guaranty Bancshares, Inc..............................       3,900          40,706
 Guaranty Federal Bancshares, Inc......................       5,200          61,587
 *Guaranty Financial Corp..............................       1,000           5,375
 *Guess, Inc...........................................      67,100         306,144
 *Guest Supply, Inc....................................      10,500         182,437
 Guilford Mills, Inc...................................      31,050          46,575
 *Guilford Pharmaceuticals, Inc........................      37,500         774,609
 *Guitar Center, Inc...................................      35,300         401,537
 *Gulf Island Fabrication, Inc.........................      13,100         206,734
 *Gulfmark Offshore, Inc...............................      10,500         249,703
 *Gumtech International, Inc...........................      14,100         132,628
 *Gundle/SLT Environmental, Inc........................      15,500          38,750
 *Gymboree Corp........................................      44,200         573,219
 *GZA Geoenvironmental Technologies, Inc...............       1,700          10,625
 *Haemonetics Corp.....................................      40,100         967,412
 Haggar Corp...........................................       8,600         116,637
 *Hahn Automotive Warehouse, Inc.......................       2,163           1,318

                                                               SHARES        VALUE+
                                                               ------        ------

 *Hain Celestial Group, Inc............................      35,588    $  1,059,855
 *Halifax Corp.........................................       1,000           3,812
 *Hall Kinion Associates, Inc..........................      19,000         328,344
 *Ha-Lo Industries, Inc................................     116,700         379,275
 *Hamilton Bancorp, Inc................................      16,100         105,153
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800          41,925
 *Hampshire Group, Ltd.................................       2,000          17,625
 *Hampton Industries, Inc..............................       4,944           6,180
 Hancock Fabrics, Inc..................................      26,900         105,919
 Hancock Holding Co....................................      15,500         496,000
 *Handleman Co.........................................      44,300         310,100
 *Hanger Orthopedic Group, Inc.........................      33,800          71,825
 Harbor Florida Bancshares, Inc........................      38,500         470,422
 Hardinge Brothers, Inc................................      11,700         144,787
 *Harken Energy Corp...................................       8,600          28,487
 Harland (John H.) Co..................................      46,900         597,975
 Harleysville Group, Inc...............................      36,300         892,753
 Harleysville National Corp............................      10,710         307,243
 *Harmonic Lightwaves, Inc.............................      42,100         316,408
 *Harolds Stores, Inc..................................       2,308           3,462
 *Harris Interactive, Inc..............................      32,500         108,672
 Harrodsburg First Financial Bancorp, Inc..............       1,100          13,750
 *Harry's Farmers Market, Inc. Class A.................       2,100           1,148
 *Hartmarx Corp........................................      44,900         103,831
 *Harvard Industries, Inc..............................       4,800           4,350
 *Harvey Entertainment Co..............................       5,400           2,278
 *Hastings Entertainment, Inc..........................      12,300          28,444
 Hastings Manufacturing Co.............................         700           4,112
 *Hathaway Corp........................................       2,900           9,244
 *Hauppauge Digital, Inc...............................      13,500          27,422
 *Hauser, Inc..........................................       5,050           2,446
 Haven Bancorp, Inc....................................      11,700         375,862
 Haverty Furniture Co., Inc............................      16,200         172,125
 Haverty Furniture Co., Inc. Class A...................         400           4,475
 *Hawaiian Airlines, Inc...............................      42,400          87,450
 *Hawk Corp............................................       9,600          60,000
 *Hawker Pacific Aerospace.............................       9,300          34,584
 Hawkins Chemical, Inc.................................      13,800         111,262
 *Hawthorne Financial Corp.............................       7,200          90,675
 *Hayes Lemmerz International, Inc.....................      44,900         359,200
 HCC Insurance Holdings, Inc...........................      49,900       1,216,312
 *HD Vest, Inc.........................................       3,000          17,250
 *HeadHunter.Net, Inc..................................      10,000          70,312
 *Headwaters, Inc......................................      20,100          51,192
 *Headway Corporate Resources, Inc.....................      15,900          26,831
 *Health Grades, Inc...................................       8,700           6,117
 *Health Management Systems, Inc.......................      23,725          28,915
 *Health Power, Inc....................................       1,900          12,944
 *Health Risk Management, Inc..........................       6,500          47,125
 *Health Systems Design Corp...........................       8,700          17,128
 *HealthAxis, Inc......................................      18,300          53,184
 *Healthcare Recoveries, Inc...........................      14,600          48,819
 *Healthcare Services Group, Inc.......................      14,000          71,312
 *Healthcare.com Corp..................................      38,200          56,106
 *Healthcor Holdings...................................       3,000              45
 *Healthplan Services Corp.............................      17,500         165,156
 *HearMe...............................................       1,200           1,725
 *Heartland Express, Inc...............................      36,676         757,589
 *Heartport, Inc.......................................      39,900          93,516

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Hearx, Ltd...........................................      14,300    $     26,812
 *HeavenlyDoor.com, Inc................................         347              43
 *Hector Communications Corp...........................       4,600          47,725
 *HEI, Inc.............................................       6,100          58,712
 Heico Corp............................................      12,900         203,981
 Heico Corp. Class A...................................       3,857          44,838
 Helix Technology Corp.................................       7,400         174,131
 *Hemasure, Inc........................................       6,600           2,991
 *Hemispherx Biopharma, Inc............................      40,100         245,612
 Herbalife International, Inc. Class A.................      14,000         105,437
 Herbalife International, Inc. Class B.................      12,200          85,781
 Heritage Financial Corp...............................      12,400         125,550
 *Herley Industries, Inc...............................       6,000         116,062
 *Heska Corp...........................................      35,300          56,259
 *Hexcel Corp..........................................      53,100         494,494
 HF Financial Corp.....................................       6,100          60,809
 *HI/FN, Inc...........................................      11,400         372,994
 *Hibbett Sporting Goods, Inc..........................       9,000         254,812
 Hickory Tech Corp.....................................      14,900         299,862
 *High Plains Corp.....................................      21,300          50,255
 *Highlands Insurance Group, Inc.......................      19,500         184,031
 Hilb Rogal Hamilton Co................................      21,000         836,062
 *Hines Horticulture, Inc..............................      30,600          87,019
 *Hirsch International Corp. Class A...................       5,500           5,070
 *Hi-Shear Industries, Inc.............................         500           1,273
 *Hi-Shear Technology Corp.............................       8,600           9,675
 *Hi-Tech Pharmacal, Inc...............................       4,400          17,875
 *HMI Industries, Inc..................................       5,400           6,159
 HMN Financial, Inc....................................       6,000          76,500
 *HNC Software, Inc....................................       1,100          24,887
 *Hoenig Group, Inc....................................      10,600         111,962
 *Holiday RV Superstores, Inc..........................       9,400          41,419
 *Hollis-Eden Pharmaceuticals, Inc.....................      17,900          96,492
 Holly Corp............................................      10,700         144,450
 *Hollywood Casino Corp. Class A.......................      37,600         326,650
 *Hollywood Entertainment Corp.........................      64,200          62,194
 *Hollywood.com, Inc...................................      20,900         116,256
 *Hologic, Inc.........................................      21,500         108,844
 *Holt's Cigar Holdings, Inc...........................       1,122           6,066
 Home Federal Bancorp..................................       6,100          92,644
 Home Loan Financial Corp..............................       2,400          17,550
 Home Port Bancorp, Inc................................         600          21,919
 *Home Products International, Inc.....................       9,400          15,716
 *Homebase, Inc........................................      46,050          63,319
 *Homegold Financial, Inc..............................       7,700           3,783
 *Homeland Holding Corp................................       3,000           2,531
 Hooper Holmes, Inc....................................     100,100         999,999
 *Hoover's, Inc........................................         700           1,903
 HopFed Bancorp, Inc...................................       2,100          23,625
 Horace Mann Educators Corp............................      59,800         986,700
 Horizon Financial Corp................................      12,053         116,763
 *Horizon Health Corp..................................       6,700          34,547
 *Horizon Medical Products, Inc........................       7,400           2,775
 *Horizon Offshore, Inc................................      26,300         417,512
 *Horizon Organic Holding Corp.........................      13,700          96,756
 *Horizon Pharmacies, Inc..............................       7,600          12,350
 *Hot Topic, Inc.......................................      15,800         588,056
 *HotJobs.com, Ltd.....................................      40,700         489,672
 *Houston Exploration Co...............................      31,500         834,750
 *Hovnanian Enterprises, Inc. Class A..................      22,500         172,969
 *Hovnanian Enterprises, Inc. Class B..................       1,150           8,841

                                                               SHARES        VALUE+
                                                               ------        ------

 Howell Corp...........................................       2,100    $     25,987
 *Howtek, Inc..........................................       3,600          10,237
 *HPSC, Inc............................................       2,100          11,130
 *HS Resources, Inc....................................      29,300         950,419
 *HTE, Inc.............................................      19,100          26,262
 *Hub Group, Inc. Class A..............................       9,800          69,825
 *Hudson Hotels Corp...................................       1,033           2,034
 Hudson River Bancorp, Inc.............................      21,500         276,141
 *Hudson Technologies, Inc.............................       6,600          15,675
 *Huffy Corp...........................................      13,000          90,187
 Hughes Supply, Inc....................................      35,500         516,525
 *Hungry Minds, Inc....................................      16,100         113,203
 Hunt (J.B.) Transport Services, Inc...................      56,200         735,869
 Hunt Corp.............................................      13,600          55,250
 *Huntco, Inc. Class A.................................       4,900           4,900
 *Hurco Companies, Inc.................................       6,200          21,312
 *Hutchinson Technology, Inc...........................      39,700         621,553
 *Hycor Biomedical, Inc................................      11,900          66,566
 *Hypercom Corp........................................      54,600         187,687
 *HyperFeed Technologies, Inc..........................      22,600          38,844
 *Hyperion Solutions Corp..............................      25,535         335,945
 *Hyseq, Inc...........................................      21,200         256,387
 *I.C. Isaacs & Co., Inc...............................       7,200           8,775
 *iBasis, Inc..........................................       6,100          26,211
 Iberiabank Corp.......................................       8,500         150,344
 *Ibis Technology Corp.................................      13,300         180,797
 *Ico, Inc.............................................      14,320          23,941
 *ICT Group, Inc.......................................      15,700         150,622
 *ICU Medical, Inc.....................................      10,700         300,603
 *IdeaMall, Inc........................................      13,500          19,828
 *Identix, Inc.........................................      53,300         517,010
 *IDEXX Laboratories, Inc..............................      22,200         503,662
 *IDT Corp.............................................      23,200         604,650
 *IDX Systems Corp.....................................      41,500       1,085,484
 *IEC Electronics Corp.................................       8,100          10,884
 *IFR Systems, Inc.....................................      10,700          41,797
 *iGate Capital Corp...................................      44,700         180,197
 *IGEN, Inc............................................      24,900         256,003
 *IGI, Inc.............................................       9,600           5,400
 *Igo Corp.............................................       5,000           8,437
 *IHOP Corp............................................      27,900         556,256
 *II-VI, Inc...........................................      13,470         212,152
 Ikon Office Solutions, Inc............................      48,200         144,600
 *Ikos Systems, Inc....................................      13,700         150,272
 *Il Fornaio (America) Corp............................       5,800          75,219
 *Image Entertainment, Inc.............................      24,600          77,644
 *ImageX.com, Inc......................................       5,000           9,375
 *Imation Corp.........................................       3,500          55,562
 *Imatron, Inc.........................................     144,600         205,603
 IMCO Recycling, Inc...................................      20,600          92,700
 *Immucor, Inc.........................................       3,200          13,700
 *Immune Response Corp.................................      42,500         151,406
 *Immunogen, Inc.......................................      46,300       1,164,734
 *Immunomedics, Inc....................................      38,000         727,937
 *Impath, Inc..........................................      22,600       1,061,494
 *Impco Technologies, Inc..............................      17,000         285,281
 *Imperial Credit Industries, Inc......................      45,290          37,506
 *Imperial Sugar Co....................................      37,251          34,923
 *Impreso.com, Inc.....................................       5,300          13,498
 *IMR Global Corp......................................      69,100         399,484
 *In Home Health, Inc..................................       6,100          22,208

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Incara Pharmaceuticals Corp..........................       6,400    $     14,000
 Independence Community Bank Corp......................       1,040          14,982
 Independence Holding Co...............................       2,750          34,375
 Independent Bank Corp.................................      21,600         247,050
 Independent Bank East.................................      17,125         285,773
 *Individual Investor Group, Inc.......................      12,700           8,136
 *Indus International, Inc.............................      51,200         152,000
 Industrial Bancorp, Inc...............................       4,100          51,634
 *Industrial Data Systems Corp.........................       5,000           3,125
 *Industrial Distribution Group, Inc...................       9,700          23,037
 *Industrial Holdings, Inc.............................      13,000          21,734
 *Industri-Matematik International Corp................      38,000         127,062
 *Infinium Software, Inc...............................      18,800          48,175
 *Infocrossing, Inc....................................       8,000          87,000
 *Infocure Corp........................................      46,900         238,897
 *InFocus Corporation..................................      25,300         782,719
 *Infogrames, Inc......................................      22,700         142,584
 *Infonautics Corp. Class A............................       8,500           7,039
 *Information Architects Corp..........................      46,600         140,528
 *Information Holdings, Inc............................      19,400         402,550
 *Information Resources, Inc...........................      36,800         138,000
 *infoUSA, Inc.........................................      78,700         197,980
 *Infu-tech, Inc.......................................       2,000           3,750
 *Ingenuus Corp........................................      29,700          14,386
 Ingles Market, Inc. Class A...........................      14,800         137,825
 *Innodata Corp........................................       1,800          30,656
 *Innotrac Corp........................................      17,500          83,125
 *Innovative Clinical Solutions, Ltd...................         968             923
 *Innovative Gaming Corp. of America...................       8,300           7,392
 *Innoveda, Inc........................................      19,700          37,861
 *Innovex, Inc.........................................      23,700         250,331
 *Inprimis, Inc........................................      17,200          27,412
 *Inprise Corp.........................................      60,400         302,944
 *Input/Output, Inc....................................      79,500         636,000
 *Insight Enterprises, Inc.............................      10,743         236,010
 *Insignia Financial Group, Inc........................      28,733         310,676
 *Insilco Holding Co...................................         192          11,520
 *Insite Vision, Inc...................................      34,100         198,206
 *Insituform East, Inc.................................       1,700           2,656
 *Insituform Technologies, Inc. Class A................      11,810         401,909
 *Inspire Insurance Solutions, Inc.....................      24,550           7,288
 Insteel Industries, Inc...............................       7,900          10,862
 *Insurance Auto Auctions, Inc.........................      15,000         170,625
 *Insurance Management Solutions, Inc..................      16,600           8,041
 *InsWeb Corp..........................................      10,000          15,625
 *Integ, Inc...........................................      11,600          67,787
 Integra Bank Corp.....................................      21,394         550,227
 *Integra Lifesciences Corp............................      26,200         378,262
 *Integra, Inc.........................................       5,900           3,687
 *Integral Systems, Inc................................      15,000         235,781
 *Integral Vision, Inc.................................      11,700           8,775
 *IntegraMed America, Inc..............................       4,800          10,050
 *Integrated Electrical Services, Inc..................      44,800         254,800
 *Integrated Information Systems, Inc..................       5,000           4,609
 *Integrated Measurement System, Inc...................      10,300         147,741
 *Integrated Silicon Solution, Inc.....................      38,400         294,600
 *INTELFILM Corp.......................................       8,300           7,522
 *Intellicall, Inc.....................................       8,900           7,787
 *Intellidata Technologies Corp........................      60,000         169,687

                                                               SHARES        VALUE+
                                                               ------        ------

 Intelligent Systems Corp..............................       5,800    $     24,650
 *Intelligroup, Inc....................................      23,300          36,042
 *Inter Parfums, Inc...................................      15,300         135,787
 *Interact Commerce Corp...............................       8,400          66,412
 *InterCept Group, Inc.................................      20,500         459,969
 Interchange Financial Services Corp...................       8,400         113,400
 *InterDent, Inc.......................................      22,600          24,012
 *Interdigital Communications Corp.....................      47,400         285,141
 Interface, Inc. Class A...............................      58,800         494,287
 *Interferon Scientific, Inc...........................       2,435           1,501
 *Intergraph Corp......................................      54,400         328,100
 *Interliant, Inc......................................      21,500         143,781
 *Interlink Electronics................................      16,900         337,472
 *Interlinq Software Corp..............................       6,200          15,209
 *Interlogix, Inc......................................      17,500         280,547
 *Interlott Technologies, Inc..........................       4,100          52,275
 *Intermagnetics General Corp..........................      21,858         349,728
 Intermet Corp.........................................      31,300         193,669
 *International Aircraft Investors.....................       4,200          23,231
 International Aluminum Corp...........................       2,100          41,737
 *International FiberCom, Inc..........................      46,200         541,406
 *International Microcomputer Software, Inc............       5,100           1,708
 International Multifoods Corp.........................      30,000         579,375
 *International Remote Imaging Systems, Inc............      10,100          13,256
 International Shipholding Corp........................       7,900          56,287
 *International Speciality Products, Inc...............      89,000         522,875
 *International Total Services, Inc....................       5,600           5,432
 *Internet Commerce and Communications, Inc............      23,300          22,936
 *Internet Pictures Corp...............................       2,500           4,453
 *Interneuron Pharmaceuticals, Inc.....................      56,900          84,461
 *Interphase Corp......................................       9,300          82,973
 *Interplay Entertainment Corp.........................      27,500          97,109
 Interpool, Inc........................................      38,000         513,000
 *Interpore International..............................      30,100         114,756
 *Interstate National Dealers Services, Inc............       6,000          35,437
 *Intertan, Inc........................................      40,500         478,406
 Inter-Tel, Inc........................................      42,700         391,639
 *Intervisual Books, Inc. Class A......................       1,000           1,375
 *Intervoice, Inc......................................      55,117         411,655
 *Intest Corp..........................................       9,900          96,525
 *Intevac, Inc.........................................      15,300          61,678
 *IntraNet Solutions, Inc..............................      25,400         939,006
 *Intraware, Inc.......................................      24,500          69,672
 *Intrusion.com, Inc...................................      30,100         254,909
 Invacare Corp.........................................      31,100         855,250
 *Inverness Medical Technology, Inc....................      27,400         950,437
 Investors Title Co....................................       1,400          15,837
 *Invision Technologies, Inc...........................      17,100          32,597
 *Invivo Corp..........................................       6,800          65,450
 *Iomed, Inc...........................................       9,700          50,925
 *Ion Networks, Inc....................................      21,900          14,030
 *Ionics, Inc..........................................      23,800         532,525
 *Iridex Corp..........................................       8,600          64,769
 *Iron Mountain, Inc...................................       6,630         220,033
 Irwin Financial Corp..................................      29,500         449,875
 *Isco, Inc............................................      14,735          86,568
 *Isis Pharmaceuticals, Inc............................      61,400         563,153

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Isle of Capri Casinos, Inc...........................      46,300    $    357,378
 *Isolyser Co., Inc....................................      61,910          73,518
 *I-Stat Corp..........................................      29,200         549,325
 *IT Group, Inc .......................................      36,080         144,320
 *ITC Deltacom, Inc....................................      39,700         202,222
 *ITC Learning Corp....................................       3,800           1,247
 *ITLA Capital Corp....................................       9,200         135,125
 *Itron, Inc...........................................      24,200          97,556
 *ITT Educational Services, Inc........................      38,300         761,212
 *Ivex Packaging Corp..................................      27,500         240,625
 *IVI Checkmate Corp...................................      24,500          59,719
 *iVillage, Inc........................................       4,100           5,253
 *iXL Enterprises, Inc.................................      17,600          21,725
 *IXYS Corp............................................      19,200         250,800
 *J & J Snack Foods Corp...............................      12,700         183,753
 *J. Alexander's Corp..................................       9,600          27,600
 *J. Jill Group, Inc...................................      16,000         227,500
 *Jackpot Enterprises, Inc.............................       8,000          50,500
 Jacksonville Bancorp, Inc.............................       1,600          22,600
 *Jaclyn, Inc..........................................       1,300           3,575
 *Jaco Electronics, Inc................................       8,859          54,818
 *Jacobson Stores, Inc.................................       7,400          28,559
 *Jakks Pacific, Inc...................................      31,600         239,962
 *JDA Software Group, Inc..............................      38,700         466,819
 Jefferies Group, Inc..................................      39,100         977,500
 Jefferson Savings Bancorp, Inc........................      10,000         143,437
 *Jennifer Convertibles, Inc...........................       1,300           2,966
 *JFAX.com, Inc........................................      35,000          22,422
 JLG Industries, Inc...................................      65,700         956,756
 *JLM Industries, Inc..................................       6,100           9,341
 *JMAR Industries, Inc.................................      30,400         120,650
 *Jo-Ann Stores, Inc. Class A..........................       4,500          31,500
 *Jo-Ann Stores, Inc. Class B..........................       3,400          18,275
 *Johnson Outdoors, Inc................................       6,700          39,153
 *Jones Lang LaSalle, Inc..............................      41,200         574,225
 *Jore Corp............................................      10,000          56,562
 *Jos. A. Bank Clothiers, Inc..........................       7,600          29,450
 *Joule, Inc...........................................       1,500           2,062
 *Journal Register Co..................................      51,200         860,800
 *JPM Co...............................................      10,200          14,025
 *JPS Industries, Inc..................................      10,700          43,469
 *Judge.com, Inc.......................................      16,700          19,831
 *Juno Lighting, Inc...................................         980           5,666
 *Juno Online Services, Inc............................      23,500          54,711
 *Jupiter Media Metrix, Inc............................         400           3,756
 *JWGenesis Financial Corp.............................      10,900         114,450
 K Swiss, Inc. Class A.................................      12,100         290,778
 *K2, Inc..............................................      28,675         225,816
 *Kaiser Aluminum Corp.................................     114,400         550,550
 *Kaiser Ventures, Inc.................................       9,500         129,437
 Kaman Corp. Class A...................................      34,900         406,803
 *Kaneb Services, Inc..................................      47,400         257,737
 Kansas City Southern Industries, Inc..................      49,100         414,281
 *Kasper A.S.L., Ltd...................................       5,500           1,031
 Katy Industries, Inc..................................      10,100          73,225
 Kaydon Corp...........................................      26,500         602,875
 Kaye Group, Inc.......................................       3,000          23,437
 *KBK Capital Corp.....................................       5,000          18,750
 Keithley Instruments, Inc.............................       2,000          74,000
 *Kellstrom Industries, Inc............................      19,100          63,269
 Kellwood Co...........................................      38,200         768,775

                                                               SHARES        VALUE+
                                                               ------        ------

 *Kendle International, Inc............................      14,600    $    151,931
 Kennametal, Inc.......................................       9,300         266,794
 *Kennedy-Wilson, Inc..................................      11,800          49,044
 *Kensey Nash Corp.....................................      19,300         185,159
 *Kent Electronics Corp................................      42,700         669,856
 *Kentucky Electric Steel, Inc.........................       2,800           5,294
 Kentucky First Bancorp, Inc...........................         900           9,338
 *Keravision, Inc......................................      26,400          16,088
 *Kevco, Inc...........................................       8,300           4,928
 Kewaunee Scientific Corp..............................       2,000          24,750
 *Key Energy Group, Inc................................      64,500         467,625
 *Key Production Co., Inc..............................      19,600         472,850
 *Key Technology, Inc..................................       6,100          32,406
 *Key Tronic Corp......................................      15,400          64,006
 *Keystone Automotive Industries, Inc..................      23,040         131,400
 *Keystone Consolidated Industries, Inc................      13,000          29,250
 *kforce.com, Inc......................................      75,200         354,850
 *KFX, Inc.............................................      34,900          67,619
 Kimball International, Inc. Class B...................      38,700         581,709
 *Kimmins Corp.........................................       3,400           1,088
 *Kinark Corp..........................................       6,800           6,800
 *Kirby Corp...........................................      39,200         676,200
 *Kit Manufacturing Co.................................         300           1,388
 Klamath First Bancorp, Inc............................       9,900         114,778
 Knape & Vogt Manufacturing Co.........................       3,190          43,962
 *Knight Transportation, Inc...........................      19,300         318,450
 *Koala Corp...........................................      12,000          78,750
 *Komag, Inc...........................................     120,334         110,933
 *Kos Pharmaceuticals, Inc.............................      27,100         604,669
 *Koss Corp............................................       3,300          76,931
 *Krauses Furniture, Inc...............................      23,100          12,994
 *Kroll-O'Gara Co......................................      34,800         202,275
 *Kronos, Inc..........................................      19,600         679,875
 *Krug International Corp..............................       1,048           1,376
 *K-Tel International, Inc.............................      12,700           5,358
 *K-Tron International, Inc............................       6,200         114,506
 *Kulicke & Soffa Industries, Inc......................      40,800         383,138
 *Kushner-Locke Co.....................................      16,600           5,966
 *K-V Pharmaceutical Co. Class A.......................      24,600         650,362
 *K-V Pharmaceutical Co. Class B.......................      12,450         333,037
 *KVH Industries, Inc..................................      10,600          67,906
 *L90, Inc.............................................       6,000          21,844
 *La Jolla Pharmceutical Co............................      31,600         207,375
 *LaBarge, Inc.........................................      18,600          39,525
 *LabOne, Inc..........................................      19,050         122,039
 *Labor Ready, Inc.....................................      70,600         211,800
 *Labtec, Inc..........................................         950           7,363
 Laclede Gas Co........................................      30,200         687,050
 *Laclede Steel Co.....................................       2,700             270
 LaCrosse Footwear, Inc................................       9,000          25,313
 *Ladish Co., Inc......................................      17,400         159,863
 *Lakeland Industries, Inc.............................       2,000          10,000
 *Lakes Gaming, Inc....................................      11,475          86,780
 *Lamson & Sessions Co.................................      21,600         191,700
 Lance, Inc............................................      40,500         416,391
 *Lancer Corp..........................................      10,925          57,356
 *Landair Corp.........................................       4,100          14,606
 Landamerica Financial Group, Inc......................      19,100         573,000
 Landauer, Inc.........................................      12,200         226,920
 *Landec Corp..........................................      17,500          65,078

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Landmark Systems, Inc................................      21,400    $     62,863
 Landrys Seafood Restaurants, Inc......................      31,700         285,300
 *Lands End, Inc.......................................      12,200         304,512
 *Landstar Systems, Inc................................      14,400         778,950
 *Larscom, Inc.........................................      11,500          47,258
 *Laser Pacific Media Corp.............................      12,200          15,441
 *Laser Technology, Inc................................       5,000           5,938
 *Laser Vision Centers, Inc............................      34,400          73,100
 *Laserscope...........................................      15,100          17,931
 *LaserSight Corporation...............................      28,400          59,463
 *Lason, Inc...........................................      27,300          13,923
 *Latitude Communications, Inc.........................      17,200          85,463
 *Launch Media, Inc....................................       2,300           6,828
 Lawrence Savings Bank MA..............................       4,300          39,103
 Lawson Products, Inc..................................      12,800         326,000
 *Layne Christensen Co.................................      20,200          78,906
 *Lazare Kaplan International, Inc.....................      12,000          61,500
 LBP, Inc..............................................       3,200          11,500
 *LCA-Vision, Inc......................................      71,400          94,828
 *LCC International, Inc. Class A......................      18,200         200,769
 *LeadingSide, Inc.....................................      15,100          10,617
 *Leapnet, Inc.........................................      36,622          40,628
 *Learn2.com, Inc......................................      76,415          64,475
 *Learning Tree International, Inc.....................      13,300         459,266
 *Lechters, Inc........................................      17,000           7,703
 *Lecroy Corp..........................................      12,500         176,172
 *Lectec Corp..........................................       5,000           9,141
 Ledger Capital Corp...................................       3,400          33,575
 Lennox International, Inc.............................      20,105         140,735
 Lesco, Inc............................................      13,600         183,600
 *Let's Talk Cellular & Wireless, Inc..................       4,000             360
 *Level 8 Systems, Inc.................................      20,129         152,226
 Libbey, Inc...........................................      18,900         538,650
 Liberty Bancorp, Inc..................................       2,700          23,119
 Liberty Corp..........................................      19,800         746,213
 Liberty Homes, Inc. Class A...........................         200           1,100
 *Liberty Livewire Corp. Class A.......................       4,280          38,788
 *Life Financial Corp..................................      12,000           7,125
 *Lifecell Corp........................................      17,500          35,547
 *Lifecore Biomedical, Inc.............................      20,200         114,888
 *Lifeline Systems, Inc................................       4,100          53,300
 *Lifemark Corporation.................................       5,266          55,951
 Lifetime Hoan Corp....................................      15,062         103,081
 *Ligand Pharmaceuticals, Inc. Class B.................      39,377         493,443
 *Lightbridge, Inc.....................................      26,400         217,800
 *Lightning Rod Software, Inc..........................         580             707
 *LightPath Technologies, Inc..........................      16,400         234,725
 Lillian Vernon Corp...................................      11,600         104,400
 Lilly Industry, Inc. Class A..........................      33,600       1,029,000
 Lincoln Electric Holdings.............................       9,200         162,438
 *Lindal Cedar Homes, Inc..............................       4,482           9,314
 Lindberg Corp.........................................       6,300          50,006
 Lindsay Manufacturer Co...............................      15,700         310,075
 *Lionbridge Technologies, Inc.........................      18,400          97,175
 *Lions Gate Entertainment Corp........................       3,430           5,788
 Liqui Box Corp........................................       4,400         174,625
 *Liquid Audio, Inc....................................      11,700          50,091
 *Lithia Motors, Inc. Class A..........................      12,000         167,250
 *Litronic, Inc........................................       2,200           8,938
 *Littlefield, Adams & Co..............................         900              20
 *Littlefuse, Inc......................................      29,800         762,694

                                                               SHARES        VALUE+
                                                               ------        ------

 *LLEX Oncology, Inc...................................      22,200    $    617,438
 *LLX Resorts, Inc.....................................       2,900           5,619
 *LMI Aerospace, Inc...................................       7,900          16,294
 LNR Property Corp.....................................      32,600         672,375
 *Lodgenet Entertainment Corp..........................      19,500         266,906
 *Lodgian, Inc.........................................      21,900          72,544
 *Loews Cineplex Entertainment Corp....................      68,100          51,075
 *Log On America, Inc..................................         600             656
 *Logic Devices, Inc...................................      10,000          13,438
 *Logility, Inc........................................      20,900          37,555
 *Loislaw.com, Inc.....................................      17,500          17,227
 *Lojack Corp..........................................      25,700         192,750
 Lone Star Steakhouse Saloon...........................      41,500         330,055
 Longs Drug Stores Corp................................      15,700         312,038
 Longview Fibre Co.....................................      72,300         971,531
 *LookSmart, Ltd.......................................      21,400          86,603
 *Lowrance Electronics, Inc............................       2,200           6,600
 LSB Bancshares, Inc. NC...............................       5,156          61,872
 LSI Industries, Inc...................................      14,700         312,375
 LTV Corp..............................................     135,600          67,800
 *LTX Corp.............................................      35,500         424,891
 Luby's Cafeterias, Inc................................      32,900         156,275
 Lufkin Industries, Inc................................       8,200         136,325
 *Luminant Worldwide Corp..............................       3,700           3,700
 *Lumisy, Inc..........................................      14,800          57,813
 *Lund International Holdings, Inc.....................       2,200           4,400
 *Lydall, Inc..........................................      23,700         228,113
 *Lynch Corp...........................................       2,200         105,050
 *Lynch Interactive Corp...............................       4,400         204,600
 *Lynx Therapeutics, Inc...............................      18,200         216,694
 *M.H. Meyerson & Co., Inc.............................       8,300          22,955
 MacDermid, Inc........................................       4,500          84,375
 *Mace Security International, Inc.....................      26,100          29,363
 *Mac-Gray Corp........................................      23,100          83,738
 *Mackie Designs, Inc..................................      16,100         100,625
 *Madden (Steven), Ltd.................................      19,700         144,056
 *Made2Manage Systems, Inc.............................       7,000          18,156
 Madison Gas & Electric Co.............................      25,000         541,406
 MAF Bancorp, Inc......................................      37,000         812,844
 *Magainin Pharmaceuticals, Inc........................      43,600         176,444
 *Magellan Health Services, Inc........................      39,600         116,325
 *Magnetek, Inc........................................      37,200         478,950
 *Magnum Hunter Resources, Inc.........................      32,200         209,300
 *MAI Systems Corp.....................................       7,600           1,900
 *Mail.com, Inc........................................       9,697          10,000
 *Mail-Well, Inc.......................................      80,600         382,850
 *Main Street & Main, Inc..............................      16,000          49,750
 Main Street Bancorp, Inc..............................      13,700         102,750
 Maine Public Service Co...............................       1,700          45,475
 *Mallon Resources Corp................................      12,000          61,125
 *Management Network Group, Inc........................       8,100          63,281
 *Manatron, Inc........................................       1,102           4,580
 *Manchester Equipment Co., Inc........................      12,600          31,106
 *Manhattan Associates, Inc............................      32,000       1,287,000
 Manitowoc Co., Inc....................................      35,150         878,750
 *Manning (Greg) Auctions, Inc.........................       8,900          29,203
 *Mapics, Inc..........................................      28,900         191,463
 *Mapinfo Corp.........................................      19,200         634,800
 *marchFIRST, Inc......................................      17,900          23,214
 Marcus Corp...........................................      21,700         317,363
 *Marimba, Inc.........................................      14,400          73,800

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Marine Transport Corp................................       7,540    $     36,286
 *MarineMax, Inc.......................................      17,500         107,188
 *Marisa Christina, Inc................................       6,700           7,328
 Maritrans, Inc........................................      14,900         104,300
 *Markel Corp..........................................       4,000         595,500
 *Marketing Services, Inc..............................      38,800          59,413
 *MarketWatch.com, Inc.................................      14,800          67,063
 *MarkWest Hydrocarbon, Inc............................       8,500          94,563
 *Marlton Technologies, Inc............................       7,800           6,825
 Marsh Supermarkets, Inc. Class A......................       1,600          25,450
 Marsh Supermarkets, Inc. Class B......................       5,800          74,856
 *Martek Biosciences Corp..............................      26,700         498,956
 *Marten Transport, Ltd................................       4,200          49,350
 *Marvel Enterprises, Inc..............................      22,100          33,150
 *Mascotech, Inc.......................................      60,200               0
 Massbank Corp. Reading, MA............................       4,200         119,700
 *Master Graphics, Inc.................................       5,500             154
 Matec Corp............................................       1,650          12,375
 *Material Sciences Corp...............................      20,500         199,875
 *Mathsoft, Inc........................................       6,300          12,009
 *Matlack Systems, Inc.................................      11,800          11,918
 *Matria Healthcare, Inc...............................      51,600         120,938
 *Matritech, Inc.......................................      40,100         149,122
 *Matrix Bancorp, Inc..................................       9,500          62,344
 *Matrix Pharmaceutical, Inc...........................      36,900         607,697
 *Matrix Service Co....................................      10,800          60,075
 Matthews International Corp. Class A..................      21,300         615,038
 *Mattson Technology, Inc..............................      41,700         396,802
 Maui Land & Pineapple Company, Inc....................       4,300         103,200
 *Maverick Tube Corp...................................      32,500         412,344
 *Max & Ermas Restaurants, Inc.........................       3,300          29,494
 *Maxco, Inc...........................................       4,000          29,000
 *Maxicare Health Plans, Inc...........................      17,900          17,620
 *Maximus, Inc.........................................      32,500         920,156
 *Maxtor Corp..........................................      45,100         263,553
 *Maxwell Shoe Company, Inc............................      11,400         126,825
 *Maxwell Technologies, Inc............................      15,800         229,100
 *Maxxam, Inc..........................................       8,700         132,131
 *Maynard Oil Co.......................................       6,200         110,825
 *Mayor's Jewelers, Inc................................      25,800          80,625
 *Mays (J.W.), Inc.....................................         200           1,809
 *Mazel Stores, Inc....................................      12,700          38,100
 *MB Financial, Inc....................................       7,100          86,088
 *McClain Industries, Inc..............................         266           1,155
 McGrath Rent Corp.....................................      12,600         224,438
 *MCK Communications, Inc..............................       2,700          15,609
 *McMoran Exploration Co...............................      22,164         232,722
 *McNaughton Apparel Group, Inc........................      12,100         173,938
 *MCSI, Inc............................................      19,900         467,650
 MDC Holdings, Inc.....................................      33,900         951,319
 *Meade Instruments Corp...............................      26,200         224,338
 *Meadow Valley Corp...................................       2,400           6,525
 Meadowbrook Insurance Group, Inc......................      11,000          49,500
 *Measurement Specialties, Inc.........................      12,900         306,375
 *Mechanical Dynamics, Inc.............................       8,100          48,600
 *Mechanical Technology, Inc...........................       4,700          18,139
 Medford Bancorp, Inc..................................      10,600         151,713
 *Media 100, Inc.......................................      17,700          42,591
 *Media Arts Group, Inc................................      20,600          86,263
 *MediaBay, Inc........................................      18,800          33,488

                                                               SHARES        VALUE+
                                                               ------        ------

 *Medialink Worldwide, Inc.............................       7,300    $     46,994
 *Medical Action Industries, Inc.......................      14,200          48,813
 *Medical Advisory Systems, Inc........................       3,100          24,413
 *Medical Alliance, Inc................................       7,900          34,069
 *Medical Assurance, Inc...............................      34,450         501,678
 *Medical Resources, Inc...............................       5,235             212
 *Medicalcontrol, Inc..................................       3,500          20,563
 *Medicore, Inc........................................       3,800           2,969
 *Medplus, Inc.........................................       7,400          31,219
 *Medquist, Inc........................................      14,700         262,763
 *Medstone International, Inc..........................       6,000          33,188
 *MEDTOX Scientific, Inc...............................       3,000          31,875
 *Memberworks, Inc.....................................      23,700         504,366
 *MEMC Electronic Materials, Inc.......................      33,600         243,600
 Mentor Corp...........................................      38,000         689,938
 *Mentor Graphics Corp.................................      43,300       1,021,609
 *Mercator Software, Inc...............................      26,400          81,675
 Merchants Bancshares, Inc.............................       5,500         131,656
 Merchants Group, Inc..................................       1,300          22,425
 Merchants New York Bancorp, Inc.......................      25,200         555,975
 *Mercury Air Group, Inc...............................       8,400          44,100
 *Mercury Computer Systems, Inc........................      19,300         597,697
 Meridian Diagnostics, Inc.............................      18,900         107,494
 Meridian Insurance Group, Inc.........................       3,267          93,722
 *Meridian Medical Technology, Inc.....................       4,600          43,125
 *Meridian Resource Corp...............................      69,000         418,313
 *MeriStar Hotels & Resorts, Inc.......................      38,200          88,338
 *Merit Medical Systems, Inc...........................      12,400          72,463
 *Merix Corp...........................................      13,250         259,203
 *Merrimac Industries, Inc.............................       1,160          25,085
 *Mesa Air Group, Inc..................................      53,700         284,442
 *Mesa Labs, Inc.......................................       4,900          29,094
 *Mesaba Holdings, Inc.................................      32,450         414,752
 *Messagemedia, Inc....................................      89,100         100,238
 *Mestek, Inc..........................................       5,400          90,450
 *Meta Group, Inc......................................      16,500          86,109
 *Metacreations Corp...................................      43,900         207,153
 Metals USA, Inc.......................................      57,900         144,750
 *Metatec Corp. Class A................................       7,800          10,481
 Met-Pro Corp..........................................      11,175         121,528
 *Metricom, Inc........................................      27,600         187,163
 *Metro Information Services, Inc......................      19,300         112,181
 *Metro One Telecommunications, Inc....................      18,500         304,672
 *Metrocall, Inc.......................................      36,985          23,694
 MetroCorp. Bancshares, Inc............................       7,100          59,463
 *Metrologic Instruments, Inc..........................       4,900          39,506
 *Metromedia International Group, Inc..................     152,300         453,854
 *Metropolitan Financial Corp..........................       4,100          15,247
 Metrowest Bank........................................      20,000         116,875
 MFB Corp..............................................       1,800          31,275
 *MFRI, Inc............................................       4,800          16,125
 *MGI Pharma, Inc......................................      26,300         522,713
 MI Schottenstein Homes, Inc...........................      10,500         252,000
 *Michael Anthony Jewelers, Inc........................       7,400          13,413
 Michael Foods, Inc....................................      29,200         767,413
 *Micro Component Technology, Inc......................      16,252          49,264
 *Micro Linear Corp....................................      18,700          56,684
 *Microcide Pharmaceuticals, Inc.......................      17,800         115,700
 MicroFinancial, Inc...................................       4,000          42,000
 *Micrografx, Inc......................................      14,700          17,227
 *Micron Electronics, Inc..............................      31,100         164,733

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Micros Systems, Inc..................................      26,700    $    559,866
 *Micros to Mainframes, Inc............................       7,100          14,866
 *Microsemi Corp.......................................      21,500         515,328
 *Microtest, Inc.......................................      13,000          40,016
 *Micro-Therapeutics, Inc..............................      13,800          74,606
 *Microtouch Systems, Inc..............................       9,700         200,972
 *Microvision, Inc.....................................      13,800         271,688
 *Microware Systems Corp...............................      19,500          15,234
 Mid America Banccorp..................................      14,214         344,690
 *Mid Atlantic Medical Services, Inc...................      67,700       1,438,625
 Midas, Inc............................................      26,000         357,500
 Midcoast Energy Resources, Inc........................      16,200         315,900
 *Middleby Corp........................................      14,300          87,811
 Middlesex Water Co....................................       4,200         123,244
 Midland Co............................................       3,300          94,463
 Mid-State Bancshares..................................       3,800         112,338
 *Midway Airlines Corp.................................       9,400          40,244
 *Midway Games, Inc....................................      60,300         463,556
 Midwest Banc Holdings, Inc............................      12,000         175,125
 *Midwest Express Holdings, Inc........................      23,100         366,713
 Midwest Grain Products, Inc...........................      10,400          98,475
 Mikasa, Inc...........................................      16,400         269,575
 *Mikohn Gaming Corp...................................       7,500          43,594
 Milacron, Inc.........................................      54,000         823,500
 *Milestone Scientific, Inc............................       8,800          14,300
 *Miller Industries, Inc...............................      52,400          42,575
 *Miltope Group, Inc...................................      11,000           9,281
 *MIM Corp.............................................      24,600          35,747
 Mine Safety Appliances Co.............................      17,000         404,813
 Minerals Technologies, Inc............................      15,800         533,250
 *Mining Services International Corp...................       2,500           4,219
 Minntech Corp.........................................      10,200          65,981
 Minuteman International, Inc..........................       1,000           8,594
 *MIPS Technologies, Inc...............................      21,700         585,222
 *Miravant Medical Technologies........................      30,200         518,119
 *Misonix, Inc.........................................       7,100          47,703
 Mississippi Chemical Corp.............................      39,142         114,980
 Mississippi Valley Bancshares, Inc....................      12,100         322,919
 *Mitcham Industries, Inc..............................      14,900          58,669
 *Mitek Systems, Inc...................................      11,400           7,303
 *Mity-Lite, Inc.......................................       7,200          49,050
 *MKS Instruments, Inc.................................       4,500          68,484
 *Mobile Mini, Inc.....................................      16,300         324,981
 *Mobius Management Systems, Inc.......................      26,000          80,438
 Mocon, Inc............................................       7,800          48,263
 *Modem Media, Inc.....................................       1,800           7,031
 Modine Manufacturing Co...............................      12,600         340,988
 *Modis Professional Services, Inc.....................      39,000         146,250
 *Modtech Holdings, Inc................................      18,457         119,971
 *Molecular Devices Corp...............................      17,340         843,699
 *Monaco Coach Corp....................................      28,300         428,038
 *Monarch Casino and Resort, Inc.......................      10,400          54,275
 *Monarch Dental Corp..................................      11,000          10,656
 *Mondavi (Robert) Corp. Class A.......................      11,200         555,450
 *Monro Muffler Brake, Inc.............................      10,700          96,634
 Monterey Bay Bancorp, Inc.............................       4,300          43,941
 *Monterey Pasta Co....................................      16,400          85,588
 *Moog, Inc. Class A...................................       9,400         239,700
 *Moog, Inc. Class B...................................       2,000          81,250
 *Moore Medical Corp...................................       3,900          22,913
 Morgan Keegan, Inc....................................      41,200         721,000

                                                               SHARES        VALUE+
                                                               ------        ------

 *Morgan's Foods, Inc..................................         900    $      1,181
 Morrison Management Specialists, Inc..................      16,400         459,200
 *Morton Industrial Group, Inc. Class A................       1,000           2,313
 *Morton's Restaurant Group, Inc.......................       6,200         127,488
 *Mossimo, Inc.........................................      16,600          39,944
 *Mother's Work, Inc...................................       3,300          28,875
 *Motient Corp.........................................      79,200         351,450
 *Motor Car Parts & Accessories, Inc...................       2,500           2,550
 *Motor Cargo Industries, Inc..........................       5,700          38,119
 *Motor Club of America................................         700           6,716
 Movado Group, Inc.....................................      15,200         178,125
 *Movie Gallery, Inc...................................      14,400          50,400
 *MPW Industrial Services Group........................       5,000           9,219
 *MS Carriers, Inc.....................................      18,600         373,163
 *MSC Industrial Direct Co., Inc.
   Class A.............................................      24,400         378,200
 *MSC Software Corp....................................      22,500         179,550
 *MTI Technology Corp..................................      38,300         225,611
 MTS Systems Corp......................................      33,040         206,500
 *Multex.com, Inc......................................       7,800          70,322
 *Multi Color Corp.....................................       1,000           9,656
 *Multiple Zones International, Inc....................      21,400          57,513
 *Musicland Stores Corp................................      51,400         334,100
 Myers Industries, Inc.................................      31,910         386,909
 *Mynd Corp............................................      31,900         309,031
 *MyPoints.com, Inc....................................       2,000           3,063
 Mystic Financial, Inc.................................       1,700          22,631
 *N & F Worldwide Corp.................................      20,700          72,450
 *NABI, Inc............................................      48,300         232,444
 Nacco Industries, Inc. Class A........................       9,100         349,213
 *Nanogen, Inc.........................................      33,100         340,309
 *Nanometrics, Inc.....................................      18,100         247,178
 *Nanophase Technologies Corp..........................      18,800         182,125
 *Napco Security Systems, Inc..........................       2,150           7,659
 *Napro Biotherapeutics, Inc...........................      32,500         229,023
 Nash Finch Co.........................................      14,800         187,313
 Nashua Corp...........................................       7,600          34,675
 *Nastech Pharmaceutical Co., Inc......................       9,900          61,102
 *NATCO Group, Inc. Class A............................      23,800         175,525
 *Nathans Famous, Inc..................................       9,900          27,844
 *National Beverage Corp...............................      20,400         142,800
 National City Bancorp.................................      11,300         183,625
 *National Dentex Corp.................................       4,600          87,113
 *National Equipment Services, Inc.....................      25,200          72,450
 *National Home Centers, Inc...........................       3,000           4,453
 *National Home Health Care Corp.......................       3,815          20,863
 *National Information Consortium, Inc.................       3,800           8,075
 National Penn Bancshares, Inc.........................      22,600         495,788
 National Presto Industries, Inc.......................       9,000         266,063
 *National Processing, Inc.............................      69,700       1,245,888
 *National Research Corp...............................       7,000          26,250
 *National RV Holdings, Inc............................      20,700         188,888
 National Steel Corp. Class B..........................      26,900          47,075
 National Technical Systems, Inc.......................      13,000          34,531
 *National Techteam, Inc...............................      20,500          62,141
 *National Western Life Insurance Co. Class A..........       1,000          88,875
 *NationsRent, Inc.....................................      67,850         118,738
 *Natrol, Inc..........................................      10,000          15,938
 *Natural Alternatives International, Inc..............       5,400          13,163

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Natural Wonders, Inc.................................       5,700    $     10,688
 Natures Sunshine Products, Inc........................      27,159         182,475
 *Nautica Enterprises, Inc.............................      50,500         651,766
 *Navarre Corp.........................................      32,900          38,555
 *Navidec, Inc.........................................       9,900          22,894
 *Navigant Consulting, Inc.............................      57,800         209,525
 *Navigant International, Inc..........................      18,300         152,977
 *Navigators Group, Inc................................       8,700         113,916
 *NBC Internet, Inc. Class A...........................      40,500         175,289
 NBT Bancorp...........................................      23,048         323,392
 *NBTY, Inc............................................      61,600         283,938
 NCH Corp..............................................       7,200         287,100
 *NCI Building Systems, Inc............................      23,800         415,013
 *NCO Group, Inc.......................................      43,532       1,125,030
 *Neff Corp. Class A...................................      25,400          46,038
 Nelson (Thomas), Inc..................................      21,000         124,688
 *Neogen Corp..........................................       6,500          47,125
 *NeoMagic Corp........................................      35,900         101,530
 *NEON Communications, Inc.............................       5,800          34,438
 *NEON Systems, Inc....................................       2,400          14,925
 *Neopharm, Inc........................................      17,800         497,844
 *Neorx Corp...........................................      36,800         252,425
 *Neose Technologies, Inc..............................      23,100         681,450
 *Neotherapeutics, Inc.................................      15,900         102,853
 *Neoware Systems, Inc.................................       6,900          10,027
 *Net Perceptions, Inc.................................      17,000          47,813
 *Net.B@nk, Inc........................................       4,100          27,867
 *Net2000 Communications, Inc..........................      31,300          64,067
 *Net2Phone, Inc.......................................      14,200         170,844
 *Netergy Networks, Inc................................      28,700          68,163
 *Netguru, Inc.........................................      13,500          54,422
 *Netmanage, Inc.......................................     102,900          93,253
 *Netopia, Inc.........................................      24,700         108,063
 *NetRadio Corp........................................      11,000           4,813
 *Netro Corp...........................................      34,600         331,944
 *Netscout System, Inc.................................      24,100         397,650
 *NetSolve, Inc........................................      27,500         206,250
 *Netspeak Corp........................................      22,700         109,244
 *Network Commerce, Inc................................      14,300          18,545
 *Network Equipment Technologies, Inc..................      34,500         245,813
 *Network Peripherals, Inc.............................      24,400         163,938
 *Network Plus Corp....................................      26,100          90,534
 *Network Six, Inc.....................................         275             524
 *Netzee, Inc..........................................       5,500           6,102
 *Neurobiological Technologies, Inc....................       2,700          12,361
 *Neurocrine Biosciences, Inc..........................      28,300         821,584
 *Neurogen Corp........................................      21,800         661,494
 *New American Healthcare Corp.........................         200               3
 *New Brunswick Scientific Co., Inc....................       8,070          40,602
 *New Century Financial Corp...........................      23,500         257,766
 *New Day Runner, Inc..................................       2,140           1,070
 New England Business Services, Inc....................      22,700         358,944
 *New Era of Networks, Inc.............................      32,300         180,173
 New Hampshire Thrift BancShares, Inc..................         200           2,625
 *New Horizons Worldwide, Inc..........................      13,600         213,350
 New Jersey Resources Corp.............................      22,500         905,625
 *New World Coffee - Manhattan Bagel...................      11,000          12,031
 New York Community Bancorp Inc........................      33,200       1,028,163
 *Newcor, Inc..........................................       6,300           8,663

                                                               SHARES        VALUE+
                                                               ------        ------

 *Newmark Homes Corp...................................       8,500    $     83,406
 Newmil Bancorp, Inc...................................       4,700          46,266
 *Newpark Resources, Inc...............................      77,200         583,825
 *Newsedge Corp........................................      23,500          24,969
 *Newtek Capital, Inc..................................       2,500          12,344
 *Nexell Therapeutics, Inc.............................      16,705          55,335
 *NEXIQ Technologies, Inc..............................       5,300          10,600
 *NextCard, Inc........................................      19,700         165,603
 *Nexthealth, Inc......................................       9,000          28,125
 *Niagara Corp.........................................      12,200          31,453
 Nitches, Inc..........................................         785           4,342
 NL Industries, Inc....................................      23,500         525,813
 *NMT Medical, Inc.....................................      16,800          30,450
 NN, Inc...............................................      17,050         143,327
 *Nobel Learning Communities, Inc......................       7,600          53,675
 *Nobility Homes.......................................       6,000          38,250
 Noble International, Ltd..............................       9,200          59,225
 Noel Group Inc........................................       8,000             160
 Noland Co.............................................         200           3,650
 Nordson Corp..........................................      31,800         891,394
 *Norstan, Inc.........................................      14,200          32,838
 *Nortek, Inc..........................................      16,600         377,650
 *North American Scientific, Inc.......................      11,000         205,563
 North Central Bancshares, Inc.........................       2,700          46,997
 North Pittsburgh Systems, Inc.........................      16,700         208,228
 Northeast Bancorp.....................................         900           7,425
 Northeast Pennsylvania Financial Corp.................       5,500          64,625
 Northern Technologies International...................       2,700          17,213
 *Northfield Laboratories, Inc.........................      19,900         184,697
 Northland Cranberries, Inc. Class A...................      27,600          19,406
 Northrim Bank.........................................       7,244          66,102
 Northwest Bancorp, Inc................................      66,300         527,292
 Northwest Natural Gas Co..............................      40,300         967,200
 *Northwest Pipe Co....................................       9,100          85,597
 Northwestern Corp.....................................      32,400         712,800
 *Novadigm, Inc........................................      29,600         253,450
 *Novamed Eyecare, Inc.................................      14,900          24,445
 *Novametrix Medical Systems, Inc......................      12,200          56,425
 *Novavax, Inc.........................................      31,000         241,180
 *Noven Pharmaceuticals, Inc...........................      30,500         796,813
 *Novitron International, Inc..........................       1,430           2,815
 *Novoste Corp.........................................      15,000         383,906
 *NPC International, Inc...............................      28,200         289,050
 *NPS Pharmaceuticals, Inc.............................      33,400       1,296,338
 *NQL, Inc.............................................      19,000          22,859
 *NS Group, Inc........................................      30,100         187,222
 *Nstor Technology.....................................      42,000          73,500
 *NTN Communications, Inc..............................      36,793          29,894
 *Nu Horizons Electronics Corp.........................      24,000         200,625
 *Nucentrix Broadband Networks, Inc....................      14,200         161,525
 *NuCo2, Inc...........................................       8,200          57,144
 *Nuevo Energy Co......................................      28,100         449,600
 NUI Corp..............................................      20,800         600,600
 *Number Nine Visual Technology Corp...................       8,400             147
 *Numerex Corp. Class A................................      17,300         136,238
 *NuSkin Enterprises, Inc..............................      34,200         158,175
 *Nutraceutical International Corp.....................      13,200          24,750
 *Nutramax Products, Inc...............................       3,300             140
 *Nx Networks, Inc.....................................      47,900          50,894

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *NYFIX, Inc...........................................      20,575    $    509,874
 Nymagic, Inc..........................................       8,700         151,706
 *NZ Corp..............................................       6,258          25,814
 *O.I. Corp............................................       2,900           9,516
 Oak Hill Financial, Inc...............................       3,000          47,906
 *Oak Technology, Inc..................................      48,990         590,942
 *Oakley, Inc..........................................      82,600       1,486,800
 Oakwood Homes Corp....................................      61,000          30,500
 *OAO Technology Solutions, Inc........................      29,400          51,450
 *Obie Media Corporation...............................       3,500          19,195
 *Objective Systems Integrators, Inc...................      58,800       1,030,838
 *Oceaneering International, Inc.......................      37,700         600,844
 OceanFirst Financial Corp.............................      16,800         351,225
 *O'Charleys, Inc......................................      21,750         375,867
 *Ocular Sciences, Inc.................................      34,500         449,578
 *Ocwen Financial Corp.................................      96,600         549,413
 *Odetics, Inc. Class A................................         300           2,972
 *Odwalla, Inc.........................................       6,600          66,619
 *Officemax, Inc.......................................      81,100         192,613
 *Offshore Logistics, Inc..............................      33,800         622,131
 *Ogden Corp...........................................      66,300         948,919
 Oglebay Norton Co.....................................       6,400         146,200
 Ohio Casualty Corp....................................      67,900         556,992
 Oil-Dri Corp. of America..............................       5,700          43,997
 *Old Dominion Freight Lines, Inc......................      10,800         107,325
 Olin Corp.............................................      50,200         869,088
 *Olympic Steel, Inc...................................      13,900          33,013
 Omega Financial Corp..................................      11,400         309,581
 *Omega Protein Corp...................................      26,500          41,406
 *Omega Research, Inc..................................      32,100          58,181
 *Omega Worldwide, Inc.................................      19,700          43,709
 *Omni Nutraceuticals, Inc.............................      40,100          52,531
 *Omnova Solutions, Inc................................       1,800           8,888
 *Omtool, Ltd..........................................      19,500          37,781
 *On Assignment, Inc...................................      34,700         855,572
 *On Command Corp......................................      49,600         354,950
 *On Technology Corp...................................      21,100          15,166
 *One Price Clothing Stores, Inc.......................      10,700           9,697
 Oneida, Ltd...........................................      25,200         321,300
 Oneok, Inc............................................       4,300         175,494
 *OneSource Information Services, Inc..................       5,600          56,000
 *On-Point Technology Systems Inc......................       2,633           5,924
 *Ontrack Data International, Inc......................      22,100         131,564
 *Onyx Acceptance Corp.................................       8,700          30,586
 *Onyx Pharmacueticals, Inc............................      24,800         344,100
 *Onyx Software Corp...................................       7,800         110,906
 *Open Market, Inc.....................................      63,200          89,863
 *Opinion Research Corp................................       1,700          10,838
 *Opta Food Ingredients, Inc...........................      13,000          15,844
 *Opti, Inc............................................      18,600          73,819
 *Optical Cable Corp...................................      15,000         165,938
 *Optical Sensors, Inc.................................       9,800           1,531
 *OpticNet, Inc........................................       5,600               0
 *Optika Imaging Systems, Inc..........................      12,000          11,813
 *Option Care, Inc.....................................      16,600         104,788
 *OraSure Technologies, Inc............................      22,400         146,300
 *Oratec Interventions, Inc............................      12,500         103,125
 *Orbit International Corp.............................       1,266             554
 *ORBIT/FR, Inc........................................       7,000          14,656
 *Orbital Sciences Corp................................      59,900         336,938
 Oregon Steel Mills, Inc...............................      30,200          47,188

                                                               SHARES        VALUE+
                                                               ------        ------

 Oregon Trail Financial Corp...........................       4,600    $     61,525
 *O'Reilly Automotive, Inc.............................      59,800       1,003,519
 *Organogenesis, Inc...................................      54,500         371,145
 *Oriole Homes Corp. Class A Convertible...............         800           1,225
 *Oriole Homes Corp. Class B...........................       2,000           2,250
 *Orleans Homebuilders, Inc............................       2,000           4,250
 *Oroamerica, Inc......................................       5,800          44,225
 *Orphan Medical, Inc..................................      13,500         178,453
 *OrthAlliance, Inc....................................      15,800          44,931
 *Orthodontic Centers of America, Inc..................      29,250         888,469
 *Orthologic Corp......................................      44,600         118,469
 Oshkosh B'Gosh, Inc. Class A..........................      20,300         404,097
 Oshkosh Truck Corp. Class B...........................      24,300         959,091
 *Oshman's Sporting Goods, Inc.........................       4,100          38,438
 OSI Pharmaceutical, Inc...............................       7,800         437,531
 *OSI Systems, Inc.....................................      13,000          66,219
 *Osicom Technologies, Inc.............................      18,500         276,344
 *Osmonics, Inc........................................      15,700         116,769
 *Osteotech, Inc.......................................      23,900          97,094
 *Ostex International, Inc.............................      15,000          31,641
 *OTR Express, Inc.....................................         200              69
 Ottawa Financial Corp.................................       8,580         247,748
 Otter Tail Power Co...................................      35,800         850,250
 *Outlook Group Corp...................................       2,400          14,250
 *Outsource International, Inc.........................       6,900           4,636
 *Overland Data........................................      14,300          97,866
 Overseas Shipholding Group, Inc.......................      40,200         899,475
 Owens & Minor, Inc....................................      47,600         666,400
 Owens Corning.........................................      53,800          57,163
 *Owens-Illinois, Inc..................................      32,100          92,288
 Owosso Corp...........................................       6,800          11,050
 Oxford Industries, Inc................................       9,900         162,113
 *Oxigene, Inc.........................................      17,900         152,709
 *Oxis International, Inc..............................       7,900           5,678
 *OYO Geospace Corp....................................         100           1,869
 *P&F Industries, Inc. Class A.........................       1,300           7,759
 *P.F. Chang's China Bistro, Inc.......................      16,600         612,125
 *Pacific Aerospace and Electronics, Inc...............      25,700          19,677
 Pacific Capital Bancorp...............................      11,900         301,963
 Pacific Crest Capital, Inc............................       1,060          13,913
 *Pacific Gateway Exchange, Inc........................      28,000           4,375
 Pacific Northwest Bancorp.............................      23,800         299,731
 *Pacific Sunwear of California, Inc...................      28,600         635,456
 *Pacificare Health Systems, Inc.......................      23,100         292,359
 *Packaged Ice, Inc....................................      26,900          53,800
 *Packeteer, Inc.......................................      20,700         273,628
 *Pagasus Systems, Inc.................................      33,900         335,292
 *Palatin Technologies, Inc............................          62             248
 *Palm Harbor Homes, Inc...............................      31,269         495,418
 *PAM Transportation Services, Inc.....................       6,700          53,286
 *Pameco Corp..........................................       3,166           5,837
 Pamrapo Bancorp, Inc..................................       3,400          66,088
 *Panavision, Inc......................................       3,600          21,825
 *Pancho's Mexican Buffet, Inc.........................       1,666           5,310
 *Panera Bread.........................................      16,900         366,519
 *Panja, Inc...........................................      14,400          75,150
 *Pantry, Inc..........................................       4,500          38,813
 *Papa John's International, Inc.......................      20,000         530,625
 *Par Technology Corp..................................      11,200          22,400

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Paracelsus Healthcare Corp...........................       1,363    $         23
 *Paradyne Networks Corp...............................      10,800          21,769
 *Paragon Technologies, Inc............................       4,700          34,663
 *Parallel Petroleum Corp..............................      23,500          75,641
 *Paravant, Inc........................................      22,700          52,494
 *Parexel International Corp...........................      25,300         214,655
 Paris Corp............................................         200             378
 Park Bancorp, Inc.....................................       1,700          21,728
 Park Electrochemical Corp.............................      22,050         781,397
 *Parker Drilling Co...................................     108,500         434,000
 *Parkervision, Inc....................................      15,500         606,438
 *Park-Ohio Holdings Corp..............................      16,400          84,050
 Parkvale Financial Corp...............................       7,500         156,094
 *Parlex Corp..........................................       6,900          82,800
 *Parlux Fragrances, Inc...............................      15,400          29,116
 *Patient Infosy.......................................       8,800           2,596
 Patina Oil & Gas Corp.................................      27,034         484,922
 Patrick Industries, Inc...............................       7,900          40,981
 Patriot Bank Corp.....................................       8,700          53,288
 *Patriot Transportation Holding, Inc..................       2,500          40,156
 *Patterson Energy, Inc................................      37,780         880,746
 Paula Financial, Inc..................................       6,600          11,138
 *Paul-Son Gaming Corp.................................       4,100           5,638
 *Paxar Corp...........................................      65,000         544,375
 *Paxson Communications Corp...........................      76,700         743,031
 *Payless Cashways, Inc................................         160             175
 *PBOC Holdings, Inc...................................      29,500         264,578
 *PC Connection, Inc...................................       7,350         125,869
 *PCD, Inc.............................................      12,000          99,000
 *P-Com, Inc...........................................      93,000         310,969
 *PDS Financial Corp...................................       1,100           1,770
 *Peapod, Inc..........................................      25,100          52,945
 *Pediatric Services of America, Inc...................       4,800          21,150
 *Pediatrix Medical Group, Inc.........................      22,100         386,750
 Peerless Manufacturing Co.............................       1,600          22,250
 *Peerless Systems Corp................................      17,900          17,620
 *Pegasystems, Inc.....................................      42,700         166,797
 *Pemco Aviation Group, Inc............................         950          12,825
 Penford Corp..........................................      10,400         103,350
 Penn Engineering & Manufacturing Corp. Class A........         600          19,875
 Penn Engineering & Manufacturing Corp. Non-Voting.....       7,500         285,469
 *Penn National Gaming, Inc............................      24,000         387,000
 *Penn Traffic Company.................................          93             363
 *Penn Treaty American Corp............................       8,500         142,375
 Penn Virginia Corp....................................      10,500         285,469
 *Pennaco Energy, Inc..................................      31,200         360,750
 Penn-America Group, Inc...............................      10,000          69,375
 Pennfed Financial Services, Inc.......................      11,100         151,931
 *Pentacon, Inc........................................      16,900          19,013
 Penton Media, Inc.....................................      21,400         564,425
 *Penwest Pharmaceuticals Company......................      17,000         153,000
 Peoples Bancorp, Inc..................................         300           4,472
 Peoples Bancshares, Inc. Massachusetts................       4,300          60,469
 Pep Boys - Manny, Moe & Jack..........................      91,900         373,344
 *Perceptron, Inc......................................      12,550          27,649
 *Performance Food Group Co............................      17,500         789,688
 *Performance Technologies, Inc........................      21,200         316,675
 *Pericom Semiconductor Corp...........................      22,300         347,044

                                                               SHARES        VALUE+
                                                               ------        ------

 *Perini Corp..........................................      23,700    $     88,875
 *Perrigo Co...........................................     102,700         720,505
 *Perry Ellis International, Inc.......................       8,700          46,491
 *Per-Se Technologies, Inc.............................      47,800         129,209
 *Persistence Software, Inc............................       1,100           7,459
 *Personnel Group of America, Inc......................      32,600          69,275
 *Pervasive Software, Inc..............................      20,800          34,450
 *Petrocorp, Inc.......................................       6,900          66,413
 *Petroglyph Energy, Inc...............................       4,400          11,894
 *Petroleum Development Corp...........................      25,800         134,644
 *PetSmart, Inc........................................     150,400         408,900
 PFF Bancorp, Inc......................................      18,100         325,234
 *Pfsweb, Inc..........................................      18,242          13,396
 *Pharmaceutical Products Development Service Co.......      34,770       1,270,192
 *Pharmaceutical Resources, Inc........................      39,600         242,550
 *Pharmacopeia, Inc....................................      36,700         794,784
 *Pharmacyclics........................................      16,300         702,428
 *Pharmanetics, Inc....................................      12,100         145,578
 *PharmaPrint, Inc.....................................      13,900           1,251
 *Pharmchem Laboratories, Inc..........................       7,500          26,133
 *Phar-Mor, Inc........................................      14,200          14,200
 *Pharmos Corp.........................................       6,200          13,466
 *Philadelphia Consolidated Holding Corp...............      17,000         461,125
 Phillips-Van Heusen Corp..............................      43,700         562,638
 *Phoenix Gold International, Inc......................       1,000           1,625
 *Phoenix International, Ltd...........................      10,550          11,209
 Phoenix Investment Partners, Ltd......................      57,700         890,744
 *Phoenix Technologies, Ltd............................      41,500         592,672
 *Phonetel Technologies, Inc...........................         112              20
 *Photo Control Corp...................................       1,000           2,406
 *Photoelectron Corp...................................       8,600          34,400
 *Photon Dynamics, Inc.................................      20,200         451,344
 *PhotoWorks, Inc......................................      26,300          36,984
 *Photronics, Inc......................................      36,700         592,934
 *Physiometrix, Inc....................................       7,200         116,775
 Piccadilly Cafeterias, Inc............................      14,700          23,888
 *Pico Holdings, Inc...................................      21,600         259,875
 *Picturetel Corp......................................      65,500         288,609
 *Pierre Foods, Inc....................................       7,600          10,213
 Pilgrim Pride Corp....................................      38,600         299,150
 Pilgrim's Pride Corp..................................      12,900          70,950
 *Pillowtex Corp.......................................      23,817          11,909
 *Pilot Network Services, Inc..........................      21,300          29,288
 *Pinnacle Entertainment, Inc..........................      39,400         829,863
 *Pinnacle Global Group, Inc...........................       1,400           5,819
 *Pinnacle Systems, Inc................................      45,700         406,302
 Pioneer Standard Electronics, Inc.....................      49,300         490,689
 Pitt-Des Moines, Inc..................................       9,600         307,200
 Pittston Brink's Group................................      15,018         227,147
 Pizza Inn, Inc........................................      11,600          29,544
 *PJ America, Inc......................................       8,100          57,713
 *Plains Resources, Inc................................      25,300         458,563
 *Planar Systems, Inc..................................      17,200         390,225
 *PlanetCAD, Inc.......................................      15,350          17,269
 *Plato Learning, Inc..................................      12,200         220,744
 *Play By Play Toys and Novelties, Inc.................       5,900           3,688
 *Playboy Enterprises, Inc. Class A....................       6,600          59,813
 *Playboy Enterprises, Inc. Class B....................      32,300         345,206
 *Playtex Products, Inc................................      23,300         208,244

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Pliant Systems, Inc..................................      10,600    $     30,641
 *PLM International, Inc...............................       5,100          11,156
 *PLX Technology, Inc..................................      14,700         226,013
 *PMCC Financial Corp..................................       2,600           9,750
 PMR Corp..............................................       7,500          12,891
 Pocahontas Bancorp, Inc...............................       7,700          55,344
 *Point West Capital Corp..............................       3,400           3,931
 Polaris Industries, Inc...............................      15,000         552,188
 Polaroid Corp.........................................      36,500         273,750
 *Polymedica Industries, Inc...........................      14,500         333,047
 Polymer Group, Inc....................................      48,400         272,250
 Polyone Corp..........................................     114,000         634,125
 *Polyvision Corp......................................      18,100          24,888
 *Pomeroy Computer Resource, Inc.......................      19,500         264,469
 Pope & Talbot, Inc....................................      20,400         272,850
 *Porta Systems Corp...................................      12,300           7,688
 *Possis Medical, Inc..................................      26,500         145,750
 *Powell Industries, Inc...............................      10,900         114,450
 *Power Intergrations, Inc.............................      37,600         455,900
 *Powercerv Corp.......................................      15,800           7,406
 *PPT Vision, Inc......................................       6,800          27,625
 *Prandium, Inc........................................      21,564           1,801
 Precision Castparts Corp..............................       9,800         346,063
 Premier Financial Bancorp.............................       7,100          43,488
 *Premier Laser Systems, Inc. Class A..................       9,900             149
 Premier National Bancorp..............................      21,751         451,333
 *Pre-Paid Legal Services, Inc.........................      31,550         912,978
 Presidential Life Corp................................      41,900         650,759
 *Presstek, Inc........................................      45,600         585,675
 *Preview Systems, Inc.................................         300             881
 *Previo, Inc..........................................       7,075          27,858
 *PRI Automation, Inc..................................      21,000         372,094
 *Pricesmart, Inc......................................       4,400         129,525
 *Pride International, Inc.............................      11,400         215,888
 *Prima Energy Corp....................................      13,575         513,729
 *Prime Hospitality Corp...............................      69,300         710,325
 *Prime Medical Services, Inc..........................      21,100         124,622
 Primesource Corp......................................       6,281          29,246
 Primex Technologies, Inc..............................      16,700         528,659
 *Primix Solutions, Inc................................      20,500          25,625
 *Primus Knowledge Solutions, Inc......................       3,900          28,580
 *Primus Telecommunications Group, Inc.................      39,800         128,106
 *Princeton Video Image, Inc...........................      13,800          40,106
 *Printronix, Inc......................................       8,900          76,763
 *Printware, Inc.......................................       4,000           9,125
 *Priority Healthcare Corp.............................          76           2,047
 *ProBusiness Services, Inc............................      32,800       1,059,850
 *Procom Technology, Inc...............................      18,300         232,181
 *Procurenet, Inc......................................      19,700               0
 *Prodigy Communications Corp..........................     135,000         341,719
 *Professional Bancorp, Inc............................       2,020          14,898
 *Professional Detailing, Inc..........................      19,000       2,444,469
 *Professionals Group, Inc.............................      11,250         271,406
 *Profit Recovery Group International, Inc.............      24,300         148,458
 *Progenics Pharmaceuticals, Inc.......................      18,500         433,594
 *Programmers Paradise, Inc............................       6,600          18,563
 Progress Financial Corp...............................       7,560          62,843
 *Progress Software Corp...............................      57,000         735,656
 *Project Software & Development, Inc..................      29,300         293,458

                                                               SHARES        VALUE+
                                                               ------        ------

 Promistar Financial Corp..............................      28,088    $    471,352
 *Prophet 21, Inc......................................       5,100          37,134
 *ProsoftTraining.com..................................      11,400          96,009
 *Protection One, Inc..................................      89,500          83,906
 *Provant, Inc.........................................      29,400         199,369
 Providence & Worcester Railroad Co....................       1,600           9,700
 Provident Bancorp, Inc................................       5,200          83,525
 Provident Bankshares Corp.............................      40,931         770,014
 *Provident Financial Holdings, Inc....................       5,100          94,509
 *Province Healthcare Co...............................      28,350       1,046,292
 *Proxymed, Inc........................................      19,800          19,491
 *PRWW, Ltd............................................       9,700          57,594
 *PSC, Inc.............................................      18,900          29,531
 *PSS World Medical, Inc...............................      99,600         308,138
 Psychemedics Corp.....................................      32,600         163,000
 *PTEK Holdings, Inc...................................      66,700         129,231
 Public Service Co. of New Mexico......................      45,300       1,095,694
 Pulaski Financial Corp................................       3,100          30,613
 Pulte Corp............................................      21,200         818,850
 *Puma Technology, Inc.................................      37,700         256,831
 *Pure Resources, Inc..................................      16,563         291,923
 *Pure World, Inc......................................      10,700          17,722
 *PW Eagle, Inc........................................       5,000          37,500
 Pyramid Breweries, Inc................................       5,700          12,291
 *Qad, Inc.............................................      44,600          80,838
 *QC Optics, Inc.......................................       3,200           2,400
 *QEP Co., Inc.........................................       2,025           9,745
 *QRS Corp.............................................      20,500         148,305
 *Quad Systems Corp....................................       4,600           2,731
 *QuadraMed Corp.......................................      33,706          36,866
 Quaker Chemical Corp..................................      11,400         203,775
 *Quaker City Bancorp, Inc.............................       2,187          44,834
 *Quaker Fabric Corp...................................      24,250         100,031
 *Quality Dining, Inc..................................      13,700          35,534
 *Quality Systems, Inc.................................       8,000          63,500
 Quanex Corp...........................................      20,800         392,600
 *Quentra Network Systems, Inc.........................      21,600          11,475
 *Questcor Pharmaceuticals, Inc........................      26,800          23,450
 *Questron Technology, Inc.............................       7,600          26,006
 *Quicklogic Corp......................................      21,000         146,344
 *Quidel Corp..........................................      39,300         195,272
 *Quigley Corp.........................................      12,000          10,313
 *Quiksilver, Inc......................................      33,800         703,463
 *Quipp, Inc...........................................       2,400          59,100
 Quixote Corp..........................................      10,400         172,250
 *Quokka Sports, Inc...................................      56,400          77,550
 *Quorum Health Group, Inc.............................      71,500       1,043,453
 *R & B, Inc...........................................       9,800          18,988
 *R H Donnelley Corp...................................      48,500       1,109,438
 *Racing Champions Corp................................      19,100          22,084
 *Radiance Medical Systems, Inc........................      19,200         111,000
 *Radiant Systems, Inc.................................      44,100         886,134
 *Radio One, Inc.......................................       4,800          50,850
 *Radiologix, Inc......................................      21,200         144,425
 *RadiSys Corp.........................................       6,962         182,535
 *Radyne ComStream, Inc................................       8,000          39,250
 *Rag Shops, Inc.......................................       2,415           5,509
 *Railamerica, Inc.....................................      29,700         179,128
 *RailWorks Corp.......................................      16,300          31,072
 *Rainbow Rentals, Inc.................................       8,300          53,431
 *Rainbow Technologies, Inc............................      31,600         540,163

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ralcorp Holdings, Inc................................      42,100    $    594,663
 *Ramp Networks, Inc...................................      12,800          47,600
 *Ramsay Youth Services, Inc...........................       6,400           7,100
 *Ramtron International Corp...........................       5,760          29,790
 *Range Resources Corp.................................      66,900         275,963
 *Rare Hospitality International, Inc..................      23,821         615,637
 *Rare Medium Corp.....................................      44,300         114,903
 Raven Industries, Inc.................................       5,200          84,013
 *Ravisent Technologies, Inc...........................       4,500           8,367
 *Rawlings Sporting Goods, Inc.........................      12,700          71,834
 *Rayovac Corp.........................................      49,600         703,700
 *Raytech Corp.........................................       2,400           4,950
 *Raytel Med Corp......................................      10,400           9,425
 *RCM Technologies, Inc................................      16,300          73,859
 *RDO Equipment Co. Class A............................       7,400          16,188
 *Reading Entertainment, Inc...........................       8,600          21,231
 *Read-Rite Corp.......................................      77,700         251,311
 *Recoton Corp.........................................      18,800         164,500
 *Redhook Ale Brewery, Inc.............................       7,900          12,467
 Redwood Empire Bancorp................................       4,200          90,038
 *Reebok International, Ltd............................      51,900       1,106,119
 *Reeds Jewelers, Inc..................................         440             605
 Regal Beloit Corp.....................................      30,300         469,650
 *Regeneron Pharmaceuticals, Inc.......................      18,000         437,063
 *Regent Communications, Inc...........................      65,500         311,125
 Regis Corp............................................      65,200       1,024,863
 *Register.Com, Inc....................................      22,000         130,281
 *Rehabcare Group, Inc.................................      23,600       1,020,700
 *Rehabilicare, Inc....................................      11,600          29,363
 *Reliability, Inc.....................................       9,900          28,153
 Reliance Steel and Aluminum Co........................      41,600         998,400
 *Reliv International, Inc.............................       7,750          12,352
 *Relm Wireless Corp...................................       7,600           6,650
 *Remec, Inc...........................................      12,450         168,464
 *Remedy Corp..........................................      51,100         823,988
 *RemedyTemp, Inc......................................       9,900          88,791
 *Remington Oil & Gas Corp.............................      34,400         292,938
 *Renaissance Worldwide, Inc...........................      64,900          56,788
 *Rent-A-Center, Inc...................................      34,000         833,000
 *Rentrak Corp.........................................      13,600          36,125
 *Rent-Way, Inc........................................      30,200         115,138
 *Repligen Corp........................................      36,000         147,375
 *Reptron Electronics, Inc.............................      10,000          74,375
 Republic Bancorp, Inc.................................      67,653         536,998
 Republic Bancorp, Inc. Class A........................      18,900         120,488
 *Republic Bankshares, Inc.............................      15,700         138,356
 *Republic First Bancorp, Inc..........................       7,234          28,823
 Republic Security Financial Corp......................      77,982         510,538
 *Res-Care, Inc........................................      34,750         146,059
 *ResMed, Inc..........................................      16,300         571,519
 *ResortQuest International, Inc.......................      22,100         154,700
 Resource America, Inc.................................      32,700         268,242
 Resource Bancshares Mortgage Group, Inc...............      28,408         165,122
 *Respironics, Inc.....................................      46,400       1,136,800
 *Restoration Hardware, Inc............................      24,500          42,875
 *Revlon, Inc..........................................      27,700         128,113
 *Rex Stores Corp......................................      10,400         155,350
 *Rexhall Industries, Inc..............................       1,771           8,966
 *RF Monolithics, Inc..................................      11,300          50,850
 *Rhythms NetConnections, Inc..........................       8,900           9,595

                                                               SHARES        VALUE+
                                                               ------        ------

 *Ribozyme Pharmaceuticals.............................      25,200    $    363,038
 *Rica Foods, Inc......................................       1,300          18,119
 Richardson Electronics, Ltd...........................      15,200         187,150
 Richmond County Financial Corp........................      39,600         829,125
 *Riddell Sports, Inc..................................       9,255          28,922
 Riggs National Corp...................................      50,400         587,475
 *Right Management Consultants, Inc....................       6,300          75,009
 *Right Start, Inc.....................................       6,900           7,978
 *Rightchoice Managed Care, Inc. Class A...............       2,400          69,750
 *Rimage Corp..........................................      10,200          90,206
 *Riverside Group, Inc.................................       1,000           1,750
 Riverview Bancorp, Inc................................       6,400          52,800
 Rivianna Foods, Inc...................................      18,100         327,497
 *Riviera Holdings Corporation.........................       5,000          35,625
 RLI Corp..............................................      14,100         565,763
 *RMH Teleservices, Inc................................      13,400         195,138
 *Roadhouse Grill, Inc.................................      11,600          25,738
 Roadway Express, Inc..................................      24,700         479,334
 Roanoke Electric Steel Corp...........................      15,300         154,434
 Robbins & Myers, Inc..................................      15,300         363,375
 *Robinson Nugent, Inc.................................       8,100         153,647
 *Robocom Systems, Inc.................................         800             625
 *Robotic Vision Systems, Inc..........................      52,800         188,925
 *Rochester Medical Corp...............................       7,400          43,475
 *Rock of Ages Co......................................       5,000          20,938
 Rock-Tenn Co. Class A.................................      27,300         177,450
 *Rocky Mountain Chocolate Factory.....................       1,900           6,472
 *Rocky Shoes & Boots, Inc.............................       4,900          21,131
 *Rofin-Sinar Technologies, Inc........................      18,500         160,719
 *Rogers Corp..........................................      23,900         869,363
 *Rogue Wave Software, Inc.............................      17,100          74,813
 *Rohn Industries, Inc.................................      84,400         312,544
 Rollins Truck Leasing Corp............................      94,500         602,438
 Rollins, Inc..........................................      41,500         868,906
 *Rottlund, Inc........................................       2,300          10,063
 Rouge Industries, Inc. Class A........................      19,500          36,563
 Rowe Furniture Corp...................................      16,900          47,531
 *Royal Appliance Manufacturing Co.....................      21,700         108,500
 Royal Bancshares of Pennsylvania Class A..............       3,791          57,457
 *Royal Energy, Inc....................................       2,300           9,847
 Royal Gold, Inc.......................................      23,200          59,450
 *Royal Precision, Inc.................................         550           1,323
 RPC, Inc..............................................      37,700         480,675
 *RTI International Metals, Inc........................      25,100         327,869
 *RTW, Inc.............................................      13,600          56,950
 *Rubio's Restaurants, Inc.............................       5,000          25,625
 Ruby Tuesday, Inc.....................................      74,400       1,129,950
 Ruddick Corp..........................................      57,900         702,038
 *Rudolph Technologies, Inc............................       6,000         144,000
 *Rural Cellular Corp. Class A.........................      10,400         372,775
 *Rural/Metro Corp.....................................      14,000          27,125
 *Rush Enterprises, Inc................................       7,200          28,238
 Russ Berrie & Co., Inc................................      26,100         551,363
 Russell Corp..........................................      29,300         488,944
 *RWD Technologies, Inc................................      17,400          63,347
 *Ryans Family Steak Houses, Inc.......................      53,200         470,488
 Ryerson Tull, Inc.....................................      37,100         278,250
 Ryland Group, Inc.....................................      15,700         549,500
 *S&K Famous Brands, Inc...............................       6,500          44,484

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 S&T Bancorp, Inc......................................      36,100    $    708,463
 *S1 Corporation.......................................      22,501         122,349
 *SafeNet, Inc.........................................      10,500         395,391
 *Safety Components International, Inc.................       4,100             123
 *Saga Communications, Inc. Class A....................      20,100         306,525
 *SAGA Systems, Inc....................................      48,819         546,163
 *Sage, Inc............................................       3,818          58,582
 *Salient 3 Communications, Inc.
   Class A.............................................       3,400           7,544
 *Salton/Maxim Housewares, Inc.........................      18,900         341,381
 *Sames Corp...........................................       3,800          51,538
 *Samsonite Corp.......................................      22,318          57,539
 *San Filippo (John B.) & Son, Inc.....................       5,000          18,438
 *Sanchez Computer Associates, Inc.....................      37,200         437,100
 Sanderson Farms, Inc..................................      19,200         137,400
 *Sands Regent Casino Hotel............................       2,000           5,125
 Sandy Spring Bancorp, Inc.............................       1,000          21,906
 *Sangstat Medical Corp................................      29,100         229,163
 *Santa Cruz Operation, Inc............................      50,100          83,761
 *Satcon Technology Corp...............................      21,900         229,266
 *Saucony, Inc. Class A................................       3,500          34,563
 *Saucony, Inc. Class B................................       4,600          43,700
 Sauer, Inc............................................      49,900         361,775
 *SBE, Inc.............................................       4,200          25,200
 *SBS Technologies, Inc................................      19,100         531,219
 *ScanSoft, Inc........................................      54,118          49,044
 *ScanSource, Inc......................................       9,000         435,094
 *SCC Communications Corp..............................      17,700          95,138
 Schawk, Inc. Class A..................................      25,200         218,925
 *Scheid Vineyards, Inc................................       2,300           7,619
 *Schein (Henry), Inc..................................      49,000       1,295,438
 *Schick Technologies, Inc.............................       9,000           8,145
 *Schieb (Earl), Inc...................................       2,200           6,325
 *Schlotzskys, Inc.....................................       9,600          33,450
 *Schmitt Industries, Inc..............................      10,300          23,175
 Schnitzer Steel Industries, Inc.
   Class A.............................................       7,200         101,700
 *Schuff Steel Company.................................       6,000          18,000
 *Schuler Homes, Inc...................................      20,100         185,297
 Schulman (A.), Inc....................................      49,200         595,013
 Schultz Sav-O Stores, Inc.............................       7,700          83,738
 Schweitzer-Maudoit International, Inc.................      20,100         349,238
 *Sciclone Pharmaceuticals, Inc........................      50,600         201,609
 *Scientific Learning Corp.............................       1,400           6,169
 Scientific Technologies, Inc..........................       6,700          49,831
 *Scios-Nova, Inc......................................      59,487       1,165,573
 *SCM Microsystems, Inc................................      12,400         425,863
 *Scott Technologies, Inc..............................      24,300         486,000
 *Scotts Co. Class A...................................       5,100         161,288
 *SCP Pool Corp........................................      27,200         735,250
 SCPIE Holdings, Inc...................................      14,700         305,944
 Seaboard Corp.........................................       1,400         222,600
 *Seachange International, Inc.........................      36,100         841,581
 Seacoast Banking Corp. Class A........................       1,500          36,656
 Seacoast Financial Services Corp......................       5,746          56,742
 *Seacor Smit, Inc.....................................      27,200       1,142,400
 *Secom General Corp...................................         140             317
 Second Bancorp, Inc...................................      13,000         207,594
 *Secure Computing Corp................................      37,300         437,109
 *Security Associates International, Inc...............       5,700           9,975
 *SED International Holdings, Inc......................       9,450          12,108

                                                               SHARES        VALUE+
                                                               ------        ------

 *Sedona Worldwide, Inc................................       2,502    $        231
 *SEEC, Inc............................................       9,800          24,959
 *Segue Software, Inc..................................      23,400          78,244
 *Seitel, Inc..........................................      38,400         537,600
 Selas Corp. of America................................       4,750          15,734
 *Select Comfort Corp..................................      20,000          39,688
 Selective Insurance Group, Inc........................      37,500         753,516
 SEMCO Energy, Inc.....................................      28,500         448,875
 *Semitool, Inc........................................      42,400         455,800
 *SEMX Corp............................................       9,800          44,100
 *Seneca Foods Corp. Class A...........................         200           2,575
 *Seneca Foods Corp. Class B...........................       1,300          16,900
 *Sensory Science Corp.................................      21,800          13,625
 *Sequa Corp. Class A..................................       7,800         350,513
 *Sequa Corp. Class B..................................       2,600         158,925
 *SeraCare, Inc........................................      10,200          35,700
 *SeraNova, Inc........................................      20,900          62,373
 *Serologicals Corp....................................      20,950         200,334
 *Service Corp. International..........................     131,000         245,625
 *Servotronics, Inc....................................       1,100           3,575
 Sevenson Environmental Services, Inc..................       2,288          27,027
 *Shared Technologies Cellular, Inc....................      10,100           3,630
 *Sharper Image Corp...................................      19,300         321,466
 *Shaw Group, Inc......................................      19,800       1,220,175
 *Sheffield Medical Technologies, Inc..................      39,050         136,675
 *Sheldahl, Inc........................................      17,000          51,266
 *Shells Seafood Restaurants, Inc......................       4,400           3,047
 *Shiloh Industries, Inc...............................      10,100          48,291
 *Shoe Carnival, Inc...................................      18,100          80,319
 *Shoe Pavilion, Inc...................................       6,200          11,044
 *Sholodge, Inc........................................       5,800          31,175
 *Shop At Home, Inc....................................      44,100          54,436
 *Shopko Stores, Inc...................................      55,400         335,863
 Shoreline Financial Corp..............................       8,077         102,982
 *ShowCase Corp........................................       7,700          39,222
 *Shuffle Master, Inc..................................      10,100         212,100
 *SICOR, Inc...........................................      54,400         814,300
 Siebert Financial Corp................................      30,000         137,344
 *Sierra Health Services, Inc..........................      35,136         103,212
 *SierraCities.com, Inc................................      26,700          70,088
 Sifco Industries, Inc.................................       5,400          27,000
 *Sigma Designs, Inc...................................      26,100          51,384
 *Sigmatron International, Inc.........................       2,200           3,713
 *Signal Technology Corp...............................      12,700         153,988
 *Signature Eyewear, Inc...............................       3,600           2,531
 *Silgan Holdings, Inc.................................      15,000         113,438
 *Silicon Graphics, Inc................................      92,000         368,000
 *Silicon Valley Group, Inc............................       8,100         208,322
 *Silver Stream Software, Inc..........................       7,400         134,819
 *Silverleaf Resorts, Inc..............................      14,900          41,906
 *Simione Central Holdings, Inc........................       2,035           5,037
 Simmons First National Corp. Class A..................       4,550          87,872
 *Simon Transportation Services, Inc...................       6,100          33,550
 Simpson Industries, Inc...............................      28,550         361,336
 *Simpson Manufacturing Co., Inc.......................      13,100         620,613
 *Simula, Inc..........................................      17,300          44,331
 *Sipex Corp...........................................      30,800         779,625
 *Sitel Corp...........................................     115,100         266,169
 *Sizzler International, Inc...........................      35,500          53,250
 SJNB Financial Corp...................................       1,500          52,125

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 SJW Corp..............................................       3,600    $    405,000
 Skyline Corp..........................................      11,300         229,531
 *SkyMall, Inc.........................................      16,800          22,838
 Skywest, Inc..........................................      18,800       1,116,838
 SL Industries, Inc....................................       9,200         100,050
 SLI, Inc..............................................      59,600         406,025
 *Smart & Final Food, Inc..............................      32,900         252,919
 *SMC Corp.............................................       5,600          14,000
 Smith (A.O.) Corp.....................................      22,900         380,713
 Smith (A.O.) Corp. Convertible
   Class A.............................................       3,750          63,281
 *Smith Micro Software, Inc............................      23,900          34,730
 *Smith-Gardner & Associates, Inc......................       5,600          14,263
 *Smithway Motor Express Corp.
   Class A.............................................       4,700           8,666
 *Socrates Technolgies Corp............................      18,400           1,104
 *Softnet Systems, Inc.................................      45,000          94,219
 *Software Spectrum, Inc...............................       3,900          30,956
 *Sola International, Inc..............................      31,100         112,738
 *Somnus Medical Technologies, Inc.....................      19,700          18,161
 *Sonic Automotive, Inc................................      42,500         340,000
 *Sonic Corp...........................................      28,100       1,097,656
 *Sonic Foundry, Inc...................................      40,300         114,603
 *Sonic Solutions......................................      15,800          25,675
 *SONICblue, Inc.......................................      27,076         152,726
 *Sonosight, Inc.......................................       3,633          58,696
 *Sonus Pharmaceuticals, Inc...........................      11,800           8,481
 *SOS Staffing Services, Inc...........................      15,300          27,253
 *Sound Advice, Inc....................................       4,800          33,300
 *Source Information Management, Inc...................      15,900          82,481
 *Source Media, Inc....................................      27,400          37,247
 South Financial Group, Inc............................      51,427         499,003
 South Jersey Industries, Inc..........................      16,000         470,000
 Southern Banc Company, Inc............................         200           1,850
 *Southern Energy Homes, Inc...........................      11,925          13,043
 *Southern Union Co....................................      32,925         693,483
 *Southwall Technologies, Inc..........................      11,000          67,375
 Southwest Bancorp, Inc................................       4,000          53,750
 *Southwest Bancorporation of Texas, Inc...............      36,800       1,311,000
 Southwest Gas Corp....................................      31,400         612,300
 Southwest Securities Group, Inc.......................      25,380         509,186
 Southwest Water Co....................................       9,700         130,950
 Southwestern Energy Co................................      29,900         229,856
 *Spacehab, Inc........................................      15,800          51,103
 *Spacelabs Medical, Inc...............................      15,300         206,072
 Span-American Medical System, Inc.....................       2,400           9,375
 *SPAR Group, Inc......................................       1,500             984
 Spartan Motors, Inc...................................      15,200          42,275
 *Spartan Stores, Inc..................................       8,700          51,928
 Spartech Corp.........................................      26,800         326,625
 *Sparton Corp.........................................       7,200          34,200
 *Special Metals Corp..................................      16,100          43,269
 *SpectraLink Corp.....................................      32,700         289,191
 *Spectranetics Corp...................................      34,202          54,509
 *Spectra-Physics Laser, Inc...........................      24,800         635,500
 *Spectrian Corp.......................................      15,000         176,719
 *Spectrum Control, Inc................................      15,400         184,319
 *SpectRx, Inc.........................................       8,900          72,869
 *SpeedFam-IPEC, Inc...................................      46,652         264,604
 *Speedway Motorsports, Inc............................      10,000         193,125

                                                               SHARES        VALUE+
                                                               ------        ------

 *Speizman Industries, Inc.............................       2,900    $      1,677
 *Spherion Corporation.................................      24,300         256,669
 *Spinnaker Industries, Inc............................       4,000          33,250
 *Spire Corp...........................................       4,600          37,375
 *Sport Chalet, Inc....................................       2,700          17,550
 *Sport Supply Group, Inc..............................      11,200          18,200
 *Sport-Haley, Inc.....................................       4,900          21,744
 *Sports Authority, Inc................................      41,400          75,038
 *Sports Club Co., Inc.................................      20,100          66,581
 *SportsLine USA, Inc..................................      31,600         246,875
 *Sportsman's Guide, Inc...............................       5,100           4,303
 Springs Industries, Inc. Class A......................      17,600         479,600
 *SPS Technologies, Inc................................      16,200         796,838
 *SPSS, Inc............................................      16,900         270,928
 *SRS Labs, Inc........................................      16,800          72,450
 *SS&C Technologies, Inc...............................      16,600          88,188
 *SSE Telecom, Inc.....................................       7,700           7,700
 St. Francis Capital Corp..............................      13,200         176,963
 St. Joseph Light & Power Co...........................      49,600       1,007,500
 St. Mary Land & Exploration Co........................      44,600       1,027,194
 *Staar Surgical Co....................................      24,200         335,019
 *Staff Leasing, Inc...................................      34,700         126,872
 *Stage II Apparel Corp................................       1,700             744
 *Stage Stores, Inc....................................      21,400             910
 *Standard Automotive Corp.............................       5,400          19,575
 Standard Commercial Corp..............................      18,129          89,512
 *Standard Management Corp.............................      12,500          42,969
 *Standard Microsystems Corp...........................      25,300         497,303
 Standard Motor Products, Inc.
   Class A.............................................      11,900          82,556
 Standard Pacific Corp.................................      45,900         946,688
 Standard Register Co..................................      29,100         349,200
 Standex International Corp............................      17,300         339,513
 *Stanley Furniture, Inc...............................      11,000         238,219
 *Star Buffet, Inc.....................................       2,800           8,006
 *Star Multi Care Services, Inc........................       1,362             936
 *Star Scientific, Inc.................................       7,500          21,797
 *STAR Telecommunications, Inc.........................      73,300          71,009
 *Starcraft Corp.......................................       2,500           6,563
 *StarMedia Network, Inc...............................      24,100          74,936
 *Starmet Corp.........................................      13,000          13,609
 Starrett (L.S.) Co. Class A...........................       6,700         140,700
 *Startec Global Communications Corp...................      14,700          49,153
 *StarTek, Inc.........................................      22,400         364,000
 State Auto Financial Corp.............................      47,500         641,250
 State Financial Services Corp.
   Class A.............................................      11,100          93,136
 Staten Island Bancorp, Inc............................      14,700         280,219
 *Station Casinos, Inc.................................      45,450         846,506
 *Steel Dynamics, Inc..................................      63,200         635,950
 Steel Technologies, Inc...............................      14,500          77,484
 *SteelCloud Co........................................      12,200          11,247
 *Stein Mart, Inc......................................      57,800         809,200
 *Steinway Musical Instruments, Inc....................      11,200         198,800
 *Stemcells, Inc.......................................      27,300          74,648
 Stepan Co.............................................       8,400         173,250
 Stephan Co............................................       3,500          10,500
 *Stericycle, Inc......................................      22,200         733,294
 *Sterile Recoveries, Inc..............................       6,100          94,169
 *STERIS Corp..........................................      74,600       1,116,669
 Sterling Bancorp......................................      11,880         225,720

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Sterling Bancshares...................................      41,900    $    632,428
 *Sterling Financial Corp..............................      13,200         144,375
 Stewart & Stevenson Services, Inc.....................      37,000         785,094
 Stewart Enterprises, Inc..............................     145,000         274,141
 Stewart Information Services Corp.....................      14,900         224,431
 Stifel Financial Corp.................................      11,400         132,525
 *STM Wireless, Inc. Class A...........................      11,400          45,066
 *Stockwalk.com Group, Inc.............................       5,735          16,488
 *Stone & Webster, Inc.................................      14,200          16,508
 *Stone Energy Corp....................................       5,100         256,275
 *Stoneridge, Inc......................................      28,900         243,844
 *Storage Computer Corp................................      19,300         141,855
 *Stratasys, Inc.......................................       4,400          15,813
 *Strategic Diagnostics, Inc...........................      26,500          81,156
 *Strategic Distribution, Inc..........................      40,292          16,369
 *Stratesec, Inc.......................................      11,200          17,500
 *Strattec Security Corp...............................       6,500         215,313
 *Stratus Properties, Inc..............................      17,100          80,423
 *Strawbridge and Clothier Liquidating Trust...........       4,200             593
 Strayer Ed, Inc.......................................      24,500         613,266
 Stride Rite Corp......................................      65,200         387,125
 *Strouds, Inc.........................................       7,200             288
 *Structural Dynamics Research Corp....................      68,100         700,153
 *Student Advantage, Inc...............................      23,900          88,878
 Sturm Ruger & Co., Inc................................      41,000         328,000
 *Styleclick, Inc. Class A.............................      12,700          37,703
 *Suburban Lodges of America, Inc......................      18,500         116,203
 *Success Bancshares, Inc..............................       2,200          26,194
 *Successories, Inc....................................       8,400          15,356
 Suffolk Bancorp.......................................       4,300         125,103
 *Summa Industries, Inc................................       6,000          66,188
 Summit Bancshares, Inc................................       2,000          38,750
 Summit Bank Corp......................................         700          11,419
 *Sun Bancorp, Inc.....................................      16,260         148,373
 Sun Hydraulics, Inc...................................       4,400          29,700
 *Sunair Electronics, Inc..............................       3,000           6,375
 *Sunbeam Corp.........................................     145,994          54,748
 *Sunburst Hospitality Corp............................      20,600         144,200
 *Sundance Homes, Inc..................................       3,000             188
 *Sunglass Hut International, Inc......................      58,500         417,727
 *Sunquest Information Systems, Inc....................      21,000         211,313
 *Sunrise Assisted Living, Inc.........................      30,365         813,213
 *Sunrise Medical, Inc.................................      29,100         285,544
 *Sunrise Technologies International, Inc..............      86,900         328,591
 *SunSource, Inc.......................................       6,700          21,356
 *Superconductor Technologies, Inc.....................      19,400          87,300
 *Supergen, Inc........................................      48,100         831,228
 *Superior Consultant Holdings Corp....................      13,600          45,900
 *Superior Energy Services, Inc........................      72,100         646,647
 Superior Industries International, Inc................      27,700         943,531
 Superior Surgical Manufacturing Co., Inc..............      10,000          77,500
 *Superior Telecom, Inc................................      34,400          96,750
 *Supertex, Inc........................................      26,500         518,406
 *Suprema Specialties, Inc.............................       5,700          46,045
 *Supreme Industries, Inc..............................      13,471          43,781
 *SurModics, Inc.......................................       7,800         341,738
 Susquehanna Bancshares, Inc...........................      56,200         800,850
 *SVI Holdings, Inc....................................      51,600          52,632

                                                               SHARES        VALUE+
                                                               ------        ------

 *Swift Energy Corp....................................      35,500    $  1,087,188
 *Swisher International, Inc...........................         700             298
 *Swiss Army Brands, Inc...............................      10,600          59,294
 *Sykes Enterprises, Inc...............................      37,200         179,606
 *Sylvan Learning Systems, Inc.........................      41,500         574,516
 *Sylvan, Inc..........................................       7,300          65,472
 *Symmetricom, Inc.....................................      37,250         395,781
 *Symphonix Devices, Inc...............................      18,900          57,881
 *Syms Corp............................................      19,800          89,100
 Synalloy Corp.........................................       9,100          44,647
 *Synaptic Pharmaceutical Corp.........................      17,400          99,506
 *Synbiotics Corp......................................      12,100           4,727
 *Syncor International Corp............................      30,600         917,044
 *Syntel, Inc..........................................      49,000         381,281
 *Syntellect, Inc......................................      19,000          73,328
 *Synthetech, Inc......................................      21,800          56,203
 *Syntroleum Corp......................................      46,800         726,863
 *Sypris Solutions, Inc................................       2,250          14,766
 *System Software Associates, Inc......................      10,700             120
 *Systemax, Inc........................................      43,700          65,550
 *Systems & Computer Technology Corp...................      56,500         685,063
 *T/R Systems, Inc.....................................       2,200          12,650
 Tab Products Co.......................................       7,200          18,900
 *Taco Cabana, Inc.....................................      19,100         168,617
 *Tag-It Pacific, Inc..................................       6,700          28,056
 *Taitron Components, Inc..............................       6,800          15,513
 *Take Two Interactive Software........................      43,700         420,613
 *TALK.com, Inc........................................      29,800          58,203
 TALX Corp.............................................       8,690         258,528
 *Tandy Brand Accessories, Inc.........................       7,500          54,141
 *Tandy Crafts, Inc....................................      14,400          20,700
 *Tanning Technology Corp..............................       3,900          19,378
 *Targeted Genetics Corp...............................      55,500         470,016
 *Tarrant Apparel Group................................      19,600         101,675
 Tasty Baking Co.......................................      12,600         159,863
 TB Woods Corp.........................................       4,700          37,894
 *TBA Entertainment Corp...............................      12,800          51,000
 *TBC Corp.............................................      25,650         101,398
 *TCI International, Inc...............................       4,400          33,550
 *TCSI Corp............................................      25,300          24,509
 *TEAM America Corp....................................       2,800          13,781
 *Team Communications Group, Inc.......................       5,300          19,709
 *Team, Inc............................................       7,600          21,613
 Tech/Ops Sevcon, Inc..................................       4,000          39,500
 *Techdyne, Inc........................................       7,100           6,434
 Teche Holding Co......................................         700           9,013
 *Technical Communications Corp........................         400             738
 *Technisource, Inc....................................      12,300          22,870
 Technology Research Corp..............................       7,000          13,563
 *Technology Solutions Corp............................      62,100         119,348
 *Tegal Corp...........................................      20,000          35,625
 *Tejon Ranch Co.......................................      13,900         312,055
 *Telcom Semiconductor, Inc............................      29,400         328,913
 *Telemate.Net Software, Inc...........................       2,500           2,695
 *Telescan, Inc........................................      22,300          26,830
 *Teletouch Communications, Inc........................       4,200           4,200
 *Teligent, Inc........................................      28,200          48,909
 *Telscape International, Inc..........................      22,000          25,438
 *Telular Corp.........................................      16,500          98,742
 *Telxon Corp..........................................      23,000         459,281

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Temtex Industries, Inc...............................       2,000    $      1,875
 Tennant Co............................................      10,800         480,600
 Tenneco Automotive, Inc...............................      51,000         200,813
 *Terex Corp...........................................      38,600         501,800
 *Terra Industries, Inc................................      98,600         178,713
 *Terremark Worldwide, Inc.............................      51,100          63,875
 *Tesoro Petroleum Corp................................      49,300         465,269
 *Tessco Technologies, Inc.............................       7,200         144,000
 *Tetra Tech, Inc......................................      30,281       1,058,889
 *Tetra Technologies, Inc..............................      14,900         201,150
 *Texas Biotechnology Corp.............................      55,200         488,520
 Texas Industries, Inc.................................      31,600         703,100
 Texas Regional Banchshares, Inc. Class A..............      20,300         593,141
 TF Financial Corp.....................................       2,600          38,025
 *TFC Enterprises, Inc.................................      11,400          13,538
 *Thackeray Corp.......................................       3,600           9,000
 *Theglobe.com, Inc....................................      31,900          10,467
 *Theragenics Corp.....................................      37,800         160,650
 *Thermatrix, Inc......................................       5,400           1,772
 *Thermo Cardiosystems, Inc............................      56,100         448,800
 *Thermo Fibergen, Inc.................................       6,800          79,050
 *Thermo Fibertek, Inc.................................      94,100         388,163
 *Thermwood Corp.......................................         200             950
 *TheStreet.com, Inc...................................       3,900           9,506
 Thistle Group Holdings Co.............................       7,100          55,247
 *Thomas Group, Inc....................................       6,600          44,963
 Thomas Industries, Inc................................      17,450         383,900
 *Thomaston Mills, Inc.................................       1,900             891
 Thor Industries, Inc..................................      16,900         346,450
 *Thoratec Laboratories Corp...........................      31,000         327,438
 *Thorn Apple Valley, Inc..............................       4,600             276
 *T-HQ, Inc............................................      30,800         553,438
 Three Rivers Bancorp, Inc.............................       7,300          59,313
 *Three-Five Systems, Inc..............................      20,999         580,097
 *Tidel Technologies, Inc..............................      15,600          61,425
 *Tier Technologies, Inc. Class B......................      12,500          85,156
 *TII Industries, Inc..................................      11,260          13,723
 Timberland Bancorp, Inc...............................       6,600          83,531
 Timberline Software Corp..............................      23,200         109,475
 *Tipperary Corp.......................................      17,900          53,700
 Titan International, Inc..............................      20,100          91,706
 *Titan Pharmaceuticals, Inc...........................       8,700         313,200
 *Titanium Metals Corp.................................      41,900         285,444
 *TiVo, Inc............................................       9,000          82,969
 *TMBR/Sharp Drilling, Inc.............................       6,200          65,488
 *T-Netix, Inc.........................................      17,300          48,116
 *Todd Shipyards Corp..................................      13,600          95,200
 *Toddhunter International, Inc........................       4,600          28,175
 *Tofutti Brands, Inc..................................       6,900          16,388
 *Toll Brothers, Inc...................................      38,700       1,543,163
 Tompkins County Trustco, Inc..........................         330           8,993
 *Topps, Inc...........................................      63,500         625,078
 Toreador Resources Corp...............................       4,900          30,013
 Toro Co...............................................      17,900         598,531
 *Total Entertainment Restaurant Corp..................      12,800          27,200
 *Tower Air, Inc.......................................      13,300           1,131
 *Tower Automotive, Inc................................      66,400         605,900
 *Towne Services, Inc..................................       5,200           1,625
 *Toymax International, Inc............................      11,100          20,119
 *Track Data Corp......................................      65,500          64,477

                                                               SHARES        VALUE+
                                                               ------        ------

 *Track 'n Trail, Inc..................................       4,900    $      2,404
 *Tractor Supply Co....................................      12,500          92,969
 *Traffix, Inc.........................................      22,200          46,134
 *Trailer Bridge, Inc..................................       9,800          17,916
 *Trammell Crow Co.....................................      45,300         540,769
 *Trans World Airlines, Inc............................      65,900         100,168
 *Trans World Entertainment Corp.......................      72,700         594,095
 *Transact Technologies, Inc...........................       8,900          49,506
 *Transaction Systems Architects, Inc..................      29,500         405,625
 *Transcrypt International, Inc........................       7,800           2,613
 *Transkaryotic Therapies, Inc.........................       7,000         265,344
 *Transmation, Inc.....................................       6,700           8,061
 *Transmedia Network, Inc..............................      20,400          61,200
 *Transmontaigne Oil Co................................      41,200         123,600
 *Transport Corp. of America...........................       3,500          16,898
 *Transport Industries, Inc............................       1,400           2,888
 *Transportation Components, Inc.......................      21,000          13,125
 Transpro, Inc.........................................       6,700          17,588
 Transtechnology Corp..................................       6,300          18,113
 *TransTexas Gas Corp. Class A.........................         236           2,891
 *Transworld Healthcare, Inc...........................      19,300          21,713
 *Travelocity.com, Inc.................................      29,100         347,381
 *Travis Boats & Motors, Inc...........................       3,300          10,313
 *TRC Companies, Inc...................................       8,800         161,150
 Tredegar Industries, Inc..............................       4,200          71,400
 *TREEV, Inc...........................................       9,000          30,938
 *Trega Biosciences, Inc...............................      25,400          32,544
 Tremont Corp..........................................       5,100         156,825
 *Trend-Lines, Inc. Class A............................       2,100              50
 *Trendwest Resorts, Inc...............................      24,400         569,588
 Trenwick Group, Ltd...................................      22,775         486,816
 *Trex Co., Inc........................................         400           8,750
 *Triad Guaranty, Inc..................................      17,000         491,938
 *Triad Hospitals, Inc.................................       1,000          29,969
 *Triangle Pharmaceuticals, Inc........................      57,100         309,589
 *Triarc Companies, Inc. Class A.......................      30,600         768,825
 Trico Bancshares......................................       4,950          75,488
 *Trico Marine Services, Inc...........................      54,700         748,706
 *Trident Microsystems, Inc............................      22,100         121,895
 *Trimble Navigation, Ltd..............................      21,400         459,431
 *Trimedyne, Inc.......................................       5,400           8,944
 *Trimeris, Inc........................................         300          20,456
 *TriPath Imaging, Inc.................................      43,152         348,587
 *Triple S Plastics, Inc...............................       3,800          93,456
 *Tripos, Inc..........................................       4,400         108,625
 *Tristar Corp.........................................       1,000           5,344
 *Triumph Group........................................      10,800         388,125
 *TriZetto Group, Inc..................................      35,000         614,688
 *TRM Copy Centers Corp................................       8,100          17,972
 *Tropical Sportswear International Corp...............       9,300         121,772
 *Troy Group, Inc......................................       7,900          36,291
 *Trump Hotels & Casino Resorts, Inc...................      31,000          81,375
 Trust Co. of New Jersey...............................      31,400         365,025
 Trustco Bank Corp.....................................      72,680         747,241
 *TSR, Inc.............................................       6,400          30,700
 Tucker Anthony Sutro Corp.............................      36,000         616,500
 *Tuesday Morning Corp.................................      44,100         221,878
 *Tufco Technologies, Inc..............................       4,500          37,406
 *Tumbleweed Communications Corp.......................      15,195         226,500
 *TurboChef Technologies, Inc..........................      20,500          57,656

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Tuscarora, Inc........................................      12,100    $    167,888
 *Tut Systems, Inc.....................................      14,100         100,242
 Twin Disc, Inc........................................       3,600          56,475
 *Twinlab Corp.........................................      39,700          67,614
 Tyco International, Ltd...............................       4,278         225,686
 *Tyler Technologies, Inc..............................      59,200         118,400
 U.S. Aggregates, Inc..................................       3,100          27,319
 U.S. Bancorp, Inc.....................................      23,200          97,150
 U.S. Freightways Corp.................................       5,800         151,163
 *U.S. Home & Garden, Inc..............................      23,700          24,811
 U.S. Industries, Inc..................................      32,500         217,344
 *U.S. Interactive, Inc................................      38,700          15,117
 *U.S. Physical Therapy, Inc...........................       3,000          56,813
 *U.S. Plastic Lumber Corp.............................      46,100          69,150
 *U.S. Vision, Inc.....................................       7,700          20,092
 *Ubics, Inc...........................................       8,400          13,913
 *Ucar International, Inc..............................      49,700         481,469
 UCBH Holdings, Inc....................................      10,300         386,572
 *UFP Technologies, Inc................................       3,800           7,066
 UGI Corp..............................................      36,300         805,406
 *Ugly Duckling Corp...................................      19,500          86,531
 *UICI.................................................      51,500         354,063
 UIL Holdings Corp.....................................      14,600         673,425
 *Ultimate Electronics, Inc............................      15,900         430,294
 *Ultimate Software Group, Inc.........................      22,500          78,750
 *Ultradata Systems, Inc...............................       2,000           3,000
 *Ultrak, Inc..........................................      18,700          65,450
 *Ultralife Batteries, Inc.............................      17,700         114,497
 *Ultratech Stepper, Inc...............................      33,800         592,556
 Umpqua Holdings Corp..................................       7,100          54,138
 *Unapix Entertainment, Inc............................       6,100             953
 Unico American Corp...................................       7,200          47,700
 *Unidigital, Inc......................................       6,100              92
 *Unifab International, Inc............................       9,500          77,188
 *Unifi, Inc...........................................      88,900         761,206
 Unifirst Corp.........................................      13,150         126,569
 *Unify Corp...........................................      25,700           8,031
 *Unigraphics Solutions, Inc...........................       1,500          23,625
 *Unimark Group, Inc...................................      10,100           3,945
 *Uni-Marts, Inc.......................................       6,500          11,375
 *Union Acceptance Corp. Class A.......................       5,200          29,575
 Union Community Bancorp...............................       2,300          27,384
 *Unique Mobility, Inc.................................      24,200         163,350
 *Uniroyal Technology Corp.............................      44,200         308,709
 Unisource Energy Corp.................................      50,580         742,894
 *Unit Corp............................................      57,100         724,456
 *United Auto Group, Inc...............................      27,800         211,975
 United Community Financial Corp.......................      40,900         272,241
 United Financial Corp.................................         400           6,425
 United Fire Casualty Co...............................       6,200         114,506
 United Guardian, Inc..................................       1,900           7,838
 United Industrial Corp................................      19,800         215,325
 United National Bancorp...............................      17,600         269,500
 *United Natural Foods, Inc............................      29,200         426,138
 *United Retail Group, Inc.............................      18,600          98,813
 *United Road Services, Inc............................         720             563
 *United Security Bancorporation.......................       1,600          17,700
 *United States Energy Corp............................      11,500          32,344
 United Wisconsin Services, Inc........................      18,500          83,250
 Unitil Corp...........................................       6,100         158,600
 *Unity Bancorp, Inc...................................       2,600           7,475

                                                               SHARES        VALUE+
                                                               ------        ------

 *Universal American Financial Corp....................       8,400    $     34,913
 Universal Corp........................................      37,500       1,185,938
 *Universal Electronics, Inc...........................      24,100         342,672
 Universal Forest Products, Inc........................      22,500         288,984
 *Universal Stainless & Alloy Products, Inc............       6,500          49,156
 *Uno Restaurant Corp..................................      17,700         147,131
 *Unova, Inc...........................................     103,500         414,000
 *Urban Outfitters, Inc................................      34,200         268,256
 *Urocor, Inc..........................................      14,400          90,900
 *Urologix, Inc........................................      16,700         163,869
 *Uromed Corp. New.....................................       4,720           2,803
 *URS Corp.............................................      21,200         294,150
 *Ursus Telecom Corp...................................       8,500           6,906
 *US LEC Corp..........................................      14,800          52,725
 *US Liquids, Inc......................................      25,300          83,806
 *US Oncology, Inc.....................................     103,582         495,251
 *US Unwired, Inc......................................      10,000          71,250
 *US Xpress Enterprises, Inc. Class A..................      20,523         138,530
 *USA Detergents, Inc..................................      19,400          53,956
 *USA Truck, Inc.......................................      10,200          61,519
 *USABancShares.com, Inc...............................       5,300           8,778
 *USANA, Inc...........................................      14,000          27,563
 USB Holding Co., Inc..................................      14,805         169,332
 *USData Corp..........................................      17,100           9,084
 Usec, Inc.............................................      72,400         330,325
 USG Corp..............................................      33,900         620,794
 *Utah Medical, Inc....................................       6,300          38,194
 *UTI Energy Corp......................................      42,800         957,650
 *V.I. Technologies, Inc...............................      18,500          80,938
 *Vail Resorts, Inc....................................      20,800         473,200
 *Valence Technology, Inc..............................      39,500         398,703
 *Valentis, Inc........................................      43,566         334,914
 *Valley National Gases, Inc...........................       4,200          16,275
 Valmont Industries, Inc...............................      31,600         585,588
 *Value City Department Stores, Inc....................      49,000         330,750
 Value Line, Inc.......................................      10,900         397,850
 *Valuevision International, Inc. Class A..............      13,400         207,700
 *Vans, Inc............................................      19,200         289,800
 *Varco International, Inc.............................      43,456         687,148
 *Vari L Co., Inc......................................       7,500          24,375
 *Variflex, Inc........................................       5,100          26,775
 *Vari-Lite International, Inc.........................       4,800           5,250
 *Vaxgen, Inc..........................................      11,000         232,031
 *VDI Media............................................      12,200          41,938
 Vector Group, Ltd.....................................      29,762         459,451
 Vectren Corp..........................................      27,066         620,826
 *Ventana Medical Systems, Inc.........................      22,400         647,500
 *Ventro Corp..........................................         900           1,758
 *Venture Catalyst, Inc................................       8,000          11,375
 Venturian Corp........................................         330             825
 *Veramark Technologies, Inc...........................      10,400          11,213
 *Verdant Brands, Inc..................................       4,517             994
 *Verilink Corp........................................      22,000          55,688
 *Veritas DGC, Inc.....................................      24,300         596,869
 *Verity, Inc..........................................      25,200         370,913
 *Vermont Pure Holdings, Ltd...........................      12,300          34,594
 *Versant Object Technology Corp.......................       6,500          23,156
 *Versar, Inc..........................................       3,000           5,063
 *Verso Technologies, Inc..............................       5,546          13,692
 *Vertel Corp..........................................      41,800         121,481

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Vertex Interactive, Inc..............................      20,300    $    225,203
 *Verticalbuyer Inc....................................         920               0
 Vesta Insurance Group, Inc............................      26,000         130,000
 *Vestcom International, Inc...........................      11,700          24,131
 *viaLink Co...........................................      19,200          39,300
 *Viant Corp...........................................      15,600          68,738
 *Viasat, Inc..........................................      27,000         329,063
 *Viatel, Inc..........................................      39,500         220,953
 *VIB Corp.............................................         103             647
 *Vical, Inc...........................................      31,700         464,603
 *Vicon Industries, Inc................................       6,400          12,400
 *Vicorp Restaurants, Inc..............................       8,700         156,056
 *Vidamed, Inc.........................................      10,800          27,000
 *Video Display Corp...................................       3,000          24,469
 *Video Services Corp..................................       2,000           8,000
 *Videonics, Inc.......................................       3,600           2,025
 *Viisage Technology, Inc..............................      15,900          20,869
 Vintage Petroleum, Inc................................      14,700         282,056
 *Vion Pharmaceuticals, Inc............................      23,500         175,883
 *Virbac Corp..........................................      25,400          84,931
 Virco Manufacturing Corp..............................      14,330         154,048
 *Virginia Gas Co......................................       5,500          20,883
 *ViroPharma, Inc......................................      22,800         352,688
 *Virtualfund.Com, Inc.................................      22,400          14,700
 *Vision Sciences, Inc.................................       5,100           4,303
 *VISTA Information Solutions, Inc.....................      25,100          23,531
 *Vista Medical Technologies, Inc......................      30,000          26,250
 *Visual Data Corp.....................................      13,600          27,413
 *Visual Networks, Inc.................................      27,900          64,955
 Vital Signs, Inc......................................      19,500         649,594
 *Vitalcom, Inc........................................       6,000          12,656
 *Vitech America, Inc..................................      26,150          80,084
 *Vivus, Inc...........................................      50,200         105,106
 *Vlasic Foods International, Inc......................      50,100          53,231
 *Vodavi Technology, Inc...............................       4,300           5,980
 *Volt Information Sciences, Inc.......................      22,800         421,800
 *V-ONE Corp...........................................      19,400          23,341
 *Voxware, Inc.........................................      20,000          24,063
 VRB Bancorp...........................................       7,600          45,600
 *VTEL Corp............................................      38,600          54,884
 Vulcan International Corp.............................         700          23,756
 *Vysis, Inc...........................................      15,200          98,325
 *W.P. Carey & Co. LLC.................................       2,100          34,913
 Wabash National Corp..................................      36,800         278,300
 Wabtec Corp...........................................       9,900          89,100
 *Wackenhut Corp. Class A..............................       5,000          62,813
 *Wackenhut Corp. Class B Non-Voting...................      11,950          96,347
 *Wackenhut Corrections Corp...........................      30,100         199,413
 *Walker Interactive Systems, Inc......................      21,900          45,169
 *Wall Street Deli, Inc................................       1,500             984
 Wallace Computer Services, Inc........................      60,500         941,531
 Walter Industries, Inc................................      69,600         426,300
 Warnaco Group, Inc....................................      78,100         185,488
 Warren Bancorp, Inc...................................       9,500          68,875
 Warwick Community Bancorp, Inc........................       5,300          72,709
 Washington Banking Co.................................       3,700          29,138
 *Washington Group Intl., Inc..........................      73,300         609,306
 *Washington Homes, Inc................................       7,900          77,025
 Washington Savings Bank FSB...........................       1,600           5,800
 Washington Trust Bancorp, Inc.........................      10,700         145,119
 *Waste Connections, Inc...............................      46,600       1,162,088

                                                               SHARES        VALUE+
                                                               ------        ------

 *Waste Industries, Inc................................      17,100    $     96,188
 *Waterlink, Inc.......................................      24,300          13,669
 Waters Instruments, Inc...............................         200             875
 Watsco, Inc. Class A..................................      49,100         530,280
 Watsco, Inc. Class B..................................       1,350          14,555
 Watts Industries, Inc. Class A........................      23,900         240,494
 Wausau-Mosinee Paper Corp.............................      85,600         743,650
 *Waypoint Financial Corp..............................      45,982         421,023
 WD-40 Co..............................................      21,600         436,050
 *Webb (Del) Corp......................................      25,700         623,225
 *Webb Interactive Services, Inc.......................       8,800          17,738
 *Webco Industries, Inc................................       6,000           9,000
 *Webhire, Inc.........................................      25,400          25,003
 *WebLink Wireless, Inc................................      54,300         164,597
 Weider Nutrition International, Inc...................      12,600          33,075
 *Weirton Steel Corp...................................      55,000          82,500
 Wellco Enterprises, Inc...............................       1,000          10,000
 Wellman, Inc..........................................      47,600         618,800
 *Wells-Gardner Electronics Corp.......................       6,200          14,725
 Werner Enterprises, Inc...............................      59,200         834,350
 Wesbanco, Inc.........................................      25,750         573,742
 West Coast Bancorp....................................      23,709         206,713
 *West Marine, Inc.....................................      23,500         151,281
 West Pharmaceutical Services, Inc.....................      20,900         475,475
 Westaff, Inc..........................................      17,400          35,344
 Westbank Corp.........................................       4,300          31,578
 *Westcoast Hospitality Corp...........................      15,000          76,875
 Westcorp, Inc.........................................      36,840         531,878
 *Westell Technologies, Inc............................      68,260         275,173
 Westerfed Financial Corp..............................       5,300         113,122
 *Western Digital Corp.................................     115,600         375,700
 Western Gas Resources, Inc............................      35,400         860,663
 Western Ohio Financial Corp...........................         900          14,794
 *Western Power & Equipment Corp.......................       2,600           3,697
 *Weston (Roy F.), Inc. Class A........................      11,300          48,025
 Westpoint Stevens, Inc................................      41,600         265,200
 *Wet Seal, Inc. Class A...............................      14,200         335,919
 *WFS Financial, Inc...................................      33,600         604,800
 *White Electronics Designs Corp.......................      25,500         186,469
 *Whitehall Jewellers, Inc.............................      25,650         174,741
 *Whitman Education Group, Inc.........................      13,100          19,650
 *WHX Corp.............................................      19,500          30,469
 *Wickes Lumber Co.....................................      10,600          38,756
 *Wild Oats Markets, Inc...............................      37,850         163,820
 *William Lyon Homes...................................      29,100         210,975
 *Williams Clayton Energy, Inc.........................      15,300         338,513
 *Williams Controls, Inc...............................      14,700           9,188
 *Williams Industries, Inc.............................       1,200           3,056
 *Willis Lease Finance Corp............................       7,900          67,891
 *Wilshire Financial Sevices Group, Inc................         137             152
 *Wilshire Oil Co. of Texas............................       7,107          23,542
 *Wilsons The Leather Experts, Inc.....................      25,100         415,719
 *Wink Communications, Inc.............................      23,300         234,456
 Winnebago Industries, Inc.............................      31,900         386,788
 *Wire One Technologies, Inc...........................      15,150          61,073
 *Wireless Telecom Group, Inc..........................      24,100          63,263
 *Wireless Xcessories Group............................       6,600           3,403
 *Wisconsin Central Transportation Corp................      50,300         705,772
 *Wiser Oil Co.........................................      12,500          53,125
 *WJ Communications, Inc...............................       7,400          96,894

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *WLR Foods, Inc.......................................      19,192    $    268,088
 *WMS Industries, Inc..................................      47,100         827,194
 Wolohan Lumber Co.....................................       6,400          75,800
 *Wolverine Tube, Inc..................................      15,900         206,700
 Wolverine World Wide, Inc.............................      59,900         722,544
 Woodhead Industries, Inc..............................      17,100         375,666
 Woodward Governor Co..................................      16,900         639,559
 *Workflow Management, Inc.............................      20,600         131,325
 *Workgroup Technology Corp............................       8,000           3,375
 *World Acceptance Corp................................      24,700         124,272
 *World Access, Inc....................................      55,572         171,058
 World Fuel Services Corp..............................      13,300          83,956
 *WorldGate Communications, Inc........................      22,500         159,609
 *Worldpages.com, Inc..................................      50,300         116,319
 *Worldwide Xceed Group, Inc...........................      34,500          18,867
 WPS Resources Corp....................................      19,000         603,250
 *WR Grace & Co........................................     137,700         318,431
 *WSI Industries, Inc..................................       2,000           5,625
 *Wyndham International, Inc...........................       9,000          13,500
 *Xeta Corp............................................      12,600         105,919
 *Xetel Corp...........................................      14,300          49,603
 *Xicor, Inc...........................................      29,600         125,338
 *Xircom, Inc..........................................      23,900         344,309
 X-Rite, Inc...........................................      27,900         165,656
 *Xtra Corp............................................      15,600         718,575
 *Xybernaut Corp.......................................      23,900          59,377
 Yardville National Bancorp............................       8,700         102,225
 *Yellow Corp..........................................      35,300         637,606
 Yonkers Financial Corp................................         400           5,675
 York Group, Inc.......................................       9,200          17,681
 *Young Broadcasting, Inc. Class A.....................      23,400         637,650
 *Youthstream Media Networks, Inc......................      35,700          45,741
 *Zamba Corporation....................................      47,400         129,609
 *Zany Brainy, Inc.....................................      11,960          17,940
 *Zap.com Corp.........................................         334             164
 *Zapata Corp..........................................      33,400          75,150
 *Zaring National Corp.................................       1,900             475
 Zenith National Insurance Corp........................      22,100         546,975
 *Zevex International, Inc.............................       4,800          21,000
 *Zila, Inc............................................      30,257          80,843
 *ZixIt Corp...........................................      25,800         292,669
 *Zoll Medical Corp....................................      13,200         480,150
 *Zoltek Companies, Inc................................      25,000          95,313
 *Zomax, Inc...........................................      25,400         121,047
 *Zonagen, Inc.........................................      11,400          28,856

                                                               SHARES        VALUE+
                                                               ------        ------

 *Zoran Corp...........................................      11,800    $    308,644
 *Zygo Corp............................................      15,100         422,800
 *Zymetx, Inc..........................................       8,600          14,378
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $864,894,812)..................................                 758,199,651
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525               0
 *Aura Systems Warrants 05/31/05.......................       1,262               0
 *CSF Holding, Inc. Litigation Rights..................       3,250               0
 *Elan Corp. P.L.C. Contingent Payment Rights..........      47,000          32,312
 *Intercontinental Telecom Corp. Warrants 04/30/02.....      13,190               0
 *Millicom, Inc. Contingent Value Rights...............      10,100               0
 *Nutramax Products Rights 12/18/00....................       3,300               0
 *Tokheim Corp. Series C Warrants 10/20/06.............       4,000               0
 *TransTexas Gas Corp. Warrants 06/30/02...............         492               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $29,240).......................................                      32,312
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $8,116,658) to be
   repurchased at $7,996,330. (Cost $7,995,000)........    $  7,995       7,995,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $872,919,052)++....                $766,226,963
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $875,344,141.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES          VALUE+
                                                               ------          ------
JAPAN -- (25.3%)
COMMON STOCKS -- (25.3%)
 Aichi Bank, Ltd.......................................       10,500   $      738,414
 Aisin Seiki Co., Ltd..................................      137,000        2,152,004
 Amada Co., Ltd........................................      376,000        3,071,919
 Amano Corp............................................      115,000          987,306
 Aomori Bank, Ltd......................................      170,000          759,674
 Aoyama Trading Co., Ltd...............................       41,100          293,118
 *Ashikaga Bank, Ltd...................................      808,000        1,488,041
 Autobacs Seven Co., Ltd...............................       10,300          249,663
 Awa Bank, Ltd.........................................      196,600          894,514
 Bank of Iwate, Ltd....................................       12,090          442,033
 Bank of Kyoto, Ltd....................................      347,400        1,455,195
 Bank of Nagoya, Ltd...................................      185,000          946,952
 *Bank of Osaka, Ltd...................................      315,000          560,209
 Bank of Yokohama, Ltd.................................      978,000        4,361,532
 Best Denki Co., Ltd...................................      153,000          835,642
 Canon Sales Co., Inc..................................      124,900        1,728,534
 Casio Computer Co., Ltd...............................       60,000          547,074
 Chiba Bank, Ltd.......................................      941,000        3,652,846
 Chiyoda Fire and Marine Insurance Co., Ltd............      444,150        1,198,876
 Chudenko Corp.........................................       84,460        1,043,825
 Chugoku Bank, Ltd.....................................      238,800        1,724,637
 Citizen Watch Co., Ltd................................      318,000        2,595,188
 Cosmo Oil Co., Ltd....................................      764,000        1,744,967
 Dai Nippon Pharmaceutical Co., Ltd....................      100,000        1,520,251
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      529,000        1,566,400
 Daicel Chemical Industries, Ltd.......................      485,000        1,541,195
 Daido Steel Co., Ltd..................................      126,000          331,007
 Daimaru, Inc..........................................       79,000          214,668
 Daio Paper Corp.......................................        3,000           24,591
 Daishi Bank, Ltd......................................      355,000        1,249,874
 Daito Trust Construction Co., Ltd.....................      180,784        2,970,330
 Daiwa Bank, Ltd.......................................      500,000          920,817
 Daiwa House Industry Co., Ltd.........................      663,000        4,201,689
 Daiwa Securities Co., Ltd.............................    1,500,000       15,775,767
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000          874,767
 Ehime Bank, Ltd.......................................      143,000          610,619
 Ezaki Glico Co., Ltd..................................      174,600        1,175,862
 Fuji Photo Film Co., Ltd..............................      355,000       14,293,432
 Fujikura, Ltd.........................................      108,000          929,159
 Fukui Bank, Ltd.......................................      343,000          910,363
 Fukuoka City Bank, Ltd................................      264,532        1,072,254
 Fukuyama Transporting Co., Ltd........................      266,000        1,236,694
 Futaba Corp...........................................       16,000          504,102
 Futaba Industrial Co., Ltd............................       85,000        1,113,422
 General Sekiyu KK.....................................       41,110          271,664
 Gunma Bank, Ltd.......................................      146,000          756,551
 Hachijuni Bank, Ltd...................................       45,000          244,964
 Hankyu Department Stores, Inc.........................       54,000          218,884
 Hanshin Electric Railway Co., Ltd.....................      141,000          372,958
 Higo Bank, Ltd........................................      308,000        1,203,960
 *Hino Motors, Ltd.....................................      404,000        1,382,273
 Hiroshima Bank, Ltd...................................      593,000        2,135,998
 Hitachi Maxell, Ltd...................................       96,000        1,932,633
 Hitachi Metals, Ltd...................................      360,000        2,814,451
 Hitachi, Ltd..........................................    3,717,000       35,468,338

                                                               SHARES          VALUE+
                                                               ------          ------

 Hokkoku Bank, Ltd.....................................      102,000   $      430,942
 Hokuetsu Paper Mills, Ltd.............................      162,000        1,044,207
 *Hokuriku Bank, Ltd...................................      891,000        1,866,117
 House Foods Corp......................................      117,000        1,568,504
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000        1,031,803
 Hyakujishi Bank, Ltd..................................      314,000        1,780,175
 Inax Corp.............................................      309,000        1,447,769
 *Ishikawajima-Harima Heavy Industries Co., Ltd........      380,000          891,929
 Itoham Foods, Inc.....................................      288,000        1,078,981
 Iyo Bank, Ltd.........................................       60,000          341,244
 Izumi Co., Ltd........................................       19,000          182,674
 Japan Airport Terminal Co., Ltd.......................       29,000          249,496
 *Japan Energy Corp....................................      320,000          701,988
 Joyo Bank, Ltd........................................      245,000          818,354
 Juroku Bank, Ltd......................................      349,000        1,452,445
 Kagoshima Bank, Ltd...................................      266,000        1,140,640
 Kajima Corp...........................................      826,000        2,386,181
 Kamigumi Co., Ltd.....................................      357,000        1,692,002
 Kandenko Co., Ltd.....................................      266,000        1,392,781
 Kansai Paint Co., Ltd., Osaka.........................      108,000          336,369
 *Kawasaki Heavy Industries, Ltd.......................      407,000          525,417
 Kikkoman Corp.........................................      259,000        2,062,252
 Kinden Corp...........................................       77,000          466,430
 Kissei Pharmaceutical Co., Ltd........................       41,000          866,110
 Koa Fire & Marine Insurance Co., Ltd..................       45,000          158,841
 *Kobe Steel, Ltd......................................    2,632,000        1,568,206
 Koito Manufacturing Co., Ltd..........................      146,000          640,564
 Kokuyo Co., Ltd.......................................       38,000          545,106
 Komatsu, Ltd..........................................    1,279,000        6,396,665
 Komori Corp...........................................       74,000        1,169,077
 Konica Corp...........................................       71,000          599,299
 Koyo Seiko Co.........................................      198,000        1,417,463
 Kubota Corp...........................................       25,000           89,148
 Lion Corp.............................................      325,000        1,229,336
 Makita Corp...........................................      209,000        1,669,794
 *Marubeni Corp........................................    1,942,000        4,628,353
 Maruichi Steel Tube, Ltd..............................      117,000        1,721,657
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       48,512,086
 Matsushita Electric Works, Ltd........................      190,000        2,161,212
 Michinoku Bank, Ltd...................................      187,000        1,139,511
 Mitsubishi Gas Chemical Co., Inc......................      548,000        2,018,431
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,669,684
 Mitsubishi Logistics Corp.............................        3,000           28,058
 Mitsubishi Materials Corp.............................      975,000        2,763,806
 *Mitsubishi Motors Corp...............................      866,000        2,579,913
 Mitsui Chemicals, Inc.................................          800            3,842
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          867,220
 Mori Seiki Co., Ltd...................................      121,000        1,359,966
 Musashino Bank, Ltd...................................       26,000          995,205
 Mycal Corp............................................       93,000          212,411
 NHK Spring Co., Ltd...................................       71,000          346,119
 *NKK Corp.............................................    2,612,000        1,768,511
 NTN Corp..............................................      398,000        1,189,281
 Nanto Bank, Ltd.......................................      288,000        1,003,582
 National House Industrial Co., Ltd....................       95,000          621,777
 Nichirei Corp.........................................      366,000        1,794,131
 Nifco, Inc............................................       45,000          453,773

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Nikko Securities Co., Ltd.............................      400,000   $    3,065,780
 Nippon Kayaku Co., Ltd................................       53,000          348,800
 Nippon Meat Packers, Inc., Osaka......................        4,000           54,888
 Nippon Mitsubishi Oil Company.........................    1,863,050       10,242,715
 Nippon Sanso Corp.....................................      367,000        1,709,579
 Nippon Shokubai Co., Ltd..............................      163,000          706,321
 Nishimatsu Construction Co., Ltd......................      364,000        1,265,131
 Nishi-Nippon Bank, Ltd................................       85,540          340,550
 Nissei Sangyo Co., Ltd................................      110,050        1,260,738
 Nisshin Flour Milling Co., Ltd........................       96,000          862,318
 Nisshin Steel Co., Ltd................................    1,318,000        1,118,450
 Nisshinbo Industries, Inc.............................      305,000        1,448,301
 *Nissho Iwai Corp.....................................      544,000          525,480
 North Pacific Bank, Ltd...............................       45,000          304,682
 Obayashi Corp.........................................      520,000        2,431,680
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          273,086
 Oita Bank, Ltd........................................      145,000          786,712
 Oji Paper Co., Ltd....................................      275,000        1,516,866
 Okumura Corp..........................................      322,000        1,017,413
 Onward Kashiyama Co., Ltd.............................        3,000           20,745
 Pioneer Electronic Corp...............................      140,000        4,474,089
 Q.P. Corp.............................................      168,000        1,471,141
 Rinnai Corp...........................................        1,000           18,461
 Ryosan Co., Ltd.......................................       53,000          951,665
 Sakura Bank, Ltd......................................      600,000        3,466,606
 San In Godo Bank, Ltd.................................      222,000        1,020,103
 Sanyo Electric Co., Ltd...............................    2,000,000       15,581,673
 Sanyo Shinpan Finance Co., Ltd........................       11,000          299,898
 Seino Transportation Co., Ltd.........................      197,000          899,891
 Sekisui Chemical Co., Ltd.............................      557,000        1,759,935
 Sekisui House, Ltd....................................      938,000        9,094,533
 Shiga Bank, Ltd.......................................      272,000        1,190,924
 Shikoku Bank, Ltd.....................................       25,000          139,702
 Shima Seiki Manufacturing Co., Ltd....................        5,000           86,665
 Shimachu Co., Ltd.....................................       20,200          271,896
 Shimadzu Corp.........................................      181,000          627,456
 Shimizu Corp..........................................      997,000        3,060,183
 Shohkoh Fund & Co., Ltd...............................        3,000          322,286
 Showa Shell Sekiyu KK.................................      110,000          546,171
 Snow Brand Milk Products Co., Ltd.....................      419,000        1,429,813
 Stanley Electric Co., Ltd.............................      100,000        1,141,994
 Sumitomo Corp.........................................      500,000        3,958,612
 Sumitomo Forestry Co., Ltd............................      139,000          853,291
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          949,263
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,565,407
 Sumitomo Realty & Development Co., Ltd................      488,000        2,656,504
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          144,460
 Suzuken Co., Ltd......................................        6,000          209,080
 Taiheiyo Cement Corp..................................    1,209,800        2,009,577
 Taisei Corp...........................................    1,325,000        2,141,126
 Takashimaya Co., Ltd..................................      214,000        1,543,597
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,367,405
 Teijin, Ltd...........................................      917,000        4,263,339
 Teikoku Oil Co., Ltd..................................      346,000        1,649,238
 Toda Corp.............................................      418,000        2,147,147
 Toho Bank, Ltd........................................      240,000          875,318
 Tokuyama Corp.........................................      248,000        1,067,931
 Tokyo Style Co., Ltd..................................      133,000        1,207,878
 Tokyo Tomin Bank, Ltd.................................       30,900          740,621
 Toppan Printing Co., Ltd..............................      100,000          870,263
 Toray Industries, Inc.................................       25,000           99,981

                                                               SHARES          VALUE+
                                                               ------          ------

 Toshiba TEC Corp......................................      345,000   $    1,121,230
 Tostem Corp...........................................      188,000        2,695,142
 Toto, Ltd.............................................      247,000        1,770,479
 Toyo Seikan Kaisha, Ltd...............................      287,600        4,959,016
 Toyo Suisan Kaisha, Ltd...............................      116,000          899,548
 Toyo Trust & Banking Co., Ltd.........................      728,000        2,365,959
 Toyobo Co., Ltd.......................................      468,000          980,183
 Toyoda Machine Works, Ltd.............................       38,000          226,413
 Toyota Auto Body Co., Ltd.............................       86,000          784,915
 Toyota Tsusho Corp....................................      314,000        1,077,176
 UNY Co., Ltd..........................................       17,000          224,986
 *Victor Co. of Japan, Ltd.............................      246,000        1,783,298
 Wacoal Corp...........................................      149,000        1,333,009
 Yamagata Bank, Ltd....................................      153,700          738,174
 Yamaguchi Bank........................................      133,000          826,063
 Yamaha Corp...........................................       60,000          609,364
 Yamatake-Honeywell Co., Ltd...........................       87,000          981,754
 Yamazaki Baking Co., Ltd..............................       64,000          458,170
 Yasuda Trust & Banking Co., Ltd.......................    1,434,000        1,268,670
 Yokogawa Electric Corp................................      337,000        2,814,135
 Yokohama Rubber Co., Ltd..............................      410,000          921,630
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $447,204,948)..................................                   389,703,610
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $34,817)......................................                        34,838
                                                                       --------------
TOTAL -- JAPAN
  (Cost $447,239,765)..................................                   389,738,448
                                                                       --------------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
 3I Group P.L.C........................................       41,199          731,214
 Abbey National P.L.C..................................      191,597        3,001,267
 Aggregate Industries P.L.C............................    1,340,671        1,244,851
 Alliance & Leicester P.L.C............................      348,000        3,255,944
 Allied Domecq P.L.C...................................      869,994        5,324,788
 Antofagasta Holdings P.L.C............................      160,000          875,510
 Associated British Foods P.L.C........................      766,096        5,256,326
 Associated British Ports Holdings P.L.C...............      375,400        1,766,795
 *AWG P.L.C............................................      151,281        1,321,049
 BAA P.L.C.............................................    1,104,525        9,410,306
 BG Group P.L.C........................................    2,666,548       10,820,532
 BOC Group P.L.C.......................................      146,294        2,050,014
 BPB P.L.C.............................................      458,500        1,543,678
 Barclays P.L.C........................................      363,361       10,183,538
 Barratt Developments P.L.C............................      226,000        1,012,393
 Bass P.L.C............................................      682,070        7,193,754
 Berkeley Group P.L.C..................................      122,792        1,219,360
 Blue Circle Industries P.L.C..........................      351,316        2,298,388
 Bodycote International P.L.C..........................      210,360          572,556
 Britannic P.L.C.......................................      181,600        2,735,259
 British Airways P.L.C.................................      935,331        5,303,701
 British Land Co. P.L.C................................      502,381        3,276,006
 Brixton Estate P.L.C..................................      235,685          805,198
 CGU P.L.C.............................................    1,859,628       28,075,622
 *Canary Wharf Group P.L.C.............................      468,000        3,572,607
 Caradon P.L.C.........................................      325,625          909,364
 Carillion P.L.C.......................................       30,675           47,833
 Chelsfield P.L.C......................................      239,306        1,314,556
 Cookson Group P.L.C...................................      623,302        1,603,721

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Corus Group P.L.C.....................................    2,724,027   $    2,210,755
 DeVere Group P.L.C....................................      106,442          398,355
 Debenhams P.L.C.......................................      307,171        1,227,957
 Enterprise Oil P.L.C..................................      354,000        2,960,799
 Glynwed International P.L.C...........................      178,000          492,049
 Great Portland Estates P.L.C..........................      118,365          449,689
 Great Universal Stores P.L.C..........................      819,700        6,135,395
 HSBC Holdings P.L.C...................................       82,776        1,090,119
 Halifax P.L.C.........................................      130,000        1,212,615
 Hammerson P.L.C.......................................      280,000        1,762,360
 Hanson P.L.C..........................................      599,300        3,249,596
 Hilton Group P.L.C....................................    1,251,117        3,325,469
 IMI P.L.C.............................................       24,000           72,468
 Independent Insurance Group P.L.C.....................      130,000          684,630
 *Innogy Holdings PLC..................................      755,400        1,981,082
 Invensys P.L.C........................................        3,503            8,516
 Johnson Matthey P.L.C.................................      178,000        2,699,961
 Kelda Group P.L.C.....................................      161,510          942,156
 LaPorte P.L.C.........................................       13,000          103,201
 *LaPorte P.L.C. Redeemable Series B...................      117,000            1,493
 Lasmo P.L.C...........................................      989,335        2,457,848
 *Lattice Group PLC....................................    2,666,548        5,632,347
 Liberty International P.L.C...........................      282,297        1,966,905
 Lonmin P.L.C..........................................      238,387        3,274,614
 Marks & Spencer P.L.C.................................    1,296,543        3,593,250
 Mersey Docks & Harbour Co. P.L.C......................       53,050          386,547
 Millennium and Copthorne Hotels P.L.C.................      258,000        1,506,852
 Morgan Crucible Company P.L.C.........................       16,561           70,431
 National Power P.L.C..................................      755,400        2,752,097
 Northern Foods P.L.C..................................      433,000          883,902
 Northern Rock P.L.C...................................      344,000        2,015,232
 P and O Princess Cruises P.L.C........................      483,977        1,749,519
 Peninsular & Oriental Steam Navigation Co.............      504,261        2,282,128
 Pennon Group P.L.C....................................       48,265          478,943
 Pilkington P.L.C......................................    1,156,482        1,672,217
 Pillar Property P.L.C.................................       21,250          109,953
 Powergen P.L.C........................................      539,968        4,454,969
 RMC Group P.L.C.......................................      252,000        2,025,524
 Railtrack Group P.L.C.................................      352,000        4,725,485
 Rank Group P.L.C......................................      793,530        1,991,087
 Rexam P.L.C...........................................      427,809        1,370,604
 Rio Tinto P.L.C.......................................      645,967        9,660,876
 Rolls-Royce P.L.C.....................................      918,985        2,657,616
 Royal & Sun Alliance Insurance Group P.L.C............    1,534,972       11,728,512
 Royal Bank of Scotland Group P.L.C....................      604,303       12,421,569
 *Royal Bank of Scotland P.L.C.........................      600,000          697,459
 Safeway P.L.C.........................................    1,106,970        5,052,955
 Sainsbury (J.) P.L.C..................................    1,616,183        9,502,341
 Scottish & Newcastle P.L.C............................      507,900        3,794,395
 Severn Trent P.L.C....................................      210,597        2,248,024
 Shell Transport & Trading Co., P.L.C..................      105,377          830,566
 Signet Group P.L.C....................................      803,000          646,004
 Slough Estates P.L.C..................................      399,400        2,208,139
 Smith (David S.) Holdings P.L.C.......................      298,000          623,106
 Smith (W.H.) P.L.C....................................      203,000        1,260,445
 Stagecoach Holdings P.L.C.............................    1,204,685          999,040
 Tate & Lyle P.L.C.....................................      443,200        1,558,135
 Taylor Woodrow P.L.C..................................      410,139        1,029,101
 Tesco P.L.C...........................................    4,488,133       18,005,528
 Thistle Hotels P.L.C..................................      466,707          760,844

                                                               SHARES          VALUE+
                                                               ------          ------

 Trinity P.L.C.........................................      160,450   $    1,065,622
 Unigate P.L.C.........................................      233,600          745,091
 Unilever P.L.C........................................      800,000        6,623,027
 United Utilities P.L.C................................      265,595        2,697,676
 Whitbread P.L.C.......................................      506,736        4,017,367
 Wilson Bowden P.L.C...................................       96,900          982,163
 Wolseley P.L.C........................................      473,109        2,595,529
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $264,085,555)..................................                   297,546,379
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $23,937)......................................                        24,209
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $264,109,492)..................................                   297,570,588
                                                                       --------------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
 AGF (Assurances Generales de France SA)...............      103,514        6,442,761
 Air Liquide...........................................        7,865        1,029,022
 Aventis...............................................      100,000        7,847,524
 Banque Nationale de Paris.............................      324,843       25,110,386
 Bouygues..............................................       20,280          891,510
 *Credit Lyonnais SA...................................       15,000          509,893
 De la Rue Imperiale de Lyon...........................          500          926,208
 Dior (Christian) SA...................................      124,400        5,560,678
 Eridania Beghin-Say SA................................       18,900        1,892,024
 Esso SA...............................................        7,535          426,347
 Fimalac SA............................................       12,500          413,595
 Generale des Establissements Michelin SA Series B.....       75,500        2,168,842
 Groupe Danone.........................................       85,000       11,298,606
 Imerys................................................       11,000        1,110,753
 Lafarge SA............................................       76,032        5,708,506
 Lapeyre SA............................................       12,300          645,638
 Pechiney SA Series A..................................       55,475        2,165,842
 Pernod-Ricard SA......................................       38,900        2,177,346
 Peugeot SA............................................       37,150        7,674,030
 Rallye SA.............................................       17,220          966,102
 Remy Cointreau SA.....................................       28,050        1,002,335
 SEB SA................................................        9,000          462,234
 SGE (Societe Generale d'Enterprise SA)................       50,580        2,732,043
 Saint-Gobain..........................................       65,436        9,028,444
 Societe des Ciments de Francais.......................       21,500          975,086
 Societe Financiere Interbail SA.......................       11,550          296,600
 Societe Generale, Paris...............................      281,728       15,205,077
 Suez Lyonnaise des Eaux SA............................       30,000        5,084,569
 Thomson-CSF...........................................       87,203        3,795,494
 Total SA..............................................      180,000       25,744,057
 Usinor................................................      167,800        1,780,584
 Valeo SA..............................................       46,400        2,140,724
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $98,147,152)...................................                   153,212,860
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864          422,737
                                                                       --------------
TOTAL -- FRANCE
  (Cost $98,373,936)...................................                   153,635,597
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
GERMANY -- (9.4%)
COMMON STOCKS -- (9.4%)
 BASF AG...............................................      640,050   $   24,431,516
 BHW Holding AG, Berlin................................      167,300        4,077,753
 Bankgesellschaft Berlin AG............................      233,550        3,141,053
 Bayer AG..............................................      168,100        7,433,585
 Bayerische Vereinsbank AG.............................      290,000       14,843,702
 Berliner Kraft & Licht Bewag AG.......................      177,600        1,808,822
 Commerzbank AG........................................      408,050       10,265,453
 Continental AG........................................       44,100          643,014
 DBV Holding AG........................................       44,000        1,493,772
 DaimlerChrysler AG, Stuttgart.........................       15,400          605,265
 Degussa-Huels AG......................................        7,800          231,535
 Deutsche Bank AG......................................      359,305       26,366,820
 Deutsche Lufthansa AG.................................      305,250        6,762,548
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        2,928,349
 Dresdner Bank AG......................................      331,200       12,454,921
 Dyckerhoff AG.........................................       29,750          621,534
 FPB Holding AG........................................        5,789          781,596
 Fresenius Medical Care AG.............................       37,600        3,174,874
 Gehe AG...............................................        3,600          132,089
 Heidelberger Druckmaschinen AG........................        4,200          239,473
 Heidelberger Zement AG, Heidelberg....................       27,170        1,249,029
 Hochtief AG...........................................       91,150        1,824,952
 Hoechst AG............................................       27,900          864,612
 Karstadt Quelle AG....................................       70,000        2,132,716
 Linde AG..............................................       76,000        3,489,819
 MAN AG................................................      140,000        3,765,767
 Merck KGAA............................................       58,000        2,297,240
 SCA Hygiene Products AG...............................        3,550          621,143
 Thyssen Krupp AG......................................      108,750        1,443,664
 Veba AG...............................................       24,000        1,361,944
 Vereins & Westbank AG.................................       73,187        2,038,688
 Volkswagen AG.........................................       15,550          776,979
                                                                       --------------
TOTAL -- GERMANY
  (Cost $122,319,838)..................................                   144,304,227
                                                                       --------------
NETHERLANDS -- (8.1%)
COMMON STOCKS -- (8.1%)
 ABN-AMRO Holding NV...................................    1,368,798       28,715,959
 Asr Verzekeringsgroep NV..............................       42,639        3,878,736
 Buhrmann NV...........................................       82,274        2,037,566
 DSM NV................................................      129,437        3,748,678
 Fortis (NL)...........................................      573,133       16,863,163
 Ing Groep NV..........................................      740,607       53,367,904
 *KLM (Koninklijke Luchtvaart Mij) NV..................       61,019        1,155,291
 Koninklijke KPN NV....................................       42,559          573,494
 *Koninklijke Philips Electronics NV...................      392,656       12,992,030
 Koninklijke Vopak NV..................................       38,986          770,374
 NV Holdingsmij de Telegraaf...........................        6,800          131,706
 Vendex KBB NV.........................................       11,723          164,400
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $60,736,436)...................................                   124,399,301
                                                                       --------------
SWITZERLAND -- (7.8%)
COMMON STOCKS -- (7.8%)
 Ascom Holding AG......................................       70,500        4,782,587
 Baloise-Holding, Basel................................       26,676       27,940,065
 Banque Cantonale Vaudois..............................        5,795        1,852,931
 Bobst SA, Prilly......................................          513          653,164
 Ciba Spezialitaetenchemie Holding AG..................        2,100          125,220

                                                               SHARES          VALUE+
                                                               ------          ------

 Financiere Richemont AG...............................        8,973   $   24,767,186
 Fischer (Georg) AG, Schaffhausen (Namen)..............       12,987        3,284,628
 *Givaudan SA, Vernier.................................          892          222,518
 Helvetia Patria Holding, St. Gallen...................        4,830        4,452,254
 Intershop Holding AG, Zuerich.........................        5,400        2,628,835
 Jelmoli Holding AG, Zuerich...........................          500          697,105
 Pargesa Holding SA, Geneve............................        1,935        3,678,813
 Roche Holding AG, Basel...............................          812        9,356,186
 Sairgroup, Zuerich....................................       37,480        5,549,394
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        5,166,277
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................        8,066        5,041,976
 Sika Finanz AG, Baar..................................        1,280          321,152
 *Sulzer AG, Winterthur................................        8,280        5,261,610
 UBS AG................................................       14,000        1,935,763
 *Unaxis Holding AG....................................       34,000        7,443,468
 Zurich Versicherungs-Gesellschaft - Allied AG.........        9,364        5,049,520
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $84,082,185)...................................                   120,210,652
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $118).........................................                           121
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $84,082,303)...................................                   120,210,773
                                                                       --------------
ITALY -- (4.3%)
COMMON STOCKS -- (4.3%)
 Banca Commerciale Italiana SpA........................      741,970        4,637,434
 Banca di Roma.........................................    7,168,500        7,737,789
 Banca Intesa SpA, Milano..............................    4,824,355       21,039,911
 Banca Popolare di Milano..............................      159,000        1,018,690
 Banca Toscana.........................................      607,000        2,198,107
 CIR SpA (Cie Industriale Riunite), Torino.............      400,000          995,848
 Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................      902,500        1,846,214
 Fiat SpA..............................................      399,789        9,779,217
 IFIL Finanziaria Partecipazioni SpA...................      510,187        4,174,689
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      378,560        2,982,292
 Milano Assicurazioni SpA..............................      199,000          703,309
 Parmalat Finanziaria SpA..............................      900,000        1,441,542
 SAI SpA (Sta Assicuratrice Industriale), Torino.......       32,000          593,330
 San Paolo-IMI SpA.....................................      400,000        6,208,379
                                                                       --------------
TOTAL -- ITALY
  (Cost $41,942,268)...................................                    65,356,751
                                                                       --------------
SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
 Aceralia Corporacion Siderurgica SA...................       22,500          174,513
 Acerinox SA...........................................      154,740        4,027,548
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        2,664,074
 Autopistas Concesionaria Espanola SA..................      476,478        3,654,144
 Azucarera Ebro Agricolas SA...........................      111,600        1,269,716

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Banco Pastor SA, La Coruna............................       39,600   $    1,571,907
 Cia Espanola de Petroleous SA.........................      449,382        3,516,756
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          663,579
 Endesa SA, Madrid.....................................      190,892        3,089,115
 Grupo Dragados SA, Madrid.............................      456,567        4,530,815
 Hidroelectrica del Cantabrico SA......................      299,700        5,533,429
 Iberdrola SA..........................................      535,000        6,403,588
 Metrovacesa SA........................................       94,462        1,219,453
 Union Electrica Fenosa SA.............................      230,000        4,120,407
 Vallehermoso SA.......................................      240,000        1,318,280
                                                                       --------------
TOTAL -- SPAIN
  (Cost $42,282,441)...................................                    43,757,324
                                                                       --------------
SWEDEN -- (2.4%)
COMMON STOCKS -- (2.4%)
 Assidomaen AB.........................................      213,850        3,667,716
 Gambro AB Series A....................................      351,000        2,397,483
 Gambro AB Series B....................................      125,700          852,319
 Holmen AB Series A....................................        6,300          156,422
 Holmen AB Series B....................................      119,200        2,935,832
 NCC AB Series A.......................................       45,400          303,311
 NCC AB Series B.......................................      104,400          702,687
 Perstorp AB Series B..................................       77,800          535,287
 SSAB Swedish Steel Series A...........................      129,900        1,081,567
 SSAB Swedish Steel Series B...........................       48,000          373,331
 Skandinaviska Enskilda Banken Series A................      196,000        2,100,983
 Skandinaviska Enskilda Banken Series C................        9,800           93,811
 Svedala Industri AB...................................       28,700          420,685
 Svenska Cellulosa AB Series A.........................       57,000        1,108,326
 Svenska Cellulosa AB Series B.........................      266,500        5,235,057
 Svenska Handelsbanken Series A........................      240,000        3,829,034
 Svenska Kullagerfabriken AB Series A..................       68,400          896,891
 Svenska Kullagerfabriken AB Series B..................       89,700        1,274,575
 Sydkraft AB Series C..................................        6,600           99,375
 Trelleborg AB Series B................................      146,400        1,051,070
 Volvo AB Series A.....................................      194,100        2,787,058
 Volvo AB Series B.....................................      373,100        5,543,314
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $45,107,055)...................................                    37,446,134
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $52,894)......................................                        53,547
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $45,159,949)...................................                    37,499,681
                                                                       --------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
 Amoy Properties, Ltd..................................    4,570,500        4,043,420
 Great Eagle Holdings, Ltd.............................      710,191        1,047,150
 Hang Lung Development Co., Ltd........................    2,126,000        1,594,613
 Hysan Development Co., Ltd............................    1,683,822        2,029,365
 Kerry Properties, Ltd.................................    1,261,000        1,309,592
 New World Development Co., Ltd........................    2,246,105        2,347,057
 *New World Infrastructure, Ltd........................      880,800          688,879
 Shangri-La Asia, Ltd..................................    2,982,000        3,001,327

                                                               SHARES          VALUE+
                                                               ------          ------

 Sino Land Co., Ltd....................................    4,976,107   $    2,041,624
 Swire Pacific, Ltd. Series A..........................    1,062,000        6,808,172
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000          866,728
 Wharf Holdings, Ltd...................................    3,776,914        7,675,424
 Wheelock and Co., Ltd.................................    3,243,000        2,182,943
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $55,860,557)...................................                    35,636,294
                                                                       --------------
AUSTRALIA -- (1.6%)
COMMON STOCKS -- (1.6%)
 AMP, Ltd..............................................      116,482        1,149,375
 Amcor, Ltd............................................      505,844        1,348,371
 CSR, Ltd..............................................      842,897        1,949,899
 Goodman Fielder, Ltd..................................      952,125          635,744
 Hanson P.L.C..........................................       65,823          337,417
 MIM Holdings..........................................    1,454,202          841,012
 Mayne Nickless, Ltd...................................       97,713          277,005
 Normandy Mining, Ltd..................................    1,322,098          618,641
 Orica, Ltd............................................      206,802          599,089
 Pacific Dunlop, Ltd...................................      717,600          565,925
 Quantas Airways, Ltd..................................    1,008,549        1,850,578
 Rio Tinto, Ltd........................................      516,023        7,131,461
 Santos, Ltd...........................................      369,827        1,199,689
 Seven Network, Ltd....................................       34,926          117,153
 St. George Bank, Ltd..................................      359,871        2,506,961
 Stockland Trust Group.................................      162,426          328,777
 Suncorp-Metway Limited................................       52,500          291,286
 WMC, Ltd..............................................      844,189        3,213,388
 Westpac Banking Corp..................................       15,646          115,164
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $30,523,552)...................................                    25,076,935
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $66,497)......................................                        67,231
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $131).........................................           99               79
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP Ltd. Contingent Rights
   (Cost $0)...........................................      161,533                0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $30,590,180)...................................                    25,144,245
                                                                       --------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
 Fortum Oyj............................................      937,360        3,312,832
 Huhtamaki Van Leer Oyj................................       44,600        1,017,581
 Kesko Oyj.............................................      232,100        2,180,035
 Metra Oyj Series B....................................       82,300        1,368,359
 Metsa-Serla Oyj Series B..............................      437,500        2,970,569
 Metso Oyj.............................................      112,709        1,064,523
 Outokumpu Oyj Series A................................      351,300        2,645,216
 Stora Enso Oyj Series A...............................      139,100        1,386,435
 Stora Enso Oyj Series R...............................      408,700        4,084,261
 Upm-Kymmene Oyj.......................................      128,500        3,691,339
 Uponor Oyj Series A...................................        4,700           74,462
                                                                       --------------
TOTAL -- FINLAND
  (Cost $28,098,148)...................................                    23,795,612
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
DENMARK -- (1.4%)
COMMON STOCKS -- (1.4%)
 Carlsberg A.S. Series B...............................       38,150   $    1,879,374
 Danisco A.S...........................................       52,630        1,978,315
 Danske Bank A.S.......................................      631,253       10,316,626
 FLS Industries........................................        2,740           38,489
 Jyske Bank A.S........................................       49,950          909,633
 *Nordic Baltic Holding AB.............................      925,918        6,615,015
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,142,212)...................................                    21,737,452
                                                                       --------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Bekaert SA............................................       34,000        1,391,053
 Electrafina SA........................................        8,000        1,156,019
 *Fortis AG............................................       32,270          181,186
 *Fortis AG VVPR.......................................      290,430            2,528
 *Glaverbel SA VVPR....................................           22                0
 Groupe Bruxelles Lambert SA, Bruxelles................        6,300        1,451,100
 Heidelberger Zement AG................................        7,666          348,342
 *Heidelberger Zement AG VVPR..........................        7,666               67
 Nationale a Portefeuille..............................        4,029          384,042
 Sofina SA.............................................       10,500          365,609
 Solvay SA.............................................      101,490        4,841,397
 Suez Lyonnaise des Eaux SA............................       19,080        3,247,073
 *Suez Lyonnaise des Eaux SA CVG.......................       19,080            1,163
 *Suez Lyonnaise des Eaux SA VVPR......................       19,080              166
 Tessenderlo Chemie....................................       14,400          379,815
 Union Miniere SA......................................       40,200        1,415,505
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $15,834,622)...................................                    15,165,068
                                                                       --------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 City Developments, Ltd................................      120,000          547,336
 Fraser & Neave, Ltd...................................      769,000        2,806,009
 Keppel Corp., Ltd.....................................    1,379,000        2,641,717
 Keppel Land, Ltd......................................    1,200,000        1,772,000
 Keppel Tatlee Bank, Ltd...............................    1,084,000        1,903,544
 *Neptune Orient Lines, Ltd............................    1,162,000          914,257
 Singapore Land, Ltd...................................    1,048,000        2,103,230
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $17,978,933)...................................                    12,688,093
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................      105,892        1,827,297
 Den Norske Bank ASA Series A..........................      589,194        2,713,390
 *Kvaerner ASA.........................................       47,956          362,049
 Norsk Hydro ASA.......................................       31,700        1,271,828
 Norske Skogindustrier ASA Series A....................       30,000        1,132,443
                                                                       --------------
TOTAL -- NORWAY
  (Cost $7,776,475)....................................                     7,307,007
                                                                       --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............       80,345        1,249,129

                                                               SHARES          VALUE+
                                                               ------          ------

 Cimpor Cimentos de Portugal SA........................      100,653   $    2,321,879
 Portugal Telecom SA...................................      300,000        2,454,799
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $5,721,563)....................................                     6,025,807
                                                                       --------------
IRELAND -- (0.3%)
COMMON STOCKS -- (0.3%)
 Allied Irish Banks P.L.C..............................       36,030          392,050
 Independent News & Media P.L.C........................      495,010        1,314,258
 Jefferson Smurfit Group P.L.C.........................    1,432,273        2,281,623
                                                                       --------------
TOTAL -- IRELAND
  (Cost $4,683,921)....................................                     3,987,931
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bank Austria AG.......................................       47,110        2,304,710
 Voest-Alpine Stahl AG.................................       23,100          535,891
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,840,601
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd...............................    1,509,500        1,089,703
 Lion Nathan, Ltd......................................      476,400        1,045,391
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $3,178,185)....................................                     2,135,094
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $15,587)......................................                        16,157
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $4,984,103) to be
   repurchased at $4,909,817.
   (Cost $4,909,000)...................................   $    4,909        4,909,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,400,137,277)++..............................                $1,537,944,698
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,403,127,335.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (96.3%)
COMMON STOCKS -- (95.5%)
 *ASK Corp., Yokohama..................................      64,000    $     64,710
 Achilles Corp.........................................     549,000         763,249
 Aica Kogyo Co., Ltd...................................     164,000         994,916
 *Aichi Corp...........................................      57,000          88,507
 *Aichi Machine Industry Co., Ltd......................     157,000         297,641
 Aichi Steel Works, Ltd................................     292,000         856,721
 Aichi Tokei Denki Co., Ltd............................      67,000         162,100
 Aida Engineering, Ltd.................................     160,000         690,432
 *Aim Services Co., Ltd................................       2,000          20,764
 Airport Facilities Co., Ltd...........................      40,700         145,133
 *Aisan Industry Co., Ltd..............................      23,000         139,116
 *Akai Electric Co., Ltd...............................     363,000           3,277
 Akebono Brake Industry Co., Ltd.......................     141,000         269,854
 *Aloka Co., Ltd.......................................      13,000         110,552
 Amada Sonoike Co., Ltd................................     191,414         487,300
 *Amatsuji Steel Ball Manufacturing
   Co., Ltd............................................      12,000         105,081
 Ando Corp.............................................     120,000         216,663
 *Ando Electronic Co., Ltd.............................      10,000          99,304
 Anest Iwata Corp......................................      74,000          96,866
 *Anrakutei Co., Ltd...................................       4,000          25,277
 *Aoi Advertising Promotion Inc........................       6,000          62,236
 *Aoki Corp............................................      70,000          22,750
 Aoki International Co., Ltd...........................      74,200         211,672
 *Apic Yamada Corp.....................................       3,000          21,125
 *Arabian Oil Co., Ltd.................................      48,300         455,656
 Arai-Gumi, Ltd........................................      49,300          45,841
 Araya Industrial Co., Ltd.............................      84,000          71,282
 *Argo 21 Corp.........................................       4,000         108,693
 Asahi Denka Kogyo KK..................................     169,000       1,264,779
 Asahi Diamond Industrial Co., Ltd.....................      68,000         360,346
 Asahi Kogyosha Co., Ltd...............................      48,000         107,031
 Asahi Optical Co., Ltd................................     102,000         247,700
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         729,504
 *Asahi Tec Corp.......................................      86,000         112,574
 Asanuma Corp..........................................     145,000         183,261
 Ashimori Industry Co., Ltd............................      84,000         147,114
 *Asia Securities Printing Co., Ltd....................       8,000          73,954
 *Asics Corp...........................................     333,000         312,645
 Azel Corp., Tokyo.....................................      89,000         162,299
 Bando Chemical Industries, Ltd........................     213,000         382,654
 Bank of Okinawa, Ltd..................................      19,300         392,896
 *Bank of the Ryukyus, Ltd.............................      23,980         331,218
 *Bull Dog Sauce Co., Ltd..............................       9,000          48,993
 Bunka Shutter Co., Ltd................................     134,000         262,505
 CKD Corp..............................................     113,000         854,861
 *Cabin Co., Ltd.......................................      67,000          59,880
 Calpis Co., Ltd.......................................      66,000         284,208
 Calsonic Corp.........................................     261,000         614,971
 Canon Electronics, Inc................................      25,000         261,350
 *Canon System & Support, Inc..........................      15,000         117,133
 *Catena Corp..........................................      18,000         173,059
 *Cats, Inc............................................       4,000         112,665
 Central Finance Co., Ltd..............................     180,000         536,241
 Central Glass Co., Ltd................................     184,000         887,018
 Cesar Co..............................................      79,000         145,489

                                                            SHARES           VALUE+
                                                            ------           ------

 *Chiba Kogyo Bank, Ltd................................      38,100    $    410,335
 Chino Corp............................................      70,000         149,768
 *Chisan Tokan Co., Ltd................................      64,000          47,377
 *Chiyoda Co., Ltd.....................................      24,000         105,081
 *Chiyoda Corp.........................................     226,000         171,380
 *Chofu Seisakusho Co., Ltd............................      25,000         270,603
 *Chori Co., Ltd.......................................     175,000         172,202
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         380,424
 Chugai Ro Co., Ltd....................................     139,000         383,981
 Chugoku Marine Paints, Ltd............................     111,000         215,444
 Chugokukogyo Co., Ltd.................................      45,000          60,936
 Chukyo Coca-Cola Bottling Co., Ltd....................      40,000         317,772
 Chukyo Sogo Bank, Ltd.................................     118,000         463,388
 *Chuo Paperboard Co., Ltd.............................      76,000          71,354
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         322,638
 Cleanup Corp..........................................      41,000         177,664
 *Co-Op Chemical Co., Ltd..............................      80,000          67,888
 *Computer Engineering & Consulting, Ltd...............       8,000         105,659
 *Copyer Co., Ltd......................................       8,000          24,555
 *Corona Corp..........................................      12,000         107,140
 D'urban, Inc..........................................     114,000         175,984
 Dai Nippon Toryo, Ltd.................................     193,000         285,742
 Dai-Dan Co., Ltd......................................      80,000         335,105
 Daido Hoxan, Inc......................................     196,000         775,003
 Daido Kogyo Co., Ltd..................................      60,000         124,581
 *Daido Steel Sheet Corp...............................      84,000         151,664
 Daidoh, Ltd...........................................      54,000         129,673
 Daihen Corp...........................................     205,000         329,418
 Daiho Corp............................................      96,000         116,998
 Daiichi Cement Co., Ltd...............................      33,000          46,176
 *Daiichi Chuo Kisen Kaisha............................     390,000         176,039
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         166,108
 *Dai-Ichi Katei Denki Co., Ltd........................      91,000          40,254
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................      47,000         133,654
 Daiken Corp...........................................     110,000         309,828
 Daiki Co., Ltd........................................      31,000         302,525
 *Daikyo, Inc..........................................     268,000         425,815
 Daimei Telecom Engineering Corp.......................      66,000         510,620
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         529,741
 *Dainippon Shigyo Co., Ltd............................      16,000          69,332
 Daiso Co., Ltd........................................     112,000         190,086
 *Daisue Construction Co., Ltd.........................     185,000          73,485
 Daisyo Corp...........................................      14,000         128,282
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......      42,000          29,954
 Daiwa Danchi Co., Ltd.................................     202,000         379,304
 Daiwa Industries, Ltd.................................      42,000         106,165
 Daiwa Kosho Lease Co., Ltd............................     101,000         286,302
 *Daiwa Seiko, Inc.....................................     145,000         167,553
 Daiwabo Co., Ltd......................................     262,000         250,715
 *Daiwabo Info.........................................       9,000         115,373
 *Dantani Corp.........................................      68,000          36,833
 Danto Corp............................................      42,000         134,981
 Denki Kogyo Co., Ltd..................................      59,000         372,841
 Deodeo Corp...........................................      44,600         262,919
 Descente, Ltd.........................................     133,000         252,141

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Dia Kensetsu Co., Ltd................................      29,000    $     46,339
 *Diamond Computer Service Co., Ltd....................       8,000          70,777
 *Dijet Industrial Co., Ltd............................      34,000          47,882
 *Doshisha Co., Ltd....................................       5,000          85,762
 *Dynic Corp...........................................      52,000          66,190
 Eagle Industry Co., Ltd...............................      43,000         145,182
 *Eco-Tech Construction Co., Ltd.......................      23,000          22,840
 *Eiken Chemical Co., Ltd..............................       9,000          90,348
 *Elna Co., Ltd........................................       5,000          16,746
 *Enshu, Ltd...........................................      69,000          95,927
 Exedy Corp............................................      40,000         283,467
 *FDK Corp.............................................      94,000         975,886
 *First Baking Co., Ltd................................      67,000         142,140
 France Bed Co., Ltd...................................     193,000         599,362
 Fudo Construction Co., Ltd............................     201,000         212,303
 *Fuji Car Manufacturing Co., Ltd......................      36,000          33,474
 *Fuji Coca Cola Bottling Co., Ltd.....................      15,000         123,227
 Fuji Denki Reiki Co., Ltd.............................      81,800         264,368
 Fuji Kiko Co., Ltd....................................      51,000          93,463
 *Fuji Kisen Kaisha, Ltd...............................       8,000          15,744
 *Fuji Kosan Co., Ltd..................................     130,000         109,144
 Fuji Kyuko Co., Ltd...................................     107,000         347,744
 *Fuji Spinning Co., Ltd., Tokyo.......................     163,000          83,876
 Fujicco Co., Ltd......................................      19,000         231,558
 *Fujii & Co., Ltd.....................................      44,000             397
 *Fujiko Co., Ltd......................................      55,000          20,854
 Fujirebio, Inc........................................      75,000         457,023
 *Fujitsu Denso, Ltd...................................      12,000         140,939
 *Fujitsu Devices, Inc.................................       8,000         116,781
 *Fujitsu Kiden, Ltd...................................       4,000          19,752
 *Fujitsu Systems Construction, Ltd....................       4,000          38,999
 *Fujiya Co., Ltd......................................     190,000         391,077
 Fukuda Corp...........................................      65,000         156,674
 Fukushima Bank, Ltd...................................      90,000         264,058
 *Fukusuke Corp........................................      95,000         119,210
 *Furukawa Battery Co., Ltd............................      45,000         112,123
 Furukawa Co., Ltd.....................................     208,000         428,126
 *Fuso Lexel, Inc......................................       6,000          58,986
 Fuso Pharmaceutical Industries, Ltd...................      78,000         365,456
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         219,660
 Gastec Service, Inc...................................      41,000         152,124
 *Geostar Corp.........................................       6,000          42,520
 Godo Shusei Co., Ltd..................................      74,000         148,306
 *Godo Steel, Ltd......................................     245,000         196,847
 *Goldwin, Inc.........................................      47,000          50,491
 Gourmet Kineya Co., Ltd...............................      31,000         225,564
 *Graphtec Corp........................................      39,000          53,516
 *Gun-Ei Chemical Industry Co., Ltd....................     164,000         236,885
 *Gunze Sangyo, Inc., Tokyo............................      90,000          82,874
 Hac Kimisawa Co., Ltd.................................      25,000         194,094
 *Hakone Tozan Railway Co., Ltd........................      52,000         126,748
 Hakuyosha Co., Ltd....................................      57,000         180,101
 *Hanwa Co., Ltd.......................................     405,000         405,837
 *Harashin Co., Ltd....................................         700           5,403
 Harima Chemicals, Inc.................................      37,000         137,951
 Hayashikane Sangyo Co., Ltd...........................     128,000         143,286
 *Hazama Corp..........................................      19,000           7,376
 Heiwado Co., Ltd......................................      49,000         340,612
 Hibiya Engineering, Ltd...............................      60,000         220,454
 Hisaka Works, Ltd.....................................      48,000         199,330

                                                            SHARES           VALUE+
                                                            ------           ------

 *Hitachi AIC, Inc.....................................      15,000    $    142,185
 *Hitachi Electronics Engineering Co., Ltd.............       7,000          41,139
 Hitachi Kiden Kogyo, Ltd..............................      20,000          67,527
 Hitachi Koki Co., Ltd.................................     111,000         342,707
 *Hitachi Kokusai Electric, Inc........................      44,000         340,016
 Hitachi Medical Corp..................................      28,000         290,689
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         528,549
 Hitachi Powdered Metal Co., Ltd.......................      46,000         427,729
 *Hitachi Seiki Co., Ltd...............................     141,000         192,207
 *Hitachi Tool Engineering, Ltd........................       6,500          35,032
 Hochiki Corp..........................................      42,000         109,198
 *Hodogaya Chemical Co., Ltd...........................     100,000         150,761
 *Hohsui Corp..........................................      56,000          41,960
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         237,715
 *Hokkaido Bank, Ltd...................................     100,000         120,067
 *Hokkaido Coca-Cola Bottling Co., Ltd.................      17,000         131,984
 Hokkaido Gas Co., Ltd.................................      87,000         151,583
 Hokko Chemical Industry Co., Ltd......................      41,000         111,410
 *Hoko Fishing Co., Ltd................................      79,000          51,349
 *Hokuriku Electric Industry Co., Ltd..................     112,000         192,108
 Hokuriku Electrical Construction Co., Ltd.............      36,000          89,048
 *Hokuriku Gas Co., Ltd................................      26,000          71,120
 Hokuriku Seiyaku Co., Ltd.............................      31,000         364,093
 *Hokushin Co., Ltd....................................      39,900          47,547
 Honen Corp............................................     128,000         217,241
 Horiba, Ltd...........................................      54,000         455,805
 Hosokawa Micron Corp..................................      40,000         229,302
 Howa Machinery, Ltd...................................     181,000         196,080
 *Ichida and Co., Ltd..................................      78,000          37,320
 Ichikawa Co., Ltd.....................................      49,000          99,972
 Ichiken Co., Ltd......................................      48,000          42,899
 Ichikoh Industries, Ltd...............................     141,000         260,943
 *Ichiyoshi Securities Co., Ltd........................      24,000          91,215
 Idec Izumi Corp.......................................      60,000         728,529
 Ihara Chemical Industry Co., Ltd......................      80,000         143,720
 Iino Kaiun Kaisha, Ltd................................     161,000         225,284
 *Ikegai Corp..........................................      90,000         108,061
 *Ikegami Tsushinki Co., Ltd...........................     102,000         209,946
 Inaba Denki Sangyo Co., Ltd...........................      22,000         237,932
 *Inaba Seisa Kusho Co., Ltd...........................       8,000         107,609
 Inabata and Co., Ltd., Osaka..........................      85,000         483,429
 Inageya Co., Ltd......................................      56,000         299,789
 Intec, Inc............................................      19,000         271,352
 *Inui Steamship Co., Ltd..............................      31,000          18,191
 *Iseki & Co., Ltd.....................................     322,000         229,645
 *Ishihara Sangyo Kaisha, Ltd..........................     193,000         306,650
 *Ishii Hyoki Co., Ltd.................................       3,000          89,103
 Ishii Iron Works Co., Ltd.............................      52,000          82,621
 *Ishikawa Seisakusho, Ltd.............................      75,000          57,551
 *Ishikawajima Transport Machinery Co., Ltd............       6,000          19,445
 Ishizuka Glass Co., Ltd...............................      49,000          92,452
 Itochu Fuel Corp......................................     192,000         717,587
 Itoki Crebio Corp.....................................      56,000         152,170
 *Iuchi Seieldo Co., Ltd...............................       4,000          57,416
 Iwasaki Electric Co., Ltd.............................     110,000         240,315
 *Iwatsu Electric Co., Ltd.............................     145,000         327,251
 *Izukyu Corp..........................................       2,200          40,715

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Izumi Co., Ltd........................................      55,000    $    528,793
 *Izutsuya Co., Ltd....................................      70,000         102,373
 JGC Corp..............................................     146,000       1,028,065
 JMS Co., Ltd..........................................      59,000         212,519
 *Jac Holdings Co., Ltd................................       5,000          85,762
 *Jaccs Co., Ltd.......................................      79,000         226,792
 *Jamco Corp...........................................       5,000          18,100
 *Janome Sewing Machine Co., Ltd.......................     224,000         171,886
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         149,768
 *Japan Aviation Electronics Industry, Ltd.............     130,000       1,023,371
 Japan Carlit Co., Ltd.................................      28,000         196,658
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000          79,840
 Japan Digital Laboratory Co., Ltd.....................      28,100         358,952
 Japan Foundation Engineering Co., Ltd.................      49,200         183,438
 *Japan Kenzai Co., Ltd................................       4,000          19,861
 *Japan Metals & Chemicals Co., Ltd....................     201,000         241,335
 Japan Oil Transportation Co., Ltd.....................      45,000          73,124
 Japan Paperboard Industries Co., Ltd., Tokyo..........     127,000         240,767
 Japan Pulp and Paper Co., Ltd.........................      99,000         317,276
 *Japan Steel Works, Ltd...............................     338,000         338,698
 Japan Storage Battery Co., Ltd........................      63,000         224,652
 Japan Transcity Corp..................................      90,000         157,622
 Japan Vilene Co., Ltd.................................     101,000         241,624
 Japan Wool Textile Co., Ltd...........................      86,000         333,841
 Jastec Co., Ltd.......................................       3,000          96,415
 Jeol, Ltd.............................................      97,000         554,305
 *Joban Kosan Co., Ltd.................................     101,000         130,386
 *Joint Corp...........................................       5,000         117,359
 Joshin Denki Co., Ltd.................................      98,000         243,294
 *Jsp Corp.............................................       4,000          20,691
 *Jujiya Co., Ltd......................................     161,000          75,579
 Juken Sangyo Co., Ltd.................................      86,000         492,222
 Juki Corp.............................................     153,000         587,021
 K.R.S.Corp............................................       2,000          20,384
 *Kabuki-Za Co., Ltd...................................       5,000         171,525
 Kaga Electronics Co., Ltd.............................      19,000         229,843
 Kagawa Bank, Ltd......................................      68,350         370,840
 Kahma Co., Ltd........................................      46,000         220,093
 *Kakuei (L.) Corp.....................................     100,000             903
 Kamei Corp............................................      59,000         268,445
 Kanaden Corp..........................................      50,000         199,059
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         422,493
 Kanamoto Co., Ltd.....................................      24,000         119,598
 *Kanematsu Corp.......................................     249,500         281,549
 Kanematsu Electronics, Ltd............................      38,000         166,722
 *Kanematsu-NNK Corp...................................      60,000          81,790
 *Kansai Kisen Kaisha..................................     184,000          69,765
 Kanto Auto Works, Ltd., Yokosuka......................      74,000         396,818
 Kanto Bank, Ltd.......................................      13,400         166,939
 Kanto Denka Kogyo Co., Ltd............................      83,000         295,221
 Kanto Natural Gas Development Co., Ltd................     104,000         556,751
 *Kanto Special Steel Works, Ltd.......................      84,000          51,566
 Kasei (C.I.) Co., Ltd.................................      46,000         141,192
 Kasumi Co., Ltd.......................................     132,000         521,941
 Katakura Chikkarin Co., Ltd...........................      17,000          51,566
 Katakura Industries Co., Ltd..........................      49,000         218,080

                                                            SHARES           VALUE+
                                                            ------           ------

 *Kato Sangyo Co., Ltd.................................      17,000    $     95,151
 *Kato Spring Works Co., Ltd...........................       8,000          19,861
 Kato Works Co., Ltd...................................      82,000         105,118
 Katsumura Construction Co., Ltd.......................      48,600          52,649
 Kawada Industries, Inc................................      76,000         146,825
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000         131,379
 *Kawashima Textile Manufacturers, Ltd.................     126,000         154,697
 *Kawasho Corp.........................................     222,000         238,492
 Kawasho Gecoss Corp...................................      52,000         139,892
 *Kawasumi Laboratories, Inc...........................       5,000          45,815
 Kayaba Industry Co., Ltd..............................     321,000         524,514
 Keihin Co., Ltd.......................................     100,000         129,998
 Keiyo Co., Ltd........................................     104,900         476,340
 Kentucky Fried Chicken Japan, Ltd.....................      10,000         106,526
 Key Coffee, Inc.......................................      16,000         184,597
 *Kimmon Manufacturing Co., Ltd........................      41,000          44,416
 Kimura Chemical Plants Co., Ltd.......................      27,000          58,255
 *Kinki Nippon Tourist Co., Ltd........................     133,000         328,985
 Kinki Sharyo Co., Ltd., Nagaokakyo....................     101,000         117,621
 Kinseki, Ltd..........................................      56,000         652,155
 *Kinsho-Mataichi Corp.................................      42,000          45,120
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          57,696
 Kioritz Corp..........................................      96,000         115,265
 Kishu Paper Co., Ltd..................................      63,000          94,980
 Kitagawa Iron Works Co., Ltd..........................     124,000         145,525
 Kita-Nippon Bank, Ltd.................................       6,806         349,605
 Kitano Construction Corp..............................     116,000         219,913
 Kitz Corp.............................................     234,000         335,882
 Koa Oil Co., Ltd......................................     132,000         331,278
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         223,921
 *Kobe Kiito Co., Ltd..................................      53,000          18,660
 *Koito Industries, Ltd................................       8,000          20,366
 *Kokune Corp..........................................      42,000          28,437
 Kokusai Kogyo Co., Ltd................................      60,000         283,828
 Komai Tekko, Inc......................................      53,000         118,659
 *Komatsu Construction Co., Ltd........................      29,000          39,270
 *Komatsu Electronics Metals Co., Ltd..................      13,000          93,300
 *Komatsu Forklift Co., Ltd............................     153,000         222,377
 Komatsu Seiren Co., Ltd...............................      75,000         192,965
 Komatsu Zenoah Co.....................................      73,000         158,164
 Konishi Co., Ltd......................................      16,000         129,998
 *Kosaido Co., Ltd.....................................      10,000          94,609
 *Kosei Securities Co., Ltd............................     137,000         234,989
 Krosaki Corp..........................................      96,000         134,331
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         240,333
 Kurabo Industries, Ltd................................     374,000         523,331
 Kuraya Sanseido, Inc..................................      56,950         517,208
 Kurimoto, Ltd.........................................     116,000         234,574
 Kyodo Printing Co., Ltd...............................      75,000         218,694
 Kyodo Shiryo Co., Ltd.................................     145,000         147,918
 Kyoei Sangyo Co., Ltd.................................      23,000          72,672
 Kyoei Tanker Co., Ltd.................................      53,000          52,631
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         155,591
 Kyokuyo Co., Ltd......................................     167,000         220,111
 *Kyoritsu Maintenance Co., Ltd........................       3,000          52,812
 Kyosan Electric Manufacturing Co., Ltd................      94,000         207,057
 Kyowa Leather Cloth Co., Ltd..........................      32,000         136,931

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kyudenko Corp.........................................      68,000    $    217,313
 Kyushu Bank, Ltd......................................     146,000         411,226
 *Laox Co., Ltd........................................      16,000          62,832
 Life Corp.............................................      83,000         496,781
 MR Max Corp...........................................      56,300         170,774
 Maeda Road Construction Co., Ltd......................      20,000          85,582
 Maezawa Industries, Inc...............................      18,700         115,133
 *Maezawa Kaisei Industries Co., Ltd...................       7,600          70,668
 Magara Construction Co., Ltd..........................      61,000          72,690
 *Mars Engineering Corp................................       5,000         172,879
 *Marubun Corp.........................................       9,000         103,186
 Marudai Food Co., Ltd.................................     232,000         330,916
 Maruei Department Store Co., Ltd......................      72,000         174,847
 Maruetsu, Inc.........................................     106,000         296,648
 Maruha Corp...........................................     434,000         544,600
 Marusan Securities Co., Ltd...........................      67,000         295,772
 Maruwn Corp...........................................      44,000          75,471
 Maruyama Manufacturing Co., Inc.......................      73,000          89,626
 Maruzen Co., Ltd......................................     179,000         478,319
 Maruzen Showa Unyu Co., Ltd...........................     175,000         315,967
 Maspro Denkoh Corp....................................      16,000         148,775
 *Matsuda Sangyo Co., Ltd..............................       4,000          69,693
 Matsui Construction Co., Ltd..........................      40,000         106,526
 Matsuo Bridge Co., Ltd................................      37,000          71,815
 Matsuya Co., Ltd......................................      74,000         233,815
 *Matsuya Foods Co., Ltd...............................       8,000         100,026
 Matsuzakaya Co., Ltd..................................     123,000         294,255
 Meiden Engineering Co., Ltd...........................      31,000         161,477
 *Meidensha Corp.......................................     183,000         343,627
 Meiji Shipping Co., Ltd...............................      47,000          73,404
 Meiko National Securities Co., Ltd....................      84,500         167,061
 *Meisei Industrial Co., Ltd...........................      29,000          31,154
 Meito Sangyo Co., Ltd.................................      38,000         394,507
 *Meito Transportation Co., Ltd........................       5,000          49,381
 *Meiwa Trading Co., Ltd...............................      55,000          45,680
 Mercian Corp..........................................     109,000         264,699
 Mimasu Semiconductor Industry Co., Ltd................      17,000         214,704
 *Miroku Jyoho Service Co., Ltd........................       3,000          19,500
 Misawa Homes Co., Ltd.................................     108,000         305,170
 Misawa Resort Co., Ltd................................      40,000          88,471
 *Misawavan Corp.......................................      43,000         178,178
 *Mito Securities Co., Ltd.............................      35,000          84,047
 Mitsuba Corp..........................................      67,000         263,715
 Mitsubishi Cable Industries, Ltd......................     270,000         709,300
 Mitsubishi Chemical Corp..............................         250             700
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         202,796
 Mitsubishi Pencil Co., Ltd............................      61,000         462,575
 *Mitsubishi Plastics, Inc.............................     310,000         531,727
 *Mitsubishi Shindoh Co., Ltd..........................      82,000         222,820
 *Mitsubishi Steel Manufacturing Co., Ltd..............     253,000         200,991
 Mitsuboshi Belting, Ltd...............................     153,000         368,787
 *Mitsui Construction Co., Ltd.........................     314,000         153,072
 Mitsui Home Co., Ltd..................................      55,000         197,118
 Mitsui Matsushima Co., Ltd............................      90,000         147,872
 *Mitsui Mining Co., Ltd...............................     225,000         219,371
 Mitsui Sugar Co., Ltd.................................     116,000         224,102
 *Mitsui Wood Systems, Inc.............................      41,500          43,459
 Mitsui-Soko Co., Ltd..................................     115,000         227,361
 *Mitsumura Printing Co., Ltd..........................       6,000          18,416

                                                            SHARES           VALUE+
                                                            ------           ------

 Mitsuuroko Co., Ltd...................................      76,000    $    418,520
 Miura Co., Ltd........................................      31,000         436,576
 Miyaji Iron Works Co. Ltd.............................      90,000         153,560
 *Miyakoshi Corp.......................................      18,000           3,737
 Miyoshi Oil & Fat Co., Ltd............................     120,000         242,662
 Miyuki Keori Co., Ltd.................................      50,000         181,004
 Mizuno Corp...........................................     120,000         344,494
 Morinaga & Co., Ltd...................................     220,000         484,603
 *Morishita Jinton Co., Ltd............................       2,000          26,541
 Morita Corp...........................................      72,000         170,297
 Morozoff, Ltd., Osaka.................................      50,000          90,728
 Mory Industries, Inc..................................      66,000         126,314
 Mos Food Services, Inc................................      29,000         243,475
 *Mutoh Industries, Ltd................................      61,000         155,844
 Mutow Co., Ltd........................................      38,000         209,260
 *Myojo Foods Co., Ltd.................................       2,000           3,972
 NOF Corp..............................................      54,000         127,723
 *Nabco, Ltd...........................................     120,000         173,330
 Nachi-Fujikoshi Corp..................................     188,000         298,706
 Nagano Bank, Ltd......................................      63,000         267,308
 *Nagano Japan Radio Co., LTD..........................       6,000          25,729
 Nagatanien Co., Ltd...................................      32,000         237,174
 *Naigai Co., Ltd......................................     109,000          82,657
 Nakabayashi Co., Ltd..................................      92,000         227,568
 Nakamuraya Co., Ltd...................................      85,000         211,021
 *Nakano Corp..........................................      66,000          42,899
 Nakayama Steel Works, Ltd.............................     206,000         247,339
 Nemic-Lambda KK.......................................       3,484          83,348
 Neturen Co., Ltd., Tokyo..............................      67,000         175,407
 Nichia Steel Works, Ltd...............................      64,900         169,909
 Nichias Corp..........................................     237,000         691,073
 Nichiban Co., Ltd.....................................      58,000         170,171
 *Nichiboshin, Ltd.....................................     119,000           1,074
 Nichiha Corp..........................................      27,000         168,185
 Nichimen Corp.........................................     190,000         205,830
 Nichimo Co., Ltd......................................      54,000          62,399
 *Nichimo Corp.........................................      85,000          56,016
 Nichireki Co., Ltd....................................      44,000         175,966
 Nichiro Corp..........................................     289,000         508,752
 *Nidec Tosok Corp.....................................       3,000          23,372
 *Nihon Kentetsu Co., Ltd..............................      27,000          56,305
 Nihon Kohden Corp.....................................      85,000         218,694
 Nihon Matai Co., Ltd..................................      50,000         103,818
 Nihon Nohyaku Co., Ltd................................     103,000         201,776
 Nihon Nosan Kogyo KK..................................     201,000         308,474
 Nihon Parkerizing Co., Ltd............................      92,000         280,723
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000         100,604
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          79,308
 *Niigata Chuo Bank, Ltd...............................     130,000               0
 *Niigata Engineering Co., Ltd.........................     586,000         428,505
 Nikken Chemicals Co., Ltd.............................     130,000         394,326
 Nikkiso Co., Ltd......................................      61,000         304,529
 Nikko Co., Ltd., Akashi...............................      65,000         146,699
 *Nippei Toyama Corp...................................      10,000          16,521
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         344,494
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          93,914
 *Nippon Carbon Co., Ltd...............................     177,000         148,604
 *Nippon Ceramic Co., Ltd..............................       4,000          86,304
 Nippon Chemical Industrial Co., Ltd...................     131,000         532,178

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

                                                            SHARES           VALUE+
                                                            ------           ------
 Nippon Chemi-Con Corp.................................     103,000    $    830,351
 *Nippon Chemiphar Co., Ltd............................      49,000         106,165
 Nippon Chutetsukan KK.................................      44,000          76,663
 *Nippon Columbia Co., Ltd.............................      99,000         164,447
 *Nippon Concrete Industries Co., Ltd..................      65,000          61,613
 Nippon Conlux Co., Ltd................................      63,000         299,726
 *Nippon Conveyor Co., Ltd.............................      43,000          29,890
 Nippon Denko Co., Ltd.................................     159,000         249,758
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         368,580
 Nippon Felt Co., Ltd..................................      28,000          80,887
 Nippon Fine Chemical Co., Ltd.........................      23,000          86,792
 Nippon Flour Mills Co., Ltd...........................     147,000         333,092
 *Nippon Formula Feed Manufacturing Co., Ltd...........     100,000         117,359
 Nippon Gas Co., Ltd...................................      62,000         363,813
 Nippon Hume Pipe Co., Ltd.............................      43,000          84,625
 *Nippon Kasei Chemical Co., Ltd.......................     113,000         147,918
 *Nippon Kinzoku Co., Ltd..............................      93,000          75,561
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         278,105
 *Nippon Kokan Koji Corp...............................       7,000          22,750
 Nippon Konpo Unyu Soko Co., Ltd.......................      59,000         388,820
 *Nippon Koshuha Steel Co., Ltd........................     151,000         125,412
 *Nippon Lace Co., Ltd.................................      26,000          21,125
 Nippon Light Metal Co., Ltd...........................     243,000         206,209
 *Nippon Metal Industry Co., Ltd.......................     282,000         193,480
 Nippon Pipe Manufacturing Co., Ltd....................      35,000         127,335
 *Nippon Piston Ring Co., Ltd..........................     133,000         106,860
 Nippon Road Co., Ltd..................................     147,000         214,984
 *Nippon Seiki Co., Ltd................................      25,000         129,546
 Nippon Seisen Co., Ltd................................      39,000          72,880
 Nippon Sharyo, Ltd....................................     122,000         208,159
 Nippon Shinyaku Co., Ltd..............................      59,000         515,585
 Nippon Signal Co., Ltd................................     109,000         381,796
 Nippon Soda Co., Ltd..................................     129,000         370,331
 *Nippon Steel Chemical Co., Ltd.......................     241,000         387,267
 Nippon Suisan Kaisha, Ltd.............................     246,000         397,522
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         194,852
 *Nippon Typewriter Co., Ltd...........................       3,000           8,937
 Nippon Valqua Industries, Ltd.........................     119,000         168,663
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000         142,591
 Nippon Yusoki Co., Ltd................................      49,000          80,508
 *Nishimatsuya Chain Co., Ltd..........................       7,000         101,109
 *Nissan Construction Co., Ltd.........................     128,000          82,043
 *Nissan Diesel Motor Co., Ltd.........................     214,000         243,421
 *Nissan Shatai Co., Ltd...............................     251,000         380,677
 *Nisseki House Industry Co., Ltd......................     260,000         305,134
 Nissha Printing Co., Ltd..............................      81,000         416,805
 *Nisshin Fire & Marine Insurance Co., Ltd.............     133,000         273,754
 Nisshin Oil Mills, Ltd................................     122,000         339,222
 Nissin Corp...........................................     150,000         258,641
 Nissin Electric Co., Ltd..............................     187,000         450,740
 *Nissin Kogyo Co., Ltd................................       6,000          99,123
 Nitsuko Corp..........................................      75,000         356,817
 Nitta Corp............................................      24,000         298,995
 Nittetsu Mining Co., Ltd..............................     147,000         310,532
 Nitto Boseki Co., Ltd.................................     225,000         300,620
 Nitto Construction Co., Ltd...........................      19,000          33,104
 Nitto Electric Works, Ltd.............................      67,000         492,953
 Nitto Flour Milling Co., Ltd..........................      54,000         101,886

                                                            SHARES           VALUE+
                                                            ------           ------

 Nitto Seiko Co., Ltd..................................      56,000    $     95,548
 *Nitto Seimo Co., Ltd.................................      32,000          22,244
 Nittoc Construction Co., Ltd..........................      61,000          76,545
 Nohmi Bosai, Ltd......................................      59,000         211,987
 *Nomura Co., Ltd......................................       6,000          16,629
 O-M, Ltd..............................................      46,000          56,477
 *OKK Corp.............................................     101,000         132,209
 Obayashi Road Corp....................................      65,000         149,633
 Odakyu Construction Co., Ltd..........................      29,000          56,287
 Odakyu Real Estate Co., Ltd...........................      58,000         109,433
 Ohki Corp.............................................      73,000         134,439
 *Ohkura Electric Co., Ltd.............................      34,000          53,407
 *Ohtsu Tire & Rubber Co., Ltd.........................      65,000         115,599
 Oiles Corp............................................      18,000         292,170
 Okabe Co., Ltd........................................      39,000         117,242
 Okamoto Industries, Inc...............................     127,000         284,334
 Okamura Corp..........................................     197,000         786,071
 Oki Electric Cable Co., Ltd...........................      56,000         141,048
 *Okinawa Electric Power Co., Ltd......................       6,000          99,123
 *Okuma and Howa Machinery, Ltd........................      69,000         113,369
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         324,128
 *Olympic Corp.........................................      10,000         191,837
 *Ono Sokki Co., Ltd...................................      43,000          78,414
 *Optec Dai-Ichi Denko Co., Ltd........................     116,333          91,368
 Organo Corp...........................................     101,000         354,686
 Oriental Construction Co., Ltd........................      39,000         133,437
 *Oriental Yeast Co., Ltd..............................      14,000          58,770
 Origin Electric Co., Ltd..............................      54,000         333,932
 Osaka Oxygen Industries, Ltd..........................     190,000         409,944
 Osaka Steel Co., Ltd..................................      38,000         149,913
 Osaki Electric Co., Ltd...............................      56,000         323,550
 Oyo Corp..............................................      29,000         320,968
 P.S.C. Corp...........................................      35,000         104,269
 Pacific Industrial Co., Ltd...........................      78,000         186,601
 *Pacific Metals Co., Ltd..............................     299,000         728,800
 Parco Co., Ltd........................................      82,000         229,482
 *Pasco Corp...........................................      68,500         250,449
 *PCA Corp.............................................       3,000          46,583
 Penta-Ocean Construction Co., Ltd.....................      72,000          90,348
 Pigeon Corp...........................................      18,000         129,998
 Pilot Corp............................................      32,000         134,331
 *Pokka Corp...........................................      48,000         191,963
 *Press Kogyo Co., Ltd.................................     143,000          90,366
 *Prima Meat Packers, Ltd..............................     230,000         236,704
 *Pulstec Industrial Co., Ltd..........................       2,000          33,041
 Raito Kogyo Co., Ltd..................................      47,800         168,293
 Rasa Industries, Ltd..................................     119,000         272,869
 Rengo Co., Ltd........................................         800           3,163
 *Renown Look, Inc.....................................      50,000         107,880
 *Renown, Inc..........................................     402,000         359,281
 Rheon Automatic Machinery Co., Ltd....................      40,000         129,637
 *Rhythm Watch Co., Ltd................................     344,000         540,357
 *Ricoh Elemex Corp....................................      11,000          68,122
 *Ricoh Leasing Co., Ltd...............................       4,000          75,832
 *Right ON Co., Ltd....................................       5,000         123,227
 Riken Corp............................................     193,000         348,466
 Riken Keiki Co., Ltd..................................      33,000         117,973
 Riken Vinyl Industry Co., Ltd.........................     123,000         345,334
 *Riken Vitamin Co., Ltd...............................      10,000         127,289
 Rohto Pharmaceutical Co., Ltd.........................      57,000         758,997

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

                                                            SHARES           VALUE+
                                                            ------           ------
 Royal Co., Ltd........................................      35,000    $    298,904
 *Ryobi, Ltd...........................................     238,000         360,960
 Ryoden Trading Co., Ltd...............................      80,000         244,107
 Ryoyo Electro Corp....................................      45,000         558,178
 S.T. Chemical Co., Ltd................................      48,000         303,328
 SMK Corp..............................................     127,000         739,498
 SXL Corp..............................................     148,000         326,005
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          67,942
 Sagami Chain Co., Ltd.................................      20,000         155,095
 Sagami Co., Ltd.......................................      60,000         188,497
 *Sailor Pen Co., Ltd..................................      16,000          77,999
 Sakai Chemical Industry Co., Ltd......................     184,000       1,171,063
 Sakai Heavy Industries, Ltd...........................      60,000         116,998
 *Sakai Ovex Co., Ltd..................................      85,000          67,527
 Sakata Inx Corp.......................................      92,000         222,585
 *Sakurada Co., Ltd....................................      38,000          36,363
 San-Ai Oil Co., Ltd...................................     118,000         339,818
 Sankei Building Co., Ltd..............................      97,000         329,255
 Sanki Engineering Co., Ltd............................      76,000         354,713
 *Sanko Co., Ltd.......................................       2,000          21,666
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          47,287
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         236,587
 Sankyo Seiko Co., Ltd.................................      86,000         211,174
 *Sankyu, Inc., Tokyo..................................     302,000         264,455
 Sanoh Industrial Co., Ltd.............................      32,000         138,664
 Sanshin Electronics Co., Ltd..........................      51,000         312,157
 *Sansui Electric Co., Ltd.............................     353,000          15,934
 *Sanwa Electric Co., Ltd..............................      17,000          41,437
 *Sanyo Denki Co., Ltd.................................      36,000         227,496
 Sanyo Industries, Ltd., Tokyo.........................      48,000         157,731
 Sanyo Shokai, Ltd.....................................     113,000         302,976
 Sanyo Special Steel Co., Ltd..........................     339,000         459,054
 *Sasebo Heavy Industries Co., Ltd., Tokyo.............     257,000         185,608
 Sata Construction Co., Ltd., Gumma....................      61,000          65,531
 *Sato Kogyo Co., Ltd..................................      34,000          14,733
 Sato Shoji Corp.......................................      31,000         107,745
 Satori Electric Co., Ltd..............................       2,000          21,486
 Sawafugji Electric Co., Ltd...........................      31,000          55,412
 Seika Corp............................................     145,000         205,514
 *Seikitokyu Kogyo Co., Ltd............................      86,000          60,557
 *Seiko Corp...........................................      45,150         182,196
 Seiren Co., Ltd.......................................      81,000         204,746
 Seiyo Food Systems, Inc...............................     137,000         411,849
 Sekisui Jushi Co., Ltd................................      85,000         273,943
 Sekisui Plastics Co., Ltd.............................     150,000         261,350
 Senko Co., Ltd........................................     205,000         370,132
 Senshukai Co., Ltd....................................      40,000         196,802
 *Setouchi Bank, Ltd...................................      11,000          39,523
 Shibaura Engineering Works Co., Ltd...................      45,000         248,214
 Shibusawa Warehouse Co., Ltd..........................     119,000         268,572
 Shibuya Kogyo Co., Ltd................................      54,000         402,668
 *Shikibo, Ltd.........................................     155,000          93,752
 Shikoku Chemicals Corp................................      89,000         317,366
 Shimizu Bank, Ltd.....................................       8,900         347,897
 *Shimura Kako Co., Ltd................................      55,000         263,652
 Shin Nippon Air Technologies Co., Ltd.................      37,180         122,511
 Shinagawa Fuel Co., Ltd...............................     160,000         534,435
 Shinagawa Refractories Co., Ltd.......................     116,000         214,677

                                                            SHARES           VALUE+
                                                            ------           ------

 Shindengen Electric Manufacturing Co., Ltd............      68,000    $    340,702
 Shin-Etsu Polymer Co., Ltd............................      68,000         410,684
 *Shinko Electric Co., Ltd.............................     257,000         426,898
 Shinko Shoji Co., Ltd.................................      41,000         283,521
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         355,092
 *Shinmaywa Industries, Ltd............................     168,000         268,445
 *Shinsho Corp.........................................     110,000         155,907
 *Shintom Co., Ltd.....................................     178,000          69,097
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         163,292
 Shinyei Kaisha........................................      54,000          69,711
 Shiroki Co., Ltd......................................     132,000         239,521
 Sho-Bond Corp.........................................      24,100         312,207
 *Shobunsha Publications, Inc..........................      12,000         141,589
 *Shochiku Co., Ltd....................................      99,000         437,036
 *Shoei Co., Ltd.......................................       6,000          53,137
 Shoko Co., Ltd........................................     156,000         197,163
 *Shokusan Bank, Ltd...................................      18,000          66,624
 *Shokusan Jutaku Sogo Co., Ltd........................     207,000         138,285
 *Showa Aluminum Corp..................................     181,000         212,420
 Showa Corp............................................     117,000         626,345
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......     313,000         565,129
 Showa Highpolymer Co., Ltd............................      79,000         245,335
 *Showa Mining Co., Ltd................................       8,000          17,911
 Showa Sangyo Co., Ltd.................................     160,000         259,995
 *Silver Seiko, Ltd....................................      87,000          97,390
 Sintokogio, Ltd., Nagoya..............................     108,000         238,871
 *Snow Brand Seed Co., Ltd.............................       4,000          17,694
 Soda Nikka Co., Ltd...................................      35,000          61,298
 *Sodick Co., Ltd......................................      15,000          63,780
 *Sokkisha Co., Ltd....................................      40,000          64,277
 *Sonton Food Industry Co., Ltd........................       4,000          33,222
 Sotetsu Rosen Co., Ltd................................      42,000         195,267
 *SPC Electronics Corp.................................       9,000          89,373
 *SRL, Inc.............................................       7,000          57,316
 Star Micronics Co., Ltd...............................      84,000       1,137,480
 Subaru Enterprise Co., Ltd............................      36,000         112,448
 *Suminoe Textile Co., Ltd.............................     142,000         158,958
 *Sumitomo Coal Mining Co., Ltd........................     181,000         111,112
 *Sumitomo Construction Co., Ltd.......................     320,000         196,441
 Sumitomo Corporation's Leasing, Ltd...................      38,500         401,436
 Sumitomo Densetsu Co., Ltd............................      50,700         242,581
 *Sumitomo Light Metal Industries, Ltd.................     493,000         364,951
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         233,075
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         219,155
 Sumitomo Warehouse Co., Ltd...........................     126,000         323,044
 Sun Wave Corp.........................................      88,000         146,175
 Sun-S, Inc............................................      38,300         237,881
 SunTelephone Co., Ltd.................................      65,000         148,459
 *Suruga Corp..........................................       3,000          37,239
 *Suzutan Co., Ltd.....................................      62,000          52,613
 *T.Hasegawa Co., Ltd..................................       9,000         138,123
 TYK Corp..............................................      67,000         116,736
 Tabai Espec Corp......................................      34,000         325,355
 *Tachihi Enterprise Co., Ltd..........................       5,000          85,762
 *Tachikawa Corp.......................................       4,000          23,472
 Tadano, Ltd...........................................     127,000         204,078
 Taihei Dengyo Kaisha, Ltd.............................      66,000         154,914

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

                                                            SHARES           VALUE+
                                                            ------           ------
 Taihei Kogyo Co., Ltd.................................     114,000    $    138,935
 *Taiheiyo Kaiun Co., Ltd..............................      72,000          34,449
 Taiheiyo Kouhatsu, Inc................................      90,000          95,873
 *Taiho Kogyo Co., Ltd.................................      10,000          78,269
 Taikisha, Ltd.........................................      97,000         631,365
 Taisei Fire & Marine Insurance Co., Ltd...............     118,000         303,599
 *Taisei Prefab Construction Co., Ltd..................     134,000         130,648
 Taisei Rotec Corp.....................................     127,000         176,562
 Taito Co., Ltd........................................      70,000         148,504
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         464,959
 Takada Kiko Co., Ltd..................................      31,000         121,737
 *Takagi Securities Co., Ltd...........................      22,000          64,746
 *Takamatsu Corp.......................................       6,500          72,763
 *Takano Co., Ltd......................................       7,000          82,151
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......     156,000         198,572
 *Taka-Q Co., Ltd......................................      69,500          57,723
 *Takara Co., Ltd......................................      39,000         152,801
 *Takara Printing Co., Ltd.............................       3,500          30,807
 *Takarabune Corp......................................      52,000          46,005
 Takasago International Corp...........................      91,000         350,786
 *Takasaki Paper Manufacturing Co., Ltd................     157,000         116,222
 *Takashima & Co., Ltd.................................      60,000          60,666
 Takiron Co., Ltd......................................     140,000         465,103
 Tamura Corp...........................................      65,000         249,388
 *Tamura Electric Works, Ltd...........................      74,000         144,966
 Tasaki Shinju Co., Ltd................................      53,000         200,955
 *Tateho Chemical Industries Co., Ltd..................      26,500          50,239
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         166,505
 Tayca Corp............................................      74,000         165,675
 Teac Corp.............................................     109,000         334,564
 *Techno Ryowa, Ltd....................................       1,200           4,875
 *Tecmo, Ltd...........................................       7,000          60,034
 Teijin Seiki Co., Ltd.................................     138,000         316,436
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         216,880
 Teikoku Sen-I Co., Ltd................................      39,000          60,909
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         224,066
 Teisan KK.............................................     219,000       1,243,564
 Tekken Corp...........................................     274,000         222,621
 Ten Allied Co., Ltd...................................      37,000         131,605
 Tenma Corp............................................      29,000         259,183
 *Teraoka Seisakusho Co., Ltd..........................       4,000          25,277
 *Tesac Corp...........................................      92,000          38,205
 Tetra Co., Ltd., Tokyo................................      41,000          74,026
 The Daito Bank, Ltd...................................      81,000         239,115
 *Tigers Polymer Corp..................................       4,000          19,283
 *Titan Kogyo KK.......................................      36,000          51,999
 Toa Corp..............................................     181,000         204,250
 Toa Doro Kogyo Co., Ltd...............................      85,000         149,633
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          41,518
 *Tobishima Corp.......................................     100,000          39,722
 *Tobu Store Co., Ltd..................................      71,000         107,681
 Tochigi Bank, Ltd.....................................      60,000         367,785
 Tochigi Fuji Industrial Co., Ltd......................      51,000          98,527
 Toda Kogyo Corp.......................................      88,000         397,215
 Todentu Corp..........................................      57,000         177,528

                                                            SHARES           VALUE+
                                                            ------           ------

 Toenec Corp...........................................      80,000    $    303,328
 Toho Real Estate Co., Ltd.............................      98,000         339,727
 *Toho Titanium Co., Ltd...............................       6,000          28,708
 Toho Zinc Co., Ltd....................................     205,000         405,295
 *Tohoku Bank..........................................      15,000          29,114
 *Tohpe Corp...........................................      36,000          43,224
 Tohto Suisan Co., Ltd.................................      54,000         141,860
 Tokai Carbon Co., Ltd.................................     186,000         404,672
 Tokai Corp............................................     108,000         681,513
 *Tokai Kanko Co., Ltd.................................     198,000         137,635
 Tokai Pulp Co., Ltd...................................      88,000         318,567
 Tokai Rika Co., Ltd...................................      61,000         424,027
 *Tokai Senko KK, Nagoya...............................      47,000          44,976
 Tokico, Ltd...........................................     189,000         351,481
 *Tokimec, Inc.........................................     119,000         126,766
 Tokin Corp............................................      53,000         641,142
 Toko Electric Corp....................................      39,000          98,934
 Toko, Inc.............................................      81,000         426,311
 Tokushima Bank, Ltd...................................      61,200         386,743
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         435,086
 Tokyo Denki Komusho Co., Ltd..........................      57,000         191,936
 *Tokyo Denpa Co., Ltd.................................       3,000         109,686
 Tokyo Kikai Seisakusho, Ltd...........................      74,000         261,873
 *Tokyo Leasing Co., Ltd...............................      29,000         151,845
 *Tokyo Nissan Auto Sales Co., Ltd.....................      63,000         108,629
 Tokyo Rakutenchi Co., Ltd.............................      92,000         289,028
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         322,737
 Tokyo Sangyo Co., Ltd.................................      36,500          95,887
 Tokyo Securities Co., Ltd.............................     366,250         912,557
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         354,959
 Tokyo Tatemono Co., Ltd...............................     244,000         458,170
 *Tokyo Tekko Co., Ltd.................................      67,000          43,549
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         179,072
 *Tokyo Tungsten Corp..................................      10,000          81,158
 Tokyotokeiba Co., Ltd.................................     261,000         263,895
 *Tokyu Car Corp.......................................     213,000         138,448
 *Tokyu Construction Co., Ltd..........................     356,000         234,610
 *Tokyu Department Store Co., Ltd......................     266,000         192,108
 *Tokyu Hotel Chain Co., Ltd...........................     189,000         267,877
 *Tokyu Recreation Corp................................      10,000          54,978
 Tokyu Store Chain Corp................................     175,000         507,127
 *Tokyu Tourist Corp...................................      38,000          42,538
 Toli Corp.............................................     101,000         184,182
 *Tomen Corp...........................................     216,500         230,629
 *Tomen Electronics Corp...............................       3,000         127,019
 Tomoe Corp............................................      56,000          90,998
 *Tomoegawa Paper Co., Ltd.............................      55,000         195,629
 Tomoku Co., Ltd.......................................     185,000         339,032
 Tonami Transportation Co., Ltd........................     173,000         332,659
 Topcon Corp...........................................      68,000         214,857
 Topre Corp............................................      85,000         263,200
 Topy Industries, Ltd..................................     187,000         293,741
 Torigoe Co., Ltd......................................      21,000          65,216
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         199,872
 *Toshiba Chemical Corp................................       9,000          24,293
 Toshiba Engineering & Construction Co., Ltd...........     101,000         204,241
 *Toshiba Machine Co., Ltd.............................     294,000       1,382,797
 Toshiba Tungaloy Co., Ltd.............................     124,000         677,252

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tosho Printing Co., Ltd...............................      94,000    $    185,843
 Tostem Corp...........................................      21,482         307,963
 *Tostem Viva Corp.....................................     119,000         396,412
 Totenko Co., Ltd......................................      35,000         103,637
 Totetsu Kogyo Co., Ltd................................      53,000         106,219
 Totoku Electric Co., Ltd., Tokyo......................      62,000         181,907
 *Towa Real Estate Development Co., Ltd................     160,000          77,999
 *Toyo Bussan Co., Ltd.................................       4,000          22,750
 Toyo Chemical Co., Ltd................................      52,000         187,774
 Toyo Communication Equipment Co., Ltd.................      79,000         572,685
 Toyo Construction Co., Ltd............................     290,000         172,789
 *Toyo Electric Co., Ltd...............................      67,000          73,792
 *Toyo Engineering Corp................................     247,000         231,902
 *Toyo Kanetsu KK......................................     206,000         195,267
 Toyo Kohan Co., Ltd...................................     140,000         355,147
 Toyo Radiator Co., Ltd................................     104,000         416,859
 Toyo Securities Co., Ltd..............................     113,000         261,151
 *Toyo Shutter Co., Ltd................................      77,000          43,793
 *Toyo Sugar Refining Co., Ltd.........................      60,000          64,457
 *Toyo Tire & Rubber Co., Ltd..........................     173,000         223,334
 Toyo Umpanki Co., Ltd.................................     146,000         369,049
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         144,875
 Tsubaki Nakashima Co., Ltd............................      47,000         616,081
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          71,499
 *Tsudakoma Corp.......................................     101,000         123,092
 *Tsugami Corp.........................................     124,000         355,977
 *Tsukamoto Co., Ltd...................................      44,000          53,227
 Tsukishima Kikai Co., Ltd.............................      38,000         212,691
 *Tsumura & Co., Inc...................................     124,000         367,171
 Tsurumi Manufacturing Co., Ltd........................      42,000         195,647
 Tsutsumi Jewelry Co., Ltd.............................      16,900         281,333
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         196,134
 *Tsuzuki Denki Co., Ltd...............................       5,000          20,086
 U-Shin, Ltd...........................................      19,000          63,807
 *Ube Material Industries, Ltd.........................      16,000          17,766
 Uchida Yoko Co., Ltd..................................      72,000         478,392
 Ueki Corp.............................................      47,000          76,374
 Uniden Corp...........................................      42,000         177,068
 *Unimat Offisco Corp..................................       6,900          54,567
 *Unisia Jecs Corp.....................................     215,000         328,019
 *Unitika, Ltd.........................................     433,000         363,533
 *Utoc Corp............................................      38,000          46,655
 Wakachiku Construction Co., Ltd.......................     194,000         175,136
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         176,364
 *Warabeya Nichiyo Co., Ltd............................       1,000           8,865
 Yahagi Construction Co., Ltd..........................      59,000         205,062
 *Yahagi Corp..........................................      40,000               0
 *Yamaichi Electronics Co., Ltd........................       6,000         102,644
 Yamamura Glass Co., Ltd...............................     213,000         315,353
 *Yamatane Corp........................................     131,000         141,914
 Yamatane Securities Co., Ltd..........................     203,000         397,676

                                                            SHARES           VALUE+
                                                            ------           ------

 *Yamato International, Inc............................      43,000    $     42,701
 Yamato Kogyo Co., Ltd.................................      73,000         287,331
 Yamaura Corp..........................................      19,000          59,862
 *Yamazen Co., Ltd.....................................     140,000         264,148
 Yaoko Co., Ltd........................................      16,000         176,941
 Yellow Hat, Ltd., Tokyo...............................      28,000         215,868
 Yokogawa Bridge Corp..................................      70,400         247,862
 *Yokohama Matsuzakaya, Ltd............................      27,000          20,718
 Yokohama Reito Co., Ltd...............................     111,000         557,149
 *Yokowo Co., Ltd......................................       7,000         130,178
 Yomeishu Seizo Co., Ltd...............................      46,000         298,580
 Yomiuri Land Co., Ltd.................................     157,000         545,675
 Yondenko Corp.........................................      58,800         194,282
 Yonekyu Corp..........................................      31,500         340,960
 Yorozu Corp...........................................      26,800         101,615
 Yoshihara Oil Mill, Ltd...............................      36,000          95,873
 Yoshimoto Kogyo Co., Ltd..............................      60,000         490,200
 Yuasa Corp............................................     161,000         340,107
 *Yuasa Trading Co., Ltd...............................     174,000         202,634
 *Yuken Kogyo Co., Ltd.................................      60,000          64,999
 *Yukiguni Maitake Co., Ltd............................       5,000          26,631
 Yurtec Corp...........................................      73,000         237,246
 Zenchiku Co., Ltd.....................................     126,000         214,984
 *Zensho Co., Ltd......................................       6,000          47,124
 *Zexel Corp...........................................     214,000         270,468
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $380,931,943)..................................                 189,748,765
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.8%)
 *Japanese Yen
   (Cost $1,640,386)...................................                   1,634,145
                                                                       ------------
TOTAL -- JAPAN
  (Cost $382,572,329)..................................                 191,382,910
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $7,541,138) to be
   repurchased at $7,430,236.
   (Cost $7,429,000)...................................    $  7,429       7,429,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $390,001,329)++................................                $198,811,910
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $392,895,479.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
AUSTRALIA -- (30.0%)
COMMON STOCKS -- (29.5%)
 *A.I. Engineering Corp., Ltd..........................      129,195   $     10,189
 A.P. Eagers, Ltd......................................       21,077         44,990
 ARB Corporation, Ltd..................................       11,364         44,810
 Abigroup, Ltd.........................................      129,710        125,480
 *Access1, Ltd.........................................      130,929         16,177
 Adelaid Bank, Ltd.....................................      116,153        323,051
 *Access1, Ltd. Issue 2000.............................       13,092          2,065
 Adelaide Brighton, Ltd................................      572,818        123,477
 Adsteam Marine, Ltd...................................      160,973        192,962
 Adtrans Group Limited.................................       29,000         26,377
 *Airboss, Ltd.........................................       27,480          1,589
 *Allstate Explorations NL.............................       49,087          6,194
 Amalgamated Holdings, Ltd.............................      266,483        294,221
 *Amity Oil NL.........................................       43,079         28,538
 *An Feng Kingstream Steel, Ltd........................      764,927         76,411
 *Anaconda Nickel NL...................................      500,170        595,885
 *Anzoil NL............................................      123,126          2,913
 *Aquarius Platinum (Australia), Ltd...................       44,452        189,679
 *Ariadne Australia, Ltd...............................      270,353         52,592
 *Ashanti Goldfields Co., Ltd..........................       16,421         38,160
 Ashanti Goldfields Co., Ltd. (Stapled Shares).........       15,990         20,723
 Ashton Mining, Ltd....................................      523,700        550,678
 Asia Pacific Specialty Chemicals, Ltd.................       88,182         20,631
 Atkins Carlyle, Ltd...................................       69,772         84,371
 *AuIron Energy, Ltd...................................      260,290        177,904
 *Auridiam Consolidated NL.............................       63,097          2,488
 *Aurora Gold, Ltd.....................................      226,812         24,446
 Ausdoc Group, Ltd.....................................      116,098        100,104
 *Ausdrill, Ltd........................................      103,961          8,472
 *Aussie Online, Ltd...................................      394,855          7,889
 *Austpac Resources NL.................................      355,118         18,671
 Australand Holdings, Ltd..............................      445,600        309,246
 Australian Hospital Care, Ltd.........................      215,500        142,759
 *Australian Magnesium Corp., Ltd......................       84,257        101,887
 *Australian Oil & Gas Corp., Ltd......................       96,119         88,942
 Australian Pharmaceutical Industries, Ltd.............      287,700        353,949
 Australian Provincial Newspaper Holdings, Ltd.........      380,974        857,283
 *Australian Resources, Ltd............................      141,446         17,104
 Autron Corporation, Ltd...............................      223,118         49,855
 *Avatar Industries, Ltd...............................      229,505         22,926
 Bank of Queensland, Ltd...............................      124,922        376,338
 *Beach Petroleum NL...................................      371,700          7,622
 *Beaconsfield Gold NL.................................       89,078         15,923
 Bendigo Bank, Ltd.....................................      150,037        413,347
 *Bendigo Mining NL....................................      849,735         78,182
 *Beyond International, Ltd............................       61,256         24,154
 *Biota Holdings, Ltd..................................       97,808        197,979
 *Biotech International, Ltd...........................      149,379         24,346
 *Black Range Minerals NL..............................      169,951         20,551
 Blackmores, Ltd.......................................       27,894         92,832
 *Bligh Oil & Minerals NL..............................       58,844          6,342
 *Bligh Oil & Minerals NL, Issue 00....................       29,422          2,243
 *Boulder Group NL.....................................       78,500          6,810
 *Bourse Data, Ltd.....................................       30,700          9,684

                                                               SHARES        VALUE+
                                                               ------        ------

 Brandrill, Ltd........................................       96,616   $    121,912
 Bridgestone Australia, Ltd............................       49,000         28,338
 Bristile, Ltd.........................................       81,032         51,124
 Buderim Ginger, Ltd...................................        7,889          2,157
 *Burns, Philp & Co., Ltd..............................      651,721        178,176
 CI Technologies Group, Ltd............................      109,822        193,428
 Caltex Australia, Ltd.................................      407,700        460,855
 Campbell Brothers, Ltd................................       59,643        144,245
 *Cape Range, Ltd......................................      430,495         61,111
 Capral Aluminium, Ltd.................................      379,330        452,718
 *Carrington Cotton Corp., Ltd.........................       22,200         49,138
 Casinos Austria International, Ltd....................      258,299         89,630
 Cedar Woods Properties, Ltd...........................       50,913         11,243
 *Centamin Egypt, Ltd..................................      261,882         10,326
 *Centaur Mining & Exploration, Ltd....................       62,058         15,335
 Central Equity, Ltd...................................      123,243        142,551
 Central Norseman Gold Corp., Ltd......................      409,800         59,250
 Centro Properties, Ltd................................      261,514        393,092
 *Charter Pacific Corp., Ltd...........................       72,823         30,630
 *Circadian Technologies, Ltd..........................       40,370         77,258
 *Cityview Energy Corp., Ltd...........................       52,581         19,351
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining, Ltd...................................      163,017          7,457
 Clough, Ltd...........................................      403,574        131,553
 Coal & Allied Industries, Ltd.........................       11,250        106,466
 Coates Hire, Ltd......................................      258,842        156,501
 *Comet Resources NL...................................       83,600         20,658
 Consolidated Manufacturing Industries, Ltd............       32,784         18,960
 *Consolidated Minerals, Ltd...........................      123,800         26,686
 Consolidated Paper Industries, Ltd....................       66,203         69,613
 Consolidated Rutile, Ltd..............................      333,372        115,680
 *Coolgardie Gold NL...................................      222,685          5,854
 *Coplex Resources NL..................................      231,400         10,949
 Corporate Express Australia, Ltd......................      176,355        746,395
 Coventry Group, Ltd...................................       63,616        125,425
 Crane (G.E) Holdings, Ltd.............................       86,915        317,588
 *Croesus Mining NL....................................       97,100         19,144
 *Cudgen RZ, Ltd.......................................       36,650          3,661
 *DC International, Ltd................................      299,350          7,554
 *DJL, Ltd.............................................      277,900          1,461
 *Dalrymple Resources NL...............................       62,885         16,531
 Danks Holdings, Ltd...................................       10,425         45,218
 *Davnet Limited.......................................      402,200        143,792
 Delfin Property Group, Ltd............................       26,361         80,385
 *Delta Gold NL........................................      442,483        260,555
 *Denehurst, Ltd.......................................       95,000          3,646
 *Devex, Ltd...........................................      205,364         51,826
 *Devine, Ltd..........................................       44,183          3,484
 *Diamin Resources NL..................................      212,131         37,362
 Dollar Sweets Holdings, Ltd...........................      135,021         65,309
 *Dominion Mining, Ltd.................................      168,015         30,917
 *Durban Roodepoort Deep, Ltd..........................       18,619         11,257
 *Easycall Communications (Philippines), Ltd...........      177,300         21,440
 *Ecorp Limited........................................      254,988        243,322
 Email, Ltd............................................      409,709        611,757
 *Emporer Mines, Ltd...................................      120,600         17,120
 Energy Developments, Ltd..............................      161,980      1,114,772

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Energy Equity Corp., Ltd.............................      325,630   $     13,867
 Energy Resources of Australia, Ltd. Series A..........      231,589        322,663
 *Equatorial Mining, Ltd...............................       43,214         59,072
 Equigold NL...........................................       99,000         21,340
 Evans Deakin Industries, Ltd..........................      177,590        188,606
 Finemore Holdings, Ltd................................       75,789         85,670
 Fleetwood Corp., Ltd..................................       39,607         30,403
 Foodland Associates, Ltd..............................      114,415        520,336
 Forest Place Group, Ltd...............................       85,192         18,812
 *Formulab Neuronetics Corp., Ltd......................        1,061          1,395
 Forrester Parker Group, Ltd...........................      142,602         63,728
 Freedom Furniture, Ltd................................      123,400         74,610
 Futuris Corp., Ltd....................................      638,000        592,374
 GUD Holdings, Ltd.....................................       83,979         74,618
 GWA International, Ltd................................      415,102        390,654
 Gazal Corp., Ltd......................................       71,177         97,297
 *Geo2, Ltd............................................      164,199          5,180
 George Weston Foods, Ltd..............................       65,003        222,143
 *Golden West Refining Corp., Ltd......................       17,330          3,280
 Goldfields, Ltd.......................................      477,502        409,211
 *Goldstream Mining NL.................................       90,901         19,117
 Gowing Bros., Ltd.....................................       52,346         48,162
 *Gradipore, Ltd.......................................       21,628         57,424
 Grand Hotel Group.....................................      347,700        212,055
 *Grange Resources, Ltd................................       57,506          4,535
 *Greenfields Energy Corp., Ltd........................      193,687          9,470
 Green's Foods, Ltd....................................       66,082         14,592
 Gunns, Ltd............................................       48,287         69,815
 HIH Insurance, Ltd....................................      791,605        141,505
 Hamilton Island, Ltd..................................       52,600         71,073
 Hancock and Gore, Ltd.................................       50,013         30,765
 Haoma Mining NL.......................................       98,816          5,975
 *Hardman Resources NL.................................      314,890         57,944
 Harris Scarfe Holdings, Ltd...........................      105,076         68,503
 Hartley Poynton, Ltd..................................       84,981         69,253
 *Helix Resources NL...................................       25,000          6,178
 Henry Walker Group, Ltd...............................      287,948        183,183
 *Herald Resources, Ltd................................       69,910         21,686
 Hills Industries, Ltd.................................      212,581        268,238
 Hills Motorway Group..................................      279,349        672,663
 Housewares International, Ltd.........................       87,100         44,878
 Iama, Ltd.............................................      187,940        156,121
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          3,001
 Institute of Drug Technology Australia, Ltd...........       44,372         93,082
 *Intellect Holdings, Ltd..............................       75,070         41,837
 Ipoh, Ltd.............................................      139,966        113,326
 Iron Carbide Australia, Ltd...........................       89,832         33,533
 *Ixla, Ltd............................................       89,921         20,802
 *Jingellic Minerals NL................................        4,329              0
 *Johnson's Well Mining NL.............................      200,000         26,288
 Jones (David), Ltd....................................      593,400        458,617
 Joyce Corp., Ltd......................................       13,049          4,802
 *Jubilee Gold Mines NL................................      133,974         93,682
 Jupiters, Ltd.........................................      189,523        403,554
 Just Jeans Holdings, Ltd..............................       94,342         45,633
 *Keycorp, Ltd.........................................       51,992        202,280
 *Kidston Gold Mines, Ltd..............................      246,300         20,719
 King Island (The) Co., Ltd............................       22,000         35,972
 *Kingsgate Consolidated NL............................       71,492         28,942

                                                               SHARES        VALUE+
                                                               ------        ------

 *Kolback Group, Ltd...................................       90,810   $     50,131
 *Kresta Holdings, Ltd.................................       56,700          2,907
 Lemarne Corp., Ltd....................................       20,790         27,873
 *Leo Shield Exploration, Ltd..........................      286,300         11,289
 *Lynas Gold NL........................................       40,500          3,513
 *MRI Holdings, Ltd....................................       36,169          4,754
 *MacMahon Holdings, Ltd...............................      192,179         13,640
 Magellan Petroleum Australia, Ltd.....................       32,760         34,878
 Maryborough Sugar Factory, Ltd........................          600          1,861
 *Maxi-Cube, Ltd.......................................      128,356         12,147
 McConnell Dowell Corp., Ltd...........................       62,776         53,798
 McGuigan (Brian) Wines, Ltd...........................       50,532         76,515
 McPherson's, Ltd......................................       61,500         37,831
 *Media Entertainment Group, Ltd.......................      150,814         20,219
 *Micromedical Industries, Ltd.........................      150,461         26,105
 *Mikoh Corp., Ltd.....................................       39,999          2,734
 *Mineral Deposits, Ltd................................       49,458          8,191
 *Mobile Computing Corp................................       75,400        241,817
 *Mobile Innovations, Ltd..............................       84,600         12,009
 Monadelphous Group, Ltd...............................       17,086         25,602
 *Mosaic Oil NL........................................      345,724         33,627
 *Mount Kersey Mining NL...............................      146,152         12,294
 *Murchison United NL..................................       71,536         52,655
 'Murrin Murrin Investments, Ltd. Promissory Notes
   06/30/99............................................       40,918          8,412
 Namoi Cotton Cooperative, Ltd.........................      129,700         30,686
 National Can Industries, Ltd..........................       97,017         51,007
 National Foods, Ltd...................................      439,427        542,925
 *Nautronix, Ltd.......................................       74,694         21,992
 *New Hampton Goldfields NL............................      178,048         19,190
 Newcrest Mining, Ltd..................................      129,349        258,423
 Normandy Mt. Leyshon, Ltd.............................      133,376         51,891
 Normans Wine, Ltd.....................................       35,848         15,266
 *North Flinders Mines, Ltd............................       99,807        267,618
 *Novogen, Ltd.........................................      105,184        200,190
 *Novus Petroleum, Ltd.................................      245,359        234,778
 OPSM Protector, Ltd...................................      257,306        252,974
 Oil Company of Australia, Ltd.........................       51,800         61,277
 *Online Advantage, Ltd................................        2,475            163
 *Orbital Engine Corp., Ltd............................      537,358        590,466
 *Oriel Communications.................................       27,653          1,090
 *Oropa, Ltd...........................................      333,580         16,311
 Oroton International, Ltd.............................       38,427         47,680
 PMP Communications, Ltd...............................      381,871        337,296
 Pacific BBA, Ltd......................................      271,086        434,702
 Pacific Hydro, Ltd....................................      148,384        170,850
 *Pan Pacific Petroleum NL.............................      327,800         17,234
 *Payce Consolidated, Ltd..............................       18,000          6,672
 Penfold (W.C.), Ltd...................................       14,100         13,714
 *Peptide Technology, Ltd..............................      176,600        142,987
 *Perilya Mines NL.....................................      263,500         34,634
 Permanent Trustee Co., Ltd............................       20,052         71,162
 Perpetual Trustees Australia, Ltd.....................       47,694        789,877
 Petaluma, Ltd.........................................       29,519         69,839
 Peter Lehmann Wines, Ltd..............................       35,586         42,658
 *Petroz NL............................................      308,910         94,199
 *Petsec Energy, Ltd...................................       97,992          5,410
 *Pima Mining NL.......................................      214,601         38,361
 Pirelli Cables Australia, Ltd.........................       97,420         41,488
 *Planet Oil International.............................       31,489              0
 Plaspak Group, Ltd....................................       76,261         24,257
 *Pocketmail Group, Ltd................................       10,933            523

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Polartechnics, Ltd...................................       37,205   $     66,507
 *Port Douglas Reef Resorts, Ltd.......................      264,900         16,016
 Portman Mining, Ltd...................................      241,600        120,672
 *Precious Metals Australia, Ltd.......................      106,059          4,349
 *Preston Resources NL.................................       64,000          9,085
 Prime Television, Ltd.................................      168,102        152,899
 *Progen Industries, Ltd...............................       24,788         23,458
 *Prophecy International Holdings, Ltd.................       51,900         29,743
 *Psiron, Ltd..........................................       40,381         11,677
 *Quantum Resources, Ltd...............................      115,007          2,479
 Queensland Cotton Holdings, Ltd.......................       39,866         77,551
 *Quiktrak Networks, Ltd...............................      396,495         17,719
 *Raptis Group, Ltd....................................       12,000            820
 Rebel Sport, Ltd......................................       77,898         28,669
 *Redfire Resources NL.................................       27,900          1,907
 Reece Australia, Ltd..................................       32,100        337,536
 *Reinsurance Australia Corp., Ltd.....................      399,993         25,236
 *Resolute, Ltd........................................      324,045         19,592
 Ridley Corp., Ltd.....................................      576,240        206,014
 Rock Building Society, Ltd............................       11,373         15,008
 Rural Press, Ltd......................................      211,201        566,306
 SPC, Ltd..............................................       91,854         40,083
 Sabre Group, Ltd......................................       40,702         33,811
 Schaffer Corp., Ltd...................................       16,698         35,116
 Scientific Services, Ltd..............................      122,237         25,064
 Scott Corp., Ltd......................................       43,000         33,233
 Select Harvests.......................................       41,257         33,621
 Simeon Wines, Ltd.....................................      203,870        270,109
 Simsmetal, Ltd........................................      157,797        475,377
 Singleton Group, Ltd..................................      134,020        217,023
 *Sino Securities International, Ltd...................        8,118          5,463
 Skilled Engineering, Ltd..............................      127,146         80,217
 *Solution 6 Holdings, Ltd.............................      167,494         88,061
 Sonic Healthcare, Ltd.................................      245,203      1,166,700
 Sons of Gwalia, Ltd...................................      227,680        736,182
 Southern Cross Broadcasting (Australia), Ltd..........       44,848        246,402
 *Southern Pacific Petroleum NL........................      370,840        419,189
 *Southern Star Group, Ltd.............................      154,982         38,297
 *Spectrum Network Systems, Ltd. Series B..............      153,959         70,422
 Spicers Paper, Ltd....................................      246,300        371,648
 Spotless Group, Ltd...................................      438,502      1,636,872
 *St. Barbara Mines, Ltd...............................      375,500         26,652
 *Straits Resources, Ltd...............................       56,534         11,295
 *Strategic Minerals Corp. NL..........................       13,100            241
 *Striker Resources NL.................................      316,300         26,608
 Structural Systems, Ltd...............................       25,602         14,941
 *Sunland Group, Ltd...................................       75,095         17,767
 Sydney Aquarium, Ltd..................................       24,135         45,681
 *Taipan Resources NL..................................      300,000         11,987
 *Takoradi, Ltd........................................      993,152          8,877
 *Tandou, Ltd..........................................        3,100          1,956
 *Tanganyika Gold NL...................................      104,360         74,072
 *Tap Oil..............................................      193,100        106,600
 Tassal, Ltd...........................................       93,157         49,957
 *Techniche, Ltd.......................................       43,482         22,861
 Telecasters Australia, Ltd............................       30,643        130,497
 Television & Media Services, Ltd......................      177,693        130,793
 Tempo Service, Ltd....................................       98,174         87,747
 Ten Network Holdings, Ltd.............................      110,000        147,359
 Thakral Holdings Group................................    1,124,244        354,647

                                                               SHARES        VALUE+
                                                               ------        ------

 *Third Rail, Ltd......................................      151,200   $     11,527
 Ticor, Ltd............................................      347,850        210,317
 Timbercorp Limited....................................      230,152        199,657
 *Titan Resources NL...................................       50,000          6,572
 Toll Holdings, Ltd....................................       94,029        580,878
 *Tooth & Co., Ltd.....................................      153,000         16,490
 Tourism Assets Holdings, Ltd..........................      469,760        143,248
 *Transcom International, Ltd..........................      118,238         47,867
 *Triako Resources, Ltd................................        5,400          1,363
 Troy Resources NL.....................................       22,548          7,350
 *Union Capital, Ltd...................................      395,200         18,077
 Union Gold Mining Co. NL..............................      142,500         77,917
 United Construction Group, Ltd........................       81,554         49,309
 *Utility Services Corp., Ltd..........................      116,121         48,231
 *Valdera Resources, Ltd...............................        5,530              0
 Vecommerce, Ltd.......................................       13,680         35,602
 *Victoria Petroleum NL................................      347,973          7,318
 Villa World, Ltd......................................      134,700         51,698
 Village Roadshow, Ltd.................................      356,394        350,394
 Vision Systems, Ltd...................................      179,067        211,828
 *Voicenet (Australia), Ltd............................      112,661         26,655
 *Vos Industries, Ltd..................................      102,161         10,742
 *Walhalla Mining Company NL...........................       95,388          5,767
 Waterco, Ltd..........................................       22,304         21,577
 Watpac, Ltd...........................................      116,557         16,239
 Wattyl, Ltd...........................................      147,230        214,418
 *Webster, Ltd.........................................       33,551         11,642
 *Westel Group, Ltd....................................      164,855         15,168
 *Western Metals, Ltd..................................      385,787         39,552
 Westralian Sands, Ltd.................................      293,919        618,738
 White (Joe) Maltings, Ltd.............................       13,724         20,997
 Wide Bay Capricorn Building Society, Ltd..............       26,958         47,481
 Williams R.M. Holdings, Ltd...........................       24,075         27,214
 *Wine Planet Holdings, Ltd............................       48,101          5,817
 Yates (Arthur) and Co. Property, Ltd..................      150,702         19,412
 *Zimbabwe Platinum Mines, Ltd.........................       74,620         20,793
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $52,685,227)...................................                  38,728,189
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Australian Dollar
   (Cost $678,957).....................................                     678,894
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $42,053)......................................       32,553         25,844
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *A.P. Eagers, Ltd. Options 01/31/03...................        2,204            492
 *Access1 Options 11/30/02.............................       13,092              0
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369            538
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148              0
 *Beaconsfield Gold NL Options 03/15/02................        8,908            234
 *Bligh Oil & Minerals NL Options 02/15/02.............       29,422          1,470
 *Ipoh Rights 12/13/00.................................       39,990            442
 *Mosaic Oil NL Options 06/30/02.......................       31,429            859
 *Quantum Resources Rights 12/15/00....................      115,007            484

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ridley Corp., Ltd. Options 04/30/02..................       57,485   $      4,836
 *Surfboard, Ltd. Options 12/31/01.....................       28,753            227
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,334)........................................                       9,582
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $53,409,571)...................................                  39,442,509
                                                                       ------------
SINGAPORE -- (29.8%)
COMMON STOCKS -- (29.7%)
 *ASA Ceramic, Ltd.....................................      356,000         61,906
 Acma, Ltd.............................................      472,600        208,823
 *Alliance Technology & Development, Ltd...............      156,000         16,010
 Amtek Engineering, Ltd................................      540,625        147,952
 *Apollo Enterprises, Ltd..............................      193,000         80,877
 Armstrong Industrial Corp.............................      730,000         66,593
 Avimo Group, Ltd......................................      317,250        640,306
 Benjamin (F.J.) Holdings, Ltd.........................      611,000         88,831
 Bonvests Holdings, Ltd................................      825,000        235,183
 *Broadway Industrial Group, Ltd.......................      352,000         29,100
 Bukit Sembawang Estates, Ltd..........................       71,334        500,247
 *CK Tang, Ltd.........................................      307,000         40,258
 CWT Distribution, Ltd.................................      461,500        155,241
 Causeway Investment, Ltd..............................      248,000         25,451
 Central Properties, Ltd...............................       66,000        511,759
 Chemical Industries (Far East), Ltd...................      105,910         93,595
 Chevalier Singapore Holdings, Ltd.....................      220,000         33,866
 Chuan Hup Holdings, Ltd...............................    3,050,000        626,016
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        112,021
 Comfort Group, Ltd....................................    2,469,000        802,378
 Compact Metal Industries..............................      643,000         87,984
 Cosco Investment, Ltd.................................    1,222,000        114,958
 Courts Singapore, Ltd.................................      495,000        152,399
 Dovechem Terminals Holdings, Ltd......................      339,000        162,354
 *Eastern Asia Technology, Ltd.........................      510,000        165,740
 Econ International, Ltd...............................    1,242,000        177,029
 Eltech Electronics, Ltd...............................      704,000        100,345
 Eng Wah Organisation, Ltd.............................      265,000         29,840
 First Capital Corp., Ltd..............................    1,215,000        942,102
 Focal Finance, Ltd....................................      336,200        460,036
 *Freight Links Express Holdings, Ltd..................    1,648,000        122,147
 Fu Yu Manufacturing, Ltd..............................    1,291,000        184,013
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          8,467
 GB Holdings, Ltd......................................      200,000         54,163
 GK Goh Holdings, Ltd..................................    1,120,000        443,798
 GP Industries, Ltd....................................      602,000        269,432
 General Magnetics, Ltd................................      308,000         33,365
 *Goldtron, Ltd........................................      473,000         35,058
 Guthrie GTS, Ltd......................................    1,174,400        200,872
 HTP Holdings, Ltd.....................................      479,000         79,198
 Hai Sun Hup Group, Ltd................................    2,604,000        348,893
 Haw Par Brothers International, Ltd...................      565,200      1,082,740
 *Hind Hotels International, Ltd.......................      171,000        190,114
 Hitachi Zosen (Singapore), Ltd........................      962,000        208,421
 Hong Fok Corp., Ltd...................................    1,796,000        279,033
 Hotel Grand Central, Ltd..............................      437,640        159,691
 Hotel Plaza, Ltd......................................    1,189,000        281,328
 Hotel Properties, Ltd.................................    1,393,000      1,207,195
 Hotel Royal, Ltd......................................      144,333        128,373
 Hour Glass, Ltd.......................................      298,000         62,014
 Hup Seng Huat, Ltd....................................      900,200         92,384

                                                               SHARES        VALUE+
                                                               ------        ------

 Hwa Hong Corp., Ltd...................................    2,785,000   $    730,409
 Hwa Tat Lee, Ltd......................................      455,000         77,824
 IDT Holdings, Ltd.....................................      398,000        408,450
 *IPC Corp., Ltd.......................................    1,936,000        121,417
 Inchcape Motors, Ltd..................................      491,000        369,520
 *Inno-Pacific Holdings, Ltd...........................      962,500         79,570
 International Factors (Singapore), Ltd................      290,000         68,617
 Intraco, Ltd..........................................      292,500        208,458
 Isetan (Singapore), Ltd...............................       98,000        111,748
 Jack Chia-MPH, Ltd....................................      638,000        216,432
 Jaya Holdings, Ltd....................................    2,127,000        187,967
 Jurong Cement, Ltd....................................      132,500        117,093
 Jurong Engineering, Ltd...............................      112,000         89,398
 K1 Ventures, Ltd......................................    2,842,500        267,404
 Keppel Fels Energy and Infrastructure, Ltd............    1,526,500        939,947
 Keppel Tatlee Finance, Ltd............................      744,750        568,981
 Keppel Telecommunications and Transportation, Ltd.....    1,376,000      1,176,772
 Khong Guan Flour Milling, Ltd.........................       19,000         23,290
 *Kian Ann Engineering, Ltd............................      868,000        183,107
 *Kian Ho Bearings, Ltd................................      277,000         26,848
 Kim Eng Holdings, Ltd.................................    1,775,200        870,419
 Koh Brothers, Ltd.....................................    1,494,000        132,028
 *L & M Group Investments, Ltd.........................      451,100        106,734
 LC Development, Ltd...................................    1,191,767        125,703
 Labroy Marine, Ltd....................................    2,600,000        444,711
 Lee Kim Tah Holdings, Ltd.............................      795,000         88,386
 Liang Huat Aluminum, Ltd..............................    1,477,000        155,788
 *Lim Kah Ngam, Ltd....................................      350,999         36,021
 *Low Keng Huat Singapore, Ltd.........................      372,000         59,386
 Lum Chang Holdings, Ltd...............................    1,134,030        252,158
 Magnecomp International, Ltd..........................      466,000        176,681
 Marco Polo Developments, Ltd..........................      925,000        886,000
 *Metalock (Singapore), Ltd............................       60,000          8,723
 Metro Holdings, Ltd...................................    1,575,800        332,419
 *Natsteel Broadway, Ltd...............................      546,000        772,017
 *Nippecraft, Ltd......................................    1,013,000         63,531
 *Orchard Parade Holdings, Ltd.........................    1,084,022        358,467
 *Osprey Maritime, Ltd.................................      966,000        578,295
 Ossia International, Ltd..............................      708,000        129,171
 Overseas Union Enterprise, Ltd........................      542,000      1,977,707
 Overseas Union Trust (Foreign)........................      163,800        249,349
 PCI, Ltd..............................................      530,000        317,284
 *Pacific Can Investment Holdings, Ltd.................      101,000          5,471
 Pacific Carriers, Ltd.................................      900,000        443,855
 Pan Pacific Public Co., Ltd...........................       69,750         12,328
 Pan-United Corp., Ltd.................................    1,624,000        226,848
 Pentex-Schweizer Circuits, Ltd........................      916,000        138,396
 Pertama Holdings, Ltd.................................      459,750         58,978
 *Pokka Corp. (Singapore), Ltd.........................      159,000         20,850
 Prima, Ltd............................................      106,000        232,071
 Provisions Suppliers Corp.............................    3,373,000        259,617
 Republic Hotels and Resorts, Ltd......................      881,000        399,324
 Robinson & Co., Ltd...................................      284,832        678,809
 Rotary Engineering, Ltd...............................    1,231,000        187,743
 SMB United............................................    1,254,000        142,992
 SNP Corp., Ltd........................................      175,500         74,044
 *SPP, Ltd.............................................      454,000         25,884
 *ST Capital, Ltd......................................      940,553        329,793
 San Teh, Ltd..........................................      838,406        143,403
 *Scotts Holdings, Ltd.................................    1,807,250        391,548

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Sea View Hotel, Ltd...................................       66,000   $    323,612
 Sime Singapore, Ltd...................................    1,617,000        806,679
 Sin Soon Huat, Ltd....................................      929,000         74,153
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         54,956
 Singapore Finance, Ltd................................      598,000        487,551
 Singapore Reinsurance Corp., Ltd......................      280,170        178,905
 *Singapore Shipping Corp., Ltd........................    1,302,000        144,753
 Singapura Building Society, Ltd.......................      139,250         83,362
 Singatronics, Ltd.....................................      748,000        132,204
 Ssangyong Cement (Singapore), Ltd.....................      236,000        203,176
 Stamford Tyres Corp., Ltd.............................       62,000         12,902
 Straits Trading Co., Ltd..............................    1,117,200      1,082,836
 Sunright, Ltd.........................................      378,000        122,843
 Superbowl Holdings, Ltd...............................      490,000         78,223
 Superior Metal Printing, Ltd..........................      490,500         53,134
 Tibs Holdings, Ltd....................................      423,000        239,964
 Tiger Medicals, Ltd...................................      224,000        199,230
 *Transmarco, Ltd......................................      106,500         27,779
 *Tuan Sing Holdings, Ltd..............................    3,362,000        354,611
 United Engineers, Ltd.................................      632,666        411,209
 *United Overseas Bank Securities......................    1,352,000        481,770
 United Overseas Insurance, Ltd........................      125,500        150,261
 United Overseas Land, Ltd.............................    1,104,000        918,977
 United Pulp & Paper Co., Ltd..........................      354,000         92,337
 *Uraco Holdings, Ltd..................................    1,803,600        169,671
 *Van der Horst, Ltd...................................      309,100         78,423
 Vickers Ballas Holdings, Ltd..........................    1,924,000        778,836
 WBL Corp., Ltd........................................      510,000        561,190
 Wearnes International (1994), Ltd.....................       33,000         11,289
 Wing Tai Holdings, Ltd................................      505,000        368,540
 *Yeo Hiap Seng, Ltd...................................      102,000         77,345
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $55,023,104)...................................                  38,966,804
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7%
   (Non-Redeemable Convertible)
   (Cost $102,710).....................................      172,500        136,706
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $37,700)......................................                      37,601
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $55,163,514)...................................                  39,141,111
                                                                       ------------
HONG KONG -- (28.0%)
COMMON STOCKS -- (28.0%)
 ABC Communications (Holdings), Ltd....................      930,000         77,505
 ALCO Holdings, Ltd....................................      314,000         18,519
 *AWT World Transport Holdings, Ltd....................      250,800            450
 Aeon Credit Service (Asia) Co., Ltd...................       62,000         19,674
 *Allied Group, Ltd....................................    7,298,000        453,818
 *Allied Properties (Hong Kong), Ltd...................    6,786,000        339,324
 *Anex International Holdings, Ltd.....................      152,000          2,884
 *Applied International Holdings, Ltd..................    1,243,000         31,555
 *Asia Commercial Holdings, Ltd........................       72,800          3,267
 Asia Financial Holdings, Ltd..........................    1,900,794        299,762
 *Asia Securities International, Ltd...................    2,386,600         82,619
 *Asia Standard Hotel Group, Ltd.......................       38,000          1,023
 Asia Standard International Group, Ltd................    2,870,000         71,387

                                                               SHARES        VALUE+
                                                               ------        ------

 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000   $     74,185
 Associated International Hotels, Ltd..................      898,000        420,248
 Beauforte Investors Corp., Ltd........................       72,000         95,545
 *Beijing Development (Hong Kong), Ltd.................      166,000         18,942
 *Benelux International, Ltd...........................       30,000             77
 Bossini International Holdings, Ltd...................      122,000         20,178
 Boto International Holdings, Ltd......................    2,290,000         66,356
 *Burwill Holdings, Ltd................................    2,059,200        174,252
 *CCT Telecom Holdings, Ltd............................    1,449,700        182,155
 *CIL Holdings, Ltd....................................    2,058,000          2,639
 *CNT Group, Ltd.......................................    3,078,000        114,447
 Cafe de Coral Holdings, Ltd...........................    1,191,000        454,292
 *Capetronic International Holdings, Ltd...............      292,490         76,878
 *Capital Asia, Ltd....................................       98,736          2,924
 *Cash On-line, Ltd....................................       90,073              0
 *Central China Enterprises, Ltd.......................    2,104,000         44,781
 *Century City International Holdings, Ltd.............      542,056         10,772
 Champion Technology Holdings, Ltd.....................   11,854,749        361,747
 *Cheerful Holdings, Ltd...............................      900,735         35,801
 Chen Hsong Holdings, Ltd..............................    1,515,000        233,093
 Cheuk Nang Technologies (Holdings), Ltd...............    7,500,080         42,311
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         23,291
 *Cheung Wah Development Co., Ltd......................      140,000         17,591
 Chevalier (OA) International, Ltd.....................    1,776,251         86,541
 *Chevalier Construction Holdings, Ltd.................      131,203          4,172
 Chevalier International Holdings, Ltd.................    2,793,991        200,608
 *China Aerospace International Holdings, Ltd..........    1,499,400        140,338
 *China Development Corp., Ltd.........................    1,150,000         34,650
 *China Digicontent Co., Ltd...........................    2,710,000         11,119
 *China Everbright International, Ltd..................    1,975,000         68,370
 *China Everbright Technology, Ltd.....................    3,244,000        170,530
 China Foods Holdings, Ltd.............................    1,544,000        289,026
 China Hong-Kong Photo Products Holdings, Ltd..........    2,338,000        206,838
 *China Investments Holdings, Ltd......................      175,000          3,814
 China Motor Bus Co., Ltd..............................      114,200        696,962
 *China Online (Bermuda), Ltd..........................   10,580,000        146,503
 China Overseas Land & Investment, Ltd.................    4,558,000        496,740
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        222,482
 *China Star Entertainment, Ltd........................    1,676,400         51,370
 China Strategic Holdings, Ltd.........................    3,760,000        125,342
 China Travel International Investment, Ltd............    2,730,000        294,021
 *China United Holdings, Ltd...........................    1,639,800          3,995
 *Chinese Estates Holdings, Ltd........................    1,204,000        135,845
 *Chinney Investments, Ltd.............................    1,144,000         42,536
 Chow Sang Sang Holdings International, Ltd............    1,098,400        232,370
 Chuangs China Investments, Ltd........................    1,347,000         41,967
 Chuang's Consortium International, Ltd................    1,858,884         63,159
 Chun Wo Holdings, Ltd.................................    1,671,917         58,950
 *Chung Hwa Development Holdings, Ltd..................    1,691,712          3,254

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Cig-Wh International Holdings, Ltd....................      472,000   $     12,709
 *Climax International Co., Ltd........................      296,000         12,714
 *Companion Building Material International Holdings,
   Ltd.................................................   17,316,066         33,302
 *Concord Land Development Co., Ltd....................      184,000         16,750
 Continental Holdings, Ltd.............................       98,825          9,123
 Continental Mariner Investment Co., Ltd...............    1,629,000        208,861
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         35,449
 *Crocodile Garments, Ltd..............................    1,539,000         35,123
 Cross Harbour Tunnel Co., Ltd.........................      365,603        148,830
 *Culturecom Holdings, Ltd.............................    2,161,000        174,555
 *Cybersonic Technology, Ltd...........................      193,000          6,929
 *DC Finance Holdings, Ltd.............................       27,000          1,108
 *Dah Hwa International Holdings, Ltd..................    1,122,000         25,894
 *Daido Group, Ltd.....................................      223,000          2,716
 Dickson Concepts International, Ltd...................      222,000        107,450
 *DigitalHongKong.com..................................       15,318            589
 *Dong-Jun Holdings, Ltd...............................    2,484,000          4,777
 *Dransfield Holdings, Ltd.............................      190,000          2,363
 Dynamic Holdings, Ltd.................................      158,000         14,586
 *Easyknit International Holdings, Ltd.................      707,150         23,573
 Egana International Holdings, Ltd.....................   19,766,208        473,916
 Egana Jewelry & Pearls, Ltd...........................    3,317,899        103,798
 *Ehealthcareasia, Ltd.................................       66,900          2,230
 Elec & Eltek International Holdings, Ltd..............    2,565,659        302,638
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         28,052
 Emperor International Holdings, Ltd...................      644,369         40,896
 *Englong International, Ltd...........................      130,000              0
 *Essential Enterprises Co., Ltd.......................      320,000         25,848
 *Evergo China Holdings, Ltd...........................    3,720,000         42,926
 FPB Bank Holding Co., Ltd.............................    2,784,520      1,196,000
 Fairwood Holdings, Ltd................................      426,000          7,155
 *Fairyoung Holdings, Ltd..............................    1,446,000         30,405
 Far East Consortium International, Ltd................    1,641,378        103,119
 *Far East Holdings International, Ltd.................       70,000          3,949
 *Far East Hotels & Entertainment, Ltd.................    1,853,000         98,596
 *First Sign International Holdings, Ltd...............    1,050,000         25,175
 Fong's Industries Co., Ltd............................      962,000         49,337
 *Fortuna International Holdings, Ltd..................    2,727,000         16,433
 *Founder Holdings, Ltd................................      590,000        155,075
 Fountain Set Holdings, Ltd............................    1,274,000        111,074
 Four Seas Frozen Food Holdings, Ltd...................      347,184         19,809
 Four Seas Mercantile Holdings, Ltd....................      592,000        144,215
 *Four Seas Travel International, Ltd..................      600,000          1,231
 Frankie Dominion International, Ltd...................      630,173         20,199
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000          5,734
 *G-Prop Holdings, Ltd.................................      378,200          9,456
 Glorious Sun Enterprises, Ltd.........................      840,000        140,010
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        264,831
 Golden Resources Development International, Ltd.......    1,456,500         57,891
 *Gold-Face Holdings, Ltd..............................    2,003,600        213,219
 Goldlion Holdings, Ltd................................    2,052,000         86,822
 *Goldtron (Bermuda) Holdings, Ltd.....................      231,111         15,705
 Golik Holdings, Ltd...................................    1,536,500         57,130
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        133,309
 Grande Holdings, Ltd..................................      504,105        352,252

                                                               SHARES        VALUE+
                                                               ------        ------

 Great Wall Electronic International, Ltd..............    3,159,034   $     71,286
 *Greaterchina Technology Group, Ltd...................      150,410          4,821
 Group Sense (International), Ltd......................    2,062,000         71,382
 *Guangdong Investment, Ltd............................    2,150,000        250,851
 *Guangnan Holdings, Ltd...............................      762,000          8,988
 *Guangzhou Investment Co., Ltd........................    3,510,000        261,018
 HKCB Bank Holding Co., Ltd............................    1,130,000        289,764
 HKR International, Ltd................................      403,260        161,574
 Hanny Holdings, Ltd...................................    3,644,224        140,172
 Harbour Centre Development, Ltd.......................      784,000        522,704
 *Harbour Ring International Holdings, Ltd.............    2,636,000        196,024
 Henderson China Holdings, Ltd.........................      911,000        294,928
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         10,366
 High Fashion International, Ltd.......................      178,000         31,266
 *Hikari Tsushin International, Ltd....................    2,248,000         62,833
 *Hinet Holdings, Ltd..................................      611,057         12,379
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         82,216
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        499,207
 *Hong Kong Parkview Group, Ltd........................    1,130,000        289,764
 *Hop Hing Holdings, Ltd...............................      660,265         23,703
 Hopewell Holdings, Ltd................................      175,000         68,434
 Hsin Chong Construction Group, Ltd....................    1,569,658         92,576
 *Hualing Holdings, Ltd................................    1,344,000         44,803
 *Huey Tai International, Ltd..........................    2,363,112         89,380
 Hung Hing Printing Group, Ltd.........................      934,442        359,426
 IDT International, Ltd................................    4,028,486        335,731
 *IMC Holdings, Ltd....................................      604,000         51,111
 *ITC Corp., Ltd.......................................      466,157         59,768
 *Ideal Pacific Holdings, Ltd..........................      838,000         44,052
 *Imgo, Ltd............................................      636,000         51,373
 *Innovative International (Holdings), Ltd.............    1,474,003         24,190
 *Interchina Holdings Co., Ltd.........................      990,000        106,623
 *Interform Ceramics Technologies, Ltd.................    1,104,000         22,365
 International Bank of Asia, Ltd.......................    2,615,714        556,717
 International Pipe, Ltd...............................    2,022,392        129,650
 *Iquorom Cybernet, Ltd................................    4,145,000         19,132
 *Island Dyeing & Printing Co., Ltd....................      444,000         44,403
 *Isteelasia.com, Ltd..................................      667,286         37,217
 JCG Holdings, Ltd.....................................    1,048,333        483,880
 Jackin International Holdings, Ltd....................      210,000         16,693
 *Jinhui Holdings Co., Ltd.............................      370,000         10,437
 K Wah International Holdings, Ltd.....................    3,940,915        164,216
 *KPI Co., Ltd.........................................      264,000          4,570
 *KTP Holdings, Ltd....................................      180,400         11,102
 *Kader Holdings Co., Ltd..............................      545,600         16,509
 *Kantone Holdings, Ltd................................      123,902          7,784
 Karrie International Holdings, Ltd....................       66,000          2,539
 Keck Seng Investments (Hong Kong), Ltd................      858,600         81,463
 Kee-Shing Holdings Co., Ltd...........................      886,000        124,958
 King Fook Holdings, Ltd...............................    1,000,000         39,105
 Kingboard Chemical Holdings, Ltd......................      926,000        433,351
 Kingmaker Footwear Holdings, Ltd......................      962,500        143,151
 *Kong Sun Holdings, Ltd...............................      480,000         22,463
 *Kong Tai International Holdings Co., Ltd.............    8,300,000        201,130
 *Kumagai Gumi Hong Kong, Ltd..........................      970,000        133,073
 *Kwong Sang Hong International, Ltd...................    1,434,000         76,302
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         62,733

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Lai Sun Development Co., Ltd.........................    2,970,000   $     92,914
 *Lai Sun Garment (International), Ltd.................    2,325,000         56,937
 *Lai Sun Hotels International, Ltd....................    3,268,000         69,136
 *Lam Soon (Hong Kong), Ltd............................      302,310         55,040
 *Lam Soon Food Industries, Ltd........................      228,000         45,311
 *Lamex Holdings, Ltd..................................    3,628,800         19,541
 Le Saunda Holdings, Ltd...............................      236,000         14,524
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000         35,245
 Leefung-Asco Printers Holdings, Ltd...................      144,000         28,987
 *Leung Kee Holdings, Ltd..............................      354,000          9,305
 *Lippo, Ltd...........................................    1,074,760        203,943
 Liu Chong Hing Bank, Ltd..............................      365,000        381,405
 Liu Chong Hing Investment, Ltd........................      635,200        346,127
 *Logic International Holdings, Ltd....................      812,000         64,548
 *Luks Industrial Co., Ltd.............................      537,963         49,662
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        137,430
 *Magnificent Estates, Ltd.............................    3,778,000         22,282
 *Magnum International Holdings, Ltd...................      300,000          5,308
 *Mansion Holdings, Ltd................................    1,420,360         16,208
 *Mansion House Group, Ltd.............................      698,200         28,199
 *Megga (S.) International Holdings, Ltd...............    2,270,100          4,075
 Melbourne Enterprises, Ltd............................       45,500        155,178
 *Melco International Development, Ltd.................      180,000         22,617
 Midland Realty (Holding), Ltd.........................      496,000         34,341
 *Millennium Group, Ltd................................      928,000         12,850
 Min Xin Holdings, Ltd.................................      987,200         62,654
 Mingly Corp., Ltd.....................................    4,032,600        219,740
 Moulin International Holdings, Ltd....................    3,350,183        253,429
 *Mui Hong Kong, Ltd...................................    1,845,000         24,129
 *Multi-Asia International Holdings, Ltd...............    2,800,500        477,555
 Nanyang Holdings, Ltd.................................      137,500        109,303
 *National Electronics Holdings, Ltd...................    2,156,000         38,424
 New Island Printing Holdings, Ltd.....................      176,000         38,362
 *New Rank City Development, Ltd.......................        1,664            205
 *New World Cyberbase, Ltd.............................       25,220            673
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        588,529
 *Nph International Holdings, Ltd......................      108,400          8,617
 Ocean Information Holdings, Ltd.......................      122,000          6,257
 *Onfem Holdings, Ltd..................................    1,922,000         71,464
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         42,850
 *Oriental Press Group, Ltd............................    4,080,600        460,408
 Oxford Properties & Finance, Ltd......................      110,000        157,960
 *Pacific Andes International Holdings, Ltd............      156,000          5,000
 *Pacific Concord Holding, Ltd.........................    2,134,629        161,477
 *Pacific Plywood Holdings, Ltd........................   10,210,000        100,798
 *Paramount Publishing Group, Ltd......................      620,000         27,425
 Paul Y. ITC Construction Holdings, Ltd................      612,677         29,065
 *Peace Mark (Holdings), Ltd...........................    6,758,122         41,591
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         31,378
 Pegasus International Holdings, Ltd...................      226,000         24,630
 *Perfect Treasure Holdings, Ltd.......................      364,000         31,269
 Perfectech International Holdings, Ltd................      571,450         63,010
 Pico Far East Holdings, Ltd...........................    1,190,000         97,648
 Playmate Toys Holdings, Ltd...........................    1,585,000         79,256
 Pokfulam Development Co., Ltd.........................      234,000         60,004
 *Poly Investments Holdings, Ltd.......................    2,670,000         90,718
 Prestige Properties Holdings, Ltd.....................      965,000         70,524
 *Prime Succession, Ltd................................      768,000         11,619

                                                               SHARES        VALUE+
                                                               ------        ------

 *Prosper Evision, Ltd.................................       96,000   $     32,925
 *QPL International Holdings, Ltd......................    1,191,000        645,170
 *Quality Healthcare Asia, Ltd.........................    1,338,000        262,472
 *RNA Holdings, Ltd....................................       20,600            845
 Raymond Industrial, Ltd...............................      605,400         47,349
 Realty Development Corp, Ltd..........................      475,000         99,879
 *Regal Hotels International Holdings, Ltd.............    1,950,000         50,004
 *Rivera Holdings, Ltd.................................    3,160,000         88,324
 Road King Infrastructure, Ltd.........................      449,000        195,732
 *Ryoden Development, Ltd..............................    1,912,000        115,218
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        115,249
 SA SA International Holdings, Ltd.....................    1,134,000        126,494
 Safety Godown Co., Ltd................................      408,000        215,784
 *Saint Honore Holdings, Ltd...........................      128,000         12,965
 *Same Time Holdings, Ltd..............................      410,000          9,147
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        173,046
 Sea Holdings, Ltd.....................................    1,068,000        246,479
 *Seapower International Holdings, Ltd.................      854,000         13,796
 *Seapower Resources International, Ltd................    2,528,000         45,702
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,245
 Shaw Brothers Hong Kong, Ltd..........................      325,000        256,268
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        183,436
 *Shenyin Wanguo (Hong Kong), Ltd......................      847,500         41,291
 *Shenzhen International Holdings, Ltd.................    6,187,500        261,797
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         33,131
 *Shougang Concord Grand (Group), Ltd..................    1,701,000         56,704
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        106,828
 *Shougang Concord Technology Holdings, Ltd............    1,647,914         57,047
 Shui On Construction & Materials, Ltd.................      218,000        269,724
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         34,584
 *Shun Ho Resources Holdings, Ltd......................      483,000         14,243
 *Shun Shing Holdings, Ltd.............................    2,573,600        254,078
 Shun Tak Holdings, Ltd................................    3,422,000        368,549
 *Silver Grant International Industries, Ltd...........    2,087,000        129,778
 Sime Darby Hong Kong, Ltd.............................    1,040,000        506,702
 *Simsen Metals & Holdings, Ltd........................    1,024,000          8,534
 *Sincere Co., Ltd.....................................      505,500         22,684
 Sing Tao Holdings, Ltd................................      913,000        149,836
 *Singamas Container Holdings, Ltd.....................      320,000         11,898
 *Sino Foundations Holdings, Ltd.......................    1,074,000         25,475
 *Sinocan Holdings, Ltd................................      350,000          4,173
 *Skynet (International Group) Holdings, Ltd...........      244,240          4,541
 Solartech International Holdings, Ltd.................    4,960,000         11,447
 *Sound International, Ltd.............................       79,200          1,452
 South China Brokerage Co., Ltd........................    4,060,000         65,069
 South China Industries, Ltd...........................    1,124,000         51,881
 *South China Strategic Investments, Ltd...............      857,400         79,150
 *South Sea Development Co., Ltd.......................    2,603,158         53,068
 Southeast Asia Properties & Finance, Ltd..............      175,692         45,052

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Starlight International Holdings, Ltd.................    5,245,168   $    111,636
 *Stelux Holdings International, Ltd...................    1,307,702         40,240
 Styland Holdings, Ltd.................................    2,545,200          3,263
 *Sun Fook Kong Holdings, Ltd..........................    1,778,000        148,177
 Sun Hung Kai & Co., Ltd...............................    3,338,600        556,473
 *Suncorp Technologies, Ltd............................      158,400          1,300
 Suwa International Holdings, Ltd......................    1,062,000         34,041
 *Swank International Manufacturing Co., Ltd...........      638,000          4,908
 *Symphony Holdings, Ltd...............................    6,950,000         68,614
 *Tack Hsin Holdings, Ltd..............................      542,000        106,323
 Tai Cheung Holdings, Ltd..............................    1,445,000        190,828
 Tai Fook Securities Group, Ltd........................       72,000         15,324
 Tai Sang Land Development, Ltd........................      627,984        132,852
 *Tak Sing Alliance Holdings, Ltd......................    2,909,865         76,110
 *Tak Wing Investment Holdings, Ltd....................      432,800         34,959
 Tan Chong International Limited.......................      402,000         53,088
 Techtronic Industries Co., Ltd........................    1,330,000        315,471
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000        186,464
 Termbray Industries International (Holdings), Ltd.....    2,304,900        147,760
 Tern Properties Co., Ltd..............................       61,200         11,378
 Texwinca Holdings, Ltd................................    1,074,000        161,111
 *Tian An China Investments Co., Ltd...................    4,355,750         68,692
 Tian Teck Land, Ltd...................................    1,098,000        199,906
 *Triplenic Holdings, Ltd..............................    2,378,000         16,464
 Tristate Holdings, Ltd................................      138,000         28,310
 Truly International Holdings, Ltd.....................    1,014,000        226,216
 *Tung Fong Hung Holdings, Ltd.........................    1,157,745         28,203
 Tungtex (Holdings) Co., Ltd...........................      788,000        106,084
 *Tysan Holdings, Ltd..................................    1,040,773         32,026
 *UDL Holdings, Ltd....................................       23,700            182
 *USI Holdings, Ltd....................................      928,999        158,417
 *United Power Investment, Ltd.........................    1,664,000         76,805
 *Universal Appliances, Ltd............................    2,770,000         33,384
 Van Shung Chong Holdings, Ltd.........................      854,400        113,928
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         96,607
 Vitasoy International Holdings, Ltd...................      819,000        119,708
 Wah Ha Realty Co., Ltd................................      278,600         27,505
 *Wah Nam Group, Ltd...................................    1,934,800          5,954
 *Wai Kee Holdings, Ltd................................    1,562,738         88,161
 Wang On Group, Ltd....................................      774,000         22,725
 *Wiltec Holdings, Ltd.................................      378,511         11,550
 *Winfoong International, Ltd..........................    1,210,000         41,112
 Wing Fai International, Ltd...........................    3,380,000         61,104
 Wing On Co. International, Ltd........................      565,000        199,213
 Wing Shan International, Ltd..........................      896,000         42,506
 *Winsan China Investment Group, Ltd...................      384,000         12,309
 Winsor Industrial Corp., Ltd..........................      498,000        159,627
 *Winsor Properties Holdings, Ltd......................      498,000        166,012
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         21,186
 Wong's International (Holdings), Ltd..................    1,012,000        324,382
 *Wong's Kong King International (Holdings), Ltd.......    1,139,600         39,450
 World Houseware (Holdings), Ltd.......................      586,447         11,955
 YGM Trading, Ltd......................................      228,000        122,047
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         61,793
 Yaohan International Caterers, Ltd....................      512,000         42,013
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         21,225

                                                               SHARES        VALUE+
                                                               ------        ------

 *Yeebo International Holdings, Ltd....................       40,800   $      2,511
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,965
 *Yoshiya International Corp., Ltd.....................      612,300         25,122
 Yugang International, Ltd.............................   11,916,000        114,585
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         13,539
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $75,619,188)...................................                  36,760,418
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600            892
 *Asia Standard Hotel Group, Ltd. Warrants 10/08/01....        7,600             19
 *Asia Standard International Group Warrants
   09/30/01............................................      574,000          1,472
 *Companion Building Material International Holdings,
   Ltd. - Warrants 08/13/02............................    3,463,213          4,440
 *Gold-Face Holdings, Ltd Warrants 09/30/01............      182,145          4,671
 *Hanny Holdings, Ltd. Warrants 04/03/02...............      728,844          8,971
 *Hikari Tsushin International, Ltd. Warrants
   04/27/02............................................      449,600          3,170
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............      132,053              0
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      829,000          1,063
 *Kong Sun Holdings, Ltd. Warrants 04/25/02............       96,000          1,846
 *Mui Hong Kong, Ltd. Warrants 06/19/05................      369,000          1,561
 *Road King Infrastructure, Ltd. Warrants 09/05/03.....       89,800          4,145
 *South China Information & Technology, Ltd. Warrants
   03/28/02............................................      171,480            550
 *Styland Holdings, Ltd. Warrants 12/31/01.............      509,040            653
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...      290,986          1,268
 *Yunnan Enterprises Holdings, Ltd. Warrants
   09/30/02............................................       48,000            246
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      34,967
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $23,453)......................................                      23,453
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $75,642,641)...................................                  36,818,838
                                                                       ------------
NEW ZEALAND -- (10.8%)
COMMON STOCKS -- (10.7%)
 *AFFCO Holdings, Ltd..................................      503,188         97,002
 *Advantage Group, Ltd.................................      101,600         56,258
 Baycorp Holdings, Ltd.................................      200,614        888,665
 CDL Hotels NZ, Ltd....................................      657,244         51,219
 CDL Investments NZ, Ltd...............................      240,073         20,678
 Cavalier Corp., Ltd...................................       88,507        172,435
 Ceramco Corp., Ltd....................................       77,120         60,100
 Colonial Motor Co., Ltd...............................       47,895         52,058
 Corporate Investments, Ltd............................      503,564        766,270

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Cue Energy Resources NL..............................      452,354   $      9,648
 DB Group, Ltd.........................................      264,177        417,166
 Ebos Group, Ltd.......................................       57,108         64,414
 *Evergreen Forests, Ltd...............................      323,301         67,629
 Fernz Corp., Ltd......................................      391,902        631,718
 Fisher & Paykel Industries, Ltd.......................      307,890        915,560
 Force Corp., Ltd......................................      380,914         43,746
 Hallenstein Glassons Holdings, Ltd....................      142,638        134,560
 Hellaby Holdings, Ltd.................................      118,179         83,857
 Horizon Energy Distribution, Ltd......................        8,084         26,526
 Independent Newspapers, Ltd. (Auckland)...............    1,014,000      1,372,477
 *Kingsgate International Corp., Ltd...................      479,679         25,577
 *Met Lifecare, Ltd....................................      144,900         68,347
 Michael Hill International, Ltd.......................       90,546        118,843
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760      1,037,407
 *New Zealand Oil & Gas, Ltd...........................      402,731         49,555
 New Zealand Refining Co., Ltd.........................       62,819        333,668
 Northland Port Corp. (New Zealand), Ltd...............      108,571         75,704
 Nuplex Industries, Ltd................................      188,848        243,992
 *Otter Gold Mines, Ltd................................       89,321         13,189
 Owens Group, Ltd......................................      138,522         48,862
 PDL Holdings, Ltd.....................................       33,381         54,766
 *Pacific Retail Group, Ltd............................      123,160         67,691
 Port of Tauranga, Ltd.................................      200,316        460,105
 Ports of Auckland.....................................      347,158        612,278
 Radio Pacific, Ltd....................................        5,200         16,210
 Reid Farmers, Ltd.....................................      146,734         54,166
 Restaurant Brand New Zealand, Ltd.....................      226,417        118,870
 *Richina Pacific, Ltd.................................      137,322         19,713
 Sanford, Ltd..........................................      250,512        493,200
 Scott Technology, Ltd.................................       48,074         43,774
 *Seafresh Fisheries...................................       80,520          2,477
 Shotover Jet, Ltd.....................................      106,500         18,346
 Sky City, Ltd.........................................      263,975        825,033
 South Eastern Utilities, Ltd..........................      147,679         62,995
 South Port New Zealand, Ltd...........................       30,744         13,493
 Steel & Tube Holdings, Ltd............................      151,610         88,302
 *Summit Gold, Ltd.....................................      107,419          3,084
 Tasman Agriculture, Ltd...............................      261,760        134,204
 Taylors Group, Ltd....................................       29,646         13,984
 Tourism Holdings, Ltd.................................      222,252        177,760
 *Trans Tasman Properties, Ltd.........................      891,408         69,468
 Tranz Rail Holdings, Ltd..............................      316,409        447,735
 Trustpower, Ltd.......................................      458,529        564,211
 Warehouse Group, Ltd..................................      503,486      1,228,733
 Waste Management NZ, Ltd..............................      254,272        438,027
 Williams & Kettle, Ltd................................       38,372         42,809
 Wrightson, Ltd........................................      317,720         71,674
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,696,784)...................................                  14,090,238
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.1%)
Capital Properties New Zealand, Ltd. Notes
    8.500%, 04/15/05
      (Cost $210,192)..................................          201         78,507
                                                                       ------------



                                                               SHARES        VALUE+
                                                               ------        ------
                                                            (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $3,837).......................................                $      3,965
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $18,910,813)...................................                  14,172,710
                                                                       ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Aokam Perdana Berhad.................................        7,100          4,596
 *Apl Industries Berhad................................        4,100          1,133
 *Arensi Holdings (Malaysia) Berhad....................       33,000          3,561
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Mun Loong Berhad.....................................       40,000          6,158
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *SCK Group Berhad.....................................       22,000              0
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Taiping Consolidated Berhad..........................      232,000         12,821
 *Westmont Industries Berhad...........................      223,520         52,351
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $3,085,047)....................................                     423,037
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950          1,485
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,303)........................................                       1,485
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   7.25%, 05/15/04, valued at $1,458,765) to be
   repurchased at $1,436,239.
   (Cost $1,436,000)...................................  $     1,436      1,436,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $207,651,889)++....                $131,435,690
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $208,230,241.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (99.5%)
COMMON STOCKS -- (99.4%)
 600 Group P.L.C.......................................      100,910   $     76,532
 AEA Technology P.L.C..................................       35,300        145,120
 AIM Group P.L.C.......................................       32,063         64,770
 AIT Group P.L.C.......................................        4,000         64,359
 API Group P.L.C.......................................       51,500        177,041
 ASDA Property Holdings P.L.C..........................       94,000        260,512
 *ASW Holdings P.L.C...................................      949,314        124,482
 Abacus Polar P.L.C....................................       75,000        433,254
 Abbeycrest P.L.C......................................       42,590         61,281
 Abbot Group P.L.C.....................................       92,595        172,610
 Acal P.L.C............................................       13,671        142,443
 *Acatos & Hutcheson P.L.C.............................       79,000         63,275
 Action Computer Supplies Holdings, Ltd................       88,000         48,028
 Adam & Harvey Group P.L.C.............................       10,500         16,448
 *Advanced Medical Solutions P.L.C.....................       24,258          4,814
 *Advanced Power Components, Ltd.......................        4,000         19,053
 *African Lakes Corp. P.L.C............................        7,760          3,575
 Airflow Streamlines P.L.C.............................       20,500         32,984
 Airsprung Furniture Group P.L.C.......................       58,000         57,966
 Alba P.L.C............................................      105,025        755,583
 *Alexanders Holdings P.L.C............................       71,000         27,930
 Alexandra Workwear P.L.C..............................       86,243        139,985
 *Alexon Group P.L.C...................................      106,500        113,231
 Allders P.L.C.........................................       16,000         23,475
 Allen P.L.C...........................................       25,000         73,184
 Alpha Airports Group P.L.C............................      331,241        230,088
 Alphameric P.L.C......................................       72,688        242,150
 Alumasc Group P.L.C...................................      100,245        165,555
 Alvis P.L.C...........................................      150,000        204,134
 *Amberley Group P.L.C.................................      200,000         65,210
 Amec P.L.C............................................       86,200        382,477
 Amey P.L.C............................................       67,000      1,617,021
 Amstrad P.L.C.........................................      149,652        267,305
 *Andrew Sykes Group P.L.C.............................      203,650        194,869
 *Anglesey Mining P.L.C................................       55,000          1,559
 Anglian Group P.L.C...................................      126,280        262,256
 Anglo Eastern Plantations P.L.C.......................       57,166         35,252
 Anite Group P.L.C.....................................      250,000        574,128
 Applied Optical Technologies P.L.C....................       21,300         35,781
 Aquarius Group P.L.C..................................        8,000          4,763
 *Arena Leisure P.L.C..................................       62,500        117,395
 Armitage Brothers P.L.C...............................        4,000         12,475
 *Armour Trust P.L.C...................................      198,500         53,465
 Ascot P.L.C...........................................       53,435        165,513
 Ashtenne Holdings P.L.C...............................       50,000        139,988
 Aukett Associates P.L.C...............................      144,174         39,854
 Austin Reed Group P.L.C...............................       68,999         88,521
 Avesco P.L.C..........................................       29,998        304,055
 Avon Rubber P.L.C.....................................       60,364        188,258
 *Axis-Shield P.L.C....................................       18,284        132,837
 *Azlan Group P.L.C....................................      185,000        452,392
 BICC P.L.C............................................       15,000         26,155
 BNB Resources P.L.C...................................       49,000         65,642
 BPP Holdings P.L.C....................................       53,250        543,508
 *BS P.L.C.............................................        7,000         15,133

                                                            SHARES           VALUE+
                                                            ------           ------

 BSS Group P.L.C.......................................       47,905   $    263,152
 Babcock International Group P.L.C.....................      310,464        556,744
 Baggeridge Brick P.L.C................................       98,000        129,895
 Bailey (Ben) Construction P.L.C.......................       26,000         14,559
 Bailey (C.H.) P.L.C...................................      109,500         10,478
 Bailey (C.H.) P.L.C. Class B..........................       10,000          3,119
 Barlows P.L.C.........................................       50,000         42,882
 Barr (A.G.) P.L.C.....................................       43,000        223,407
 Baynes (Charles) P.L.C................................      341,378        232,290
 Beattie (James) P.L.C.................................      132,247        265,275
 Bellway P.L.C.........................................       93,000        446,268
 Bemrose Corp. P.L.C...................................       50,375        288,146
 Benchmark Group P.L.C.................................       26,892        103,501
 Bentalls P.L.C........................................       91,617         87,017
 Bespak P.L.C..........................................       55,918        468,482
 Bett Brothers P.L.C...................................       33,108        100,204
 *Biocompatibles International P.L.C...................       56,250        281,881
 *Biotrace International P.L.C.........................       50,000         26,934
 Birse Group P.L.C.....................................      421,901         46,352
 *Bizspace P.L.C.......................................        8,695          3,451
 Black (Peter) Holdings P.L.C..........................      111,495        539,759
 Black Arrow Group P.L.C...............................       56,500         70,083
 Blacks Leisure Group P.L.C............................       60,959        198,324
 *Blagden Industries P.L.C.............................      131,092         20,442
 Blick P.L.C...........................................       68,555        214,290
 Bloomsbury Publishing P.L.C...........................        3,307         41,020
 Body Shop International P.L.C.........................      194,000        288,765
 Boosey & Hawkes P.L.C.................................       35,500         72,971
 Boot (Henry) & Sons P.L.C.............................       47,000        129,923
 Bourne End Properties P.L.C...........................      141,021        118,947
 *Bradstock Group P.L.C................................      130,000         15,664
 Brake Brothers P.L.C..................................       15,600        122,736
 Brammer (H.) P.L.C....................................       86,623        489,959
 Brewin Dolphin Holdings P.L.C.........................       10,309         27,036
 *Bridgend Group P.L.C.................................      651,000         17,304
 Bristol Water Holdings P.L.C..........................       12,000        150,549
 Britax International P.L.C............................      120,297        177,354
 *British Biotech P.L.C................................      198,000         68,768
 British Polythene Industries P.L.C....................       56,740        243,315
 Britt Allcroft Co. P.L.C..............................       25,000        184,288
 Brockhampton Holdings P.L.C...........................       12,000         46,781
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000         76,550
 Brooks Service Group P.L.C............................       25,500         65,972
 Brown & Jackson P.L.C.................................      296,819        334,513
 *Brunel Holding PLC...................................       11,935          6,175
 Bryant Group P.L.C....................................       22,932         46,650
 Budgens P.L.C.........................................      306,137        292,936
 Bulgin (A.F.) & Co. P.L.C.............................       36,000          9,441
 Bullough P.L.C........................................      256,000        150,606
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        403,095
 *Burn Stewart Distillers P.L.C........................      142,500         37,371
 *Burnden Leisure P.L.C................................       33,000          3,976
 Burndene Investments P.L.C............................      175,001         84,348
 Burtonwood Brewery P.L.C..............................       38,000         90,769
 Business Post Group P.L.C.............................       25,000         61,666
 *CLS Holdings P.L.C...................................      102,907        273,527
 Cadcentre Group P.L.C.................................       10,000         71,589

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Caffyns P.L.C.........................................        6,000   $     24,666
 *Cairn Energy P.L.C...................................       60,206        166,429
 *Calluna P.L.C........................................       77,140          9,295
 Camellia P.L.C........................................        2,950        125,458
 Cammell Laird Group P.L.C.............................      256,158        130,727
 Cannons Group P.L.C...................................      188,000        309,150
 *Cantab Pharmaceuticals P.L.C.........................       80,000        153,668
 Cape P.L.C............................................      119,518         44,899
 Capital Bars P.L.C....................................       70,000         26,793
 Carbo P.L.C...........................................      240,557         35,806
 Carclo Engineering Group P.L.C........................      100,463        187,277
 *Care UK P.L.C........................................        9,000         32,470
 *Carlisle Holdings, Ltd...............................        8,709         53,705
 Carpetright P.L.C.....................................       95,000        721,842
 Carr's Milling Industries P.L.C.......................       19,000         32,321
 Castings P.L.C........................................       79,000        155,107
 *Cenes Pharmaceuticals P.L.C..........................       18,000         16,586
 Chamberlin & Hill P.L.C...............................       18,000         46,568
 Chapelthorpe P.L.C....................................      497,507        178,080
 Charles Taylor Group P.L.C............................        6,000         31,811
 Chemring Group P.L.C..................................       49,000        210,124
 Chime Communications P.L.C............................       15,063         45,589
 Chloride Group P.L.C..................................      485,500      1,273,253
 Christie Group P.L.C..................................       53,263         50,966
 Chrysalis Group P.L.C.................................      331,680      1,410,569
 Churchill China P.L.C.................................       30,000         64,430
 City Centre Restaurants P.L.C.........................      433,500        319,555
 Clarkson (Horace) P.L.C...............................       44,733         92,901
 *Clinical Computing P.L.C.............................       40,000         16,728
 Clinton Cards P.L.C...................................      124,460        166,731
 *Clubhaus P.L.C.......................................       31,694         19,544
 Clydeport P.L.C.......................................       12,500         41,642
 Colefax & Fowler Group P.L.C..........................       60,000         65,918
 *Communisis P.L.C.....................................      237,134        534,496
 Community Hospitals Group P.L.C.......................       63,833        504,480
 Compel Group P.L.C....................................        5,000          8,328
 *Consolidated Coal P.L.C..............................           92              0
 Coral Products P.L.C..................................       50,000         38,984
 Cornwell Parker P.L.C.................................       78,333         59,409
 *Corporate Services Group P.L.C.......................       82,200         99,630
 Cosalt P.L.C..........................................       30,700         99,009
 Countryside Property P.L.C............................      138,259        264,595
 Countrywide Assured Group P.L.C.......................      101,746        154,332
 Courts P.L.C..........................................      110,722        580,750
 *Cradley Group Holdings P.L.C.........................       80,000         26,651
 Crest Nicholson P.L.C.................................      267,250        579,646
 Creston Land & Estates P.L.C..........................        5,000          5,670
 Croda International P.L.C.............................       40,802        126,093
 Cropper (James) P.L.C.................................       22,000         74,070
 *Culver Holdings P.L.C................................          338            276
 *DBS Management P.L.C.................................        9,000         11,802
 DCS Group P.L.C.......................................       10,000         14,672
 DFS Furniture Co. P.L.C...............................       41,300        226,284
 DTZ Holdings P.L.C....................................       89,500        225,838
 Daejan Holdings P.L.C.................................       23,000        331,754
 Dairy Crest Group P.L.C...............................        5,000         16,090
 *Danka Business Systems P.L.C.........................       15,000          2,552
 Dart Group P.L.C......................................       74,000        324,148
 Davis Service Group P.L.C.............................       10,000         36,999
 Dawson International P.L.C............................      204,384        185,430
 Delancey Estates P.L.C................................       53,758         64,014

                                                            SHARES           VALUE+
                                                            ------           ------

 *Delaney Group P.L.C..................................      270,000   $          0
 Delta P.L.C...........................................      150,000        326,402
 Delyn Group P.L.C. ...................................       22,500         74,956
 Densitron International P.L.C.........................       42,386         94,636
 Derwent Valley Holdings P.L.C.........................       90,000        944,122
 Development Securities P.L.C..........................       50,000        220,437
 Dewhirst Group P.L.C..................................      275,760        211,095
 Dewhurst P.L.C........................................        9,000          9,569
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         13,074
 Diagonal P.L.C........................................       25,200         72,340
 *Dialog Corp. P.L.C...................................      115,000         60,319
 Dicom Group P.L.C.....................................       30,000        146,722
 Diploma P.L.C.........................................       48,000        170,112
 Dixon Motors P.L.C....................................       55,408        127,638
 Domestic & General Group P.L.C........................       10,300        100,384
 Domino Printing Sciences P.L.C........................      335,935      1,083,404
 Domnick Hunter Group P.L.C............................       30,000        155,440
 Dowding & Mills P.L.C.................................      336,440        171,697
 Druck Holdings P.L.C..................................        8,000         22,115
 EBC Group P.L.C.......................................       30,000         32,747
 East Surrey Holdings P.L.C............................       36,800         96,510
 Edinburgh Fund Managers Group P.L.C...................       61,000        597,965
 Eldridge Pope & Co. P.L.C.............................       25,000         66,450
 Eleco Holdings P.L.C..................................      104,685         46,004
 Electronic Data Processing P.L.C......................       55,200         48,907
 Electronics Boutique P.L.C............................      150,000        110,573
 Ellis & Everard P.L.C.................................      191,406        824,865
 Emess P.L.C...........................................      288,250        118,501
 *Energy Technique P.L.C...............................       77,856          8,002
 Ennstone P.L.C........................................      135,323         53,234
 Eurocopy P.L.C........................................      131,000         55,712
 Eurodis Electron P.L.C................................       87,500        164,353
 Euromoney Institutional Investors P.L.C...............       70,000        555,699
 European Colour P.L.C.................................       82,090         68,659
 European Motor Holdings P.L.C.........................      118,325        114,900
 *European Telecom P.L.C...............................        7,000         20,839
 Europower P.L.C.......................................      232,092         21,386
 Expamet International P.L.C...........................      139,749        222,872
 Expro International Group P.L.C.......................       50,000        375,664
 *FII Group P.L.C......................................       41,166         58,940
 Fairey Group P.L.C....................................       11,191         78,529
 Falcon Holdings P.L.C.................................        5,500         16,763
 Fenner P.L.C..........................................      215,276        283,813
 Ferguson International Holdings P.L.C.................       89,105         44,210
 Financial Objects P.L.C...............................        7,000         10,320
 Fine Art Developments P.L.C...........................      108,000        367,442
 First Technology P.L.C................................      117,111        796,879
 *Firth (G.M.) Holdings P.L.C..........................      163,080         41,613
 Firth Rixson P.L.C....................................      416,888        195,024
 Fisher (Albert) Group P.L.C...........................       26,000         33,540
 *Flare Group P.L.C....................................       20,600              0
 Folkes Group P.L.C....................................       28,000         37,113
 Folkes Group P.L.C. Non-Voting........................       65,500         78,461
 *Forminster P.L.C.....................................       43,333         20,579
 Forth Ports P.L.C.....................................      126,000      1,174,411
 *Fortress Holdings P.L.C..............................      120,728         42,786
 *Fortune Oil P.L.C....................................      609,000         23,741
 *Foster (John) & Son P.L.C............................       27,500          4,191

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Freeport Leisure P.L.C................................       12,300   $     93,547
 French Connection Group P.L.C.........................       25,000        276,432
 *Friendly Hotels P.L.C................................       51,533         29,952
 Friends, Ivory & Sime P.L.C...........................       78,125        467,919
 Frogmore Estates P.L.C................................       51,000        437,039
 Fuller, Smith & Turner P.L.C. Series A................       20,000        107,738
 Fulmar P.L.C..........................................      107,500        112,008
 *GEI International P.L.C..............................       90,895          2,899
 Galliford P.L.C.......................................      467,870        162,497
 Games Workshop Group P.L.C............................        8,000         17,295
 Gardner Group P.L.C...................................       26,923         53,432
 Garton Engineering P.L.C..............................       10,248          9,951
 Gaskell P.L.C.........................................       36,000         21,689
 *Gearhouse Group P.L.C................................       25,000          8,506
 Geest P.L.C...........................................       86,082        624,183
 Georgica P.L.C........................................       53,033         69,541
 Gibbs & Dandy P.L.C...................................        4,500         19,488
 *Gioma Restaurants P.L.C..............................      100,000         57,413
 Gleeson (M.J.) Group P.L.C............................       22,471        246,875
 Glenchewton P.L.C.....................................       50,000         57,413
 Glenmorangie P.L.C....................................       20,000        153,810
 *Glotel P.L.C.........................................       11,300         88,504
 Go-Ahead Group P.L.C..................................       20,000        193,644
 Gowrings P.L.C........................................        5,000          6,840
 Grainger Trust, Ltd...................................       22,000        187,903
 Grampian Holdings P.L.C...............................      200,324        186,006
 Grantchester Holdings P.L.C...........................      100,000        269,344
 Greene King P.L.C.....................................       23,039        162,484
 *Greenwich Resources P.L.C............................      219,332         17,878
 Greggs P.L.C..........................................       26,000        872,604
 Guiness Peat Group P.L.C..............................      122,301         77,151
 Haden Maclellan Holdings P.L.C........................      206,224        115,476
 Halma P.L.C...........................................       30,000         49,332
 Halstead (James) Group P.L.C..........................       71,883        201,255
 Hamley's P.L.C........................................       47,500         97,637
 Hampson Industries P.L.C..............................      507,431        255,364
 *Hampton Trust P.L.C..................................      232,050         46,054
 Hanover International P.L.C...........................       11,304         14,502
 Hardys & Hansons P.L.C................................       48,000        167,730
 *Hartstone Group P.L.C................................      640,263         56,727
 Harvey Nash Group.....................................      125,000      1,430,890
 Havelock Europa P.L.C.................................       64,250         33,244
 *Hawtal Whiting Holdings P.L.C........................       22,588          6,084
 Hawtin P.L.C..........................................      196,500         34,123
 Haynes Publishing Group P.L.C.........................       14,703         30,743
 Headlam Group P.L.C...................................      228,861        433,119
 Heath (Samuel) & Sons P.L.C...........................        7,500         22,859
 Helical Bar P.L.C.....................................       35,000        370,880
 *Helphire Group P.L.C.................................      134,600        164,096
 Henlys Group P.L.C....................................        8,303         43,550
 Heywood Williams Group P.L.C..........................       50,400        113,244
 Highbury House Communications P.L.C...................      439,166        379,763
 High-Point P.L.C......................................       57,510         88,456
 Hill & Smith Holdings P.L.C...........................       86,850         73,871
 Hit Entertainment P.L.C...............................       31,848        185,106
 Hitachi Credit (UK) P.L.C.............................       11,412         46,915
 Holidaybreak P.L.C....................................       92,974        371,017
 *Horace Small Apparel P.L.C...........................      137,500        355,729
 *Howard Holdings P.L.C................................       57,730         33,963

                                                            SHARES           VALUE+
                                                            ------           ------

 Hughes (T.J.) P.L.C...................................        5,000   $     22,859
 Hunting P.L.C.........................................      223,174        414,447
 *Huntingdon Life Sciences Group P.L.C.................      234,550         13,300
 *Huntsworth P.L.C.....................................       54,000         24,879
 IAF Group P.L.C.......................................       30,000         20,626
 IMS Group P.L.C.......................................       75,000         82,398
 *ISA International P.L.C..............................       95,214         31,044
 *Imagination Technologies Group P.L.C.................      225,366        824,255
 Incepta Group P.L.C...................................      176,000        299,397
 *Industrial and Commercial Holdings...................        5,000            106
 Intelek P.L.C.........................................       79,904         40,212
 Interx P.L.C..........................................       20,000        238,866
 Isotron P.L.C.........................................       30,500        188,080
 Ite Group P.L.C.......................................      129,545        112,022
 J.& J. Dyson P.L.C....................................       28,500         59,188
 *JKX Oil and Gas P.L.C................................       20,533          4,584
 Jacobs (John I.) P.L.C................................      116,000         53,444
 Jardine Lloyd Thompson Group P.L.C....................      204,105      1,319,387
 Jarvis Hotels P.L.C...................................      300,000        416,774
 Jarvis P.L.C..........................................      300,000        799,526
 Jarvis Porter Group P.L.C.............................       99,894         49,563
 John David Sports P.L.C...............................      114,500        331,123
 Johnson Group Cleaners P.L.C..........................      110,535        361,964
 Johnston Group P.L.C..................................       26,000        151,116
 Joseph (Leopold) Holdings P.L.C.......................       14,000        159,267
 Jourdan (Thomas) P.L.C................................       40,000         28,352
 *Kalamazoo Computer Group P.L.C.......................       56,120         16,309
 Keller Group P.L.C....................................      110,000        226,887
 *Kenwood Appliances P.L.C.............................      100,892         97,972
 Kier Group P.L.C......................................        7,539         28,214
 Kleeneze P.L.C........................................       84,300        244,983
 Kunick P.L.C..........................................      420,000         89,309
 Laing (John) P.L.C....................................      103,977        568,955
 Laird Group P.L.C.....................................        6,000         27,303
 Lambert Howarth Group P.L.C...........................       25,200         58,944
 *Lamont Holdings P.L.C................................       72,231         14,335
 *Laura Ashley Holdings P.L.C..........................      249,150         64,458
 Lavendon Group P.L.C..................................        4,800         34,975
 Leeds Group P.L.C.....................................       86,938         52,378
 *Leeds Sporting P.L.C.................................       66,000         13,566
 Leicester City P.L.C..................................      100,000         76,550
 *Lilleshall P.L.C.....................................       51,564         44,955
 Lincat Group P.L.C....................................        4,000         16,076
 Linton Park P.L.C.....................................       39,000        170,006
 Linx Printing Technologies P.L.C......................       27,000        134,920
 Litho Supplies P.L.C..................................      100,000        108,446
 Locker (Thomas) Holdings P.L.C........................      176,168         38,085
 London Clubs International P.L.C......................      125,000        203,780
 *London Forfeiting Co.................................       12,000          6,634
 London Scottish Bank P.L.C............................      263,000        438,074
 Lookers P.L.C.........................................       53,160         58,027
 *Lorien P.L.C.........................................       60,000         65,918
 Low & Bonar P.L.C.....................................       65,000         88,919
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985         14,289
 Luminar P.L.C.........................................       34,221        315,326
 Lynx Holdings P.L.C...................................      100,000        122,622
 *M.L. Laboratories P.L.C..............................       35,417         64,767
 *MDIS Group P.L.C.....................................      285,600        314,784

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 MFI Furniture Group P.L.C.............................      450,000   $    425,812
 MMT Computing P.L.C...................................        3,000         23,390
 MS International P.L.C................................       71,500         30,408
 MSB International P.L.C...............................       16,000         25,744
 MacDonald Hotels P.L.C................................       15,500         34,607
 MacFarlane Group Clansman P.L.C.......................      228,287        189,317
 Macro 4 P.L.C.........................................       42,500        472,947
 Maiden Group P.L.C....................................       16,800        122,651
 Mallett P.L.C.........................................       24,837         55,102
 Manganese Bronze Holdings P.L.C.......................       32,184         57,030
 Marshalls P.L.C.......................................      225,800        704,207
 Martin International Holdings P.L.C...................      135,800         24,545
 Marylebone Warwick Balfour Group P.L.C................       54,831        176,832
 *Marylebone Warwick Balfour Group P.L.C. Issue 00.....       18,167         58,976
 Matthews (Bernard) P.L.C..............................      223,742        578,847
 Mayflower Corp. P.L.C.................................      403,800        463,666
 McAlpine (Alfred) P.L.C...............................      171,111        514,242
 McBride P.L.C.........................................       10,000         10,774
 McCarthy & Stone P.L.C................................      194,968        699,258
 McKay Securities P.L.C................................       68,500        157,797
 McLeod Russel Holdings P.L.C..........................      149,524        143,077
 *Meconic P.L.C........................................        6,000         12,588
 *Medical Solu.........................................       13,500         23,922
 Meggitt P.L.C.........................................      166,289        551,611
 Mentmore Abbey P.L.C..................................      262,423        704,961
 Menzies (John) P.L.C..................................        5,000         28,352
 *Merant P.L.C.........................................      172,500        189,515
 Merchant Retail Group P.L.C...........................      185,666        157,262
 Merrydown P.L.C.......................................       59,927         25,061
 Metal Bulletin P.L.C..................................       95,500        534,754
 Metalrax Group P.L.C..................................      358,740        312,758
 *Metaltech International P.L.C........................      401,163          4,834
 Mice Group P.L.C......................................       15,909         28,529
 Microgen Holdings P.L.C...............................       88,000        371,128
 Mitie Group P.L.C.....................................      250,000      1,220,908
 Molins P.L.C..........................................       68,000        130,136
 Moorfield Estates P.L.C...............................      333,333        170,112
 Moss Brothers Group P.L.C.............................      163,400         67,174
 Mowlem (John) & Co. P.L.C.............................      309,656        616,751
 Mucklow (A & J) Group P.L.C...........................      175,000        434,140
 *NXT P.L.C............................................       14,754        136,472
 Nestor Healthcare Group P.L.C.........................      180,200      1,207,008
 *Netbenefit P.L.C.....................................        3,000          5,741
 *Network Technology P.L.C.............................       15,000          2,445
 Newcastle United P.L.C................................       48,923         34,330
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550         94,341
 Nightfreight P.L.C....................................      125,000         64,678
 Nord Anglia Education P.L.C...........................        5,000          8,612
 Northamber P.L.C......................................       75,888        127,481
 Northgate P.L.C.......................................      118,200        640,080
 Novara P.L.C..........................................      228,591         81,823
 *OEM P.L.C............................................       12,000          4,678
 Oasis Stores..........................................       13,000         11,979
 Ocean Wilson Holdings, Ltd............................       84,250        102,115
 Ockham Holdings P.L.C.................................      122,000        134,899
 Old English Pub Company P.L.C.........................       65,000         79,705
 *Orbis P.L.C..........................................      142,859        110,372
 Oriental Restaurants P.L.C............................       20,000         41,536
 Osborne & Little P.L.C................................       11,200         75,813

                                                            SHARES           VALUE+
                                                            ------           ------

 *Osprey Communications P.L.C..........................       23,524   $      1,917
 Owen (H.R.) P.L.C.....................................       30,000         48,907
 Oxford Instruments P.L.C..............................       99,838        256,878
 *Oxford Molecular Group P.L.C.........................       41,440         22,029
 *PGA European Tour Courses P.L.C......................       80,000         61,240
 *PPL Therapeutics P.L.C...............................        9,000         23,475
 PSD Group.............................................       43,500        539,574
 *Paladin Resources P.L.C..............................       74,000         35,142
 Paragon Group of Companies P.L.C......................       47,000        132,588
 Parity Group P.L.C....................................      128,750        246,397
 *Park Food Group P.L.C................................      291,600         47,538
 *Partners Holdings P.L.C..............................       40,000          7,655
 Partridge Fine Arts P.L.C.............................       58,000         53,032
 Paterson Zochonis P.L.C...............................       22,000        132,546
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        141,618
 Pendragon P.L.C.......................................       95,750        233,465
 *Peptide Therapeutics Group P.L.C.....................       35,000         44,902
 Perkins Foods P.L.C...................................      280,000        365,174
 Perry Group P.L.C.....................................       47,666         77,369
 Peterhouse Group P.L.C................................       85,427        511,653
 *Pex P.L.C............................................       85,517          1,515
 Photobition Group P.L.C...............................       38,300         72,754
 Photo-Me International P.L.C..........................      120,064        201,690
 *Photo-Scan PLC.......................................       40,777         70,234
 *Phytopharm...........................................       10,600        100,302
 *Pic International Group P.L.C........................       55,000         26,509
 Pifco Holdings P.L.C..................................       32,666         77,102
 Pittards P.L.C........................................       60,985         46,252
 Planit Holdings P.L.C.................................       35,000         57,058
 *Plantation & General Investment P.L.C................       70,623         23,026
 *Plasmon P.L.C........................................      100,000        177,200
 Portmeirion Potteries (Holdings) P.L.C................       22,856         52,651
 Porvair P.L.C.........................................       35,000        195,487
 *Powderject Pharmaceuticals P.L.C.....................       30,400        227,326
 Powell Duffryn P.L.C..................................       17,322        158,016
 Precoat International P.L.C...........................       25,000         33,845
 *Premier Consolidated Oilfields P.L.C.................      152,488         32,965
 Pressac Holdings P.L.C................................      176,166        393,329
 *Princedale Group P.L.C...............................      250,000         37,212
 *Probus Estates P.L.C.................................       83,333          3,839
 *Property Partnerships P.L.C..........................       10,000         11,341
 *Proudfoot P.L.C......................................      236,420        193,549
 *Provalis P.L.C.......................................      104,615         29,660
 Prowting P.L.C........................................      157,630        249,154
 QS Holdings P.L.C.....................................       95,775         31,227
 *QSP Group P.L.C......................................       31,250         19,713
 Quick Group P.L.C.....................................       77,887         70,664
 Quintain Estates & Development P.L.C..................      108,350        257,275
 *Qxl.com P.L.C........................................      130,000         32,250
 RJB Mining P.L.C......................................       16,000         14,063
 *RMS Communications P.L.C.............................       15,000              0
 RPS Group P.L.C.......................................        7,700        101,241
 *Radamec Group P.L.C..................................       35,000         16,125
 Ransom (William) & Son P.L.C..........................       30,000         32,109
 *Recognition Systems Group P.L.C......................       27,200         89,263
 Redrow Group P.L.C....................................       89,800        250,782
 *Redstone Telecom P.L.C...............................       33,046         66,756
 *Reece P.L.C..........................................      283,750          8,045

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Reed Executive P.L.C..................................      116,500   $    365,808
 Reg Vardy P.L.C.......................................      103,597        403,863
 Regent Inns P.L.C.....................................       87,891        168,202
 Reliance Security Group P.L.C.........................        9,000         80,378
 Relyon Group P.L.C....................................       40,777         68,788
 Renishaw P.L.C........................................      146,806      1,435,974
 Renold P.L.C..........................................      144,000        198,010
 Ricardo Group P.L.C...................................       84,709        621,432
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 *Rodime P.L.C.........................................      435,000        137,206
 Rolfe & Nolan P.L.C...................................       24,000        140,342
 Roseby's P.L.C........................................       33,500        174,049
 Rotork P.L.C..........................................      165,099        561,706
 Rowe Evans Investments P.L.C..........................       86,917         83,169
 Roxboro Group P.L.C...................................        5,000         24,631
 Roxspur P.L.C.........................................      167,464         61,723
 *Royal Doulton P.L.C..................................       60,000         60,815
 Royalblue Group P.L.C.................................       11,800        158,077
 Russell (Alexander) P.L.C.............................       47,500         92,924
 Rutland Trust P.L.C...................................      544,800        320,508
 S & U P.L.C...........................................       21,140         98,895
 *SEP Industrial Holdings P.L.C........................      100,000         13,467
 SFI Group P.L.C.......................................       26,500         65,929
 SIG P.L.C.............................................      103,200        293,324
 Safeland P.L.C........................................       25,000         14,530
 Salvesen (Christian) P.L.C............................      100,000        193,502
 Sanderson Bramall Motor Group P.L.C...................       68,166        143,499
 *Save Group P.L.C.....................................      175,080        143,952
 Saville (J.) Gordon Group P.L.C.......................      379,926        420,095
 Savills P.L.C.........................................      104,000        317,713
 Scapa Group P.L.C.....................................       30,000         58,901
 *Scottish Radio Holdings..............................       13,100        223,775
 Secure Trust Group P.L.C..............................       27,118        132,627
 Senior Engineering Group P.L.C........................      122,900        104,534
 Severfield-Rowan P.L.C................................       20,000         57,413
 Shaftesbury P.L.C.....................................      137,500        502,894
 Shanks & McEwan Group P.L.C...........................       92,900        273,267
 *Sherwood Group P.L.C.................................      270,000         35,405
 Sherwood International, Ltd...........................       11,000         53,018
 Shiloh P.L.C..........................................       14,500         32,888
 *ShopRite Group P.L.C.................................      204,780         39,190
 Silentnight Holdings P.L.C............................       84,300        200,766
 Simon Engineering P.L.C...............................      348,089        226,987
 Sinclair (William) Holdings P.L.C.....................       53,000         67,995
 Sindall (William) P.L.C...............................       66,000        252,616
 Singapore Para Rubber Estates P.L.C...................       26,000         53,444
 Singer & Friedlander Group P.L.C......................      355,678      1,343,717
 Sirdar P.L.C..........................................      120,545        117,910
 Skillsgroup P.L.C.....................................      177,250        299,011
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500         91,701
 *Soco International P.L.C.............................        9,000         15,182
 *Solvera P.L.C........................................      173,158         11,660
 South Staff Water Holdings P.L.C......................      108,000        627,713
 Southampton Leisure Holdings P.L.C....................       19,615         11,122
 Southnews P.L.C.......................................        5,000         83,638
 Spirax-Sarco Engineering P.L.C........................       30,100        147,851
 *Sportsworld Media Group P.L.C........................       19,049        137,720
 Spring Group P.L.C....................................      169,495        193,422
 Springwood P.L.C......................................       37,500         82,132

                                                            SHARES           VALUE+
                                                            ------           ------

 St. Modwen Properties P.L.C...........................       50,000   $     76,905
 Stanley (Charles) Group P.L.C.........................       76,800        620,569
 Stanley Leisure Organisation P.L.C....................      221,258        472,051
 Stat-Plus Group P.L.C.................................       58,000         77,699
 *Sterling Publishing Group P.L.C......................       15,000         25,304
 Stirling Group P.L.C..................................      193,011         64,299
 Stoves Group P.L.C....................................       10,000          5,032
 *Stratagem Group P.L.C................................       70,315         17,444
 *Stylo P.L.C..........................................      127,367         45,139
 *Superscape P.L.C.....................................        6,000         19,265
 Swallowfield P.L.C....................................       15,000         18,074
 Swan (John) and Sons P.L.C............................        1,000          5,989
 Swan Hill Group P.L.C.................................      109,500        107,883
 Syltone P.L.C.........................................       50,400         44,654
 *Synstar P.L.C........................................       30,000         26,155
 T & S Stores P.L.C....................................      138,335        656,947
 TGI Group P.L.C.......................................       59,560         46,016
 *Tadpole Technology P.L.C.............................      100,000         73,361
 *Tamaris P.L.C........................................        5,161            238
 *Tandem Group P.L.C...................................      267,838         19,934
 *Tandem Group P.L.C...................................      327,365              0
 *Tay Homes P.L.C......................................       52,629         53,717
 *Teamtalk.com Group P.L.C.............................      375,000        154,164
 Ted Baker P.L.C.......................................       16,500         89,702
 Telemetrix P.L.C......................................      165,708        892,649
 *Telme.com P.L.C......................................      250,000        122,268
 Telspec P.L.C.........................................       25,000         16,657
 Tempus Group P.L.C....................................       10,000         70,526
 Tex Holdings P.L.C....................................       14,000         21,335
 Thorntons P.L.C.......................................      158,000        174,705
 Thorpe (F.W.) P.L.C...................................       24,000         40,317
 Tibbett & Britten Group P.L.C.........................       86,123        711,162
 Tilbury Douglas P.L.C.................................      186,419      1,162,777
 Time Products P.L.C...................................       90,242        155,431
 Tinsley (Eliza) Group P.L.C...........................       19,844         19,973
 Topps Tiles P.L.C.....................................       12,000         48,057
 Tops Estates P.L.C....................................       10,088         21,809
 Torex P.L.C...........................................       50,000        389,840
 *Torotrak P.L.C.......................................       28,989         57,533
 *Tottenham Hotspur P.L.C..............................      150,000        128,647
 Town Centre Securities (New) P.L.C....................      142,137        202,501
 *Towry Law P.L.C......................................        7,000         17,366
 *Trace Computers P.L.C................................       33,552         34,959
 Transport Development Group P.L.C.....................       19,782         50,337
 *Transtec P.L.C.......................................      601,525              0
 Trifast P.L.C.........................................       28,388         93,565
 Ulster Television, Ltd................................      115,602        571,932
 *Ultima Networks P.L.C................................      100,000          8,151
 Ultra Electronics Holdings P.L.C......................        3,480         19,906
 *Union P.L.C..........................................       94,000         29,316
 United Industries P.L.C...............................      109,008         22,407
 *United Overseas Group P.L.C..........................       64,209         16,384
 *Universal Salvage P.L.C..............................        5,000         27,253
 *Vanguard Medica Group P.L.C..........................        8,000         27,048
 Vega Group P.L.C......................................       10,000         59,539
 *Vert (Jacques) P.L.C.................................       45,000         11,483
 Vibroplant P.L.C......................................       83,100         67,736
 Victoria Carpet Holdings P.L.C........................       12,000         20,413
 *Victrex P.L.C........................................        9,195         37,084
 Viglen Technology P.L.C...............................       13,791         14,663
 Vitec Group P.L.C.....................................        4,500         30,684

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vocalis Group P.L.C..................................        8,000   $     14,743
 Volex Group P.L.C.....................................       58,801      1,500,413
 Vosper Thornycroft Holdings P.L.C.....................       20,000        356,526
 WSP Group P.L.C.......................................       50,000        332,427
 WT Foods P.L.C........................................      145,194         72,039
 Wagon Industrial Holdings P.L.C.......................       80,000        192,794
 Walker Greenbank P.L.C................................      144,462         63,485
 Warner Estate Holdings P.L.C..........................       70,000        274,376
 *Water Hall Group P.L.C...............................       11,772          1,752
 Waterman Partnership Holdings P.L.C...................       45,000         60,921
 Wates City of London Properties P.L.C.................      105,000        206,527
 *Waverly Mining Finance P.L.C.........................       42,500          2,410
 Weir Group P.L.C......................................       76,994        219,385
 Wellington Holdings P.L.C.............................        9,000          9,377
 Wembley P.L.C.........................................        6,053         49,339
 *Wescol Group P.L.C...................................      125,000         24,808
 Westbury P.L.C........................................      202,522        628,738
 Whatman P.L.C.........................................      241,935        908,863
 *Whitecroft P.L.C.....................................      105,000              0
 *Whittard of Chelsea P.L.C............................       30,000         15,735
 *Wiggins Group P.L.C..................................    1,148,266        604,314
 *Wilmington Group P.L.C...............................       17,000         71,454
 Wilshaw P.L.C.........................................      198,409        101,958
 Wilson (Connolly) Holdings P.L.C......................       51,000        119,291
 Wintrust P.L.C........................................       22,500        156,290
 Wolverhampton & Dudley Breweries P.L.C................       93,071        571,289
 Worthington Group P.L.C...............................      102,653         19,645
 Wyevale Garden Centres P.L.C..........................       15,091        107,500
 Wyndeham Press Group P.L.C............................       63,066        217,695
 *YJL P.L.C............................................       35,932          9,805
 Yates Brothers Wine Lodges P.L.C......................        3,075          5,710
 Yorklyde P.L.C........................................       25,555         25,359
 Yorkshire Group P.L.C.................................       82,504         68,420
 Young & Co's Brewery P.L.C............................       10,000         60,248
 Young & Co's Brewery P.L.C. Class A...................        5,234         46,373
 Young (H.) Holdings P.L.C.............................       49,542         43,894
 Yule Catto & Co. P.L.C................................       50,702        111,406

                                                            SHARES           VALUE+
                                                            ------           ------

 *Zetters Group P.L.C..................................       29,000   $     65,160
 Zotefoams P.L.C.......................................       12,000         13,524
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $98,135,453)...................................                 108,300,119
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $117,958).....................................                     101,977
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Evans of Leeds Contingent Units
   (Cost $0)...........................................       80,000              0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $98,253,411)...................................                 108,402,096
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Lason, Inc.
   (Cost $360,724).....................................        6,620          3,386
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   7.25%, 05/15/04, valued at $599,925) to be
   repurchased at $590,098.
   (Cost $590,000).....................................   $      590        590,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $99,204,135)++.....                $108,995,482
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $99,208,358.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
FRANCE -- (19.3%)
COMMON STOCKS -- (19.3%)
 Agricole de la Crau...................................          449   $     26,969
 Apem SA...............................................        1,000         76,560
 Assystem SA...........................................        2,657        112,176
 *Aurea................................................          600          4,178
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        235,511
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        727,139
 Banque Transatlantique................................        3,030        171,444
 Berger Levrault SA....................................          476         51,380
 Boiron SA.............................................        3,800        231,552
 Brioche Pasquier SA...................................        2,600        246,699
 Burelle SA............................................        4,030        273,632
 CEGID SA..............................................        4,500        315,337
 COM 1 SA..............................................          450          7,447
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................          262         15,965
 Carbone Lorraine......................................       33,245      1,468,687
 Casino Guichard Perrachon.............................        2,882        276,968
 Cegedim SA............................................        6,400        300,844
 Change de la Bourse SA................................          614         12,550
 Christian Dalloz SA...................................        2,022        125,234
 *Cie Francaise des Ferrailles.........................       10,576        388,509
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,523,917
 Compagnie Financiere Saint-Honore.....................        1,188        113,756
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,224,127
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         21,153
 Continentale d'Entreprises SA.........................       20,087        767,620
 Costimex SA...........................................          700         20,718
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        145,732
 Cristalleries de Baccarat.............................        1,567        166,416
 Damart SA.............................................       22,900      1,614,684
 Deveaux SA............................................        1,040         72,878
 Didot-Bottin..........................................        1,620         74,741
 Docks des Petroles d'Ambes............................          100          7,151
 Docks Lyonnais........................................        1,147         21,966
 Dynaction SA..........................................       10,660        258,898
 *EMI France SA........................................          300              0
 Electricite de Strasbourg.............................       23,784        704,139
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 Expand SA.............................................        2,060         98,627
 Explosifs et de Produits Chimiques....................          524         81,649
 Fimalac SA............................................      104,100      3,444,415
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000         12,883
 Fininfo SA............................................        9,760        312,654
 Fives-Lille...........................................        6,526        511,277

                                                               SHARES        VALUE+
                                                               ------        ------

 Fonciere Lyonnaise SA.................................        2,896   $     73,738
 Fonderies Franco Belge................................          492         32,143
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        182,428
 *Fromagerie F. Paul Renard............................          200         20,944
 *GCI (Groupe Chatellier Industrie SA).................        7,258          1,137
 GFI Industries SA.....................................        6,845        172,202
 Gantois Series A......................................          647         60,151
 Gascogne SA...........................................        6,472        461,976
 Gaumont...............................................       14,607        627,502
 *Generale de Geophysique SA...........................       22,068      1,254,420
 Gevelot...............................................        3,584        122,985
 Grands Moulins de Strasbourg..........................          110         14,842
 Groupe Guillin SA.....................................        1,200         24,130
 Groupe Norbert Dentressangle SA.......................        6,320         99,083
 Groupe Zannier SA.....................................        4,100        182,021
 Guitel-Etienne-Mobilor SA.............................          240         11,929
 Guyenne et Gascogne SA................................       26,000      2,000,749
 Hoteliere Lutetia Concorde............................        2,505        185,350
 *Hotels et Casinos de Deauville.......................        2,055        271,908
 IMS International Metal Service SA....................       12,630         89,714
 Immobanque............................................        1,098        118,042
 Immobiliere Marseillaise..............................          656      1,798,794
 Industrie des Transports..............................          600         52,230
 Industrielle et Financiere d'Entreprise SA............          300         17,223
 Informatique et Realite SA............................        2,643         54,320
 *Lectra Systemes SA...................................       19,192        172,245
 Legris Industries SA..................................       29,350      1,066,673
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        158,779
 MRM...................................................        1,424         41,043
 Manitou SA............................................       11,092      1,013,832
 Matussiere et Forest SA...............................       13,600         82,871
 *Metaleurop SA........................................       58,400        297,905
 Montupet SA...........................................       32,450        654,779
 *Moulinex SA..........................................       97,800        423,119
 *NAF NAF SA...........................................        4,200         49,174
 Nord-Est SA...........................................        2,707         64,778
 PSB Industries SA.....................................        1,240         77,718
 Parc Asterix SA.......................................          822         13,810
 Parisienne de Chauffage Urbain........................          200         10,968
 *Pier Import Europe SA................................       12,100         68,043
 Plastic Omnium........................................       11,036      1,110,546
 Radiall SA............................................        1,340        219,995
 Robertet SA...........................................          269         56,199
 *Rochette.............................................       84,470        397,066
 Rougier SA............................................        2,040        110,988
 SAMSE SA..............................................        1,100        268,113
 *SDR de Bretagne SA...................................          714          7,197
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        431,820
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379         12,174
 SR Teleperformance....................................       90,928      2,857,405
 Sabate SA.............................................        2,400         70,824

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Sabeton...............................................       13,500   $    188,027
 Sechilienne...........................................          220         73,731
 Securidev SA..........................................        1,500         12,274
 Selectibanque SA......................................        7,100         97,034
 Sidergie SA...........................................        4,000        217,624
 Signaux et d'Equipements Electroniques SA.............       23,983        521,301
 Simco SA..............................................       19,695      1,236,113
 Skis Rossignol SA.....................................       41,668        624,964
 Smoby SA..............................................          500         11,404
 Societe Financiere Interbail SA.......................       17,550        450,678
 Societe Francais des Papiers Peints...................          400         14,624
 Sommer-Allibert SA....................................       12,900        626,039
 Sopra SA..............................................        6,900        461,894
 Sucriere de Pithiviers-le-Vieil.......................        1,825        476,279
 Taittinger SA.........................................        2,540      1,381,913
 Touax (Touage Investissement SA)......................        8,649        217,586
 *Trouvay et Cauvin SA.................................        1,500         16,583
 Unilog SA.............................................        6,320        539,151
 Union Generale du Nord SA.............................          994         65,069
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,534,267
 Vermandoise de Sucreries..............................          323        168,983
 *Viel et Cie..........................................       42,228        139,685
 Vilmorin et Cie SA....................................        2,349        168,696
 Virbac SA.............................................        1,713        127,494
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,895,113)...................................                  43,307,620
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Casino Guichard Perrachon CVG 6/30/03................        2,882         24,711
 *Continental d'Enterprises SA Warrants 10/31/01.......        2,707          5,891
 *Simco SA CVG 10/31/03................................       19,695        100,638
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $89,434).......................................                     131,240
                                                                       ------------
TOTAL -- FRANCE
  (Cost $34,984,547)...................................                  43,438,860
                                                                       ------------
GERMANY -- (17.6%)
COMMON STOCKS -- (17.6%)
 AGIV AG fuer Industrie & Verkehrswesen................       12,200        122,131
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,220         65,870
 *Agrob AG.............................................          290         75,733
 *Aigner (Etienne) AG..................................          600         80,956
 *Alexanderwerk AG.....................................           60          1,776
 Alsen AG, Hamburg.....................................       16,400        322,641
 *Alte Leipziger Versicherungs AG Series C.............        1,043        458,503
 Amira Verwaltungs AG..................................          200         83,568
 Andreae-Noris Zahn AG, Anzag..........................       27,200        497,227
 *Anterra Vermoegensverwaltungs AG.....................        1,350         89,313
 *Articon Integralis AG................................        2,100        127,963
 *BUS (Berzelius Umwelt Service) AG....................        5,400         43,481
 Baader Wertpapier Handelsbank AG......................        7,900        125,848
 Balcke-Duerr AG.......................................       32,910        429,721
 Bayerische Handelsbank AG.............................       25,050        610,566

                                                               SHARES        VALUE+
                                                               ------        ------

 Beate Uhse AG.........................................       16,800   $    200,353
 *Berliner Elektro Holding AG..........................       11,061        115,061
 Berliner Kindl-Brauerei AG............................          790        137,538
 *Bertrandt AG.........................................        3,100         24,287
 Bilfinger & Berger Bau AG, Mannheim...................       14,400        151,801
 Biotest AG............................................        8,060        115,417
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        103,428
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          198         23,268
 Boewe Systec AG.......................................        3,000         62,676
 *Brau und Brunnen AG..................................        4,995         65,874
 *Bremer Woll-Kaemmerei AG.............................       19,960         46,913
 Brillant AG...........................................        1,310        108,903
 Buckau (Walther) AG...................................        7,800         69,257
 Ceag AG...............................................       20,670        316,680
 Cewe Color Holding AG.................................        1,900         31,590
 *Concordia Bau und Boden AG...........................       73,288        440,199
 *Concordia Bau und Boden AG Issue 99..................       29,314        176,072
 Data Modul AG.........................................        2,400         54,110
 *Deutsche Babcock AG, Oberhausen......................        4,190        171,427
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200        254,289
 Deutsche Verkehrs-Bank AG.............................        7,124        607,739
 *Dierig Holding AG....................................       10,500        129,791
 *Dis Deutscher Industrie Service AG...................        1,400         42,654
 Doag-Holding AG.......................................        7,500         20,957
 Duerr Beteiligungs AG.................................       31,750        635,680
 Dyckerhoff AG.........................................       12,750        266,372
 Dyckerhoff and Widmann AG.............................       49,190        175,561
 Erlus Baustoffwerke AG................................          297         68,512
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 Escada AG.............................................        2,052        182,377
 Eurobike AG...........................................        1,700         16,648
 Fag Kugelfischer Georg Schaeffer AG...................       24,300        167,532
 Forst Ebnath AG.......................................           23         11,123
 Fuchs Petrolub AG Oel & Chemie........................        2,231        121,380
 Gilde Brauerei AG.....................................        1,200        340,538
 Goldschmidt (T.H.) AG.................................       83,200      1,883,058
 *Grammer AG...........................................        2,200         18,289
 *Gwag Bayerische Wohnungs-Aktiengesellschaft AG.......        2,665         64,956
 Hagen Batterie AG.....................................          870         94,666
 Hamborner AG..........................................       21,000        415,880
 Hamburger Hochbahn AG Series A........................        1,800         73,644
 *Hasen-Braeu AG.......................................        1,000         34,820
 *Herlitz AG...........................................        3,462         24,561
 Holsten-Brauerei AG...................................       30,770        577,220
 *Holsten-Brauerie AG, Hamburg.........................        7,692        112,156
 *Holzmann (Philipp) AG................................        2,200         31,408
 Horten AG.............................................       33,800        353,073
 *Hucke AG.............................................        8,300         17,702
 IFA Hotel & Touristik AG..............................        7,000         88,355
 Iwka AG...............................................       72,613        679,500
 *Ixos Software AG.....................................        6,100         54,162
 Jacobsen (W.) AG, Kiel................................           37         40,260
 K & S Aktiengesellschaft AG...........................      129,500      1,972,762
 *KSB AG...............................................        2,387        176,619
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        940,789

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Kabel New Media AG...................................        6,900   $     84,090
 Kampa-Haus AG.........................................       12,375        107,724
 *Kaufring AG..........................................        2,203          9,589
 *Kempinski AG, Berlin.................................          686        170,489
 Keramag Keramische Werke AG...........................       13,000        645,038
 *Kloeckner Humboldt-Deutz AG..........................       25,650         62,519
 Kloeckner-Werke AG....................................      119,000      2,496,496
 Km-Europa Metal AG....................................          446         21,159
 *Kolb und Schuele AG..................................       10,000          1,741
 Kolbenschmidt Pierburg AG, Duesseldorf................       37,500        376,381
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,223,221
 Kraftwerk Altwuerttemberg AG..........................          125         45,701
 Kromschroeder (G.) AG.................................       26,520        131,819
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         72,952
 *LPKF Laser & Electronics AG..........................        2,200         56,495
 Lehnkering AG.........................................       15,300        167,148
 Leifheit AG...........................................       12,500        375,402
 Leoni AG..............................................       25,000        560,382
 MG Vermoegensverwaltungs AG...........................        3,364        108,349
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 *MVV Energie AG.......................................       20,200        265,519
 *MWG Biotech AG.......................................        6,600         43,090
 *Maihak (H.) AG.......................................          143         13,568
 Main Kraftwerke AG....................................        1,172        494,808
 Mannheimer Aktiengesellschaft Holding AG..............       27,580      1,560,539
 Markt und Kuehlhallen AG..............................       14,000        205,959
 Maternus-Kliniken AG, Bad Oyenhausen..................        2,400         11,491
 *Maxdata AG...........................................       11,500         92,099
 *Mensch und Maschine Software AG......................          900         14,494
 *Moenus Textilmaschinen AG............................        5,250         13,253
 *Moksel (A.) AG.......................................       15,800         24,757
 *Morphosys AG.........................................        1,100        127,354
 Mueller-Weingarten AG.................................       11,580        143,645
 *Nemetschek AG........................................        3,800         49,618
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         84,752
 *Niedermayr Papierwarenfabrik AG......................        1,200         13,110
 Norddeutsche Steingutfabrik AG........................        5,960         39,949
 Nuernberger Hypothekenbank AG.........................       32,825        871,508
 *Otto Reichelt AG.....................................       11,950         65,535
 *Pfaff (G.M.) AG......................................       80,000         21,588
 Pfleiderer AG.........................................       17,000        164,263
 Phoenix AG, Hamburg...................................       37,500        390,091
 Progress-Werk Oberkirch AG............................        5,000         68,769
 *Puma AG..............................................        4,900         61,849
 *RTV Family Entertainment AG..........................        9,500         74,427
 *Reichelt (F.) AG.....................................        1,290         68,612
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200         84,623
 Renk AG...............................................       19,400        336,064
 Rheinboden Hypothekenbank AG..........................       26,500        668,976
 Rheinmetall Berlin AG.................................       45,000        280,082

                                                               SHARES        VALUE+
                                                               ------        ------

 Rhoen Klinikum AG.....................................       19,800   $  1,103,093
 *Rothenberger AG......................................        2,123         13,860
 Salzgitter AG.........................................       24,900        173,620
 *Schneider Rundfunkwerke AG...........................       10,274        339,852
 *Schwarz Pharma AG....................................        9,000        213,881
 Sektkellerei Schloss Wachenheim AG....................       15,120        122,406
 *Senator Entertainment AG.............................        9,800         89,574
 Ser Systeme...........................................        6,000         80,956
 Sinalco AG............................................          110         58,410
 Sinn AG...............................................        2,789        327,755
 Sinner AG, Karlsruhe..................................        4,160         43,455
 Sixt AG...............................................        6,500         79,159
 Sloman Neptune AG.....................................          700          3,961
 *Stahl (R.) AG........................................        2,000         17,758
 Stern-Brauerei Carl Funke AG..........................        1,100         41,653
 Stoehr & Co. AG.......................................       16,000         71,033
 Stollwerck AG.........................................        1,018        327,881
 *Strabag AG...........................................        3,332         71,062
 Stuttgarter Hofbraeu AG...............................       18,000        250,703
 Sued-Chemie AG........................................       29,146      1,040,231
 Sueddeutsche Bodencreditbank AG.......................       38,582      1,041,150
 *Takkt AG.............................................       29,100        250,781
 Tarkett AG............................................       12,800         65,183
 *Terrex Handels AG....................................        1,250        119,693
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415        113,921
 VGT AG................................................          586         41,829
 VK Muehlen AG.........................................        1,312         53,678
 Varta AG..............................................       55,000        688,476
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        216,231
 Vossloh AG............................................       15,900        238,063
 Walter AG.............................................       13,500        246,903
 Walter Bau AG, Augsburg...............................       11,907         41,460
 *Wanderer-Werke AG....................................        7,185         87,563
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         62,763
 Wuerttembergische Hypotheken Bank AG..................       20,788        977,177
 Wuerttembergische Lebensversicherung AG...............        4,430        123,402
 Wuerttembergische Metallwarenfabrik AG................       30,330        427,715
 Wuerttembergische und Badische Versicherungs AG.......        2,240        137,469
 Wuerzburger Hofbraeu AG...............................          133         41,679
 ZWL Grundbesitz und Beteiligungs AG...................        1,500         38,519
 *Zanders Feinpapiere AG...............................        4,450        242,107
 Zeag Zementwerk Lauffen-Elektrizitaetswerk Heilbronn
   AG..................................................        2,091        546,062
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $42,302,593)...................................                  39,588,398
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel and Chemie Non-Voting...........           55          2,825
 Westag and Getalit AG.................................        2,600         22,633
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $43,173).......................................                      25,458
                                                                       ------------

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Bremer Woll Kaemmerei Rights 12/07/00 (Cost $0)......       19,960   $          0
                                                                       ------------
TOTAL -- GERMANY
  (Cost $42,345,766)...................................                  39,613,856
                                                                       ------------
SWITZERLAND -- (13.7%)
COMMON STOCKS -- (13.6%)
 AFG Arbonia Foster Holding AG, Arbon..................          522        278,179
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         17,802
 Afipa SA, Vevey.......................................           20          5,646
 Afipa SA, Vevey Series A..............................           80         23,967
 Aletsch AG, Moerel....................................           50        110,039
 Axantis Holding AG....................................        4,316        783,258
 *BHB Beteiligungs und Finanzgesellschaft..............          150          8,642
 BKW FMB Energie AG, Bern..............................          660        931,586
 BVZ (Brig Visp Zermatt) Holding AG....................          370         57,981
 Bank Sarasin & Cie Series B, Basel....................          274        847,691
 Banque Cantonale de Geneve............................          840        113,726
 *Banque Cantonale de Geneve Em 2000...................          504         68,236
 *Banque Cantonale du Jura.............................          450         51,332
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        770,848
 Basellandschaftliche Kantonalbank.....................          600        199,453
 Basler Kantonalbank...................................        1,000        182,054
 Bobst SA, Prilly......................................          100        127,322
 Bobst SA, Prilly (Namen)..............................           90         55,999
 Bon Appetit Holding AG................................          275        164,612
 Bossard Holding AG, Zug...............................          635        254,256
 Bucher Holding AG, Niederweningen.....................          671        506,802
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        532,680
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500        109,967
 *Calida Holding AG....................................          396         63,880
 Canon (Schweiz) AG, Dietlikon.........................        3,706        150,525
 Carlo Gavazzi Holding AG..............................          910        136,310
 Cie Financiere Tradition..............................        1,250        164,914
 Coop Bank, Basel......................................          941        523,154
 Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         27,995
 Daetwyler Holding AG, Atldorf.........................          348        495,210
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      1,208,411
 Edipresse SA, Lausanne................................          694        255,889
 Eichhof Holding AG....................................          188        119,142
 Energie Electrique du Simplon SA......................          350         25,004
 Escor AG, Duedingen...................................          744         15,859
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...        1,602        510,388
 Financiere Michelin, Granges-Paccot...................          637        212,853
 Forbo Holding AG, Eglisau.............................        1,100        455,019
 Fuchs Petrolub AG Non-Voting..........................        2,001        108,365

                                                               SHARES        VALUE+
                                                               ------        ------

 Galenica Holding AG, Bern Series B....................          405   $    367,492
 Generale d'Affichage, Geneve..........................          290        130,318
 Generali (Switzerland) Holdings, Adliswil.............        1,670        479,136
 Golay-Buchel Holding SA, Lausanne.....................           40         60,493
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         46,378
 Gurit-Heberlein AG....................................        1,125      1,101,829
 *HPI Holding SA.......................................        6,000         77,776
 Hero AG...............................................        3,040        324,010
 Industrieholding Cham AG, Cham........................          864        275,763
 Jelmoli Holding AG, Zuerich...........................        1,521      2,120,593
 Jelmoli Holding AG, Zuerich (Namen)...................        2,835        800,317
 Kardex AG, Zuerich....................................        1,039        416,019
 Kardex AG, Zuerich (Participating)....................          610        242,489
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,523,722
 Kuehne & Nagel International AG, Schindellegi.........          324        186,663
 Lem Holdings AG, Lyss.................................          270         63,699
 Loeb Holding AG, Bern (Participating).................          620         82,869
 *Logitech International SA............................        6,610      1,904,076
 Maag Holding AG, Zuerich..............................          922        128,015
 Mikron Holding AG, Biel...............................        1,326        626,427
 Moevenpick-Holding, Zuerich...........................        1,320        555,149
 *Nextrom Holding SA...................................          277         48,673
 *Omnium Geneve SA, Geneve.............................          110             70
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        698,257
 Oz Holding, Zuerich...................................          440        595,708
 *Parco Industriale e Immobiliare SA...................          600          1,210
 Phoenix Mecano AG, Stein am Rhein.....................        2,749      1,740,545
 Sarna Kunststoff Holding AG, Sarnen...................          176        202,287
 Schweizerhall Holding AG, Basel.......................          140        184,704
 Schweizerische National Versicherungs Gesellschaft....          396        232,706
 Siegfried AG, Zofingen................................          856        695,354
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................          320        200,029
 *Sihl Zuercher Papierfabriek an der Sihl, Zuerich.....           10          3,197
 Sika Finanz AG, Baar..................................          800        200,720
 Sika Finanz AG, Baar (Namen)..........................          750         35,842
 Sopracenerina.........................................        2,409        149,890
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        187,308
 Unigestion Holding, Geneve............................        2,891        176,550
 Vaudoise Assurances Holding, Lausanne.................           45         84,128
 Villars Holding SA, Fribourg..........................          150         23,679
 *Von Moos Holding AG, Luzern..........................        7,000         43,151
 *Von Roll Holding AG, Gerlafingen.....................       32,024        262,908
 WMH Walter Meier Holding AG, Staefa...................           50         55,019
 Zehnder Holding AG....................................          193        111,413
 Zellweger Luwa AG, Uster..............................          804        470,148
 *Zschokke Holding SA, Geneve..........................          230         73,542
 Zueblin Holding AG....................................           93            506

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Zuercher Ziegeleien Holding, Zuerich..................        1,415   $  1,345,096
 Zuger Kantonalbank....................................          545        637,390
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,684,790)...................................                  30,648,259
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG 7.29% Non-Voting
   (Cost $266,228).....................................        2,001        102,312
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $14,260)......................................                      14,632
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $19,965,278)...................................                  30,765,203
                                                                       ------------
ITALY -- (10.6%)
COMMON STOCKS -- (10.6%)
 *Ansaldo Trasporti SpA................................      169,533        142,117
 *Auschem SpA (In Liquidation).........................       82,000              0
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        392,768
 Bassetti SpA..........................................       61,500        299,799
 *Bastogi SpA..........................................    1,183,000        256,419
 *Binda SpA............................................    1,299,375              0
 Boero (Bartolomeo) SpA................................        8,925         73,030
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600         78,606
 *Brioschi Finanziaria SpA, Milano.....................      175,000         53,927
 Buzzi Unicem SpA......................................       24,500        187,892
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        116,995
 CAMFIN (Cam Finanziaria)..............................       28,700        126,165
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........      480,219        656,305
 *CMI SpA..............................................       77,404        102,417
 Caltagirone SpA.......................................      343,085        775,008
 Cementeria di Augusta SpA.............................      105,000        141,673
 Cia Assicuratrice Unipol SpA..........................      199,333        619,462
 Condotta Acque Potabili SpA, Torino...................       28,000        154,531
 Cucirini SpA..........................................       30,000         42,567
 *Dalmine SpA..........................................    1,976,700        650,428
 Danieli & C.Officine Meccaniche SpA...................       66,500        289,440
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *Finarte Casa d'Aste SpA (Milano).....................       56,266        183,673
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        264,128
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 Gabetti Holding SpA...................................       55,000        171,880
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 Gewiss SpA............................................      221,700      1,181,093
 *Grassetto SpA........................................      279,125              0
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        209,925
 Immobiliare Metanopoli SpA............................    1,062,500      2,608,224

                                                               SHARES        VALUE+
                                                               ------        ------

 Impregilo SpA.........................................      532,000   $    274,621
 Industria Macchine Automatique SpA....................       23,000        147,157
 Industrie Zignago S. Margherita SpA...................       52,000        543,190
 Ipi SpA...............................................       70,700        288,026
 Linificio and Canapificio Nazionale SpA...............       22,000         33,323
 Maffei SpA............................................       52,500         59,503
 *Mandelli SpA.........................................       41,000              0
 Manifattura Lane Gaetano Marzotto & Figli SpA.........      138,000      1,592,904
 Marangoni SpA, Rovereto...............................       34,303        110,484
 Merloni Elettrodomestici SpA..........................      155,000        658,443
 Milano Assicurazioni SpA..............................      264,057        933,234
 Monrif SpA............................................      210,000        329,962
 *Montefibre SpA, Milano...............................      275,267        145,928
 *Necchi SpA...........................................      164,250         79,210
 *Perlier SpA..........................................      100,700         26,298
 Pininfarina SpA.......................................       62,570        937,376
 Poligrafici Editoriale SpA............................      226,000        598,066
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      277,152        398,079
 *Premaimm SpA.........................................      179,000         42,305
 *Ratti SpA............................................       66,768         97,644
 Recordati Industria Chimica E Farmaceutica SpA........       24,000        425,150
 Reno de Medici SpA, Milano............................      100,500        186,343
 *Rodriquez SpA........................................       41,250              0
 SAES Getters SpA......................................       14,750        308,156
 SAFILO SpA (Sta Azionaria Fabbrica Italiana
   Lavorazione Occhiali)...............................      175,500      1,471,195
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000        130,574
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         39,721
 SMI STA Metallurgica Italiana SpA.....................      565,280        340,515
 SNIA SpA..............................................      611,039      1,319,130
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         55,198
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,638
 Simint SpA............................................       79,988        344,665
 Sogefi SpA............................................      182,500        418,611
 Stefanel SpA..........................................      180,800        237,652
 Terme Demaniali di Acqui SpA..........................       39,900         52,099
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................      101,000        141,551
 Vianini Lavori SpA....................................      347,600        729,229
 Vittoria Assicurazioni SpA............................       51,500        231,774
 Zucchi (Vincenzo) SpA.................................       89,000        426,108
                                                                       ------------
TOTAL -- ITALY
  (Cost $24,406,206)...................................                  23,934,534
                                                                       ------------
NETHERLANDS -- (8.1%)
COMMON STOCKS -- (8.1%)
 A.I.R. Holdings NV....................................        1,119         27,274
 Aalberts Industries NV................................       25,017        533,542

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Accell Group NV.......................................        4,865   $     38,115
 *Atag Group NV........................................        4,630          5,965
 Athlon Groep NV.......................................       34,250        350,320
 Bam Groep NV..........................................        5,921        378,834
 Batenburg Beheer NV...................................        1,000         72,251
 Beers NV..............................................       16,625        665,712
 *Begemann Groep NV....................................       11,909         76,196
 *Begemann Groep NV Series B...........................       13,451         22,247
 Boskalis Westminster NV...............................       47,991      1,148,840
 *Creyf's SA...........................................       18,064        385,254
 *Creyf's SA Strip VVPR................................       18,064            157
 *Delft Instruments NV.................................       13,064         90,409
 Econosto NV...........................................       17,305         94,150
 Eriks Group NV........................................        8,000        205,089
 GTI Holding...........................................       18,535        348,508
 Gamma Holding NV......................................       15,705        546,846
 Gemeenschappeljk Bezit Crown van Gelder NV............       12,000        125,351
 Geveke NV.............................................        8,840        358,596
 Grolsche NV...........................................       32,100        663,645
 Hollandsche Beton Groep NV............................       58,032        515,270
 Internatio-Mueller NV.................................       28,645        613,410
 Kas-Associatie NV.....................................       42,888        688,809
 Kempen & Co. NV.......................................       22,081      1,250,354
 Koninklijke Ahrend NV.................................       32,911        504,221
 Koninklijke Frans Maas Groep NV.......................       12,349        281,644
 *Koninklijke Nedlloyd NV..............................       23,472        469,943
 Koninklijke Ten Cate NV...............................       10,204        294,900
 Koninklijke Ubbink NV.................................        1,500         50,924
 MacIntosh NV..........................................       15,590        328,419
 NBM-Amstelland NV.....................................       59,684        854,655
 Nagron Nationaal Grondbezit NV........................       16,122        375,413
 Nederlandsche Apparatenfabriek........................       14,000        221,802
 *Nh Hotels............................................       21,703        245,601
 Polynorm NV...........................................        3,731        216,630
 Reesink NV............................................        2,050         92,795
 Roto Smeets de Boer NV................................        1,040         30,781
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         64,284
 Samas-Groep NV, Zaandam...............................       24,184        366,306
 Schuitema NV, Amersfoort..............................       34,200        559,694
 Schuttersveld NV......................................       20,596        294,031
 Smit International NV.................................       19,643        379,601
 *Textielgroep Twenthe NV..............................        1,000         56,582
 Twentsche Kabel Holding NV............................       17,396        519,410
 Unique International NV...............................       10,768        229,651
 Van der Mollen Holding NV.............................       18,481      1,473,628
 Van Dorp Groep NV.....................................        3,327         44,890
 Vredestein NV.........................................       15,514        100,611
 Wegener Arcade NV ....................................       70,830        924,859
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $10,526,535)...................................                  18,186,419
                                                                       ------------
SWEDEN -- (6.7%)
COMMON STOCKS -- (6.7%)
 *Active I Malmoe AB Series A..........................        4,160         57,244
 *Active I Malmoe AB Series B..........................        4,160         53,511
 *Alfaskop AB..........................................        1,600          5,057
 Allgon AB Series B....................................       65,400        590,180
 Alma Industri & Handel AB Series B....................        5,200        111,481
 Angpannefoereningen AB Series B.......................       10,800        129,768

                                                               SHARES        VALUE+
                                                               ------        ------

 Arkivator AB..........................................        3,600   $     78,974
 Avesta Sheffield AB...................................       83,700        238,698
 Axfood AB.............................................       28,200        177,153
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         50,017
 *Beiger Electronics AB................................       11,700         76,999
 Beijer AB Series B....................................       11,700         67,666
 Bergman & Beving AB Series B..........................       12,800        139,122
 *Biacore International AB.............................        4,650        177,123
 *Biora AB.............................................        6,200         10,572
 Bong Ljungdahl AB.....................................        6,000         80,769
 Boras Waefveri AB Series B............................        8,600         42,877
 Capona AB.............................................       19,000        102,307
 Carbo AB..............................................       14,400        226,152
 Castellum AB..........................................       24,000        251,280
 Catena AB Series A....................................       66,700        445,614
 Cloetta AB Series B...................................        1,400         17,031
 *Concordia Maritime AB Series B.......................       37,300         91,496
 Doro AB...............................................        2,900          8,675
 *Elekta AB............................................        9,300         25,966
 Enea Data AB Series B.................................      220,000        723,927
 Esselte AB Series A...................................       40,100        191,930
 Esselte AB Series B...................................       34,500        168,567
 Fagerhult AB..........................................        2,900         20,097
 *Fagerlid Industrier AB...............................        8,600         13,978
 Fastighets AB Tornet..................................       14,100        201,054
 *Fastighits AB Celtica................................        5,800         34,122
 Finnveden AB..........................................       18,100        166,044
 *Firefly AB...........................................        8,400          5,863
 *Frontec AB Series B..................................       18,200         56,259
 Garphyttan Industrier AB..............................       39,000        334,442
 Getinge Industrier AB Series B........................       39,736        443,772
 Geveko AB Series B....................................        8,300        130,765
 Gorthon Lines AB Series B.............................       41,800         62,938
 Graenges AB...........................................       19,400        266,955
 Gunnebo AB............................................       10,900        115,210
 HL Display AB Series B................................        2,000         16,154
 *Heba Fastighets AB Series B..........................        4,300         22,725
 Hexagon AB Series B...................................        3,572         44,879
 Hoeganges AB Series B.................................       19,700        278,941
 *Icon Medialab International AB.......................       24,900        109,247
 *Industrifoervaltnings AB Skandigen...................       21,400         98,159
 *Information Highway AB...............................       12,500         37,393
 *Intelligent Microsystems Data AB.....................       22,800         32,738
 *Intentia International AB Series B...................       10,700         67,217
 Jacobson and Widmark AB...............................       13,400        164,349
 Karlshamns AB.........................................       10,000         61,324
 *Klippans Finpappersbruk AB...........................        5,800          8,964
 Lindex AB.............................................       16,100        277,735
 Ljungberg Gruppen AB Series B.........................        1,900         34,671
 Mandator AB...........................................       11,400         20,007
 *Matteus AB...........................................       19,800         32,577
 *Medivir Series B.....................................        2,800         54,444
 Modul 1 Data AB.......................................        6,700         16,368
 Munksjo AB............................................       20,800        123,407
 NCC AB Series B.......................................       10,300         69,326
 NH Nordiska Holding AB................................       17,000         40,175
 Nibe Industrier AB Series B...........................        1,100         14,259
 Nobelpharma AB........................................       45,460      1,402,969
 Nolato AB Series B....................................       30,600        390,561
 OEM International AB Series B.........................        7,100         92,036

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ortivus AB...........................................        5,900   $     20,591
 PEAB AB Series B......................................       28,400         80,426
 Pandox Hotelfastigheter AB............................        7,900         73,260
 *Partnertech AB.......................................        3,800         49,638
 *Perbio Science AB....................................       15,000        164,529
 Platzer Bygg AB Series B..............................       36,000         37,692
 *Pricer AB Series B...................................       65,000         15,361
 Rottneros Bruk AB.....................................      366,600        286,959
 Sardus AB.............................................        3,000         17,201
 Scandiaconsult AB.....................................       57,200        176,814
 Scandic Hotels AB.....................................       29,400        307,818
 Scribona AB Series A..................................       40,100         67,975
 Scribona AB Series B..................................       31,700         55,317
 *Segerstroem & Svensson AB............................       15,200        169,754
 *Segerstroem & Svensson AB Series B...................        1,900         20,840
 Semcon AB.............................................        8,300         82,763
 Sifo Group AB Em 00...................................      114,880      1,351,713
 Sigma AB Series B.....................................        7,600        151,566
 Spendrups Bryggeri AB Series B........................       19,900         57,545
 *Stena Line AB Series B...............................      128,000         98,917
 Svedala Industri AB...................................       60,000        879,481
 Sweco AB Series B.....................................       23,450        150,821
 TV 4 AB Series A......................................        5,800        170,611
 *Ticket Travel Group AB...............................        4,500         10,276
 Trelleborg AB Series B................................       55,800        400,613
 Wallenstam Byggnads AB Series B.......................       16,700        102,412
 Westergyllen AB Series B..............................        4,300         59,385
 Wihlborgs Fastigheter AB Series B.....................      149,700        203,011
 Wilh Sonesson AB Series A.............................        4,160         12,444
 Wilh Sonesson AB Series B.............................        4,160         12,237
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $14,528,531)...................................                  14,990,250
                                                                       ------------
SPAIN -- (6.1%)
COMMON STOCKS -- (6.1%)
 Ahorro Familiar SA....................................        6,051        111,510
 *Amper SA.............................................       56,800        329,793
 Asturiana del Zinc SA.................................       33,100        258,456
 Azkoyen SA............................................       52,500        279,690
 BAMI SA (Inmobiliara de Construcciones y Terrenos)....       28,360         73,321
 Banco de Credito Balear SA............................       35,424        409,817
 Banco de Galicia SA...................................       75,500        828,103
 Banco de Valencia SA..................................      169,455      1,253,834
 Banco de Vasconia SA..................................       89,000        662,404
 Banco Guipuzcoano SA..................................       21,194        287,071
 Banco Zaragozano SA...................................      187,990      1,426,981
 Bodegas y Bebedas SA..................................       39,504        359,012
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        141,347
 *CINSA (Compania de Inversiones SA)...................        1,400          4,875
 Campofrio Alimentacion SA.............................       69,600        742,185
 *El Aguila SA.........................................       65,332        381,037
 Elecnor SA............................................        6,100        228,331
 Empresa Nacional de Celulosa SA.......................        8,200        113,138
 Energia e Industrias Aragonesas SA....................       12,340         45,438
 *Ercros SA............................................       48,518         17,739
 Espanola del Zinc SA..................................       29,250         33,610
 *Estacionamientos Urbanos SA..........................        4,200              0

                                                               SHARES        VALUE+
                                                               ------        ------

 *Europistas Concesionaria Espanola SA.................      174,940   $    616,753
 *Filo SA..............................................       82,733         84,982
 *Grupo Empresarial Ence SA Issue......................        1,640         22,685
 *Grupo Picking Pack SA................................       87,465        273,335
 Hullas del Coto Cortes................................        8,666         66,385
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210        794,474
 Inbesos SA............................................        8,050         20,532
 *Indo Internacional SA................................       33,600         93,596
 Inmobiliaria del Sur SA...............................        1,380         62,467
 *Inmobiliaria del Sur SA EMOO.........................          276         12,262
 *Inmobiliaria Urbis SA................................       74,582        273,977
 Koipe SA, San Sebastian...............................       16,800        248,614
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         49,796
 Lingotes Especiales SA................................       22,080         72,654
 Marco Iberica Distribucion de Ediciones Midesa........        5,600         74,584
 Nicolas Correa SA.....................................       15,750         38,252
 *Nueva Montana Quijano SA Series B....................       80,500         21,723
 Obrascon Huarte Lain SA...............................       53,992        216,669
 Papelera de Navarra SA................................        6,000         78,345
 Pescanova SA..........................................       20,315        178,610
 Portland Valderrivas SA...............................       18,225        321,262
 Prosegur Cia de Seguridad SA..........................        7,000         70,684
 *Radiotronica SA......................................       10,575        136,241
 Reno de Medici SpA....................................      147,140        253,608
 *Tableros de Fibras SA Series B.......................        8,560         43,069
 *Tavex Algodonera SA..................................       26,400         51,018
 Uniland Cementera SA..................................        5,750        210,225
 Unipapel SA...........................................       20,968        213,007
 Uralita SA............................................      101,725        525,109
 Vidrala SA, Alava.....................................       47,040        229,310
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................       97,492        458,279
                                                                       ------------
TOTAL -- SPAIN
  (Cost $13,419,353)...................................                  13,800,199
                                                                       ------------
NORWAY -- (3.8%)
COMMON STOCKS -- (3.8%)
 *Agresso Group ASA....................................       39,760         77,187
 *Aker Maritim ASA.....................................       44,230        357,770
 Arendals Fosse Kompani ASA............................          100          4,422
 Avantor Financial Corp................................       13,270         68,697
 Awilco ASA Series A...................................       50,950         93,965
 Blom ASA..............................................        7,970         15,644
 Bonheur ASA...........................................        9,800        197,649
 *Braathens S.A.F.E. ASA...............................       19,320         36,465
 *C. Tybring-Gjedde ASA................................       14,880         24,072
 Choice Hotel Scandinavia ASA..........................       27,740         89,754
 *Corrocean ASA........................................       15,700         18,118
 *Den Norske Oljeselkapet..............................       36,420        100,163
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA
   Series A............................................       47,130        165,707
 EDB Elektronisk Data Behandling ASA...................       54,917        562,674
 Ekornes ASA...........................................       28,690        199,580
 Elkem ASA.............................................        9,850        156,695
 *Exense ASA...........................................        1,317            888
 Farstad Shipping ASA..................................       41,190        164,369

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Ganger Rolf ASA.......................................        5,490   $    109,539
 *Gresvig ASA..........................................        4,590         21,039
 Hafslund ASA..........................................       58,700        269,062
 *Home Invest ASA......................................       27,740         17,652
 Hydralift AS..........................................       15,540        110,617
 *Industrifinans Naeringseiendom ASA...................        7,582          7,932
 *Infocus Corp.........................................       10,455        323,617
 *Kenor ASA............................................       39,200         12,599
 Kongsberg Gruppen ASA.................................       25,800        244,866
 *Kvaerner ASA.........................................       11,200         84,555
 Kverneland ASA........................................        8,800         85,418
 *Leif Hoegh & Co. ASA.................................       31,175        245,446
 *Merkantildata ASA....................................       10,701         43,510
 Moelven Industrier ASA................................       55,578         45,256
 Narvesen Asa..........................................        9,100        286,583
 Nera ASA..............................................      111,753        527,909
 *Nordic Vlsi..........................................        5,000         80,889
 Nordlandsbanken ASA...................................        5,830        144,618
 *Ocean Rig ASA........................................       40,366        224,207
 Odfjell ASA Series A..................................       14,510        199,528
 Olav Thon Eiendomsselskap ASA.........................        8,320        159,724
 *Petrolia Drilling ASA................................       26,706         25,202
 *Prosafe ASA..........................................       23,630        346,600
 Rieber and Son ASA Series A...........................       23,584        146,255
 Scana Industrier ASA..................................       14,880         15,246
 Schibsted ASA.........................................       28,800        363,416
 *Sensonor ASA.........................................       23,969         27,402
 Smedvig ASA Series A..................................       57,680        435,461
 Spcs-Gruppen ASA......................................       48,120         63,316
 Steen and Stroem ASA..................................       19,512        215,701
 *Stento Asa...........................................        1,225         16,779
 *Tandberg ASA.........................................       35,240        414,275
 *Tandberg Data ASA....................................       35,250         55,126
 *Tandberg Television ASA..............................       47,030        344,913
 Ugland Nordic Shipping ASA............................        9,250        103,753
 *Unitor ASA...........................................       15,220         98,490
 Veidekke ASA..........................................       15,936         97,967
 *Visual Management Applications ASA...................       14,270         72,335
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       12,800        110,440
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,730,710)....................................                   8,531,062
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $15,463)......................................                      15,479
                                                                       ------------
TOTAL -- NORWAY
  (Cost $8,746,173)....................................                   8,546,541
                                                                       ------------
DENMARK -- (3.8%)
COMMON STOCKS -- (3.8%)
 Aalborg Portland Holding A.S. Series A................        6,050        211,876
 Aalborg Portland Holding A.S. Series B................        4,350        152,341
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         32,499
 Alm Brand A.S. Series B...............................        6,540         83,980
 Amagerbanken A.S......................................        1,050         40,449
 Amtssparekassen Fyn A.S...............................          968         40,341
 Bang & Olufsen Holding A.S. Series B..................        8,567        368,030

                                                               SHARES        VALUE+
                                                               ------        ------

 Brodrene Hartmann A.S. Series B.......................        2,865   $     40,468
 Carli Gry International A.S...........................        3,510         58,184
 Christian Hansen Holding A.S. Series B................        6,720        196,117
 Codan A.S.............................................        1,600        106,464
 Coloplast A.S. Series B...............................        4,374        188,924
 D'Hooge Schouw NV.....................................        2,000         81,715
 DFDS A.S., Copenhagen.................................        4,000        138,216
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         17,207
 *Dampskibsselsk et Torm A.S...........................        1,270         85,247
 Dampskibsselskabet Norden A.S.........................        1,770         50,623
 *Dansk Data Elektronik A.S............................          280         12,911
 Danske Traelastko.....................................        3,186        293,818
 *East Asiatic Co., Ltd................................       15,633        310,240
 Edb Gruppen A.S.......................................        1,810         28,524
 Ejendamsselskabet Norden A.S..........................        5,627        207,573
 FLS Industries........................................       27,500        386,289
 *Fimiston Resources & Technology Ltd..................          400          3,829
 Fluegger A.S. Series B................................        1,638         25,814
 Foras Holding A.S. Series A...........................        7,082         30,093
 Forstaedernes Bank....................................        1,250         23,931
 Glunz & Jensen A.S....................................        1,470         57,487
 HLJ Industri A.S......................................          160         21,495
 Henriksen Og Henriksen Holding A.S. Series B..........          770         77,752
 Hoejgaard Holding A.S. Series B.......................        1,700         30,562
 *Incentive A.S........................................        3,575         62,600
 Jamo A.S..............................................        1,000         25,332
 *Junckers (F.) Industrier A.S.........................          860         11,043
 Jyske Bank A.S........................................       10,960        199,591
 *Kjobenhavns Sommer Tivoli A.S........................          190         33,935
 *Koebenhavns Lufthavne................................        6,900        547,727
 Korn-Og Foderstof Kompagnet A.S.......................        8,498        158,724
 Lauritzen (J.) Holding Series B.......................        1,763        156,413
 *Midtbank A.S.........................................        1,820         59,701
 *NTR Holdings A.S.....................................        1,130         12,664
 Naestved Diskontobanken...............................          230         18,795
 *Neg Micon A.S........................................       11,348        496,772
 *Neurosearch A.S......................................        4,650        187,274
 Nordiske Kabel og Traadfabrikker Holding A.S..........        2,603        486,184
 Nordvestbank..........................................          250         20,587
 Per Aarsleff A.S. Series B............................        1,545         56,362
 Radiometer A.S. Series B..............................        5,373        131,717
 Ringkjoebing Landbobank...............................          170         37,309
 Rockwool, Ltd.........................................        3,820         71,349
 Sanistal A.S. Series B................................          936         29,502
 Sas Danmark A.S.......................................       34,300        300,304
 Satair A.S............................................        1,350         34,671
 Sophus Berendsen A.S..................................       14,520        323,747
 Spar Nord Holding.....................................        3,623        140,415
 Sparkasse Regensburg..................................       10,590        294,225
 Sydbank A.S...........................................        1,742         64,667
 TK Development........................................        9,745        290,087
 *Topdanmark A.S.......................................       25,360        479,590
 VT Holdings Shares A..................................           44          1,875
 VT Holdings Shares B..................................        3,086        129,689

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Vest-Wood A.S.........................................        4,092   $    140,917
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102        115,329
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,523,624)....................................                   8,522,096
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $2,554).......................................                       2,637
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tivoli Rights 12/15/00
   (Cost $0)...........................................          190              0
                                                                       ------------
TOTAL -- DENMARK
  (Cost $8,526,178)....................................                   8,524,733
                                                                       ------------
FINLAND -- (3.1%)
COMMON STOCKS -- (3.1%)
 Alandsbanken AB Series B..............................        1,700         24,417
 Amer-Yhtymae Oyj Series A.............................       17,020        408,177
 *Benefon Oy...........................................        1,900         17,763
 *Eq Holding Oyj.......................................       51,210          9,361
 *Evox Rifa Group Oyj..................................       51,210         12,482
 Finnair Oyj...........................................       77,910        282,811
 Finnlines Oy..........................................       18,280        316,662
 Finvest Oyj...........................................       51,210          8,024
 Fiskars Oy AB Series A................................        8,550         52,099
 HK Ruokatalo Oy Series A..............................       11,400         17,366
 Instrumentarium Oy....................................       27,200        544,109
 KCI Konecranes International Oyj......................       13,800        341,165
 Kemira Oyj............................................      118,400        554,499
 Kone Corp.............................................        4,980        305,406
 Kyro Oyj AB Series P..................................       36,470        268,262
 Laennen Tehtaat Oy....................................        3,930         41,053
 Lasslla and Tikanoja Oyj..............................       11,970        197,977
 Lemminkainen Oy.......................................       13,100        140,833
 *Mandatum Bank P.L.C. Series B........................          892          5,109
 Martela Oy............................................          530          9,689
 Metsaemarkka Oyj Series B.............................          700          2,498
 Nokian Renkaat Oyj....................................        9,700        149,456
 Nordic Aluminium Oy...................................        1,900         13,232
 Novo Group Oyj........................................       31,600         79,772
 Okobank Class A.......................................       31,940        380,910
 Olvi Oyj Series A.....................................          410          6,246
 *Oy Stockmann AB Series B.............................       24,300        258,067
 PK Cables Oyj.........................................        4,760         53,452
 Partek Oyj............................................       44,870        472,616
 *Polar Real Estate Corp. Series K.....................      126,010         25,229
 Ponsse Oyj............................................        4,900         48,199
 *Raisio Group P.L.C. Series V.........................      118,423        183,494
 Rakentajain Koneuvokrammo Oy..........................        1,900         17,284
 *Rocla Oy.............................................        1,300          6,484
 Santasalo-Jot Oy......................................        3,400          7,814
 *Silja Oy AB Series A.................................       44,020         36,403
 *Stonesoft Corp.......................................       11,279        154,933
 Talentum Oyj..........................................       18,300        113,741
 Tamro Oyj.............................................      105,620        170,092
 Uponor Oyj Series A...................................       32,500        514,899
 Vaisala Oy Series A...................................       12,650        319,342
 *Vestcap Oyj Series B.................................       51,210         20,060

                                                               SHARES        VALUE+
                                                               ------        ------

 Viking Line AB........................................        3,240   $     59,793
 Yit-Yhtymae Oyj.......................................       26,854        290,100
                                                                       ------------
TOTAL -- FINLAND
  (Cost $8,166,156)....................................                   6,941,380
                                                                       ------------
BELGIUM -- (3.0%)
COMMON STOCKS -- (3.0%)
 *Abfin SA.............................................        2,560              0
 Afrifina..............................................        3,480        289,604
 BMT NV................................................        2,040        153,075
 Banque Nationale de Belgique..........................          710        859,093
 Belge des Betons......................................          425        139,105
 *Brederode SA.........................................        2,610         57,141
 CFE (Compagnie Francois d'Entreprises)................        2,080        333,337
 CMB (Cie Martime Belge)...............................          500         34,820
 Carrieres Unies Porphyre..............................           20         16,191
 Chimique et Metallurgique Campine, Beerse.............          370         25,799
 Cie Auxiliaire des Mines Auximines....................          544        281,999
 *Cie Auxiliaire des Mines Auximines Strip VVPR........          136            133
 City Hotels SA........................................        1,290         70,184
 Cofinimmo SA..........................................        4,763        360,717
 Commerciale de Brasserie SA COBRHA....................          115         34,036
 Creyf's SA............................................       20,168        430,126
 *Creyf's SA Interim Strip VVPR........................        8,168             71
 Deceuninck SA.........................................       63,700        776,309
 Engrais Rosier SA.....................................          655         35,921
 *Finspa...............................................          325              0
 Floridienne NV........................................        2,033        143,524
 *Franki NV (Cie International des Pieux Armes
   Frankignoul SA).....................................        5,875              0
 Glaces de Charleroi...................................           70        182,743
 Glaverbel SA..........................................          400         27,856
 Ibel (Nouvelle).......................................        2,655        169,871
 Immobel (Cie Immobiliere de Belgique SA)..............       10,600        369,090
 *Intercomfina SA......................................       11,000             96
 *Koramic Building Products SA.........................          700         22,058
 Mecaniver SA, Bruxelles...............................          128         55,567
 *Metiers Automatiques Picanol.........................          403        137,167
 *PCB SA Bruxelles.....................................        5,030         11,494
 *Papeteries de Catala SA..............................          315         32,905
 Plantations Nord-Sumatra SA...........................          650         80,347
 Recticel SA...........................................        8,450         69,291
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        111,772
 *SCF VVPR Shares......................................        2,470         15,373
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545         94,144
 *Sait Radioholland....................................        6,088         95,392
 Sapec SA..............................................        3,635        156,314
 *Sapec SA VVPR........................................           75             33
 Sidro.................................................        4,040        302,445
 *Sioen Industries.....................................        1,400         26,068
 Spector Photo Group SA................................        3,688         58,911
 Surongo SA............................................           20          4,579
 Telindus Group SA.....................................       17,240        285,590
 *Ter Beke NV..........................................        2,212         80,873

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 UNIBRA................................................        1,600   $    111,423
 Uco Textiles NV.......................................        2,124        170,102
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $7,002,396)....................................                   6,712,689
                                                                       ------------
AUSTRIA -- (1.9%)
COMMON STOCKS -- (1.9%)
 Allgemeine Sparkasse Baugesellschaft..................          670         63,864
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        294,146
 BBAG Oesterreichische Brau-Beteiligungs...............        7,084        258,997
 BWT AG................................................       13,530        376,890
 Bank Fuer Kaernten und Steiermark AG..................          520         40,196
 Bau Holding AG........................................        4,980        108,377
 Bohler Uddeholm AG....................................        9,020        278,977
 Brau Union Goess-Reinighaus AG........................        8,200        305,866
 *Ca Immobilien Invest AG..............................          670          9,367
 *Die Erste Immobilien AG..............................        1,244        164,600
 Flughafen Wien AG.....................................       12,730        444,697
 *Immofinanz Immobilien Anlagen AG.....................       61,160        272,054
 Jenbacher AG..........................................        7,860         95,789
 *Leipnik-Lundenburger Industrie AG....................          300         13,058
 Lenzing AG............................................        3,013        192,907
 *Manner (Josef) & Co. AG..............................          870         15,374
 Mayr-Melnhof Karton AG................................        9,840        387,683
 Oberbank AG...........................................        3,234        189,040
 Readymix Kies-Union AG................................          500         30,467
 Rhi AG, Wien..........................................       16,334        320,631
 Rosenbauer International AG...........................          850         18,875
 Ubm Realitaetenentwicklung AG.........................          360         20,996
 Va Technologie AG.....................................        6,807        212,132
 Vogel and Noot Waermetechnik AG.......................        1,700         13,171
 Wolford AG............................................        4,100         81,196
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $5,054,288)....................................                   4,209,350
                                                                       ------------
IRELAND -- (1.6%)
COMMON STOCKS -- (1.6%)
 Abbey P.L.C...........................................       19,319         47,929
 Anglo Irish Bank Corp. P.L.C..........................      192,323        465,418
 *Arcon International Resources P.L.C..................      143,750         21,898
 Ardagh P.L.C..........................................       13,676         16,072
 Arnotts P.L.C.........................................        8,811         50,622
 Barlo Group P.L.C.....................................      115,775         85,664
 *Dragon Oil P.L.C.....................................      104,167         30,830
 *Dunloe Ewart P.L.C...................................      235,918         90,361
 Fyffes P.L.C..........................................      195,858        115,936
 Glanbia P.L.C.........................................      175,508         67,223

                                                               SHARES        VALUE+
                                                               ------        ------

 Golden Vale P.L.C.....................................      108,124   $     89,415
 Green Property Co.....................................       75,732        458,175
 Greencore Group P.L.C.................................      131,110        279,620
 Heiton Holdings P.L.C.................................       32,420         80,431
 IAWS Group P.L.C......................................       59,457        380,415
 IFG Group P.L.C.......................................       16,604         25,944
 IWP International P.L.C...............................       39,611         59,308
 Irish Continental Group P.L.C.........................       15,838         70,313
 Jurys Hotel Group P.L.C...............................       40,376        298,751
 Kingspan Group P.L.C..................................      114,417        308,759
 Ryan Hotels P.L.C.....................................       39,647         37,964
 *Tullow Oil P.L.C.....................................      212,968        148,310
 United Drug P.L.C.....................................       17,081        138,281
 Waterford Wedgwood P.L.C..............................      220,752        234,440
                                                                       ------------
TOTAL -- IRELAND
  (Cost $4,244,272)....................................                   3,602,079
                                                                       ------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *National Oilwell, Inc.
   (Cost $57,188)......................................        4,318        137,636
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *National Oilwell, Inc. Warrants 03/15/01
   (Cost $0)...........................................          480              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $57,188).......................................                     137,636
                                                                       ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $113,263).....................................                     116,386
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   7.25%, 05/15/04, valued at $1,112,493) to be
   repurchased at $1,095,182.
   (Cost $1,095,000)...................................   $    1,095      1,095,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $203,181,130)++....                $224,615,115
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for income tax purposes is $203,196,155.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                         THE U.S.           THE U.S.          THE U.S. 6-10
                                                           LARGE              LARGE               SMALL              THE DFA
                                                          COMPANY           CAP VALUE            COMPANY          INTERNATIONAL
                                                          SERIES             SERIES              SERIES           VALUE SERIES
                                                        -----------       -------------       -------------       -------------
ASSETS:
Investments at Value.............................       $3,132,745        $  1,726,938         $   766,227        $  1,537,945
Collateral for Securities Loaned.................           10,482              15,534              40,039              80,105
Cash.............................................            1,557                  --                  --                  --
Receivables:
  Dividends, Interest, and Tax Reclaims..........            4,271               6,209                 678               4,528
  Investment Securities Sold.....................            2,655                  --               2,848               1,531
  Fund Shares Sold...............................            1,283               4,800                 145              11,002
Prepaid Expenses and Other Assets................               16                   4                   1                  16
                                                        ----------        ------------         -----------        ------------
    Total Assets.................................        3,153,009           1,753,485             809,938           1,635,127
                                                        ----------        ------------         -----------        ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned................           10,482              15,534              40,039              80,105
  Investment Securities Purchased................            2,673                  --                 323                  --
  Fund Shares Redeemed...........................              462               2,301               1,335               1,088
  Futures Margin Variation.......................              286                  --                  --                  --
Accrued Expenses and Other Liabilities...........              294                 307                  90                 453
                                                        ----------        ------------         -----------        ------------
    Total Liabilities............................           14,197              18,142              41,787              81,646
                                                        ----------        ------------         -----------        ------------
NET ASSETS.......................................       $3,138,812        $  1,735,343         $   768,151        $  1,553,481
                                                        ==========        ============         ===========        ============
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)........              N/A         117,964,911          65,835,877         128,660,985
                                                        ==========        ============         ===========        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE......................................              N/A        $      14.71         $     11.67        $      12.07
                                                        ==========        ============         ===========        ============
Investments at Cost..............................       $2,387,416        $  1,811,242         $   872,919        $  1,400,137
                                                        ==========        ============         ===========        ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                                       THE
                                                      THE JAPANESE        THE PACIFIC          THE UNITED          CONTINENTAL
                                                         SMALL             RIM SMALL         KINGDOM SMALL            SMALL
                                                        COMPANY             COMPANY             COMPANY              COMPANY
                                                         SERIES             SERIES               SERIES               SERIES
                                                     --------------       -----------       ----------------       ------------
ASSETS:
Investments at Value..........................          $198,812           $131,436             $108,995             $224,615
Collateral for Securities Loaned..............            31,253              9,342                  100               20,661
Receivables:
  Dividends, Interest, and Tax Reclaims.......               701                304                  275                1,334
  Investment Securities Sold..................                --                211                  623                  944
Prepaid Expenses and Other Assets.............                18                 16                   16                   16
                                                        --------           --------             --------             --------
    Total Assets..............................           230,784            141,309              110,009              247,570
                                                        --------           --------             --------             --------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.............            31,253              9,342                  100               20,661
  Investment Securities Purchased.............             3,327                  7                   --                    2
  Fund Shares Redeemed........................                18                 10                   69                  114
Accrued Expenses and Other Liabilities........                68                 62                   34                   69
                                                        --------           --------             --------             --------
    Total Liabilities.........................            34,666              9,421                  203               20,846
                                                        --------           --------             --------             --------
NET ASSETS....................................          $196,118           $131,888             $109,806             $226,724
                                                        ========           ========             ========             ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE...................................               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========
Investments at Cost...........................          $390,001           $207,652             $ 99,204             $203,181
                                                        ========           ========             ========             ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

                                                                                         THE U.S. 6-10
                                                      THE U.S. LARGE   THE U.S. LARGE        SMALL           THE DFA
                                                         COMPANY         CAP VALUE          COMPANY       INTERNATIONAL
                                                          SERIES           SERIES           SERIES        VALUE SERIES
                                                      --------------   --------------    -------------    -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, $0 and $3,280, respectively)..............       $  37,092        $  39,951        $   5,682        $ 36,513
  Interest........................................             676              788              889           1,335
  Income from Securities Lending..................              27              190            1,249           1,300
                                                         ---------        ---------        ---------        --------
      Total Investment Income.....................          37,795           40,929            7,820          39,148
                                                         ---------        ---------        ---------        --------
EXPENSES
  Investment Advisory Services....................             805            1,737              219           3,237
  Accounting & Transfer Agent Fees................             483              652              273             814
  Custodian Fees..................................             165              178               74             423
  Legal Fees......................................              38               17                8              20
  Audit Fees......................................              45               17                8              20
  Shareholders' Reports...........................              55               27                3              43
  Trustees' Fees and Expenses.....................              35                9                8              17
  Other...........................................             202               61               26             110
                                                         ---------        ---------        ---------        --------
      Total Expenses..............................           1,828            2,698              619           4,684
                                                         ---------        ---------        ---------        --------
  NET INVESTMENT INCOME...........................          35,967           38,231            7,201          34,464
                                                         ---------        ---------        ---------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................         (23,065)         167,552          120,566          51,632
  Net Realized Loss on Foreign Currency
    Transactions..................................              --               --               --          (1,064)
  Net Realized Loss on Futures....................          (1,770)              --               --              --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....        (166,154)        (153,465)        (120,728)        (89,106)
    Translation of Foreign Currency Denominated
      Amounts.....................................              --               --               --             (57)
    Futures.......................................            (881)              --               --              --
                                                         ---------        ---------        ---------        --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................        (191,870)          14,087             (162)        (38,595)
                                                         ---------        ---------        ---------        --------
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM
 OPERATIONS.......................................       $(155,903)       $  52,318        $   7,039        $ (4,131)
                                                         =========        =========        =========        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

                                                                                      THE
                                                                         THE        UNITED
                                                         THE           PACIFIC      KINGDOM          THE
                                                       JAPANESE       RIM SMALL      SMALL       CONTINENTAL
                                                    SMALL COMPANY      COMPANY      COMPANY     SMALL COMPANY
                                                        SERIES         SERIES       SERIES          SERIES
                                                    --------------    ---------    ---------    --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $422, $164, $432 and $623, respectively)......     $  2,392       $  6,672     $  4,039        $  6,152
  Interest........................................          272            208          135             269
  Income from Securities Lending..................          564            214            4             212
                                                       --------       --------     --------        --------
      Total Investment Income.....................        3,228          7,094        4,178           6,633
                                                       --------       --------     --------        --------
EXPENSES
  Investment Advisory Services....................          196            162          126             252
  Accounting & Transfer Agent Fees................          240            199          155             310
  Custodian Fees..................................           68             80           28             105
  Legal Fees......................................            2              2            2               3
  Audit Fees......................................            2              2            2               3
  Shareholders' Reports...........................            5              4            4               7
  Trustees' Fees and Expenses.....................            2              2            1               3
  Other...........................................           11             10            7              14
                                                       --------       --------     --------        --------
      Total Expenses..............................          526            461          325             697
                                                       --------       --------     --------        --------
  NET INVESTMENT INCOME...........................        2,702          6,633        3,853           5,936
                                                       --------       --------     --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities
    Sold..........................................           75         14,211        4,590          13,048
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................          (23)           (73)        (116)             71
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....      (21,858)       (44,272)     (14,675)        (11,756)
    Translation of Foreign Currency Denominated
      Amounts.....................................          (41)             3            3             (81)
                                                       --------       --------     --------        --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      (21,847)       (30,131)     (10,198)          1,282
                                                       --------       --------     --------        --------
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM
 OPERATIONS.......................................     $(19,145)      $(23,498)    $ (6,345)       $  7,218
                                                       ========       ========     ========        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (Amounts in thousands)


                               THE U.S. LARGE           THE U.S. LARGE
                               COMPANY SERIES          CAP VALUE SERIES
                           -----------------------  -----------------------
                                      YEAR         YEAR        YEAR         YEAR
                                      ENDED       ENDED        ENDED       ENDED
                                    NOV. 30,     NOV. 30,    NOV. 30,     NOV. 30,
                                      2000         1999        2000         1999
                                   -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income......      $   35,967   $   28,330  $   38,231   $   33,022
  Net Realized Gain (Loss) on
    Investment Securities Sold...     (23,065)       8,219     167,552      310,039
  Net Realized Loss on Futures...      (1,770)          --          --           --
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency.......              --           --    (153,465)    (262,465)
    Investment Securities....        (166,154)     351,120          --           --
    Futures..................            (881)          --          --           --
                                   ----------   ----------  ----------   ----------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations...............        (155,903)     387,669      52,318       80,596
                                   ----------   ----------  ----------   ----------

Distributions From:
  Net Investment Income......              --           --     (36,997)     (32,738)
  Net Realized Gains.........              --           --    (310,296)    (135,996)
                                   ----------   ----------  ----------   ----------
    Total Distributions......              --           --    (347,293)    (168,734)
                                   ----------   ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued..............              --           --     394,020      240,602
  Shares Issued in Lieu of Cash
    Distributions............              --           --     344,153      166,280
  Shares Redeemed............              --           --    (495,937)    (286,569)
                                   ----------   ----------  ----------   ----------
  Net Increase from Capital Share
    Transactions.............              --           --     242,236      120,313
                                   ----------   ----------  ----------   ----------
Transactions in Interest:
  Contributions..............         798,812    1,037,766          --           --
  Withdrawals................        (279,159)    (207,547)         --           --
                                   ----------   ----------  ----------   ----------
  Net Increase from Transactions
    in Interest..............         519,653      830,219          --           --
                                   ----------   ----------  ----------   ----------
    Total Increase (Decrease)...      363,750    1,217,888     (52,739)      32,175
NET ASSETS
  Beginning of Period........       2,775,062    1,557,174   1,788,082    1,755,907
                                   ----------   ----------  ----------   ----------
  End of Period..............      $3,138,812   $2,775,062  $1,735,343   $1,788,082
                                   ==========   ==========  ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............             N/A          N/A      26,884       12,917
   Shares Issued in Lieu of Cash
     Distributions...........                                   24,149        9,595
   Shares Redeemed...........                                  (33,556)     (15,459)
                                                            ----------   ----------
                                                                17,477        7,053
                                                            ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                            THE U.S. 6-10 SMALL     THE DFA INTERNATIONAL
                               COMPANY SERIES           VALUE SERIES
                           ----------------------  -----------------------
                                          YEAR
                           YEAR ENDED     ENDED    YEAR ENDED   YEAR ENDED
                           NOV. 30,     NOV. 30,   NOV. 30,     NOV. 30,
                              2000        1999        2000         1999
                           ----------   ---------  ----------   ----------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment
    Income...............  $    7,201   $   4,945  $   34,464   $   37,751
  Net Realized Gain on
    Investment Securities
    Sold.................     120,566      56,608      51,632      100,874
  Net Realized Loss on
    Foreign Currency
    Transactions.........          --          --      (1,064)        (341)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency...........          --          --     (89,106)      81,414
    Investment
      Securities.........    (120,728)     31,371          --           --
    Translation of
      Foreign Currency
      Denominated
      Amounts............          --          --         (57)        (368)
                           ----------   ---------  ----------   ----------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........       7,039      92,924      (4,131)     219,330

Distributions From:
  Net Investment
    Income...............      (6,602)     (4,995)    (33,278)     (42,454)
  Net Realized Gains.....     (58,823)    (49,223)   (100,340)      (3,807)
                           ----------   ---------  ----------   ----------
    Total
      Distributions......     (65,425)    (54,218)   (133,618)     (46,261)
                           ----------   ---------  ----------   ----------
Capital Share
  Transactions (1):
  Shares Issued..........     408,007      98,295     390,621      145,300
  Shares Issued in Lieu
    of Cash
    Distributions........      64,585      53,051     133,618       46,261
  Shares Redeemed........    (232,141)   (150,769)   (493,386)    (424,502)
                           ----------   ---------  ----------   ----------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........     240,451         577      30,853     (232,941)
                           ----------   ---------  ----------   ----------
    Total Increase
      (Decrease).........     182,065      39,283    (106,896)     (59,872)
NET ASSETS
  Beginning of Period....     586,086     546,803   1,660,377    1,720,249
                           ----------   ---------  ----------   ----------
  End of Period..........  $  768,151   $ 586,086  $1,553,481   $1,660,377
                           ==========   =========  ==========   ==========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........      31,035       8,767      31,537       11,508
   Shares Issued in Lieu
     of Cash
     Distributions.......       5,630       5,082      10,630        3,655
   Shares Redeemed.......     (18,695)    (13,717)    (39,481)     (33,103)
                           ----------   ---------  ----------   ----------
                               17,970         132       2,686      (17,940)
                           ==========   =========  ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                    THE                    THE
                                 JAPANESE              PACIFIC RIM
                                   SMALL                  SMALL
                              COMPANY SERIES         COMPANY SERIES
                           ---------------------  ---------------------
                                          YEAR                   YEAR
                           YEAR ENDED    ENDED    YEAR ENDED    ENDED
                           NOV. 30,     NOV. 30,  NOV. 30,     NOV. 30,
                              2000        1999       2000        1999
                           ----------   --------  ----------   --------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment
    Income...............  $    2,702   $  2,212  $    6,633   $  4,774
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......          75     (3,116)     14,211    (11,610)
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........         (23)       143         (73)     2,522
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
     and Foreign
     Currency............     (21,858)    42,419     (44,272)    75,981
    Translation of
     Foreign Currency
     Denominated
     Amounts.............         (41)       (39)          3          4
                           ----------   --------  ----------   --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........     (19,145)    41,619     (23,498)    71,671
                           ----------   --------  ----------   --------
Transaction in Interest:
  Contributions..........      51,610     25,283       4,600     13,505
  Withdrawals............     (39,023)   (54,230)    (32,973)   (41,298)
                           ----------   --------  ----------   --------
  Net Increase (Decrease)
    from Transactions in
    Interest.............      12,587    (28,947)    (28,373)   (27,793)
                           ----------   --------  ----------   --------
    Total Increase
     (Decrease)..........      (6,558)    12,672     (51,871)    43,878
NET ASSETS
  Beginning of Period....     202,676    190,004     183,759    139,881
                           ----------   --------  ----------   --------
  End of Period..........  $  196,118   $202,676  $  131,888   $183,759
                           ==========   ========  ==========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                            THE UNITED KINGDOM    THE CONTINENTAL SMALL
                                   SMALL
                              COMPANY SERIES         COMPANY SERIES
                           ---------------------  ---------------------
                                          YEAR                   YEAR
                           YEAR ENDED    ENDED    YEAR ENDED    ENDED
                           NOV. 30,     NOV. 30,  NOV. 30,     NOV. 30,
                              2000        1999       2000        1999
                           ----------   --------  ----------   --------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment
    Income...............  $    3,853   $  4,809  $    5,936   $  5,173
  Net Realized Gain on
    Investment Securities
    Sold.................       4,590     10,395      13,048     26,397
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........        (116)       (47)         71       (286)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
     and Foreign
     Currency............     (14,675)    27,562     (11,756)   (49,186)
    Translation of
     Foreign Currency
     Denominated
     Amounts.............           3         (8)        (81)       (77)
                           ----------   --------  ----------   --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........      (6,345)    42,711       7,218    (17,979)
                           ----------   --------  ----------   --------
Transaction in Interest:
  Contributions..........      10,117     20,680      27,028     53,967
  Withdrawals............     (26,093)   (58,750)    (59,890)   (88,022)
                           ----------   --------  ----------   --------
  Net Decrease from
    Transactions in
    Interest.............     (15,976)   (38,070)    (32,862)   (34,055)
                           ----------   --------  ----------   --------
    Total Increase
     (Decrease)..........     (22,321)     4,641     (25,644)   (52,034)
NET ASSETS
  Beginning of Period....     132,127    127,486     252,368    304,402
                           ----------   --------  ----------   --------
  End of Period..........  $  109,806   $132,127  $  226,724   $252,368
                           ==========   ========  ==========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   THE U.S. LARGE COMPANY SERIES
                            ---------------------------------------------------------------------------
                               YEAR             YEAR             YEAR            YEAR           YEAR
                               ENDED            ENDED            ENDED           ENDED          ENDED
                             NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,       NOV. 30,
                               2000             1999             1998            1997           1996
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
  of Period (1)...........         N/A+             N/A+             N/A+           N/A+      $  13.48
                            ----------       ----------       ----------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS (1)
  Net Investment Income...          --               --               --             --           0.15
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).......          --               --               --             --           1.41
                            ----------       ----------       ----------       --------       --------
    Total from Investment
      Operations..........          --               --               --             --           1.56
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income...          --               --               --             --          (0.16)
  Net Realized Gains......          --               --               --             --          (0.08)
                            ----------       ----------       ----------       --------       --------
    Total Distributions...          --               --               --             --          (0.24)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period (1)..............         N/A+             N/A+             N/A+           N/A+      $  14.80
=======================================================================================================
Total Return (1)..........         N/A+             N/A+             N/A+           N/A+         11.60%#
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).............  $3,138,812       $2,775,062       $1,557,174       $822,493       $466,441
Ratio of Expenses to
  Average Net Assets......        0.06%            0.06%            0.06%          0.07%          0.12%
Ratio of Net Investment
  Income to Average Net
  Assets..................        1.12%            1.27%            1.47%          1.75%          2.12%
Portfolio Turnover Rate...           8%               4%               9%             4%            14%
-------------------------------------------------------------------------------------------------------

                                                   THE U.S. LARGE CAP VALUE SERIES
                            -----------------------------------------------------------------------------
                               YEAR             YEAR             YEAR             YEAR            YEAR
                               ENDED            ENDED            ENDED            ENDED           ENDED
                             NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                               2000             1999             1998             1997            1996
--------------------------  -----------------------------------------------------------------------------
Net Asset Value, Beginning
  of Period (1)...........  $    17.79       $    18.79       $    18.09       $    15.52       $  13.29
                            ----------       ----------       ----------       ----------       --------
INCOME FROM INVESTMENT
  OPERATIONS (1)
  Net Investment Income...        0.33             0.34             0.31             0.32           0.31
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).......        0.04             0.46             1.71             3.38           2.57
                            ----------       ----------       ----------       ----------       --------
    Total from Investment
      Operations..........        0.37             0.80             2.02             3.70           2.88
--------------------------  -----------------------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income...       (0.32)           (0.34)           (0.32)           (0.31)         (0.31)
  Net Realized Gains......       (3.13)           (1.46)           (1.00)           (0.82)         (0.34)
                            ----------       ----------       ----------       ----------       --------
    Total Distributions...       (3.45)           (1.80)           (1.32)           (1.13)         (0.65)
--------------------------  -----------------------------------------------------------------------------
Net Asset Value, End of
  Period (1)..............  $    14.71       $    17.79       $    18.79       $    18.09       $  15.52
==========================  =============================================================================
Total Return (1)..........        3.06%            4.64%           11.93%           25.31%         22.48%
--------------------------  -----------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).............  $1,735,343       $1,788,082       $1,755,907       $1,489,996       $987,942
Ratio of Expenses to
  Average Net Assets......        0.16%            0.16%            0.16%            0.18%          0.19%
Ratio of Net Investment
  Income to Average Net
  Assets..................        2.20%            1.80%            1.67%            1.96%          2.37%
Portfolio Turnover Rate...          26%              43%              25%              18%            20%
--------------------------  -----------------------------------------------------------------------------

#             Non-annualized
(1)           For the U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective
              June 1, 1996, this Series was reorganized as a partnership, and these items are no longer applicable.
N/A+          Not applicable as The U.S. Large Company Series is organized as a partnership

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 THE U.S. 6-10 SMALL COMPANY SERIES
                                ---------------------------------------------------------------------
                                  YEAR           YEAR           YEAR           YEAR           YEAR
                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                  2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................  $  12.24       $  11.46       $  13.82       $  12.56       $  11.26
                                --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......      0.11           0.10           0.10           0.11           0.13
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      0.65           1.83          (1.28)          2.81           1.92
                                --------       --------       --------       --------       --------
    Total from Investment
      Operations..............      0.76           1.93          (1.18)          2.92           2.05
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.11)         (0.11)         (0.10)         (0.10)         (0.13)
  Net Realized Gains..........     (1.22)         (1.04)         (1.08)         (1.56)         (0.62)
                                --------       --------       --------       --------       --------
    Total Distributions.......     (1.33)         (1.15)         (1.18)         (1.66)         (0.75)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  11.67       $  12.24       $  11.46       $  13.82       $  12.56
=====================================================================================================
Total Return..................      6.48%         18.62%         (8.98)%        26.47%         19.17%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $768,151       $586,086       $546,803       $432,833       $268,401
Ratio of Expenses to Average
  Net Assets..................      0.08%          0.09%          0.09%          0.11%          0.13%
Ratio of Net Investment Income
  to Average Net Assets.......      0.99%          0.89%          0.88%          0.96%          1.05%
Portfolio Turnover Rate.......        38%            29%            29%            30%            32%
-----------------------------------------------------------------------------------------------------

                                                      THE DFA INTERNATIONAL VALUE SERIES
                                -------------------------------------------------------------------------------
                                   YEAR             YEAR             YEAR             YEAR             YEAR
                                   ENDED            ENDED            ENDED            ENDED            ENDED
                                 NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                   2000             1999             1998             1997             1996
------------------------------  -------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................  $    13.18       $    11.95       $    10.90       $    11.79       $    10.55
                                ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.27             0.28             0.22             0.24             0.23
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (0.31)            1.29             1.13            (0.67)            1.32
                                ----------       ----------       ----------       ----------       ----------
    Total from Investment
      Operations..............       (0.04)            1.57             1.35            (0.43)            1.55
------------------------------  -------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.26)           (0.31)           (0.27)           (0.22)           (0.23)
  Net Realized Gains..........       (0.81)           (0.03)           (0.03)           (0.24)           (0.08)
                                ----------       ----------       ----------       ----------       ----------
    Total Distributions.......       (1.07)           (0.34)           (0.30)           (0.46)           (0.31)
------------------------------  -------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    12.07       $    13.18       $    11.95       $    10.90       $    11.79
==============================  ===============================================================================
Total Return..................       (0.51)%          13.27%           12.50%           (3.84)%          14.85%
------------------------------  -------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $1,553,481       $1,660,377       $1,720,249       $1,582,086       $1,356,852
Ratio of Expenses to Average
  Net Assets..................        0.29%            0.29%            0.29%            0.32%            0.36%
Ratio of Net Investment Income
  to Average Net Assets.......        2.13%            2.17%            1.90%            2.09%            2.23%
Portfolio Turnover Rate.......           9%               6%              15%              23%              12%
------------------------------  -------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   THE JAPANESE SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
======================================================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $196,118       $202,676       $190,004       $175,342       $329,682
Ratio of Expenses to Average
  Net Assets...................      0.27%          0.28%          0.28%          0.29%          0.29%*
Ratio of Net Investment Income
  to Average Net Assets........      1.38%          1.10%          1.29%          0.93%          0.76%*
Portfolio Turnover Rate........         6%             6%             8%            13%             2%*
------------------------------------------------------------------------------------------------------

                                                 THE PACIFIC RIM SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
===============================  =====================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
-------------------------------  ---------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $131,888       $183,759       $139,881       $147,795       $231,481
Ratio of Expenses to Average
  Net Assets...................      0.29%          0.48%          0.38%          0.40%          0.45%*
Ratio of Net Investment Income
  to Average Net Assets........      4.10%          2.95%          4.01%          2.45%          2.50%*
Portfolio Turnover Rate........         7%            34%            26%            24%             8%*
-------------------------------  ---------------------------------------------------------------------

*         Annualized
N/A+      Not applicable as the Japanese Small Company Series and the
          Pacific Rim Small Company Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                THE UNITED KINGDOM SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
======================================================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $109,806       $132,127       $127,485       $171,851       $182,625
Ratio of Expenses to Average
  Net Assets...................      0.26%          0.26%          0.26%          0.25%          0.29%*
Ratio of Net Investment Income
  to Average Net Assets........      3.06%          3.55%          3.66%          2.86%          2.94%*
Portfolio Turnover Rate........        11%             5%            11%             4%             5%*
------------------------------------------------------------------------------------------------------

                                                 THE CONTINENTAL SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
===============================  =====================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
-------------------------------  ---------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $226,724       $252,368       $304,402       $323,610       $335,882
Ratio of Expenses to Average
  Net Assets...................      0.28%          0.27%          0.27%          0.29%          0.31%*
Ratio of Net Investment Income
  to Average Net Assets........      2.36%          1.92%          1.76%          1.84%          0.27%*
Portfolio Turnover Rate........         9%            11%             1%             3%             7%*
-------------------------------  ---------------------------------------------------------------------

*         Annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2000, the Trust consisted of twenty-four investment portfolios, of which eight are included in this section of the report and three are presented elsewhere in this report (collectively, the "Series"):

The U.S. Large Company Series                       The DFA International Value Series
The U.S. Large Cap Value Series                     The Japanese Small Company Series
The U.S. 6-10 Small Company Series                  The Pacific Rim Small Company Series
(the "Domestic Equity Portfolios")                  The United Kingdom Small Company Series
                                                    The Continental Small Company Series
                                                    (the "International Equity Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the intention of The U.S. Large Cap Value Series, The U.S. 6-10 Small Company Series and The DFA International Value Series to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series...............................      .025 of 1%
The U.S. Large Cap Value Series.............................       .10 of 1%
The U.S. 6-10 Small Company Series..........................       .03 of 1%
The DFA International Value Series..........................       .20 of 1%
The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                   OTHER INVESTMENT
                                                                      SECURITIES
                                                                -----------------------
                                                                PURCHASES      SALES
                                                                ---------   -----------
The U.S. Large Company Series...............................    $740,961    $  239,247
The U.S. Large Cap Value Series.............................     448,518       576,590
The U.S. 6-10 Small Company Series..........................     450,454       269,725
The DFA International Value Series..........................     142,885       207,532
The Japanese Small Company Series...........................      22,513        11,307
The Pacific Rim Small Company Series........................      10,450        28,840
The United Kingdom Small Company Series.....................      12,878        23,615
The Continental Small Company Series........................      22,476        47,435

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of futures, investment securities and foreign currencies for each Series were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The U.S. Large Company Series..............................      $975,186           $(266,398)     $ 708,788
The U.S. Large Cap Value Series............................       241,679            (326,153)       (84,474)
The U.S. 6-10 Small Company Series.........................       141,737            (250,854)      (109,117)
The DFA International Value Series.........................       359,373            (224,556)       134,817
The Japanese Small Company Series..........................        12,201            (206,285)      (194,084)
The Pacific Rim Small Company Series.......................        12,679             (89,474)       (76,795)
The United Kingdom Small Company Series....................        40,553             (30,766)         9,787
The Continental Small Company Series.......................        88,148             (66,729)        21,419

F. COMPONENTS OF NET ASSETS:

    At November 30, 2000, net assets consisted of (amounts in thousands)

                                                                                               UNREALIZED
                                                                                              APPRECIATION
                                                                                            (DEPRECIATION) OF
                                                                           UNDISTRIBUTED      FUTURES, SWAP
                                                                            NET REALIZED       CONTRACTS,        UNREALIZED
                                           UNDISTRIBUTED   UNDISTRIBUTED      FOREIGN          INVESTMENT        NET FOREIGN
                               PAID-IN     NET INVESTMENT   NET REALIZED      EXCHANGE       SECURITIES AND       EXCHANGE
                               CAPITAL         INCOME           GAIN            LOSS        FOREIGN CURRENCY        LOSS
                            -------------  --------------  --------------  --------------  -------------------  -------------
The U.S. Large Cap Value
 Series...................  $  1,649,870    $     2,489    $     167,288              --      $    (84,304)               --
The U.S. 6-10 Small
 Company Series...........       756,953            820          117,070              --          (106,692)               --
The DFA International
 Value Series.............     1,364,285          2,917           49,820   $      (1,064)          137,808      $       (285)


                                             NUMBER OF
                              TOTAL NET       SHARES
                               ASSETS       AUTHORIZED
                            -------------  -------------
The U.S. Large Cap Value
 Series...................  $  1,735,343      Unlimited
The U.S. 6-10 Small
 Company Series...........       768,151      Unlimited
The DFA International
 Value Series.............     1,553,481      Unlimited

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    3. FUTURES CONTRACTS. During the year ended November 30, 2000, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 2000, Large Company had outstanding 83 long futures contracts on the S&P 500 Index, all of which expire on December 15, 2000. The value of such contracts on November 30, 2000 was $27,421,125, which resulted in an unrealized loss of $881,500.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000, borrowings under the line with the domestic custodian bank were as follows:

                                          WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                           AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                        INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                        -------------   ------------   -----------   --------   ---------------
The U.S. Large Company Series.........      6.58%        $6,316,447        47        $54,233      $22,594,000
The U.S. Large Cap Value Series.......      6.52%         8,160,881        31         45,827       49,168,000
The U.S. 6-10 Small Company Series....      6.73%         5,084,000        21         19,966       10,221,000
The DFA International Value Series....      7.47%         6,797,000        18         25,362       99,000,000

    There were no outstanding borrowings under the line of credit at November 30, 2000.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the International Equity Portfolios together with other DFA-advised portfolios an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan and Fuji Securities which were collateralized by

U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Series and value of collateral on overnight repurchase agreements at November 30, 2000, was as follows:

                                                                           VALUE OF
                                                    MARKET VALUE OF     COLLATERAL AND       COLLATERAL ON
                                                   SECURITIES ON LOAN   IDEMNIFICATION   REPURCHASE AGREEMENTS
                                                   ------------------   --------------   ---------------------
Domestic Equity Portfolios
The U.S. Large Company Series....................     $ 9,866,550         $10,481,611         $10,763,504
The U.S. Large Cap Value Series..................      12,393,283          15,533,600          15,951,362
The U.S. 6-10 Small Company Series...............      31,310,397          40,038,876          41,115,685

International Equity Portfolios
The DFA International Value Series...............      75,523,556          80,105,108          84,942,324
The Japanese Small Company Series................      29,132,785          31,252,819          33,100,441
The Pacific Rim Small Company Series.............       7,070,851           9,341,971           8,911,511
The United Kingdom Small Company Series..........          73,361             100,000             103,623
The Continental Small Company Series.............      19,710,861          20,661,148          21,262,896

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. 6-10 Small Company Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Fort Lauderdale, Florida
January 12, 2001

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